                                 Filed with the Securities and Exchange Commission on April 29, 2003
Registration No. 333-58703                                                                      Investment Company Act No. 811-08447

                                                 SECURITIES AND EXCHANGE COMMISSION
                                                       Washington, D.C. 20549

                                                              FORM N-6
                                      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                                     Pre-Effective Amendment No. ______

                                                     Post-Effective Amendment No.  8

                                                               AND/OR

                                  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                                     Amendment No.  6

                                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT F
                                                     (Exact Name of Registrant)

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                     (Exact Name of Depositor)

                                          ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
                                        (Address of Depositor's Principal Executive Offices)
                                                           (203) 926-1888
                                                   (Depositor's Telephone Number)

                                                     SCOTT K. RICHARDSON, ESQ.
                                                 Chief Counsel - Variable Products
                                          One Corporate Drive, Shelton, Connecticut 06484
                                              (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: MAY 1, 2003 OR as soon as practicable after the effective date of this registration

It is proposed that this filing will become effective (check appropriate box)

__  immediately upon filing pursuant to paragraph (b)
X   on May 1, 2003 pursuant to paragraph (b)
__  60 days after filing pursuant to paragraph (a)(1)
__  on _________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
__  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

FPVLI

                                                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                                    One Corporate Drive, Shelton, Connecticut 06484
-------------------------------------------------------------------------------------------------------------------
This  Prospectus  describes a flexible  premium  variable life insurance  policy being offered by American  Skandia
Life  Assurance  Corporation  ("we," "our," "us,"  "American  Skandia," or "the  Company"),  One  Corporate  Drive,
Shelton,  Connecticut,  06484.  The Policy  may be offered as  individual  coverage  or as an  interest  in a group policy.  This  Prospectus  provides a detailed  discussion of matters you should  consider  before buying a Policy.
This Policy or certain of its  investment  options may not be available in all  jurisdictions.  Various  rights and benefits may differ between  jurisdictions to meet applicable law and/or regulations.  In particular,  please refer to Appendix B for a description of certain provisions that apply to Policies sold to New Jersey residents.

What is American Skandia  offering?  We are offering cash value life insurance  coverage called  "flexible  premium variable life insurance."  Each of these technical terms can be explained as follows:

|X|   The coverage is called "life  insurance"  because we will pay a death benefit to your  beneficiary(ies)  upon the death of the Insured  person (if there is a second  Insured,  the death  benefit is payable upon the death of the last surviving Insured).

|X|   It is "cash  value" life  insurance  because,  in  addition to the death  benefit,  it also  provides  living benefits for the Owner,  such as the right to take  withdrawals and the right to take loans using the value of the Policy as collateral.

|X|   The  coverage is called  "flexible  premium"  because it offers  considerable  flexibility  in the timing and amount of Premium  payments  after the  initial  Premium.  No  additional  Premium  must be paid  unless it is required to pay the ongoing monthly charges.  However,  there is a minimum amount we accept,  both for initial and  subsequent  Premiums.  There is also a maximum  total  amount you can pay.  In order to  achieve  certain beneficial  tax treatment  for  withdrawals  and loans,  you may need to limit the amounts you pay. If you pay the  maximum  allowable  amount,  you may not be able to pay any  additional  Premiums  without  applying  for additional insurance.

|X|   The  coverage is  "variable"  because you can  allocate  all or part of your  Premium to variable  investment options that invest in an  underlying  mutual fund or a portfolio of an underlying  mutual fund.  The variable investment  options are  Sub-accounts  of American  Skandia  Life  Assurance  Corporation  Separate  Account F
     ("Separate  Account F"). The following  underlying  mutual funds or  portfolios  of the  following  underlying mutual funds are currently being offered:  American Skandia Trust,  Montgomery Variable Series, Rydex Variable
     Trust,  INVESCO  Variable  Investment  Funds,  Inc.,  Evergreen  Variable  Annuity Trust,  ProFunds VP and The
     Prudential  Series  Fund,  Inc. A  description  of the  portfolios  of the  underlying  mutual  funds that are offered as variable  investment  options can be found  beginning on page 22. The  performance  of the variable investment  options  is not  guaranteed.  You  bear  the  investment  risk  if you  allocate  funds  to  these investment  options because the  performance of these  investment  options can decrease or increase.  This can impact the death benefit and the cash value of the Policy.

|X|   The  coverage  also allows you to allocate  all or part of your  Premiums  to a fixed  option that  credits a fixed rate of interest.  We guarantee the rate of return on this option.  These  obligations  are supported by our general account.  We bear the investment risk if you allocate funds to this option.

|X|   The Policy has a limited  amount of liquidity  during the first ten (10) years.  During that period,  you can only make  withdrawals  under certain  medically-related  circumstances or from Premium amounts made in excess of certain  limits.  However,  you can access a portion of the  Policy's  value  through  policy loans using a portion of its value as collateral.  Assuming that the Policy is not treated as a modified  endowment contract
     ("MEC"),  Policy  loans  receive  favorable  tax  treatment.  Policy loans are  currently  available at no net cost.  Loans can have an impact on benefits that can be positive or negative.

|X|   Depending  on the timing  and  amount of your  premium  payments,  the  Policy  may be  treated as a MEC.  We evaluate  your policy  according  to the "7-pay  test" under the Internal  Revenue  Code (the  "Code"),  which compares  the amount of  premiums  paid to the amount of  insurance  purchased.  If your policy  "passes"  the
     "7-pay test",  it will not be treated as a MEC. As a non-MEC,  partial  withdrawals or loans you take from the policy will receive  favorable  tax  treatment.  If your policy does not pass the "7-pay test" at any time, it will be treated as a MEC and will not be entitled to some of the beneficial  tax treatment  given to a non-MEC policy.

The variable life insurance  policy  described in this Prospectus is not a deposit of or guaranteed by, any bank or bank subsidiary,  and is not insured by the Federal Deposit  Insurance  Corporation,  the Federal Reserve Board, or
any other agency. The Policy is subject to investment risks and may decrease in value.
-------------------------------------------------------------------------------------------------------------------
THESE  SECURITIES  HAVE NOT BEEN APPROVED OR DISAPPROVED  BY THE  SECURITIES  AND EXCHANGE  COMMISSION OR ANY STATE
SECURITIES  COMMISSION  NOR HAS THE  COMMISSION  OR ANY STATE  SECURITIES  COMMISSION  PASSED UPON THE  ACCURACY OR
ADEQUACY  OF THIS  PROSPECTUS.  ANY  REPRESENTATION  TO THE  CONTRARY  IS A  CRIMINAL  OFFENSE.  PLEASE  READ  THIS
PROSPECTUS AND THE CURRENT PROSPECTUS FOR THE UNDERLYING FUNDS.  KEEP IT FOR FUTURE REFERENCE.
-------------------------------------------------------------------------------------------------------------------
FPVLI-PROS    (05/01/2003)   CALL   1-888-554-3348   FOR   FURTHER    INFORMATION    Prospectus   Dated:   May   1, 2003

                   PLEASE SEE OUR PRIVACY POLICY ATTACHED TO THE BACK COVER OF THIS PROSPECTUS.

                                                 TABLE OF CONTENTS

Summary of Benefits and Risks......................................................................................................3
Summary of Costs...................................................................................................................5
GLOSSARY OF IMPORTANT TERMS

   Independent Auditors.................................................................................Error! Bookmark not defined.

                                           SUMMARY OF BENEFITS AND RISKS

The  following  is a summary of the  benefits  and risks of the Policy  being  offered.  All of these  benefits and risks are described in more detail within this Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                            POLICY BENEFITS
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
DEATH BENEFIT                                    This  Policy is  considered  life  insurance  because  we pay a death  benefit to your beneficiary  upon the death of the Insured.  The death  benefit is the greatest of the
                                                 Basic Death Benefit,  the Minimum  Required  Death Benefit and the Guaranteed  Minimum
                                                 Death Benefit.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
INVESTMENT OPTIONS                               The Policy  offers many variable  investment  options that invest in  Portfolios.  The
                                                 Policy also offers fixed  allocations,  which provide a fixed rate of interest that is guaranteed by American Skandia.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
CASH VALUE CREDITS                               If your Policy is eligible, we credit, each Policy Anniversary,  additional amounts to your Account Value based on growth in your Policy's Cash Value.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
RIGHT TO CANCEL THE POLICY                       You have a limited  period of time after the date you receive your Policy in which you can return the Policy and receive a refund.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
TRANSFER OF ACCOUNT VALUE                        You may transfer Account Value between investment options,  with certain  limitations.
                                                 Additionally,  we offer two types of allocation  services:  dollar cost  averaging and static rebalancing.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
LOANS                                            You may  take a loan on the  Policy  using  your  Account  Value  as  collateral.  The maximum amount available as a loan is equal to 90% of your current Cash Value.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
PARTIAL WITHDRAWALS AND SURRENDERS               The Policy has a limited amount of liquidity  during the first ten (10) years.  During
                                                 that  period,   you  can  only  make  withdrawals   under  certain   medically-related
                                                 circumstances  or from Exempt  Premium.  There is no contingent  deferred sales charge on such  withdrawals.  After the tenth Policy Year, you may withdraw up to 90% of your
                                                 Cash Value.  You may  surrender  your Policy  after the right to cancel  period and we will pay you the Cash Value.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
ACCELERATED DEATH BENEFIT                        Under certain  circumstances,  we will pre-pay to you a portion of the Death Proceeds.
                                                 The  maximum  we will pay,  before any  reductions,  is the lesser of 50% of the Death
                                                 Benefit or $250,000.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
MEDICALLY-RELATED WAIVER                         Under certain circumstances,  you may take a medically-related  waiver and not pay any contingent  deferred  sales  charge  that  would  otherwise  apply to a  surrender.  A medically-related  waiver  also is the  only  context  in which  we  permit a  partial withdrawal in the first ten Policy Years of amounts other than Exempt Premium.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
TAX BENEFITS                                     Under  most  circumstances,  no  tax  is  payable  on  any  gains  until  distributed.
                                                 Distributions  from Policies not treated as modified  endowment  contracts ("MEC") are treated  as coming out first from your tax basis.  Transfers  between  Portfolios  are not currently  taxable to the extent of any investment  gain. The Beneficiary does not pay any income tax on the Death Proceeds, under most circumstances.
------------------------------------------------ ---------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------
                                                             POLICY RISKS
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
INVESTMENT PERFORMANCE                           Your Account  Value  allocated to the  Sub-accounts  may increase or decrease with the investment  performance  of the  Portfolios.  This  impacts the Death  Benefit and the
                                                 Cash  Value of the  Policy.  You bear the entire  investment  risk when  investing  in variable  investment  options.  We do not  guarantee  the  investment  results  of any
                                                 Sub-account.  Each  of  the  Sub-accounts  has  its  own  risks  associated  with  its
                                                 respective  investment  objectives  and  policies.   You  should  carefully  read  the
                                                 prospectus for any Portfolio in which you are interested, before investing.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
LIMITATIONS ON TRANSFERS                         We may require a minimum of $500 to remain in an  investment  option after a transfer.
                                                 Transfers  from Fixed  Allocations  are  limited to the  greater of 25% of the Account
                                                 Value in the Fixed  Allocations or $1,000.  There is a waiting period after a transfer from  a  Fixed  Allocation  until  you  can  make  another  transfer  from  any  Fixed
                                                 Allocations.   You  are  permitted  20  free  transfers  per  Policy  Year,  including transfers involving Fixed Allocations.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
LOANS                                            A loan from your Account Value may have a positive or negative  impact on your Account
                                                 Value and may affect the amount of the Minimum  Required  Death  Benefit and possibly, the Death  Benefit.  Loans are not treated as a  distribution,  and are not taxable as ordinary income, unless we believe your Policy should be treated as a MEC.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
LIMITATIONS ON WITHDRAWALS                       The Policy has a limited amount of liquidity during the first ten (10) years.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
SURRENDER CHARGES                                If you decide to surrender  the Policy after the right to cancel period and during the first ten Policy  Years,  we will deduct a  contingent  deferred  sales  charge on any amount of Assessable Premium withdrawn.  The contingent  deferred sales charge applies if you surrender the Policy during the first ten (10) Policy Years,  unless the Policy qualifies for a medically-related  waiver or you take a partial withdrawal from Exempt
                                                 Premium.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
LIMITATIONS ON MEDICALLY-RELATED WAIVERS         This  benefit is limited to amounts up to  $500,000  inclusive  of any life  insurance policy or annuity contract issued by American  Skandia,  with the same Insured,  Owner or Annuitant.  You must qualify based on confinement to a long-term care facility.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
LAPSE                                            Your  Policy  can end if there is  insufficient  Cash Value to  support  the  Policy's charges.  If this  occurs,  we will  inform  you of  additional  payment  required  to continue the Policy.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
LONG-TERM INVESTMENT                             This Policy is designed for long-term  financial  needs.  You should not purchase this
                                                 Policy  if you will  need  access to the Cash  Value in a short  period  of time.  You should  carefully  evaluate with your investment  professional  whether this Policy is appropriate  for your  specific  needs in light of your  financial  situation and your personal and financial goals.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
TAX TREATMENT                                    Depending  on the  timing  and  amount of your  premium  payments,  the  Policy may be treated as a MEC. We  evaluate  your policy  according  to the "7-pay  test" under the
                                                 Internal  Revenue  Code.  If your policy  "passes"  the "7-pay  test",  it will not be treated  as a MEC.  As a  non-MEC,  partial  withdrawals  or loans  you take  from the policy will receive  favorable tax treatment.  If your policy does not pass the "7-pay test" at any time,  it will be  treated as a MEC and will not be  entitled  to some of the beneficial tax treatment given to a non-MEC policy.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
COMPANY SOLVENCY                                 All benefits and  guarantees,  including  the Death  Benefit,  depend on the continued
                                                 financial strength of American Skandia.
------------------------------------------------ ---------------------------------------------------------------------------------------

                                                 SUMMARY OF COSTS

The  following  table  provides  a summary  of the costs you will incur if you  surrender  the  Policy or  transfer
Account Value among investment options.  These costs are described in more detail within this Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                           TRANSACTION COSTS
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------ -------------------------- ------------------------------------------------------------------------------
            COST                     WHEN DEDUCTED                                      AMOUNT DEDUCTED/
                                                                                       DESCRIPTION OF COST
------------------------------ -------------------------- ------------------------------------------------------------------------------
------------------------------ -------------------------- ------------------------------------------------------------------------------
Premium Tax                    From each Premium payment                     Generally from 0.0% to 3.5% of Premium
------------------------------ -------------------------- ------------------------------------------------------------------------------
------------------------------ -------------------------- ------------------------------------------------------------------------------
"DAC" Tax                      From each Premium payment                                1.15% of Premium
------------------------------ -------------------------- ------------------------------------------------------------------------------
------------------------------ -------------------------- ------------------------------------------------------------------------------
Contingent Deferred Sales        Upon Surrender during
Charge*                         Policy Years 1 through
                                          10.                                                 10.0%
                                  Contingent deferred
                                 sales charge is only
                                   assessed against
                                Assessable Premium. No
                                  contingent deferred
                               sales charge is assessed
                                against Exempt Premium.
------------------------------ -------------------------- ------------------------------------------------------------------------------
------------------------------ -------------------------- ------------------------------------------------------------------------------
Partial Withdrawal              Upon Partial Withdrawal                                      $25.00
Transaction Fee
------------------------------ -------------------------- ------------------------------------------------------------------------------
------------------------------ -------------------------- ------------------------------------------------------------------------------
Transfer Fee                    After the 20th transfer                                      $10.00
                                   each Policy Year
------------------------------ -------------------------- ------------------------------------------------------------------------------
------------------------------ -------------------------- ------------------------------------------------------------------------------
Loan Interest Rate              When a loan is taken on
                                      the Policy                                              6.0%
                                  (Deducted per year,
                                 compounded yearly, in
                                       arrears)
------------------------------ -------------------------- ------------------------------------------------------------------------------

*    The  following  are the  contingent  deferred  sales  charges (as a percentage  of  Assessable  Premium)  upon surrender.

--------- ------ ------ ----- ------ ------ ----- ------ ------ -------
 1 yr.    2 yr.  3 yr.  4     5 yr.  6      7     8 yr.  9 yr.  10
                        yr.           yr.   yr.                  yrs.
--------- ------ ------ ----- ------ ------ ----- ------ ------ -------
--------- ------ ------ ----- ------ ------ ----- ------ ------ -------
 10.0%    9.0%   8.0%   7.0%  6.0%   5.0%   4.0%  3.0%   2.0%    1.0%
--------- ------ ------ ----- ------ ------ ----- ------ ------ -------

The  following  table  provides a summary of the periodic  cost you will incur while you own the Policy,  excluding the  underlying  mutual fund  Portfolio  annual  expenses.  These costs are  described  in more detail  within this
Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                         PERIODIC POLICY COSTS
----------------------------------------------------------------------------------------------------------------------------------------
---------------------------------- -------------------------------- --------------------------------------------------------------------
              COST                          WHEN DEDUCTED                                    AMOUNT DEDUCTED/
                                                                                            DESCRIPTION OF COST
---------------------------------- -------------------------------- --------------------------------------------------------------------
---------------------------------- -------------------------------- --------------------------------------------------------------------
Sales Charge                        Monthly for the 1st 10 Policy                   0.40% per year of the Account Value
                                                Years
---------------------------------- -------------------------------- --------------------------------------------------------------------
---------------------------------- -------------------------------- ---------------------- ---------------------- ----------------------
Cost of Insurance1                             Monthly                     Minimum                Maximum         Representative2

                                     (Pro-rata from the variable
                                    and fixed investment options
                                    in which you maintain Account
                                               Value)
---------------------------------- -------------------------------- ---------------------- ---------------------- ----------------------
---------------------------------- -------------------------------- ---------------------- ---------------------- ----------------------
                                                                    $0.68 per $1,000 Net    $648.00 per $1,000    $3.09 per $1,000 Net
                                                                     Amount at Risk per     Net Amount at Risk     Amount at Risk per
                                                                         year for a         per year for a 98-     year for a 45-year
                                                                     10-year-old female3      or 99-year-old          old female/no
                                                                                                  person4                tobacco

                                                                                                                  $3.45 per $1,000 Net
                                                                                                                   Amount at Risk per
                                                                                                                       year for a
                                                                                                                   45-year-old male/no
                                                                                                                         tobacco
---------------------------------- -------------------------------- ---------------------- ---------------------- ----------------------
---------------------------------- -------------------------------- --------------------------------------------------------------------
Mortality and Expense Risk Charge               Daily                         0.90% per year of the value of each Sub-account
---------------------------------- -------------------------------- --------------------------------------------------------------------
---------------------------------- -------------------------------- --------------------------------------------------------------------
Administration Charge                           Daily                         0.25% per year of the value of each Sub-account
---------------------------------- -------------------------------- --------------------------------------------------------------------

1.   The charges  shown  above are based on  guaranteed  maximum  cost of  insurance  rates,  which  depend on Age, gender,  tobacco use and rate class, and are for the preferred risk class.  They may not be  representative of the charge  that you will pay.  You may  request a  personalized  illustration  of the charge by calling us at
     1-888-554-3348.
2.    The  representative  purchasers for Policies issued on a single life basis are a Male and Female, Age 45, who are in the no tobacco use class.
3.   The minimum charge for persons below Age 16, is independent of tobacco use.
4.   The  maximum  charge  applies to both  females  and  males,  Age 98 or 99, who are either in the no tobacco or tobacco use class.

The  following  table  provides the range  (minimum and  maximum) of the total annual  expenses for the  underlying mutual  funds  ("Portfolios")  as of December 31, 2002.  Each figure is stated as a  percentage  of the  underlying
Portfolio's average daily net assets.

----------------------------------------------------------------------------------------------------------------------------------------
                                               Total Annual Portfolio Operating Expenses
----------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------- -------------------------------------------- --------------------------------------------
                                                                 Minimum                                      Maximum
---------------------------------------------- -------------------------------------------- --------------------------------------------
---------------------------------------------- -------------------------------------------- --------------------------------------------
Total Portfolio Operating Expense                                0.14% *                                       2.15%
---------------------------------------------- -------------------------------------------- --------------------------------------------
*    The minimum  total annual  portfolio  operating  expenses  are those of a Portfolio  that may invest in mutual funds,  which also charge their own operating  expenses.  Thus, the total annual portfolio  operating expenses may be higher than indicated.

The following table provides the actual  investment  management fees,  other expenses,  12b-1 fees (if applicable), the total annual  expenses,  and any fee waivers and expense  reimbursements  for each Portfolio as of December 31,
2002,  except as noted.  Each figure is stated as a percentage  of the  underlying  Portfolio's  average  daily net assets.  For certain of the  underlying  Portfolios,  a portion of the  management fee is being waived and/or other expenses  are being  partially  reimbursed.  "N/A"  indicates  that no portion of the  management  fee and/or other
expenses  is  being  waived  and/or  reimbursed.   The  "Net  Annual  Portfolio  Operating  Expenses"  reflect  the combination  of the  Portfolio's  investment  management  fee,  other  expenses and any 12b-1 fees,  net of any fee waivers and expense  reimbursements.  The  following  expenses  are  deducted by the  Portfolio  before it provides
American  Skandia with the daily net asset value.  Any footnotes  about  expenses  appear after the list of all the
Portfolios.  The Portfolio  information was provided by the underlying mutual funds and has not been  independently verified by us.

See the  prospectuses or statements of additional  information of the Portfolios for further  details.  The current prospectus and statement of additional information for Portfolios can be obtained by calling 1-800-752-6342.

---------------------------------------------------------------------------------------------------------------------------------------
                                           UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                               (as a percentage of the average net assets of the underlying Portfolios)
---------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other         12b-1 Fees    Total Annual   Fee          Net
                                                       Fees         Expenses                    Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Portfolio
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimburse-mentExpenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
American Skandia Trust: 1
  AST Strong International Equity                     0.88%          0.21%          0.12%         1.21%         0.00%        1.21%
  AST William Blair International Growth              1.00%          0.23%          0.10%         1.33%         0.10%        1.23%
  AST American Century International Growth           1.00%          0.25%          0.00%         1.25%         0.00%        1.25%
  AST DeAM International Equity                       1.00%          0.44%          0.00%         1.44%         0.15%        1.29%
  AST MFS Global Equity                               1.00%          0.41%          0.00%         1.41%         0.00%        1.41%
  AST PBHG Small-Cap Growth                           0.90%          0.22%          0.11%         1.23%         0.00%        1.23%
  AST DeAM Small-Cap Growth                           0.95%          0.20%          0.00%         1.15%         0.15%        1.00%
  AST Federated Aggressive Growth                     0.95%          0.43%          0.00%         1.38%         0.03%        1.35%
  AST Goldman Sachs Small-Cap Value                   0.95%          0.21%          0.11%         1.27%         0.00%        1.27%
  AST Gabelli Small-Cap Value                         0.90%          0.19%          0.01%         1.10%         0.00%        1.10%
  AST DeAM Small-Cap Value                            0.95%          0.53%          0.00%         1.48%         0.33%        1.15%
  AST Goldman Sachs Mid-Cap Growth                    1.00%          0.26%          0.07%         1.33%         0.10%        1.23%
  AST Neuberger Berman Mid-Cap Growth                 0.90%          0.20%          0.06%         1.16%         0.00%        1.16%
  AST Neuberger Berman Mid-Cap Value                  0.90%          0.17%          0.09%         1.16%         0.00%        1.16%
  AST Alger All-Cap Growth                            0.95%          0.19%          0.15%         1.29%         0.00%        1.29%
  AST Gabelli All-Cap Value                           0.95%          0.24%          0.00%         1.19%         0.00%        1.19%
  AST T. Rowe Price Natural Resources                 0.90%          0.23%          0.03%         1.16%         0.00%        1.16%
  AST Alliance Growth                                 0.90%          0.20%          0.03%         1.13%         0.00%        1.13%
  AST MFS Growth                                      0.90%          0.18%          0.10%         1.18%         0.00%        1.18%
  AST Marsico Capital Growth                          0.90%          0.16%          0.04%         1.10%         0.01%        1.09%
  AST Goldman Sachs Concentrated Growth               0.90%          0.15%          0.04%         1.09%         0.06%        1.03%
  AST DeAM Large-Cap Growth                           0.85%          0.23%          0.00%         1.08%         0.10%        0.98%
  AST DeAM Large-Cap Value                            0.85%          0.24%          0.04%         1.13%         0.10%        1.03%
  AST Alliance/Bernstein Growth + Value               0.90%          0.23%          0.00%         1.13%         0.00%        1.13%
  AST Sanford Bernstein Core Value                    0.75%          0.25%          0.00%         1.00%         0.00%        1.00%
  AST Cohen & Steers Realty                           1.00%          0.23%          0.03%         1.26%         0.00%        1.26%
  AST Sanford Bernstein Managed Index 500             0.60%          0.16%          0.08%         0.84%         0.00%        0.84%
  AST American Century Income & Growth                0.75%          0.23%          0.00%         0.98%         0.00%        0.98%
  AST Alliance Growth and Income                      0.75%          0.15%          0.08%         0.98%         0.02%        0.96%
  AST MFS Growth with Income                          0.90%          0.28%          0.01%         1.19%         0.00%        1.19%
  AST INVESCO Capital Income                          0.75%          0.17%          0.03%         0.95%         0.00%        0.95%
  AST DeAM Global Allocation                          0.10%          0.04%          0.00%         0.14%         0.00%        0.14%
  AST American Century Strategic Balanced             0.85%          0.25%          0.00%         1.10%         0.00%        1.10%
  AST T. Rowe Price Asset Allocation                  0.85%          0.26%          0.00%         1.11%         0.00%        1.11%
  AST T. Rowe Price Global Bond                       0.80%          0.26%          0.00%         1.06%         0.00%        1.06%
  AST Federated High Yield                            0.75%          0.19%          0.00%         0.94%         0.00%        0.94%
  AST Lord Abbett Bond-Debenture                      0.80%          0.24%          0.00%         1.04%         0.00%        1.04%
  AST DeAM Bond                                       0.85%          0.23%          0.00%         1.08%         0.15%        0.93%
  AST PIMCO Total Return Bond                         0.65%          0.15%          0.00%         0.80%         0.02%        0.78%
  AST PIMCO Limited Maturity Bond                     0.65%          0.18%          0.00%         0.83%         0.00%        0.83%
  AST Money Market                                    0.50%          0.13%          0.00%         0.63%         0.05%        0.58%

Montgomery Variable Series:
  Emerging Markets                                    1.25%          0.43%           0.00%         1.68%        0.00%        1.68%

Rydex Variable Trust:
  Nova                                                 0.75%         0.97%           0.00%         1.72%         0.00%        1.72%
  Ursa                                                 0.90%         0.89%           0.00%         1.79%         0.00%        1.79%
  OTC                                                  0.75%         0.99%           0.00%         1.74%         0.00%        1.74%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

---------------------------------------------------------------------------------------------------------------------------------------
                                           UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                               (as a percentage of the average net assets of the underlying Portfolios)
---------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other            12b-1      Total Annual   Fee         Net
                                                       Fees         Expenses        Fees        Portfolio    Waivers      Annual
              UNDERLYING PORTFOLIO                                                              Operating    and          Portfolio
                                                                                                 Expenses    Expense      Operating
                                                                                                             Reimburse-mentExpenses
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
INVESCO Variable Investment Funds, Inc.:
  Dynamics                                             0.75%         0.37%           0.00%         1.12%         0.00%        1.12%
  Technology                                           0.75%         0.36%           0.00%         1.11%         0.00%        1.11%
  Health Sciences                                      0.75%         0.32%           0.00%         1.07%         0.00%        1.07%
  Financial Services                                   0.75%         0.34%           0.00%         1.09%         0.00%        1.09%
  Telecommunications                                   0.75%         0.47%           0.00%         1.22%         0.00%        1.22%

Evergreen Variable Annuity Trust:
  Global Leaders                                       0.87%         0.31%           0.00%         1.18%         0.18%        1.00%
  Special Equity                                       0.92%         0.26%           0.00%         1.18%         0.15%        1.03%
  Omega                                                0.52%         0.18%           0.00%         0.70%         0.00%        0.70%

ProFund VP:
  Europe 30                                            0.75%         1.03%           0.25%         2.03%         0.05%        1.98%
  Bear                                                 0.75%         1.03%           0.25%         2.03%         0.05%        1.98%
  UltraBull 2                                          0.75%         1.12%           0.25%         2.12%         0.27%        1.85%
  OTC                                                  0.75%         1.03%           0.25%         2.03%         0.05%        1.98%
  UltraOTC                                             0.75%         1.08%           0.25%         2.08%         0.13%        1.95%
  UltraSmall-Cap                                       0.75%         1.15%           0.25%         2.15%         0.17%        1.98%

The Prudential Series Fund, Inc.:
  SP Jennison International Growth                    0.85%          0.70%          0.25%         1.80%         0.16%        1.64%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

1     The  Investment  Manager of American  Skandia Trust (the  "Trust") has agreed to reimburse  and/or waive fees for  certain  Portfolios  until at least  April 30,  2004.  The  caption  "Total  Annual  Portfolio  Operating
     Expenses"  reflects the  Portfolios'  fees and  expenses  before such  waivers and  reimbursements,  while the caption "Net Annual  Portfolio  Operating  Expenses"  reflects the effect of such waivers and  reimbursements.
     The Trust adopted a Distribution  Plan (the  "Distribution  Plan") under Rule 12b-1 of the Investment  Company
     Act of 1940 to permit an affiliate  of the Trust's  Investment  Manager to receive  brokerage  commissions  in connection  with  purchases  and  sales of  securities  held by  Portfolios  of the  Trust,  and to use  these commissions  to  promote  the sale of shares of such  Portfolios.  While the  brokerage  commission  rates and amounts  paid by the various  Portfolios  are not expected to increase as a result of the  Distribution  Plan, the staff of the  Securities  and Exchange  Commission  takes the position that  commission  amounts  received
     under  the  Distribution  Plan  should  be  reflected  as  distribution   expenses  of  the  Portfolios.   The
     Distribution  Fee estimates are derived and annualized from data regarding  commission  amounts directed under the Distribution  Plan.  Although there are no maximum amounts  allowable,  actual commission amounts directed under the  Distribution  Plan will vary and the  amounts  directed  during  the last full  fiscal  year of the
     Plan's operations may differ from the amounts listed in the above chart.
2     Effective  May 1, 2003,  the  ProFunds VP Bull Plus  portfolio  changed its name to ProFund VP  UltraBull  to reflect a change in its investment objective.

                                            GLOSSARY OF IMPORTANT TERMS

The following are key terms used in this Prospectus.  Other terms are defined in this Prospectus as they appear.

ACCOUNT VALUE is the value on any Valuation Day, of your allocation to each  Sub-account and any Fixed  Allocation, plus any of their earnings and less any losses,  distributions  and charges thereon,  plus the value of any amounts in the Loan Account,  plus any earnings and less any  distributions  and charges thereon,  all before assessment of any contingent  deferred sales charge or Debt.  Account Value is determined  separately  for each  Sub-account  and each Fixed Allocation,  as well as, for any amounts in the Loan Account,  and then totaled to determine the Account
Value of your entire Policy.

AGE is the age of an Insured for purposes of this  Policy.  Initially,  and for the first  Policy  Year,  it is the
Insured's age as of the Insured's  last birthday  which  occurred on or prior to the Policy Date. In each following
Policy Year, it is the Insured's age last birthday as of the preceding  Policy  Anniversary.  If there is more than one Insured, it is the age of the younger Insured.

APPLICATION  is the form or  combination  of  forms  you  must  submit  to apply  for a  Policy.  If there  are two
Insureds, the Application must be completed for both Insureds.

ASSESSABLE  PREMIUM is the portion of Premiums  paid against  which we assess any  applicable  contingent  deferred sales  charge  upon a surrender  of the  Policy.  Assessable  Premiums  are  subject to a maximum  amount per year, referred to as the Maximum Annual Assessable Premium, described more fully below.

BENEFICIARY is the person(s) or entity(ies) you designate for payment of  any Death Proceeds.

CASH VALUE is the Account Value,  on any Valuation  Day, less any  contingent  deferred sales charge and any unpaid charges that would apply upon surrender, and any Debt.

CASH VALUE CREDITS are additional  amounts we credit to your Account  Value.  We credit these amounts if your total
Cash Value on a Policy Anniversary equals or exceeds a Cash Value trigger.

CODE is the Internal Revenue Code of 1986, as amended from time to time, and the regulations thereunder.

DEATH  BENEFIT is the amount  payable as a result of an Insured's  death before any  reduction  due to Debt and any unpaid  charges due and before  addition of any  interest due  pursuant to law. If there is a second  Insured,  the
Death Benefit is payable upon the death of the last surviving Insured.

DEATH  PROCEEDS  equals the Death  Benefit  less any  reduction  due to Debt and any unpaid  charges  due and after addition of any interest due pursuant to law.

DEBT is the total of any outstanding loan and loan interest.

EXCHANGE  POLICY is a Policy  purchased as part of an exchange of life  insurance  policies that does not incur any current  taxation  pursuant to Section 1035 of the Code or any  successor  provision,  and into which the surrender value of one or more prior policies is contributed to the Policy in conjunction with such exchange.

EXEMPT  PREMIUM is the  portion of Premiums  paid  against  which we do not assess any  contingent  deferred  sales charge upon surrender or withdrawal  and the amount of any loans we establish in conjunction  with your purchase of an Exchange Policy.

FIXED  ALLOCATION  is an allocation  of Account  Value that we credit a fixed rate of interest.  Fixed  Allocations are supported by our general account.

GUARANTEED  MINIMUM DEATH BENEFIT is the minimum amount we guarantee to pay to your  Beneficiary as a result of the
Insured's  death,  before we assess any unpaid charges due and any reduction for Debt.  However,  this benefit does not apply once the Insured  reaches Age 100, or if there are two  Insureds,  when the younger  Insured  reaches Age
100 or would have reached that Age if the younger Insured dies before the older Insured.

IN WRITING is in a written  form, in a manner we accept,  that is  satisfactory  to us and filed at our Office.  We retain  the right to  specifically  agree in  advance  to  accept  communication  regarding  a  specific  matter by telephone or by some other form of electronic transmission, in a manner we prescribe.

INSURED is the person(s)  upon whose life coverage is issued and as a result of whose death the Death  Proceeds are payable.  If there is more than one Insured, Insured means the last surviving Insured, unless otherwise stated.

ISSUE DATE is the date we issue your Policy.

LOAN ACCOUNT is where we maintain Account Value as collateral for a loan to you from us.

MAXIMUM  ANNUAL  ASSESSABLE  PREMIUM is the maximum  amount of Premium  against which we will assess any contingent deferred  sales charge upon  surrender of the Policy.  We do not assess any  contingent  deferred sales charge upon surrender against any portion of the Premium you pay that exceeds the maximum amount for that Policy Year.

MEC is a modified  endowment  contract as defined in Section 7702A of the Code or any successor  provision thereto.
Whether a Policy is a "MEC" or a  "non-MEC"  depends  on whether  the Policy  satisfies  the "7-pay  test",  a test outlined in the Code that compares the amount of Premiums paid to the amount of insurance purchased.

MEC THRESHOLD  AMOUNT is the annual level amount of Premium which, if exceeded on a cumulative  basis,  would cause the Policy to become a MEC.

MINIMUM  REQUIRED  DEATH  BENEFIT is the  minimum  amount due as a result of the  Insured's  death  pursuant to the applicable test we apply in accordance with the Code, prior to any reduction for Debt.

MONTHLY  PROCESSING  DAY/DATE is the Valuation Day each month when we deduct  charges from the Account  Value.  The first Monthly  Processing  Date is the Policy Date.  After that, the Monthly  Processing  Dates  generally occur on the same day of the  month as the  Policy  Date.  If the  Monthly  Processing  Date  occurs  on a day that is not a
Valuation Day, the Monthly Processing Date that month will be the next Valuation Day.

NET AMOUNT AT RISK is the  difference  between  the Death  Benefit  and the Account  Value.  We use a formula  when calculating the Net Amount at Risk as part of determining the monthly cost of insurance charge.

NET PREMIUM is a Premium less the deduction for premium taxes,  "DAC" taxes and any amount  deductible from Premium for an optional additional benefit should you elect it.

OFFICE is our  administrative  office:  American  Skandia - Variable  Life  Insurance,  P.O. Box 7040,  Bridgeport,
Connecticut 06601-7040.

OWNER is either an entity or person who may  exercise  the  ownership  rights  provided by a Policy.  If we issue a certificate  representing  interests in a group life insurance policy, the rights,  benefits,  and requirements of, and the events relating to, an Owner, as described in this  Prospectus,  will be your rights as participant in such group policy.  Unless later changed, Owner refers to all persons or entities designated as such in your Policy.

POLICY is the insurance  contract or  certificate  we issue as evidence of our commitment to pay the Death Proceeds upon the death of the Insured.

POLICY ANNIVERSARY is the anniversary of the Policy Date.

POLICY DATE is the effective date of your Policy.

POLICY MONTH is the period from one Monthly Processing Day to the next.

POLICY YEARS are continuous 12-month periods that begin on the Policy Date and each Policy Anniversary thereafter.

PORTFOLIO is an underlying mutual fund or a portfolio of an underlying mutual fund.

PREMIUM is each cash  consideration  you give to us for the rights,  privileges  and benefits  provided by a Policy according  to its  terms.  This  includes  Premium  paid as of the Policy  Date,  as shown in the  Policy,  and any additional consideration we accept.

SEPARATE  ACCOUNT is the separate  account to which we allocate  assets in relation to our obligations for benefits based on the variable  investment  options.  American Skandia Life Assurance  Corporation  Separate Account F (also referred to as Separate Account F) is the separate account utilized for the Policy.

SPECIFIED AMOUNT is a measure we use in determining the Death Benefit.

SUB-ACCOUNT is a division of the Separate Account that invests in a Portfolio.

UNIT is a measure used to calculate Account Value in a Sub-account.

UNIT  PRICE is used for  calculating:  (a) the number of Units  allocated  to a  Sub-account;  and (b) the value of transactions  into or out of a Sub-account or benefits based on Account Value in a  Sub-account.  Each  Sub-account has its own Unit Price, which will vary each Valuation Period.

VALUATION  DAY/DATE  is every  day the New York  Stock  Exchange  is open for  trading  or any  other  day that the
Securities and Exchange Commission requires mutual funds or unit investment trusts to be valued.

VALUATION  PERIOD is the period of time between the close of business of the New York Stock  Exchange on successive
Valuation Days.

"We," "us,"  "our," "American Skandia," or "the Company" means American Skandia Life Assurance Corporation.

"You" or "your" means the Owner.

                                            DESCRIPTION OF THE OFFERING

This Policy is described  using a "question and answer"  format that assumes you, the  prospective  purchaser,  are asking the questions.

PURCHASING A POLICY

Who should buy this Policy?  Life  insurance  can be bought to meet a number of needs of  individuals  or entities, such as  corporations  or trusts.  Different  types of life  insurance  are designed to address  certain needs more than others.  This Policy may be appropriate for a number of persons or entities,  but it may be especially  useful for persons  addressing a range of estate  planning needs who also may need access to some or all of the Cash Value to meet supplemental  retirement income needs or for emergency  expenses.  For estate tax purposes,  purchasers may want to consider  placing this type of coverage in a trust or transferring  ownership of the Policy in an effort to remove the asset from their estate,  particularly if, at any point,  the purchaser  believes the Cash Value may not be needed as a resource for other  purposes.  This Policy may also be useful for persons  seeking to make a sizable donation to a charity or eligible  non-profit  organization,  where the charity is named both Owner and Beneficiary of the  Policy,  and the  donor is named as the  Insured.  You  should  carefully  evaluate  with  your  investment professional  whether  this  Policy is right for your  specific  needs in light of your entire  situation  and your personal and financial  goals.  In particular,  you should evaluate the advantages and  disadvantages  of replacing any existing life insurance or annuity  coverage with this Policy.  If you are seeking  specific tax  consequences, you should  consult  with a  competent  tax advisor as to whether  and how your goals may best be  achieved.  These policies may not be an  appropriate  investment if purchased  within a retirement  plan  qualified  under the Code.
You should consult a competent tax advisor or investment professional about using these policies in such plans.

How do I buy a Policy?  We have  established  certain  underwriting  standards to determine the insurability of the
Policy  applicants.  We require you to submit an  Application to provide  information  that enables us to determine if these standards have been met. We may require  additional  information,  including,  but not limited to, some of the proposed  Insured's  medical  records and may also require the proposed  Insured to take certain medical tests.
We evaluate all of this information to determine  whether we can issue a Policy.  When we evaluate whether to issue a Policy,  we will also determine  whether the proposed Insured is in the tobacco usage class and/or must be placed in a substandard  risk class. If the proposed  Insured meets our standards and we have received a Premium,  we will issue a Policy.  When issued,  your Policy will  indicate if the Insured is in the tobacco  usage class and whether the  Insured was placed in a  substandard  risk class in order to issue the Policy.  If our  standards  are not met and we  received a Premium,  we will return an amount  equal to the  Premium to you.  No  interest  will be paid on
Premium during the underwriting period.

Age Restrictions:     For Single  Life  Policies  - The  Insured  may not be older than Age 80 on the Policy  Date.
                      --------------------------
                      There is no minimum age limit.

                      For Joint Life  Policies - The  Insureds  may not be less than Age 18 or older than Age 80 on
                      ------------------------
                the Policy Date.

Tobacco Usage Class:  The Insured's  tobacco  usage class is a factor used to determine the Specified  Amount,  the
Minimum  Required Death Benefit,  the Guaranteed  Maximum Monthly Cost of Insurance  Charge and the Current Monthly
Cost of  Insurance  rates.  If the Insured was included in the tobacco  usage class on the Policy's  Issue Date and subsequently ceases to be a tobacco user after the first Policy Year, you may apply for a change in status.

Substandard  Risk Class:  If the Insured is placed in a substandard  risk class,  the factors used to determine the
Minimum  Required Death Benefit,  the Guaranteed  Maximum Monthly Cost of Insurance  Charge and the Current Monthly
Cost of Insurance  rates under the Policy will be different  than for an Insured in the preferred  risk class.  For
Insureds in a substandard  risk class,  the change in these factors will generally  result in a higher monthly cost of  insurance  charge and may result in a lower  Death  Benefit as  compared  to an Insured in the  preferred  risk class.  Higher  monthly cost of insurance  charges will have an impact on the Account  Value and Cash Value of your
Policy.  NOTE:  Where  allowed  by law,  Policies  issued to  Insured(s)  in a  substandard  risk  class may not be eligible for certain benefits under the Policy.

To the extent  permitted by law, we reserve the right to apply  differing  standards of insurability to persons who may be part of a group or who may qualify,  for some other reason,  as part of a different class.  Such classes may include,  but are not limited to,  persons  seeking a Policy who are applying all or a portion of proceeds  from an insurance or annuity contract,  or proceeds of a redemption from another financial  product,  such as mutual funds.
One of the criteria we may apply in such a situation is that such differing  standards of  insurability  apply only after maintaining funds in such policy, contract, or financial product for a specified period of time.

Do I have  coverage  while my  Application  is being  reviewed?  We may issue you a temporary  insurance  agreement during the "underwriting  period." The  "underwriting  period" is the period between the time you first apply for a
Policy and the time we either  issue the Policy or decide not to issue one. A  temporary  insurance  agreement  may be issued only if:

|X|   the Application is completed in full;
|X|   the Insured answers "no" to certain  questions on the  Application  (these are questions we use as indicators of whether we will issue temporary insurance);
|X|   no Insured is under age 18; and
|X|   a Premium is submitted with the Application.

If we issue a temporary  insurance  agreement and the Insured (both Insureds if there are two Insureds) dies during the underwriting  period,  the temporary  insurance  benefit will be payable if all the conditions of the temporary insurance  agreement  are  satisfied.  If the  Insured(s)  die(s) during the  underwriting  period and no temporary insurance agreement was in effect, no benefit is payable.

We will return any Premium  submitted with the Application if we cannot complete  underwriting  within 60 days from the date the  Application  is signed.  If you notify us promptly,  we will  continue the  underwriting  process and notify  you if and when you meet our  standards  for  issuing a Policy,  at which time you may once again send us a
Premium.  Temporary insurance lasts no longer than 90 days.

What is the  temporary  insurance  benefit?  If the Insured (both  Insureds if there are two  Insureds)  dies while temporary  insurance is in effect,  we pay the  Beneficiary the lesser of the Death Benefit that would be in effect on the Policy  Date if a Policy  had been  issued or  $250,000.  This  $250,000  maximum  applies to all  temporary insurance  then in effect  with us.  Premium  amounts  in excess  of this  benefit  are  returned  to you,  without interest or earnings.

How do I choose how much of this type of life  insurance  to buy,  which Death  Benefit  Option to use and how much
Premium to pay? The Death Benefit Option,  Specified  Amount and the program of Premium  payments that is right for your  needs  depends  on your  particular  circumstances  and the  reasons  you are  buying a Policy.  You and your investment professional should discuss your needs and financial goals before applying for a Policy.

What  happens  if I change my mind  about  buying a Policy?  You have a  "free-look"  or "right to  cancel"  period during  which you can change  your mind  about  buying a Policy.  The right to cancel  period is never less than 10 days  from the date you  receive  your  Policy.  It may be longer  depending  on the  applicable  state law and the circumstances  of your purchase.  If you return your Policy to us within the right to cancel  period,  we generally will  return the  greater  of: (1) the  Premiums  paid,  or (2) your  Account  Value plus an amount that equals any premium  tax and DAC tax  deducted  and any  charges  deducted  from  your  Account  Value.  However,  if you  have submitted a "return  waiver," we will return only your  Account  Value plus any premium and DAC taxes  deducted and any charges deducted from your Account Value.  This may be more or less than the Premiums paid.

Do I have any other rights if I buy a Policy?  There are certain other  ownership  rights you may exercise  under a
Policy.  You may name one or more  Beneficiaries.  You may make  that  designation  "irrevocable,"  which  means it cannot be changed.  If you do not  designate the  Beneficiary  as  irrevocable,  you retain the right to change the
Beneficiary before the Insured dies. However,  all Beneficiary  designations are subject to our acceptance,  to the extent  permitted  by law.  You also may  transfer,  pledge or assign  your  Policy,  which may trigger a currently taxable  event.  You should only  transfer,  pledge or assign your Policy  after  consulting  with a competent  tax advisor.  You may exercise  voting  rights in relation to the  applicable  Portfolios.  Some of these rights may be limited  depending on the usage of your Policy,  especially if we permit it to be held in  connection  with certain retirement plans designed to be "qualified" plans under the Code.

We assume the Insured(s)  is/are the Owner(s)  unless you tell us otherwise.  If you name more than one Owner,  all rights  reserved  to  Owners  are then held as joint  tenants  with  rights  of  survivorship  unless  you  provide alternative  instructions.  Naming  someone  to be the Owner  other  than the payor of the  Premium  may have gift, estate or other tax  implications.  We assume the  Beneficiary  is you or your estate unless you tell us otherwise.
You may name more than one primary and more than one contingent Beneficiary.

You should  consult with a competent tax advisor on the income tax,  estate and  inheritance  tax  implications  of various  designations.  You should also consult with a competent  legal advisor as to the  implications  of certain designations  in relation to an estate,  bankruptcy  and community  property,  where  applicable,  as well as other matters.

PREMIUMS

Premiums are  categorized  as  Assessable  Premium and Exempt  Premium.  The  Assessable  Premium  equals the total
Premiums  less the total  Exempt  Premiums.  Exempt  Premiums  are the portion of Premiums  paid in any Policy Year that exceed the Maximum  Annual  Assessable  Premium.  We do not charge a  contingent  deferred  sales  charge upon surrender or withdrawal of Exempt  Premiums.  The Maximum  Annual  Assessable  Premium is an amount per thousand of
Specified  Amount.  The amount is cumulative  from year to year.  For example,  if your Maximum  Annual  Assessable
Premium is $5,000 and you make a Premium  payment of $4,000 in Policy Year 1, in Policy Year 2 your Maximum  Annual
Assessable  Premium is $5,000 plus $1,000 from Policy  Year 1, or $6,000.  The Maximum  Annual  Assessable  Premium
depends on the Age,  tobacco  usage class,  risk class and,  where  permitted,  gender of the Insured.  The Maximum
Annual Assessable  Premium is increased if you increase the Specified Amount,  and is decreased if you decrease the
Specified  Amount.  We have  provided a table in  Appendix E in the  Statement  of  Additional  Information  of the
Maximum Annual  Assessable  Premiums for Policies with one Insured.  The amounts shown in Appendix E are applicable for Insureds in the  preferred  risk class.  The Maximum  Annual  Assessable  Premium for Insureds in a substandard risk class may be higher than for Insureds in a preferred risk class.

What is the initial  Premium?  You may submit  Premium with the  Application  if the Insured meets certain  medical underwriting  criteria.  There is not a fixed  amount of  initial  Premium.  Instead,  we accept a range of initial
Premium  between a minimum  and a  maximum.  The  minimum  and  maximum  depends  on the  Specified  Amount and the
Insured's age, tobacco usage class, risk class and gender, where permitted, as of the Policy Date.

If any portion of any Premium is to be received as part of a replacement  of a life  insurance  policy  (whether or not a tax-free  exchange),  endowment or annuity  policy then we must receive all our  requirements  In Writing for all such replacements prior to the date we decide to issue a Policy.  Replacements are subject to our acceptance.

If we do not accept  Premium with the  Application or you choose not to submit a Premium with the  Application,  we will notify you if and when we have accepted the Application and agreed,  subject to submission of the Premium,  to issue a  Policy.  We will let you know at that time the  minimum  and  maximum  amounts  we  accept as the  initial
Premium.  We will not issue a Policy until we receive at least the minimum  initial  Premium at our Office,  except in the case of an Exchange  Policy.  We will issue an Exchange Policy upon  acceptance of your  Application and our receipt of all of our requirements to process the exchange.

Premium must be submitted by check drawn on a U.S.  bank, in U.S.  dollars,  and made payable to American  Skandia.
Premium  may also be  submitted  via direct  transfer  of funds.  We may reject any payment if it is received in an unacceptable form.  Our acceptance of a check is subject to our ability to collect funds.

You may choose to use our funds  transfer  authorization  procedures as part of buying a Policy.  If you elect this procedure,  you  authorize  us to redeem funds from one or more  financial  institutions  with which you  currently maintain  funds and use those funds to pay Premium.  You must do so In Writing  using a form that  authorizes us to obtain  such funds only if and when we have  determined  that the  Application  meets our  standards  for issuing a
Policy.  If you use this procedure, you must provide us with all such authorizations simultaneously.

What is the maximum  initial  Premium I can pay? The maximum  initial  Premium we accept equals the maximum  amount that can be paid  without  increasing  the Death  Benefit on the Policy  Date.  However,  if you submit any Premium before we have  determined  whether you meet our  requirements  for issuing a Policy,  we will not accept more than
$500,000 without prior Home Office approval.

What is the minimum  initial  Premium I can pay? The minimum  Premium we generally  accept as an initial Premium is one-fourth  (1/4th) of the Maximum  Annual  Assessable  Premium.  We may accept less under  certain  circumstances, such as when you  authorize  periodic  withdrawals  from an  account  you may have  with a bank or other  financial institution in amounts  designed to cumulatively  pay amounts equal to at least the minimum  Premium  requirements.
We may require a larger minimum Premium on Policies issued to Insureds in a substandard risk class.

Will you accept my initial  Premium  if it causes my Policy to be treated as a MEC?  We will not apply the  portion of an initial  Premium that we believe  would  require us to treat your Policy as a MEC unless you  acknowledge  In
Writing  before the Policy  Date that we will treat the Policy as a MEC. If we do not  receive  such  notification, we will return to you the  difference  between the amount you submitted and the amount we will apply as the initial
Premium.  However,  this will not apply in the case of an Exchange  Policy where we receive  information we believe requires us to treat the Exchange Policy as a MEC in any case.

How and when is my initial  Premium  invested?  We invest your Net  Premium,  which is the Premium less the charges deducted from each Premium and any charge for optional  additional  benefits  (should you elect such benefits).  We invest the initial  Net  Premium on the Policy  Date.  You can  request  that we  allocate  the initial Net Premium using one or more  variable  investment  options  and/or a Fixed  Allocation.  However,  we  initially  invest  the portion of the initial Net Premium that you indicate you want  invested in variable  investment  options in the AST
Money Market  Sub-account,  unless you submit a "return waiver" In Writing before the Policy Date,  where permitted by law.  This also  applies  to any  additional  Premium we receive  during  the right to cancel  period.  A return waiver is an election by you to invest as soon as possible in the variable  investment  options of your choice.  If you submit a "return  waiver"  and then decide to return your  Policy  during the right to cancel  period,  you may receive back less than the Premium.  Generally,  we transfer the Account Value in the AST Money Market  Sub-account to the variable  investment  options you request as of the Valuation Date which is on or immediately after the 15th day after the date we issue a  Policy.  However,  we will make the  transfer  as of a later  date if your  right to cancel period is longer than 10 days to meet state law requirements.

ADDITIONAL PREMIUMS

When may I  contribute  additional  Premiums  and how much may I pay?  You may send us  additional  Premiums at any time before the  Insured's  Age 100 and while the Insured is alive unless the amount you have paid  to-date  equals the then current maximum we permit.  The amount you may pay is flexible within the limits discussed below.

When do you allocate  additional  Premiums?  We allocate Net Premium  resulting from an additional  Premium payment to the investment options as of the Valuation Period we receive that Premium at our Office.

How do you allocate  additional  Premiums among the  investment  options?  We allocate Net Premiums  resulting from additional  Premium  payments  according to your most recent  instructions to us. If you are  participating  in any allocation  programs we agree to support,  such as any program of periodic  rebalancing of your Account Value among various  investment  options,  we will allocate  additional  Premiums in accordance  with such a program  unless we receive alternate instructions.

What is the most I may pay in total  while I own a Policy?  The  maximum  you may pay  changes.  At any  particular time, it is the amount which,  at that time,  would not cause the Death Benefit to increase by more than the amount of the  Premium.  We reserve  the right to require  new  evidence  satisfactory  to us that the  Insured  meets our underwriting standards before we agree to accept such Premium.

What is the least  amount I may pay at any one time?  Unless  you must make a payment  to keep the Policy in force, as discussed below,  the minimum amount we accept as an additional  Premium depends on whether you have arranged to make  periodic  withdrawals  from a bank or  other  financial  institution  ($100  minimum),  or  whether  you make additional Premium payments directly ($500 minimum).

Will you  accept an  additional  Premium  if it causes my  Policy  to be  treated  as a MEC?  We will not apply the portion of any Premium that we believe  would  require us to treat your Policy as a MEC if it was not  previously a
MEC.  However,  if you provide us with a notice In Writing that you  understand  that the  additional  Premium will require us to treat your Policy as a MEC, we will accept the Premium.  If you do not give us such  notice,  we will return the difference between the amount you submitted and any amount we apply as a Premium.

KEEPING THE POLICY IN FORCE

What is the least  amount I must pay to keep the Policy in force?  We cannot  know in advance  any  minimum  amount that will be  required  to keep the Policy  from  ending  without  value,  or  lapsing.  This is  because:  (1) the charges  we  deduct  each  month  are based on your  Account  Value,  which may  increase  or  decrease  due to the performance  of the  investment  options;  (2) we retain the right to  decrease or  increase  the  current  cost of insurance rates,  subject to the guaranteed  maximums in the Policy;  and (3) you may request and we may agree to a change in the Death Benefit  Option  and/or the  Specified  Amount.  If, on any Monthly  Processing  Day, your Cash
Value is  insufficient  to pay the current  deductions,  a 61-day  "grace  period"  begins.  If you enter the grace period,  we will  send you a notice  of how much you have to pay  before  the end of the  grace  period to keep the
Policy in force.  You may also qualify for the guaranteed continuation provision, discussed below.

Can the Policy lapse due to poor  investment  performance?  The Policy could enter the grace period because of poor investment  performance  combined with the  deduction of the Policy's fees and charges.  If that were to occur and, by the end of the grace  period,  there was not enough Cash Value to deduct the unpaid  charges,  the Policy  would lapse, unless you qualify for the guaranteed continuation provision.

What happens when there is a death during the grace  period?  We deduct the unpaid  charges from the Death  Benefit when calculating the Death Proceeds if the Insured dies during a grace period.

Can the Policy be  reinstated if it lapses?  You may apply for  reinstatement  of the Policy if it lapses.  We must receive  this  application  In Writing at our Office  within five years of the date the lapse  occurred as measured from the end of the  grace  period.  We may  require  evidence  of  insurability  satisfactory  to us.  In order to reinstate your Policy, you also must pay us a reinstatement amount, including any applicable charges.

What is the  guaranteed  continuation  provision?  During  the  first  ten  Policy  Years,  you may  qualify  for a guaranteed  continuation  provision if the cumulative amount of Premium you have paid, less any withdrawals and any
Debt,  is not less than a  specified  minimum for each Policy  Month  times the number of Policy  Months  since the
Policy Date. We call the specified  minimum for each Policy Month the "monthly  continuation  amount".  Your Policy must meet this  cumulative  Premium  test each Policy  Month to qualify  under this  provision.  If you qualify for continuation  under this  provision,  we  guarantee  that your Policy will not enter into a grace  period until the
10th Policy Anniversary.  However,  the Death Benefit in effect during the period that the guaranteed  continuation provision  applies  will be fixed as shown in the  Policy.  NOTE:  Where  allowed  by law,  Policies  issued  to an
Insured(s) in a substandard risk class may not be eligible for the guaranteed continuation provision.

For example,  if the monthly  continuation  amount is $500 and your Policy was in its 20th Policy Month, the sum of the monthly  continuation  amounts  would be $10,000.  Therefore,  for  purposes of this  example,  the  guaranteed continuation  provision  would apply in the 20th Policy Month if you had paid at least  $10,000 to that point,  and would apply in the 21st Policy Month if you had paid at least $10,500 up to the 21st Policy Month,  assuming  there is no Debt.  We adjust the  monthly  continuation  amount  going  forward  after any  increase  or  decrease to the
Specified Amount in the first 10 Policy Years.

DEATH BENEFITS

What are the Death Proceeds and how are they  determined?  The benefits due as a result of the Insured's  death are the  Death  Proceeds.  If there  are  joint  Insureds,  the  benefits  are due as a result of the death of the last surviving  Insured.  The  Death  Proceeds  are  based  on the  Death  Benefit  as of the  date we  receive  all our requirements  for paying a death  claim and are  satisfied  that the death  claim can be paid.  These  requirements include,  but are not limited to, receipt of a valid death  certificate and information we need to make payments to all Beneficiaries.

We determine the Death  Proceeds by first  subtracting  any Debt and any unpaid charges due from the Death Benefit.
We then add any  interest  amount  required by law.  The Death  Benefit will not be less than the Cash Value at any time.

What is the Death  Benefit?  The Death  Benefit is the greatest of the Basic Death  Benefit,  the Minimum  Required
Death Benefit and the  Guaranteed  Minimum Death Benefit,  as described in more detail below.  The Death Benefit is determined as of the date we receive all our requirements for paying a death claim.

What is the Basic Death Benefit?  Do you offer  different  Death Benefit  Options?  The Basic Death Benefit depends on which of the two (2) Death  Benefit  Options  you  select.  The Death  Benefit  Options  are Option I (Level) or
Option II  (Variable),  as described  below.  Your choice of Death  Benefit  Option will produce a different  Basic
Death Benefit calculation as of the Policy Date and in the future.

                          ----------------------------- ----------------------------------------------------------------------
                              Death Benefit Option                               BASIC DEATH BENEFIT
                          ----------------------------- ----------------------------------------------------------------------
                          ----------------------------- ----------------------------------------------------------------------
                                   Option I -                                      Specified Amount
                                     LEVEL
                          ----------------------------- ----------------------------------------------------------------------
                          ----------------------------- ----------------------------------------------------------------------
                                  Option II -                           Specified Amount plus the Account Value
                                    VARIABLE
                          ----------------------------- ----------------------------------------------------------------------

What is the Specified  Amount?  The Specified  Amount is a measuring device we use in determining the Death Benefit before the  Insured's  Age 100. On your  Application,  you indicate the  Specified  Amount you want us to issue for your  Policy.  We may issue  that  amount,  or we may  offer to issue a lower  Specified  Amount if the  Insured(s)
do(es) not qualify  for the amount you seek under our  underwriting  rules.  The  Specified  Amount  remains  level unless you request an increase or decrease and we agree to such a change.  Under certain  circumstances,  a partial withdrawal may also reduce the Specified Amount, as discussed in the section on Partial Withdrawals.

What is the Minimum  Required  Death  Benefit?  The Minimum  Required Death Benefit is the minimum amount that must be payable at the Insured's  death,  before  reduction for any Debt, for the Policy to be treated as life insurance under the Code.  The Minimum  Required  Death  Benefit  changes as the Account  Value  changes.  We  determine  the
Minimum  Required Death Benefit by multiplying  the Account Value by factors that vary by the attained Age,  gender
(where permitted),  tobacco usage class and risk class of each Insured. When there are joint Insureds,  the factors used to  determine  the  Minimum  Required  Death  Benefit  are  based on an  actuarial  derivation  of the  factor applicable  for each  Insured.  The gender and risk class of the Insured does not change,  so the only element that changes  the factors and effects  the  Minimum  Required  Death  Benefit  after the Policy Date is the aging of the
Insured,  unless  you  apply for and we agree to a change in  tobacco  usage  class.  The  factors  we may apply to determine the Minimum Required Death Benefit are shown in Appendix A in the Statement of Additional Information.

What is the Guaranteed  Minimum Death Benefit?  The Guaranteed Minimum Death Benefit is used to determine the Death
Benefit when it is greater  than the Basic Death  Benefit,  based on the Death  Benefit  Option you chose,  and the
Minimum  Required Death  Benefit.  There is no Guaranteed  Minimum Death Benefit beyond Age 100 of the Insured,  or if the policy terminates before the Insured's death.

|X|   On the Policy Date: the Guaranteed Minimum Death Benefit equals the initial Premium.
      ------------------
|X|   After the Policy Date and until the first Policy  Anniversary:  the  Guaranteed  Minimum Death Benefit is the
      -------------------------------------------------------------
              total of all Premiums paid, less any partial withdrawals.
|X|   After the first Policy  Anniversary but before the "target date":  (the Policy  Anniversary  when the Insured
      ----------------------------------------------------------------
              is Age 75), the  Guaranteed  Minimum  Death  Benefit is the higher of the total of all Premiums  paid less all partial withdrawals and the highest  "Anniversary  Value," which is the Account Value on any
              Policy Anniversary less all subsequent partial withdrawals.
|X|   On or after the  "target  date":  the  Guaranteed  Minimum  Death  Benefit  is the higher of the total of all
      -------------------------------
              Premiums  paid less all  partial  withdrawals  and the  highest  Anniversary  Value as of the "target date,"  less all  partial  withdrawals  after  the  "target  date." If there  are two  Insureds,  the
              Guaranteed  Minimum  Death Benefit ends based on the Age of the younger  Insured,  or what would have been the age of the younger Insured if the younger Insured predeceases the older Insured.
|X|   If the Insured is Age 75 or older on the Policy Date:  the  Guaranteed  Minimum Death Benefit is the total of
      ----------------------------------------------------
              all Premiums paid less all partial withdrawals.
|X|   If the  Policy  is  issued  for two (2)  Insureds:  the  "target  date" is  based  on the age of the  younger
      -------------------------------------------------
              Insured,  or what would have been the age of the younger Insured if the younger  Insured  predeceases the older  Insured.  This also  applies if, as of the Policy  Date,  the  younger  Insured is younger than Age 75.

Is there any age limit on the Death  Benefit?  Yes. On a single  life  Policy,  on or after the Policy  Anniversary the Insured  attains Age 100, the Death Benefit equals the Account Value.  On a joint life Policy,  on or after the
Policy  Anniversary  the younger  Insured,  attains or, if that person is deceased,  would have been,  Age 100, the
Death Benefit equals the Account Value.

Does choosing  between Death Benefit  Options  affect  anything other than the Death  Benefit?  Yes.  Certain Death
Benefit  Options may result in higher  monthly  charges.  Choosing  Death Benefit Option I or Option II affects the
Net  Amount at Risk  which  will  have an impact on the  amount  you pay in cost of  insurance  charges.  Option II initially  has a higher Net Amount at Risk which will  result in a higher  cost of  insurance  charge.  It may also have an impact on what you might pay upon  surrender.  How these  charges  work are  discussed in more detail below in the section on "Costs." An increase  in charges has a negative  impact on the growth of your  Account  Value.  A decrease in charges has a positive impact on the growth of your Account Value.

Who chooses  which option to use?  You choose the option on your  Application  for a Policy.  If you do not elect a
Death  Benefit  Option on your  Application  we will  review  the  Application  to  determine  if our  underwriting requirements  are met.  However,  we will require you to elect either Death Benefit Option I or II prior to issuing a Policy.

May I change the Death  Benefit  Option or the  Specified  Amount?  While the Insured is alive,  you may request to change the Death Benefit Option or to increase or decrease the Specified Amount to meet changing needs or goals.

         Any change to the Death Benefit  Option is subject to our acceptance  and our rules,  which  include,  but are not limited to the following:
|X|   Any change must take effect after the first Policy Year.
|X|   We only permit one such change per Policy Year.
|X|   We must receive the request In Writing at our Office.
|X|   We may require  satisfactory  evidence of insurability  for any change that  prospectively  increases the Net
              Amount at Risk.
|X|   If evidence of  insurability  is required,  we will not accept the request if the Insured(s) is over our then current maximum age for issuing a Policy.
|X|   We may  require you to sign an  acknowledgment  that you  understand  the impact or  potential  impact of the change on the tax  treatment  of your  Policy,  particularly  if the change  results or may result in your Policy  becoming a MEC.  Changing  between Death Benefit Option I and II also may have an impact on  whether a Policy is  treated  as a MEC.  Therefore,  you  should  consult  with a  competent  tax advisor before requesting a change.
|X|   If we grant any such request,  it will take effect on the Monthly  Processing Day occurring on or immediately following the date we agree to such a change.
|X|   On the date the change takes effect,  there will be no change in the Death  Benefit.  That means that, if you change from Option I to Option II, the Specified Amount will be reduced.

Any change to the Specified Amount is subject to our rules,  which include,  but are not limited to the eight rules outlined above for changing the Death Benefit Option, plus the following additional rules:

|X|   The amount of any increase or decrease may not be less than $5,000.
|X|   The  Specified  Amount  after any  decrease  may not be less than  $50,000  (single  life Policy) or $100,000
              (joint life Policy).
|X|   No decrease in the  Specified  Amount is  permitted  during the first seven  Policy  Years or during the five calendar years subsequent to any increase in Specified Amount.

What other parts of the Policy are affected if I change the  Specified  Amount?  Increasing  the  Specified  Amount
initially  results in a higher  Death  Benefit,  unless the  increased  Specified  Amount would then not exceed the
Minimum  Required  Death Benefit or the Guaranteed  Minimum Death  Benefit.  When the Death Benefit is increased in this way, it initially  increases the Net Amount at Risk, and therefore,  the cost of insurance charge.  Decreasing the Specified  Amount  generally has the opposite  effects.  Changing the Specified Amount could affect the maximum
Premiums you may pay, as well as the Maximum Annual  Assessable  Premium.  Also, if your policy is not deemed to be a MEC,  changing  the  Specified  Amount may affect how much  Premium you may  subsequently  pay without the Policy becoming a MEC.

How are Death  Proceeds  paid and to whom are they paid?  We pay the Death  Proceeds as a lump sum or in accordance with the terms of whatever  settlement  options we then make available to Beneficiaries.  Generally,  Beneficiaries can choose a lump sum or one of the settlement  options we make  available.  However,  you may choose the method of payment  for your  Beneficiaries  if you notify us In Writing  before  the  Insured's  death as to how you want the
Death Proceeds to be paid.

ACCELERATED DEATH BENEFIT

What is an  accelerated  death benefit?  An  accelerated  death benefit is pre-payment to the Owner of a portion of the Death  Proceeds.  The maximum we will pay,  before any  reductions,  is 50% of the Death  Benefit or  $250,000, whichever is less. The actual amount to be paid is reduced by a 12-month  interest rate discount  (currently  6.0%)
and a  pro-rata  portion of any Debt,  based on the ratio by which the Death  Benefit is reduced as a result of the payment of the accelerated death benefit.  We reserve the right to change the interest rate discount percentage.

How do I qualify for an  Accelerated  Death Benefit?  We will only make such a payment once,  where allowed by law, based on the Owner's  request.  The Insured  may not request  such a payment  unless the Insured is also the Owner.
             -------
We only make the payment if we receive all our  requirements.  Our  requirements  include,  but are not limited to, satisfactory  proof to us In Writing  that the  Insured  (the last  surviving  Insured  if there are two  Insureds)
became  terminally  ill, as defined in your Policy:  (a) at least 30 days after the Issue Date;  or (b) as a result of an accident that occurred  after the Issue Date. To the extent  permitted by law, we will change our  procedures in relation to this benefit or the definition of terminally ill or any other  applicable  term in order to maintain the tax-free status of any amounts paid out under this provision.

What happens to the  remaining  benefits if American  Skandia makes such a payment?  If we make such a payment,  we first reduce the Policy's benefits and any Debt  proportionately.  For example,  if the Death Benefit before such a payment is $200,000 and we make an  accelerated  Death Benefit  payment of $50,000,  we reduce the Death Benefit by the ratio of the payment to the then current  Death  Benefit,  which in this case is by 25%, to  $150,000.  We also reduce the Maximum Annual  Assessable  Premium.  You should consult a tax advisor on the tax consequences of such a payment.  Please refer to Appendix A for a hypothetical illustration of the accelerated death benefit provision.

COSTS

What kinds of charges are there for this Policy?  The Policy has three (3)  different  categories  of charges:  (1)
transaction  costs,  which are charges we assess if and when you submit  Premium,  if you surrender or withdraw any amount from your Policy or when you transfer  Account Value among  investment  options;  (2) periodic Policy costs, which are charges we deduct on a daily,  monthly or annual basis while you own the Policy,  excluding the Portfolio annual expenses; and (3) Portfolio costs, which are charges deducted annually by each Portfolio.

How are charges  deducted?  The  transaction  costs when you submit  Premium are  assessed  against each Premium in relation to state and local premium  taxes we may incur on that  Premium,  and an amount in relation to our Federal taxes.  Certain  transaction  costs upon surrender are a percentage of the Assessable  Premium,  while  transaction costs upon partial  withdrawal are assessed  against the investment  options  pro-rata in the same ratio as Account
Value is being  withdrawn  from such  investment  options.  Transaction  costs upon  transfer (if  applicable)  are deducted from amounts transferred pro-rata in the same ratio as Account Value being transferred.

The periodic  Policy costs  include:  (1) charges that we deduct daily  against  assets  maintained in the Separate
Account,  which only apply to the Account  Value you allocate to the variable  investment  options;  (2) charges we deduct  monthly  from the Account  Value,  which are due in all Policy Years until Age 100; and (3) charges that we deduct monthly from the Account Value only for the first ten Policy Years.

Charges  deducted from Account Value are deducted from your investment  options pro-rata based on the Account Value in each investment  option.  If you maintain  Account Value in more than one Fixed Allocation in a Policy Year, any applicable charges will be deducted on a "last-in,  first-out" basis,  starting with the last Fixed Allocation that was made prior to the Monthly Processing Date the deduction is made.

The  Portfolio  costs are a  percentage  of the  Portfolio's  daily net assets,  which are  deducted  daily by each
Portfolio before it provides American Skandia with the net asset value as of the close of business each day.

What are the  transaction  costs  and when are they  deducted?  We assess  five  types of  transaction  costs - the premium tax, "DAC" tax,  contingent  deferred sales charge,  partial  withdrawal  transaction  fee and the transfer fee.

Premium tax: The premium tax is a percentage  of each Premium in relation to state and local  premium  taxes we may
-----------
incur on that Premium.  In most  jurisdictions  these rates range from 0% to 3.5% of each Premium.  We deduct these charges before we allocate the net amount to the investment options.

"DAC" tax: Life insurance  companies are required to capitalize certain  acquisition  expenses based on assumptions
---------
under Section 848 of the Code.  This has the effect of increasing  our current tax liability  over what it would be without  this  special  provision.  The tax  liability  created by the  deferral of these  acquisition  expenses is referred  to as a  "deferred  acquisition  cost" tax or "DAC"  tax.  To  reimburse  us for this  special  insurance company  tax at a rate we believe to be  reasonable  in  relation to the  liability,  we deduct an amount  equal to
1.15% of each Premium.

Contingent  deferred  sales  charge:  The  contingent  deferred  sales  charge is a  percentage  of the  Assessable
-----------------------------------
Premium,  and is not assessed  against  Exempt  Premium.  The contingent  deferred  sales charge  reimburses us for expenses  related to sales and distribution of the Policy,  including  commissions,  marketing  materials and other promotional  expenses.  It is charged if you surrender  the Policy  during the first ten (10) Policy Years,  unless the  Policy  qualifies  for a  medically-related  waiver of these  charges,  as  discussed  in the  section of this
Prospectus entitled "Medically-Related Waiver", or you surrender or withdraw Exempt Premiums.

The percentages that we assess against Assessable Premium upon a surrender are as follows:

         ---------------------- -------- --------- -------- -------- -------- -------- -------- --------- -------- -------- --------
         Policy Year               1        2         3        4        5        6        7        8         9       10       11+
         ---------------------- -------- --------- -------- -------- -------- -------- -------- --------- -------- -------- --------
         ---------------------- -------- --------- -------- -------- -------- -------- -------- --------- -------- -------- --------
         Percentage (%)          10.%      9.0%     8.0%     7.0%     6.0%     5.0%     4.0%      3.0%     2.0%     1.0%       0
         ---------------------- -------- --------- -------- -------- -------- -------- -------- --------- -------- -------- --------

Cost of surrendering  the Policy:  In each  hypothetical  example,  we assume that neither the Specified Amount nor the Death Benefit Option is changed after the Policy Date.

|X|   Assume that the Maximum  Annual  Assessable  Premium is $10,000 and that  $10,000 of Premium was paid in each of  Policy  Years 1  through  5,  for a total  of  $50,000.  Assume  further  that  the  Policy  is being surrendered in Policy Year 6; and that at the time of surrender, the Account Value is $75,000.

          Given these facts,  the  Assessable  Premium  equals the Premiums paid. No amount paid in any Policy Year exceeded the Maximum Annual  Assessable  Premium.  The  contingent  deferred sales charge for a surrender in Policy  Year 6 is 5% of the  Assessable  Premium (5% of $50,000 or $2,500).  The amount  payable  upon surrender would be $75,000 less $2,500, which equals $72,500.

|X|   Assume that the Policy is an Exchange  Policy and that the  proceeds of the exchange  were $50,000  which was the initial  Premium.  Assume  further  that the Maximum  Annual  Assessable  Premium is $10,000 and that
          $5,000 of  subsequent  Premium was paid in the second  Policy  Year.  Assume  further  that the Policy is being surrendered in Policy Year 6 and that at the time of surrender, the Account Value is $85,000.

          Given these facts,  the  Assessable  Premium is less than the Premiums  paid.  The amount of Premium paid in the first  Policy Year over  $10,000 is Exempt  Premium.  Since  $50,000 was paid in the first  Policy
          Year, the amount of the Exempt  Premium paid in that Policy Year was $50,000 minus  $10,000,  or $40,000.
          There was no Exempt Premium in the second Policy Year,  since $5,000 is less than the applicable  Maximum
          Annual  Assessable  Premium for the second  Policy  Year.  The  contingent  deferred  sales  charge for a surrender in Policy Year 6 is 5% assessed  against  $55,000 of Premium less $40,000 of Exempt Premium (5%
          of $15,000 or $750).  The contingent  deferred sales charge for a surrender in Policy Year 6 is 5% of the
          Assessable  Premium (5% of 15,000 or $750).  The amount  payable  upon  surrender  would be $85,000  less
          $750, which is $84,250.

Exception  to the  contingent  deferred  sales  charge  and  sales  charge:  From time to time,  and to the  extent permitted by law, we may reduce the amount of the sales  charge (See "What are  periodic  Policy costs and when are they  deducted?")  and the contingent  deferred sales charge,  the period during which such charges apply, or both, when  Policies  are sold to  persons  or groups of  persons  in a manner  that  reduces  sales  expenses.  We would consider  such  factors  as:  (a) the size and  type of  group;  (b) the  amount  of  Premiums;  and/or  (c)  other transactions where sales expenses are likely to be reduced.

No sales charge or  contingent  deferred  sales  charge is imposed  when,  as of the Policy Date,  the Owner or the
Insured of a Policy  issued  pursuant to this  Prospectus  is a member of a designated  class,  including:  (a) any
parent  company,   affiliate  or  subsidiary  of  ours;  (b)  an  officer,  director,   employee,   retiree,  sales
representative,  or in the case of an affiliated  broker-dealer,  registered  representative of such company; (c) a director,  officer or trustee of any underlying mutual fund; (d) a director,  officer or employee of any investment manager,  sub-advisor,  transfer agent,  custodian,  auditing,  legal or  administrative  services provider that is providing investment management,  advisory, transfer agency,  custodianship,  auditing, legal and/or administrative services  to an  underlying  mutual  fund or any  affiliate  of such firm;  (e) a  director,  officer,  employee or registered  representative  of a broker-dealer or insurance  agency that has a then current selling  agreement with us and/or  with  American  Skandia  Marketing,  Incorporated;  (f) a  director,  officer,  employee  or  authorized representative of any firm providing us or our affiliates with regular legal,  actuarial,  auditing,  underwriting, claims,  administrative,  computer support, marketing, office or other services; (g) the then current spouse of any such  person  noted in (b) through (f) above;  (h) the parents of such person  noted in (b) through (g) above;  (i)
the  child(ren)  or other legal  dependent  under the age of 21 of any such person  noted in (b) through (h) above;
and (j) the siblings of any such persons noted in (b) through (h) above.

You must  notify us at the time you apply for the  Policy  if you are a member of the  designated  class.  American
Skandia is not  responsible  for  monitoring  whether you qualify as a member of the designated  class.  Failure to inform us that you  qualify as a member of the  designated  class may result in your  Policy  being  subject to the contingent deferred sales charge and sales charge as described above.

Partial  withdrawal  transaction fee: We charge $25.00 as a transaction fee for each partial  withdrawal unless the
------------------------------------
partial  withdrawal  qualifies as a  medically-related  withdrawal.  This amount is deducted  separately  from your
Account Value.

Transfer  fee:  We  charge a $10.00  transfer  fee for every  transfer  after the 20th in each  Policy  Year.  This
-------------
includes  transfers into a Fixed  Allocation and any transfers from a Fixed  Allocation  unless the transfer occurs on a Policy  Anniversary.  It does not  include  transfers  made as part of any dollar  cost  averaging  program we offer.  For this purpose,  all transfers  occurring  during the same Valuation  Period are considered one transfer.
We assess the transfer fee at the time any transfer is made that is subject to the fee.

What are the  periodic  Policy costs and when are they  deducted?  We assess four types of periodic  Policy  costs, which  include the sales charge,  the cost of insurance  charge,  the  mortality  and expense risk charge,  and the administration charge.

Sales  charge:  We deduct the sales charge  during the first ten (10) Policy Years,  each Monthly  Processing  Day,
-------------
pro-rata  from the  variable  and fixed  investment  options  in which the  Account  Value is  maintained.  It is a percentage  of your  Account  Value and is the  equivalent  of 0.40% per year.  We  deduct  this  charge  from your
Account Value on each Monthly  Processing Day. This charge  compensates  American  Skandia for expenses  related to sales and  distribution  of the Policy,  including  underwriting  and Policy  issue costs,  commissions,  marketing materials and other promotional expenses.

There are certain  circumstances  which may result in  reduction  or  elimination  of the sales  charge.  These are exactly the same  circumstances  that may result in reduction  or  elimination  of the  contingent  deferred  sales charge, as described above in response to the question "What are transaction costs and when are they deducted?"

Cost of insurance  charge:  The monthly cost of insurance  charge is determined by multiplying  the current monthly
-------------------------
cost of insurance  rate by the Net Amount at Risk.  It is deducted  each Monthly  Processing  Day pro-rata from the variable  and fixed  investment  options  in which you  maintain  Account  Value.  To that  amount we add a cost of insurance  fee,  currently  $12.00.  The current cost of insurance  rates and cost of insurance  fee are subject to change;  however,  the combination  will not exceed the product of the guaranteed  maximum cost of insurance charge multiplied by the Net Amount at Risk.  The cost of insurance charge is not a constant dollar amount.

Please note that in  calculating  the Net Amount at Risk, the Death Benefit that would then apply is the highest of the Basic Death  Benefit  (which  depends on the Death  Benefit  Option you  choose),  the Minimum  Required  Death
Benefit,  or the  Guaranteed  Minimum  Death  Benefit.  The cost of insurance  rates  increase as the Insured ages, although  the rates may not increase  each Policy Year.  We reserve the right to vary the rates per thousand of Net
Amount at Risk based on either the Net Amount at Risk or on the Specified Amount.

We reserve the right to adjust current monthly cost of insurance rates by an  underwriting  factor.  As of the date of this Prospectus, we were not making any such adjustments.

The guaranteed  maximum monthly cost of insurance  charges for Policies with one Insured are shown in Appendix B in the  Statement of  Additional  Information.  The current  monthly  cost of  insurance  rates as of the date of this
Prospectus  for  Policies  with one Insured are shown in Appendix C in the  Statement  of  Additional  Information.
Corresponding  rates for two proposed  Insureds are available from us upon request.  A detailed  explanation of how we calculate the current monthly cost of insurance  charges and a sample  calculation are provided in Appendix D in the Statement of Additional Information.  These amounts will differ for Insureds in a substandard risk class.

The  guaranteed  maximum  cost of  insurance  charge is  different  at each Age.  The  guaranteed  maximum  cost of insurance  charge  depends on the  tobacco  usage  class and risk  class of each  Insured.  We base the  guaranteed maximum cost of insurance  charges on the sex distinct 1980  Commissioners  Standard  Ordinary  Ultimate  Mortality
Smoker/Non-Smoker  Table,  age last birthday.  However,  if required by law, unisex charges will apply, and we will use a unisex  variation of that table.  If we use unisex rates,  generally cost of insurance  charges will increase for females  and will  decrease  for males.  Charges for  substandard  risk  classes are based on a multiple of the table rates.

Mortality  and expense  risk  charge:  We assess a  mortality  and  expense  risk charge  against the assets in the
------------------------------------
Separate  Account.  The mortality  and expense risk charge is 0.90% per year. We assess this charge each  Valuation
Period against the daily value of each Sub-account.

The  mortality  and expense  risk charge is assessed  for  mortality  risk and expense  risk.  The  mortality  risk
American  Skandia  assumes is that the Policy's  cost of insurance  charge will be  insufficient  to pay claims and that the insured  will not live as long as expected.  The expense  risk we assume is that the expenses  incurred in issuing, distributing and administering the Policy will exceed the administration charge.

In summary,  the charges  cover the risk that our  assumptions  about the mortality  risks and expenses  under this
Policy are incorrect and that we have agreed not to increase these charges over time despite our actual costs.

Administration  charge:  We assess an  administration  charge for costs  associated  with  operating  the  Separate
----------------------
Account.  The  administration  charge is equal to 0.25% per year.  We assess  this  charge  each  Valuation  Period against the daily value of each  Sub-account.  The  administration  charge covers  administrative  costs associated with providing the Policy benefits,  including preparation of the policy,  confirmation statements,  annual account statements and annual reports,  legal and accounting  fees, as well as, various related  expenses.  We may increase the  administration  charge;  however,  any  increase  will only  apply to  Policies  issued  after the date of the increase.

American  Skandia may make a profit on the  mortality  and expense  risk charge and the  administration  charge if, over time, the actual cost of providing the  guaranteed  insurance  obligations  under the Policy are less than the amount we deduct for the mortality  and expense risk charge and the  administration  charge.  To the extent that we make a profit on the mortality and expense risk charge and the administration  charge,  such profit may be used for any other  corporate  purpose,  including  payment of other  expenses  that American  Skandia  incurs in promoting, distributing,  issuing and  administering  the Policy.  We reserve the right to assess the Separate Account for any taxes that may be attributed to it.  Currently, no such charge for taxes is assessed.

What are the  Portfolio  annual costs and when are they  deducted?  We do not assess any charges  directly  against the  Portfolios.  However,  each Portfolio  charges a total annual fee comprised of an investment  management  fee, operating  expenses and any  distribution  and service  (12b-1) fees that may apply.  These fees are deducted daily by each  Portfolio  before it provides  American  Skandia with the net asset value as of the close of business each day.  More  detailed  information  about fees and  charges  can be found in the  prospectuses  for the  Portfolios.
Please also see "Service Fees Payable by Underlying Portfolios".

Do you offer  special  arrangements  for  corporate  or other  purchasers?  To the  extent  permitted  by law,  for corporate or other group or sponsored  arrangements  purchasing one or more  Policies,  we may reduce the amount of the mortality and expense risk charge,  sales charge and the contingent  deferred  sales charge,  the period during which such charges apply, or both,  where the expenses  associated  with the sale of, or the  underwriting or other administrative  costs  associated  with the Policies  are  reduced.  Sales,  underwriting  or other  administrative expenses  may be reduced  based on such  factors as expected  economies  resulting  from a corporate  purchase or a group or sponsored  arrangement,  the amount of initial and/or expected Premiums or other  transactions where sales expenses  are likely to be  reduced.  We may also  alter the terms of  certain  Policy  provisions,  including  the availability  of death benefit options and the Cash Value Credit  provision for these types of purchasers.  We will not  discriminate  unfairly  between  purchasers  if and when we reduce any of the charges  discussed  above,  make changes to the duration such charges will apply or alter the terms of Policy provisions.

VARIABLE INVESTMENT OPTIONS

What are the  investment  objectives  and policies of the variable  investment  options?  Each variable  investment option is a  Sub-account  of American  Skandia Life  Assurance  Corporation  Separate  Account F. Each  Sub-account invests  exclusively in one Portfolio.  You should carefully read the prospectus for any Portfolio in which you are interested.  The following  chart  classifies  each of the Portfolios  based on our assessment of their  investment style  (as of the  date  of  this  Prospectus).  The  chart  also  provides  a short  summary  description  of each
Portfolio's  investment  objective  (in italics) and a summary  description  of their key policies to assist you in determining  which  Portfolios  may be of interest to you.  There is no guarantee  that any Portfolio will meet its investment objective.

 The name of the  advisor/sub-advisor  for each Portfolio  appears next to the description.  Those portfolios whose name  includes the prefix "AST" are  Portfolios  of American  Skandia  Trust.  The  investment  manager for AST is
 American  Skandia  Investment  Services,  Incorporated,  an affiliated  company of American  Skandia.  However,  a sub-advisor, as noted below, is engaged to conduct day-to-day investment decisions.

 The Portfolios  are not publicly  traded mutual funds.  They are only available as investment  options in variable annuity  contracts  and variable life  insurance  policies  issued by insurance  companies,  or in some cases,  to participants in certain qualified  retirement  plans.  However,  some of the Portfolios  available as Sub-accounts under the Policy are managed by the same  portfolio  advisor or sub-advisor as a retail mutual fund of the same or similar name that the  Portfolio  may have been modeled after at its  inception.  Certain  retail mutual funds may also have been modeled  after a  Portfolio.  While the  investment  objective  and  policies of the retail  mutual funds and the Portfolios may be  substantially  similar,  the actual  investments  will differ to varying degrees.
 Differences in the performance of the funds can be expected,  and in some cases could be  substantial.  You should not compare  the  performance  of a publicly  traded  mutual  fund with the  performance  of any  similarly  named
 Portfolio  offered  as a  Sub-account.  Details  about  the  investment  objectives,  policies,  risks,  costs and management  of the  Portfolios  are  found in the  prospectuses  for the  underlying  mutual  funds.  The  current prospectus  and statement of  additional  information  for the  underlying  Portfolios  can be obtained by calling
 1-800-752-6342.

========================================================================================================================================
Effective  March 16, 2001, the Nova,  Ursa and OTC portfolios of Rydex Variable Trust will no longer be offered as  Sub-accounts  under the Policy.  Owners of Variable  Life policies  issued on or after March 16, 2001 will not be allowed to allocate  Account Value to the
Rydex Nova,  Rydex Ursa or Rydex OTC  Sub-accounts.  Except as noted below,  Owners of Variable Life  policies  issued before March 16,
2001, and/or their authorized investment  professionals,  will no longer be able to allocate additional Account Value or make transfers into the Rydex Nova, Rydex Ursa or Rydex OTC  Sub-accounts.  Policy Owners and/or their authorized  investment  professionals who elect to transfer  Account Value out of the Rydex  Sub-accounts on or after March 16, 2001 will not be allowed to transfer Account Value into the Rydex  Sub-accounts at a later date.  Dollar cost averaging,  asset  allocation and rebalancing  programs that were effective on or before March 16, 2001 and included one or more of the Rydex  Sub-accounts  will be allowed to continue.  However,  no changes involving the Rydex Sub-accounts may be made to such programs.
========================================================================================================================================

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST Strong  International  Equity: seeks long-term capital growth by investing in a diversified
     EQUITY         portfolio  of  international  equity  securities  the issuers of which are  considered  to have strong  earnings  momentum.  The  Portfolio  seeks to meet its  objective by  investing,  under normal  market  conditions,  at least 80% of its total  assets in a  diversified  portfolio  of equity  securities  of  companies  located or operating in  developed  non-U.S.  countries  and emerging  markets  of the  world.  The  Sub-advisor  intends  to  focus  on  companies  with an
                    above-average   potential  for  long-term  growth  and  attractive  relative  valuations.   The     Strong Capital
                    Sub-advisor selects companies based on five key factors: growth,  valuation,  management,  risk     Management, Inc.
                    and sentiment.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST William Blair  International  Growth (f/k/a AST Janus  Overseas  Growth):  seeks  long-term
     EQUITY         growth of capital.  The  Portfolio  pursues its  objective  primarily  through  investments  in equity  securities  of issuers  located  outside  the United  States.  The  Portfolio  normally invests at least 80% of its total assets in securities of issuers from at least five  different countries,  excluding the United States.  The Portfolio invests primarily in companies selected
                    for their growth  potential.  Securities are generally  selected  without regard to any defined     William Blair &
                    allocation among countries,  geographic regions or industry sectors, or other similar selection     Company, L.L.C.
                    procedure.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST American Century  International  Growth:  seeks capital growth.  The Portfolio will seek to
     EQUITY         achieve its investment  objective by investing  primarily in equity securities of international companies  that the  Sub-advisor  believes  will  increase  in value  over time.  Under  normal conditions,  the  Portfolio  will  invest at least 65% of its  assets in equity  securities  of issuers from at least three  countries  outside of the United States.  The  Sub-advisor  uses a growth  investment  strategy it developed  that looks for  companies  with earnings and revenue
                    growth.  The  Sub-advisor  will  consider  a  number  of other  factors  in  making  investment     American Century
                    selections,  including the prospects for relative  economic  growth among countries or regions,        Investment
                    economic and political  conditions,  expected inflation rates,  currency exchange  fluctuations     Management, Inc.
                    and tax considerations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM  International  Equity:  seeks capital growth.  The Portfolio pursues its objective by investing  at least 80% of the value of its assets in the equity  securities  of  companies  in developed  non-U.S.  countries that are represented in the MSCI EAFE(R)Index. The target of this
  INTER-NATIONAL    Portfolio  is to track the  performance  of the MSCI  EAFE(R)Index  within  4% with a  standard      Deutsche Asset
      EQUITY        deviation  expected of +/- 4%. The  Sub-advisor  considers  a number of factors in  determining     Management, Inc.
                    whether to invest in a stock,  including  earnings growth rate,  analysts'  estimates of future earnings and industry-relative price multiples.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Global Equity:  seeks capital growth.  Under normal circumstances the Portfolio invests
                    at least 80% of its assets in equity securities of U.S. and foreign issuers  (including issuers      Massachusetts
  GLOBAL EQUITY     in developing  countries).  The Portfolio  generally seeks to purchase  securities of companies    Financial Services
                    with relatively large market capitalizations relative to the market in which they are traded.           Company
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST PBHG  Small-Cap  Growth:  seeks  capital  growth.  The  Portfolio  pursues its objective by primarily  investing  at  least  80% of the  value  of its  assets  in  the  common  stocks  of
                    small-sized  companies,  whose market  capitalizations are similar to market capitalizations of     Pilgrim Baxter &
 SMALL CAP GROWTH   the  companies  in the  Russell  2000(R)Index at the time of the  Portfolio's  investment.  The     Associates, Ltd.
                    Sub-advisor  expects to focus primarily on those  securities  whose market  capitalizations  or annual revenues are less than $1billion at the time of purchase.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP GROWTH   AST DeAM  Small-Cap  Growth:  seeks maximum  growth of  investors'  capital from a portfolio of growth  stocks of  smaller  companies.  The  Portfolio  pursues  its  objective,  under  normal circumstances,  by  primarily  investing  at  least  80%  of its  total  assets  in the  equity
                    securities  of  small-sized   companies  included  in  the  Russell  2000  Growth(R)Index.  The
                    Sub-advisor  employs  an  investment  strategy  designed  to  maintain  a  portfolio  of equity     Deutsche Asset
                    securities  which  approximates  the market risk of those  stocks  included in the Russell 2000     Management, Inc.
                    Growth(R)Index, but which attempts to outperform the Russell 2000 Growth(R)Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    SMALL CAP       AST Federated  Aggressive  Growth:  seeks capital growth.  The Portfolio pursues its investment
    GROWTH          objective by investing in the stocks of small  companies  that are traded on national  security
                    exchanges,  NASDAQ stock  exchange and the  over-the-counter-market.  Small  companies  will be   Federated Investment
                   defined as  companies  with market  capitalizations  similar to  companies  in the Russell 2000   Counseling/Federated
                    Index or the Standard & Poor's  Small Cap 600 Index.  Up to 25% of the  Portfolio's  net assets    Global Investment
                    may be invested in foreign securities, which are typically denominated in foreign currencies.       Management Corp.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Goldman Sachs Small-Cap Value:  seeks long-term  capital  appreciation.  The Portfolio will seek its objective through  investments  primarily in equity securities that are believed to be undervalued in the marketplace.  The Portfolio  primarily seeks companies that are small-sized,
                    based on the value of their  outstanding  stock.  The  Portfolio  will  have a  non-fundamental   Goldman Sachs Asset
 SMALL CAP VALUE    policy to invest, under normal circumstances,  at least 80% of the value of its assets in small        Management
                    capitalization  companies.  The 80%  investment  requirement  applies at the time the Portfolio invests  its  assets.  The  Portfolio  generally  defines  small  capitalization  companies  as companies with a capitalization of $5 billion or less.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP VALUE    AST Gabelli Small-Cap Value:  seeks to provide long-term capital growth by investing  primarily in  small-capitalization  stocks  that  appear to be  undervalued.  The  Portfolio  will have a non-fundamental policy to invest, under normal circumstances,  at least 80% of the value of its assets in small capitalization  companies.  The 80% investment  requirement applies at the time the  Portfolio  invests  its assets.  The  Portfolio  generally  defines  small  capitalization companies as those with a capitalization  of $1.5 billion or less.  Reflecting a value approach
                    to  investing,  the Portfolio  will seek the stocks of companies  whose current stock prices do        GAMCO
                    not appear to adequately reflect their underlying value as measured by assets,  earnings,  cash     Investors, Inc.
                    flow or business franchises.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP VALUE    AST DeAM Small-Cap Value:  seeks maximum growth of investors'  capital.  The Portfolio  pursues its  objective,  under normal  market  conditions,  by primarily  investing at least 80% of its total assets in the equity  securities of small-sized  companies  included in the Russell 2000(R)
                    Value Index. The Sub-advisor  employs an investment  strategy  designed to maintain a portfolio       Deutsche Asset
                    of equity  securities  which  approximates  the market  risk of those  stocks  included  in the     Management, Inc.
                    Russell 2000(R)Value Index, but which attempts to outperform the Russell 2000(R)Value Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP GROWTH    AST Goldman Sachs Mid-Cap  Growth (f/k/a AST Janus Mid-Cap  Growth):  seeks  long-term  capital growth.  The  Portfolio  pursues its  investment  objective,  by investing  primarily in equity securities selected for their growth potential,  and normally invests at least 80% of the value of its assets in medium capitalization  companies. For purposes of the Portfolio,  medium-sized companies  are those whose market  capitalizations  (measured at the time of  investment)  fall
                    within the range of  companies  in the  Standard & Poor's  MidCap  400 Index.  The  Sub-advisor     Goldman Sachs Asset
                    seeks  to  identify  individual  companies  with  earnings  growth  potential  that  may not be        Management
                    recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP GROWTH    AST Neuberger  Berman Mid-Cap  Growth:  seeks capital growth.  Under normal market  conditions, the Portfolio  primarily invests at least 80% of its net assets in the common stocks of mid-cap companies.  For purposes of the Portfolio,  companies with equity market  capitalizations  that fall within the range of the Russell Midcap(R)Index,  at the time of investment,  are considered
                    mid-cap  companies.  Some of the  Portfolio's  assets  may be  invested  in the  securities  of     Neuberger Berman
                    large-cap companies as well as in small-cap  companies.  The Sub-advisor looks for fast-growing     Management Inc.
                    companies that are in new or rapidly evolving industries.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   MID-CAP VALUE    AST Neuberger Berman Mid-Cap Value: seeks capital growth.  Under normal market conditions,  the
                    Portfolio  primarily  invests at least 80% of its net  assets in the  common  stocks of mid-cap companies.  For purposes of the Portfolio,  companies with equity market  capitalizations  that fall within the range of the Russell  Midcap(R)Index at the time of investment  are  considered mid-cap  companies.  Some of the  Portfolio's  assets  may be  invested  in the  securities  of
                    large-cap  companies as well as in small-cap  companies.  Under the Portfolio's  value-oriented     Neuberger Berman
                    investment  approach,  the Sub-advisor looks for well-managed  companies whose stock prices are     Management Inc.
                    undervalued and that may rise in price before other investors realize their worth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      ALL-CAP       AST Alger All-Cap Growth:  seeks long-term  capital growth.  The Portfolio invests primarily in
      GROWTH        equity securities,  such as common or preferred stocks, that are listed on U.S. exchanges or in the  over-the-counter  market.  The Portfolio may invest in the equity  securities of companies
                    of all sizes,  and may emphasize  either  larger or smaller  companies at a given time based on      Fred Alger
                    the Sub-advisor's assessment of particular companies and market conditions.                         Management, Inc.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Gabelli  All-Cap  Value:  seeks  capital  growth.  The  Portfolio  pursues its objective by investing primarily in readily marketable equity securities including common stocks,  preferred stocks and  securities  that may be converted at a later time into common stock.  The Portfolio
      ALL-CAP       may invest in the  securities  of companies of all sizes,  and may  emphasize  either larger or
       VALUE        smaller  companies  at a  given  time  based  on the  Sub-advisor's  assessment  of  particular  GAMCO Investors, Inc.
                    companies and market  conditions.  The Portfolio  focuses on companies that appear  underpriced relative  to their  private  market  value  ("PMV").  PMV is the  value  that  the  Portfolio's
                    Sub-advisor believes informed investors would be willing to pay for a company.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Natural  Resources:  seeks  long-term  capital growth  primarily  through the common stocks of companies  that own or develop  natural  resources  (such as energy  products, precious  metals and forest  products)  and other basic  commodities.  The  Portfolio  normally invests  primarily (at least 80% of its total assets) in the common stocks of natural  resource
      SECTOR        companies whose earnings and tangible  assets could benefit from  accelerating  inflation.  The      T. Rowe Price
                    Portfolio looks for companies that have the ability to expand production,  to maintain superior     Associates, Inc.
                    exploration  programs  and  production   facilities,   and  the  potential  to  accumulate  new
                    resources.  At least 50% of Portfolio assets will be invested in U.S. securities,  up to 50% of total assets also may be invested in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alliance  Growth:  seeks long-term  capital growth.  The Portfolio  invests at least 80% of its total assets in the equity  securities of a limited  number of large,  carefully  selected, high-quality  U.S.  companies  that are judged  likely to  achieve  superior  earnings  growth.
 LARGE CAP GROWTH   Normally,  about 40-60  companies will be  represented in the Portfolio,  with the 25 companies     Alliance Capital
                    most  highly  regarded  by  the  Sub-advisor  usually  constituting  approximately  70%  of the     Management, L.P.
                    Portfolio's  net assets.  An emphasis is placed on identifying  companies  whose  substantially above average prospective earnings growth is not fully reflected in current market valuations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST MFS  Growth:  seeks  long-term  capital  growth  and future  income.  Under  normal  market conditions,  the  Portfolio  invests  at least 80% of its total  assets  in common  stocks  and related securities,  such as preferred stocks,  convertible securities and depositary receipts,
                    of companies that the  Sub-advisor  believes offer better than average  prospects for long-term     Massachusetts
                    growth.  The Sub-advisor seeks to purchase  securities of companies that it considers  well-run    Financial Services
                    and  poised  for  growth.  The  Portfolio  may  invest up to 35% of its net  assets in  foreign         Company
                    securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST Marsico  Capital  Growth:  seeks capital  growth.  Income  realization is not an investment objective  and  any  income  realized  on  the  Portfolio's  investments,  therefore,  will  be incidental to the Portfolio's  objective.  The Portfolio will pursue its objective by investing primarily in common stocks of larger,  more  established  companies.  In selecting  investments for the Portfolio,  the Sub-advisor uses an approach that combines "top down" economic analysis with "bottom up" stock selection.  The "top down" approach identifies  sectors,  industries and
                    companies that should benefit from the trends the  Sub-advisor  has observed.  The  Sub-advisor     Marsico Capital
                    then looks for individual  companies with earnings growth  potential that may not be recognized     Management, LLC
                    by the market at large, a "bottom up" stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Goldman Sachs Concentrated  Growth (f/k/a AST JanCap Growth):  seeks growth of capital in a
                    manner  consistent  with  the  preservation  of  capital.   Realization  of  income  is  not  a
                    significant  investment  consideration and any income realized on the Portfolio's  investments, therefore,  will be  incidental to the  Portfolio's  objective.  The Portfolio  will pursue its
 LARGE CAP GROWTH   objective  by investing  primarily  in equity  securities  of  companies  that the  Sub-advisor   Goldman Sachs Asset
                    believes have  potential to achieve  capital  appreciation  over the  long-term.  The Portfolio        Management
                    seeks to achieve  its  investment  objective  by  investing,  under  normal  circumstances,  in approximately  30 - 45 companies  that are  considered by the  Sub-advisor to be positioned for long-term growth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM  Large-Cap  Growth:  seeks  maximum  growth of capital by  investing  primarily in the growth stocks of larger  companies.  The Portfolio  pursues its objective,  under normal market conditions,  by primarily  investing at least 80% of its total assets in the equity  securities
 LARGE CAP GROWTH   of large-sized  companies  included in the Russell 1000(R)Growth Index. The Sub-advisor  employs      Deutsche Asset
                    an  investment   strategy   designed  to  maintain  a  portfolio  of  equity  securities  which     Management, Inc.
                    approximates  the market risk of those stocks  included in the Russell 1000(R)Growth Index,  but which attempts to outperform the Russell 1000(R)Growth Index through active stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM Large-Cap Value (f/k/a AST Janus Strategic Value):  seeks maximum growth of capital by investing  primarily  in the value  stocks of  larger  companies.  The  Portfolio  pursues  its objective,  under normal market conditions, by primarily investing at least 80% of the value of
                    its assets in the equity  securities  of  large-sized  companies  included in the Russell 1000(R)    Deutsche Asset
  LARGE CAP VALUE   Value Index. The Sub-advisor  employs an investment  strategy  designed to maintain a portfolio     Management, Inc.
                    of equity  securities  which  approximates  the market  risk of those  stocks  included  in the
                    Russell  1000(R)Value Index,  but which  attempts to  outperform  the Russell  1000(R)Value Index through active stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    LARGE CAP       AST Alliance/Bernstein  Growth + Value: seeks capital growth by investing  approximately 50% of
     BLEND          its assets in growth  stocks of large  companies and  approximately  50% of its assets in value stocks of large  companies.  The Portfolio will invest primarily in commons tocks of large U.S.
                    companies  included in the Russell  1000(R)Index (the "Russell  1000(R)").  The Russell 1000(R)is a
                    market  capitalization-weighted  index that measures the  performance of the 1,000 largest U.S.
                    companies.  Normally,  about 60-85  companies will be represented in the Portfolio,  with 25-35 companies  primarily from the Russell 1000(R)Growth Index constituting  approximately 50% of the
                    Portfolio's  net assets and 35-50  companies  primarily  from the  Russell  1000(R)Value  Index      Alliance Capital
                    constituting  the  remainder  of  the  Portfolio's  net  assets.   There  will  be  a  periodic     Management, L.P.
                    rebalancing  of each  segment's  assets  to take  account  of market  fluctuations  in order to maintain the approximately equal allocation.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  LARGE CAP VALUE   AST Sanford  Bernstein Core Value:  seeks  long-term  capital growth by investing  primarily in common stocks.  The  Sub-advisor  expects that the majority of the  Portfolio's  assets will be invested in the common stocks of large  companies  that appear to be  undervalued.  Among other things, the Portfolio seeks to identify compelling buying opportunities  created when companies
                    are undervalued on the basis of investor  reactions to near-term problems or circumstances even    Sanford C. Bernstein
                    though their long-term  prospects  remain sound. The Sub-advisor  seeks to identify  individual        & Co., LLC
                    companies with earnings growth potential that may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   REAL ESTATE      AST Cohen & Steers Realty:  seeks to maximize  total return  through  investment in real estate      Cohen & Steers
     (REIT)         securities.  The  Portfolio  pursues  its  investment  objective  by  investing,  under  normal   Capital Management,
                    circumstances,  at least 80% of its net assets in  securities  of real  estate  issuers.  Under           Inc.
                    normal  circumstances,  the Portfolio will invest substantially all of its assets in the equity securities of real estate companies,  i.e., a company that derives at least 50% of its revenues from the ownership,  construction,  financing, management or sale of real estate or that has at least  50% of its  assets in real  estate.  Real  estate  companies  may  include  real  estate investment trusts or REITs.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MANAGED INDEX     AST Sanford Bernstein Managed Index 500: will invest, under normal circumstances,  at least 80%
                    of its net assets in  securities  included in the Standard & Poor's 500  Composite  Stock Price
                    Index  (the  "S&P(R)500 ").  The  Portfolio  seeks  to  outperform  the S&P 500  through  stock selection  resulting  in  different  weightings  of common  stocks  relative to the index.  The
                    Portfolio will invest  primarily in the common stocks of companies  included in the S&P 500. In seeking  to  outperform  the S&P  500,  the  Sub-advisor  starts  with a  portfolio  of  stocks representative  of the holdings of the index.  It then uses a set of  fundamental  quantitative criteria  that are designed to indicate  whether a particular  stock will  predictably  perform better or worse than the S&P 500. Based on these criteria,  the Sub-advisor  determines whether
                    the  Portfolio  should  over-weight,  under-weight  or hold a  neutral  position  in the  stock   Sanford C. Bernstein
                    relative  to the  proportion  of the S&P 500  that  the  stock  represents.  In  addition,  the        & Co., LLC
                    Sub-advisor  also  may  determine  that  based on the  quantitative  criteria,  certain  equity securities that are not included in the S&P 500 should be held by the Portfolio.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST American  Century Income & Growth:  seeks capital growth with current income as a secondary objective.  The Portfolio  invests  primarily in common stocks that offer potential for capital
      GROWTH        growth,  and may,  consistent  with its  investment  objective,  invest  in stocks  that  offer     American Century
       AND          potential for current income.  The  Sub-advisor  utilizes a quantitative  management  technique        Investment
      INCOME        with a goal of building an equity  portfolio  that  provides  better  returns  than the S&P 500     Management, Inc.
                    Index without taking on significant  additional risk and while  attempting to create a dividend yield that will be greater than the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alliance Growth and Income:  seeks long-term  growth of capital and income while attempting to avoid excessive  fluctuations in market value. The Portfolio  normally will invest in common
      GROWTH        stocks  (and  securities   convertible  into  common  stocks).  The  Sub-advisor  will  take  a
       AND          value-oriented  approach,  in that it will  try to keep  the  Portfolio's  assets  invested  in     Alliance Capital
      INCOME        securities that are selling at reasonable  valuations in relation to their fundamental business     Management, L.P.
                    prospects.  The  stocks  that the  Portfolio  will  normally  invest in are  those of  seasoned companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Growth with  Income:  seeks long term growth of capital  with a secondary  objective to seek  reasonable  current  income.  Under normal market  conditions,  the Portfolio  invests at least 65% of its net assets in common stocks and related securities,  such as preferred stocks,
      GROWTH        convertible  securities  and  depositary  receipts.  The stocks in which the Portfolio  invests      Massachusetts
       AND          generally  will pay  dividends.  While the Portfolio  may invest in companies of any size,  the    Financial Services
      INCOME        Portfolio  generally  focuses  on  companies  with  larger  market   capitalizations  that  the         Company
                    Sub-advisor  believes have  sustainable  growth  prospects and attractive  valuations  based on current and  expected  earnings  or cash flow.  The  Portfolio  may invest up to 20% of its net assets in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  EQUITY INCOME     AST INVESCO Capital Income (f/k/a AST INVESCO Equity Income):  seeks capital growth and current   INVESCO Funds Group,
                    income  while  following  sound  investment  practices.  The  Portfolio  seeks to  achieve  its         Inc.
                    objective by investing in  securities  that are expected to produce  relatively  high levels of income and consistent,  stable returns.  The Portfolio normally will invest at least 65% of its assets in  dividend-paying  common and preferred stocks of domestic and foreign issuers.  Up to
                    30% of the  Portfolio's  assets may be  invested in equity  securities  that do not pay regular dividends.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
     BALANCED       AST DeAM Global  Allocation:  seeks a high level of total  return by  investing  primarily in a diversified  portfolio  of  mutual  funds.  The  Portfolio  seeks  to  achieve  its  investment objective  by  investing  in  several  other  AST  Portfolios  ("Underlying  Portfolios").  The
                    Portfolio intends its strategy of investing in combinations of Underlying  Portfolios to result in  investment  diversification  that an  investor  could  otherwise  achieve  only by  holding
                    numerous  investments.  The  Portfolio  is  expected  to be  invested  in  at  least  six  such     Deutsche Asset
                    Underlying  Portfolios at any time. It is expected that the  investment  objectives of such AST     Management, Inc.
                    Portfolios will be diversified.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST  American  Century  Strategic  Balanced:  seeks  capital  growth and  current  income.  The
                    Sub-advisor  intends  to  maintain  approximately  60%  of the  Portfolio's  assets  in  equity
                    securities and the remainder in bonds and other fixed income  securities.  Both the Portfolio's     American Century
     BALANCED       equity and fixed  income  investments  will  fluctuate  in value.  The equity  securities  will        Investment
                    fluctuate  depending on the  performance of the companies that issued them,  general market and     Management, Inc.
                    economic  conditions,  and investor  confidence.  The fixed income investments will be affected primarily by rising or falling interest rates and the credit quality of the issuers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Asset Allocation:  seeks a high level of total return by investing  primarily in a  diversified  portfolio  of fixed income and equity  securities.  The  Portfolio  normally invests  approximately  60% of its total  assets in equity  securities  and 40% in fixed income
ASSET ALLOCA-TION   securities.  The Sub-advisor  concentrates common stock investments in larger, more established      T. Rowe Price
                    companies,  but the  Portfolio may include small and  medium-sized  companies  with good growth     Associates, Inc.
                    prospects.  The fixed income portion of the Portfolio will be allocated among  investment grade securities, high yield or "junk" bonds, foreign high quality debt securities and cash reserves.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Global  Bond:  seeks to provide  high  current  income and capital  growth by investing  in  high-quality  foreign and U.S.  dollar-denominated  bonds.  The  Portfolio  will invest at least 80% of its total  assets in all types of high  quality  bonds  including  those issued  or  guaranteed  by U.S.  or  foreign  governments  or  their  agencies  and by  foreign authorities,  provinces and  municipalities  as well as investment  grade  corporate  bonds and mortgage and  asset-backed  securities of U.S. and foreign  issuers.  The  Portfolio  generally
   GLOBAL BOND      invests in countries where the combination of fixed-income  returns and currency exchange rates      T. Rowe Price
                    appears attractive,  or, if the currency trend is unfavorable,  where the Sub-advisor  believes   International, Inc.
                    that the currency risk can be minimized  through  hedging.  The Portfolio may also invest up to
                    20% of its assets in the aggregate in below  investment-grade,  high-risk bonds ("junk bonds").
                    In addition,  the  Portfolio may invest up to 30% of its assets in  mortgage-backed  (including derivatives,  such as collateralized mortgage obligations and stripped mortgage securities) and asset-backed securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 HIGH YIELD BOND    AST Federated  High Yield:  seeks high current  income by investing  primarily in a diversified portfolio of fixed income  securities.  The Portfolio will invest at least 80% of its assets in fixed  income  securities  rated BBB and below.  These  fixed  income  securities  may  include
                    preferred  stocks,   convertible  securities,   bonds,   debentures,   notes,  equipment  lease
                    certificates  and equipment trust  certificates.  A fund that invests  primarily in lower-rated
                    fixed  income  securities  will be subject to greater risk and share price  fluctuation  than a     Federated Investment
                    typical  fixed income fund,  and may be subject to an amount of risk that is  comparable  to or        Counseling
                    greater than many equity funds.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST Lord Abbett  Bond-Debenture:  seeks high  current  income and the  opportunity  for capital  Lord, Abbett & Co. LLC appreciation  to produce a high total  return.  To pursue its  objective,  the  Portfolio  will invest,  under  normal  circumstances,  at least 80% of the value of its assets in fixed income securities and normally  invests  primarily in high yield and investment grade debt securities, securities  convertible  in common stock and  preferred  stocks.  The  Portfolio  may find good value in high yield  securities,  sometimes  called  "lower-rated  bonds" or "junk  bonds," and frequently  may have more than half of its assets  invested in those  securities.  At least 20%
                    of the  Portfolio's  assets  must be  invested  in any  combination  of  investment  grade debt securities,  U.S.  Government  securities  and cash  equivalents.  The  Portfolio may also make significant  investments  in  mortgage-backed  securities.  Although the  Portfolio  expects to maintain  a  weighted  average  maturity  in the  range of five to twelve  years,  there are no restrictions  on the overall  Portfolio or on individual  securities.  The Portfolio may invest up to 20% of its net assets in equity securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM Bond:  seeks a high level of income,  consistent  with the  preservation  of  capital.
                    Under  normal  circumstances,  the  Portfolio  invests  at least  80% of its  total  assets  in
                    intermediate-term  U.S.  Treasury,   corporate,   mortgage-backed  and  asset-backed,   taxable
       BOND         municipal and tax-exempt  municipal bonds. The Portfolio  invests primarily in investment grade      Deutsche Asset
                    fixed  income  securities  rated  within  the  top  three  rating  categories  of a  nationally     Management, Inc.
                    recognized  rating  organization.  Fixed  income  securities  may be issued by U.S. and foreign corporations or entities including banks and various government entities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST PIMCO Total Return Bond:  seeks to maximize total return  consistent  with  preservation of capital  and  prudent  investment  management.  The  Portfolio  will  invest  in a  diversified
       BOND         portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of    Pacific Investment
                    the  Portfolio  generally  will  vary  within a three-  to  six-year  time  frame  based on the  Management Company LLC
                    Sub-advisor's forecast for interest rates.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST PIMCO Limited  Maturity Bond: seeks to maximize total return  consistent with  preservation of capital  and prudent  investment  management.  The  Portfolio  will invest in a  diversified portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of
                    the  Portfolio  generally  will  vary  within  a one- to  three-year  time  frame  based on the    Pacific Investment
                    Sub-advisor's forecast for interest rates.                                                       Management Company LLC
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   MONEY MARKET     AST Money  Market:  seeks high  current  income and  maintain  high  levels of  liquidity.  The
                    Portfolio  attempts to  accomplish  its  objective by  maintaining  a  dollar-weighted  average
                    maturity  of not  more  than 90 days  and by  investing  in  securities  which  have  effective      Wells Capital
                    maturities of not more than 397 days.                                                               Management, Inc.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 EMERGING MARKETS   Montgomery  Variable Series - Emerging  Markets:  seeks long-term capital  appreciation,  under
                    normal  conditions  by investing at least 80% of its total assets in stocks of companies of any   Gartmore Global Asset
                    size based in the world's developing  economies.  Under normal market  conditions,  investments        Management
                    are  maintained  in at least six countries at all times and no more than 35% of total assets in  Trust/Gartmore Global
                    any single one of them.                                                                                 Partners
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    Rydex Variable Trust - Nova: seeks to provide  investment results that match the performance of a specific  benchmark  on a daily  basis.  The  Portfolio's  current  benchmark  is 150% of the performance  of the S&P 500(R)Index  (the  "underlying  index").  If the  Portfolio  meets  its objective,  the value of the Portfolio's  shares will tend to increase on a daily basis by 150%
    STRATEGIC OR     of the value of any increase in the underlying  index.  When the value of the underlying  index
     TACTICAL       declines,  the value of the Portfolio's shares should also decrease on a daily basis by 150% of
   ALLOCA-TION      the value of any decrease in the underlying  index (e.g., if the underlying  index goes down by    Rydex Global Advisors
                    5%,  the  value  of the  Portfolio's  shares  should  go down by 7.5% on that  day).  Unlike  a  (f/k/a PADCO Advisors
                    traditional  index  fund,  as its  primary  investment  strategy,  the  Portfolio  invests to a        II, Inc.)
                    significant  extent in leveraged  instruments,  such as swap agreements,  futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Rydex Variable Trust - Ursa: seeks to provide investment results that will inversely  correlate  Rydex Global Advisors to the performance of the S&P 500(R)Index (the "underlying  index").  If the Portfolio meets its objective,  the value of the  Portfolio's  shares will tend to increase  during  times when the value  of the  underlying  index is  decreasing.  When the  value  of the  underlying  index is increasing,  however,  the value of the Portfolio's  shares should decrease on a daily basis by
    STRATEGIC OR    an inversely  proportionate  amount (e.g., if the underlying  index goes up by 5%, the value of
     TACTICAL       the  Portfolio's  shares should go down by 5% on that day).  Unlike a  traditional  index fund,
   ALLOCA-TION      the Portfolio's  benchmark is to perform exactly  opposite the underlying  index,  and the Ursa    Rydex Global Advisors
                    Fund will not own the securities  included in the  underlying  index.  Instead,  as its primary  (f/k/a PADCO Advisors
                    investment  strategy,  the  Portfolio  invests  to a  significant  extent  in  short  sales  of        II, Inc.)
                    securities or futures  contracts and in options on  securities,  futures  contracts,  and stock indices.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Rydex Variable Trust - OTC: seeks to provide  investment results that correspond to a benchmark for  over-the-counter  securities.  The Portfolio's  current benchmark is the NASDAQ 100 Index(R)
                    (the "underlying  index").  If the Portfolio meets its objective,  the value of the Portfolio's shares  should  increase  on a daily  basis by the amount of any  increase  in the value of the
   STRATEGIC OR     underlying index.  However,  when the value of the underlying index declines,  the value of the  Rydex Global Advisors
     TACTICAL       Portfolio's  shares  should also  decrease  on a daily  basis by the amount of the  decrease in  (f/k/a PADCO Advisors
   ALLOCA-TION      value of the underlying  index.  The Portfolio  invests  principally in securities of companies        II, Inc.)
                    included in the underlying  index. It also may invest in other  instruments  whose  performance is  expected  to  correspond  to that of the  underlying  index,  and may engage in futures and options transactions and enter into swap agreements.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO Variable  Investment  Funds - Dynamics:  seek long-term  capital growth.  The Portfolio invests at least 65% of its assets in common  stocks of mid-sized  companies.  INVESCO  defines mid-sized  companies as companies  that are included in the Russell  Midcap Growth Index at the time of purchase,  or if not  included in that Index,  have market  capitalizations  of between
                    $2.5 billion and $15 billion at the time of purchase.  The core of the Portfolio's  investments   INVESCO Funds Group,
  MID-CAP EQUITY    are in securities of established  companies that are leaders in attractive  growth markets with           Inc.
                    a history of strong  returns.  The  remainder  of the  Portfolio is invested in  securities  of companies  that show  accelerating  growth,  driven by product  cycles,  favorable  industry or sector  conditions,  and other  factors  that  INVESCO  believes  will  lead to rapid  sales or earnings growth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO Variable  Investment Funds - Technology:  seeks capital growth.  The Portfolio normally   INVESCO Funds Group,
                    invests  80% of its net assets in the  equity  securities  and  equity-related  instruments  of          Inc.
                    companies  engaged in  technology-related  industries.  These include,  but are not limited to, various applied technologies, hardware, software, semiconductors,  telecommunications equipment and services and service-related  companies in information  technology.  Many of these products and services are subject to rapid obsolescence,  which may lower market value of the securities of the  companies  in this  sector.  At any given time,  20% of the  Portfolio's  assets is not required to be invested in the sector.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds - Health  Sciences:  seeks capital  growth.  The Portfolio   INVESCO Funds Group,
                    normally  invests at least 80% of its net assets in the equity  securities  and  equity-related           Inc.
                    instruments of companies that develop,  produce or distribute  products or services  related to health care. These companies  include,  but are not limited to, medical  equipment or supplies, pharmaceuticals,  biotechnology and healthcare  providers and service  companies.  At any given time, 20% of the Portfolio's assets is not required to be invested in the sector.
------------------- ------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO Variable  Investment Funds - Financial  Services:  seeks capital growth.  The Portfolio   INVESCO Funds Group,
                    normally  invests at least 80% of its net assets in the equity  securities  and  equity-related          Inc.
                    instruments of companies  involved in the financial  services sector.  These companies include, but are not  limited  to,  banks  (regional  and  money-centers),  insurance  companies  (life,
                    property  and  casualty,  and  multiline),   investment  and  miscellaneous  industries  (asset
                    managers,  brokerage  firms,  and  government-sponsored  agencies)  and  suppliers to financial services  companies.  At any given time,  20% of the  Portfolio's  assets is not required to be invested in the sector.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds -  Telecommunications:  seeks  capital  growth and current   INVESCO Funds Group,
                    income.  The  Portfolio  normally  invests 80% of its net assets in the equity  securities  and          Inc.
                    equity-related  instruments  of  companies  engaged in the  design,  development,  manufacture, distribution,  or sale of  communications  services  and  equipment,  and  companies  that  are involved in supplying equipment or services to such companies.  The  telecommunications  sector
                    includes,   but  is  not  limited  to,  companies  that  offer  telephone  services,   wireless
                    communications,  satellite communications,  television and movie programming,  broadcasting and
                    Internet access. Many of these products and services are subject to rapid  obsolescence,  which may lower the market value of the  securities  of the  companies  in this sector.  At any given time, 20% of the Portfolio's assets is not required to be invested in the sector.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  GLOBAL EQUITY     Evergreen VA Global Leaders:  seeks to provide  investors with long-term  capital  growth.  The
                    Portfolio  normally  invests as least 65% of its assets in a diversified  portfolio of U.S. and
                    non-U.S.   equity  securities  of  companies  located  in  the  world's  major   industrialized
                    countries.  The Portfolio  will invest in no less than three  countries,  which may include the
                    U.S.,  but may invest more than 25% of its assets in one country.  The  Portfolio  invests only   Evergreen Investment
                    in the best 100  companies,  which are  selected by the  Portfolio's  manager  based on as high   Management Company,
                    return on equity,  consistent  earnings growth,  established  market presence and industries or           LLC
                    sectors with significant growth prospects.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
 SMALL CAP EQUITY   Evergreen VA Special Equity:  seeks capital  growth.  The Portfolio  normally  invests at least   Evergreen Investment
                    80% of its assets in common  stocks of small  U.S.  companies  (i.e.,  companies  whose  market capitalizations  fall within the range of the Russell  2000(R)Index,  at the time of  purchase).
                    The remaining 20% of the  Portfolio's  assets may be represented by cash or invested in various   Evergreen Investment
                    cash  equivalents.  The Portfolio's  manager selects stocks of companies which it believes have   Management Company,
                    the potential for accelerated growth in earnings and price.                                               LLC
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP EQUITY    Evergreen VA Omega:  seeks long-term capital growth.  The Portfolio invests primarily in common stocks and  securities  convertible  into  common  stocks of U.S.  companies  across all market
                    capitalizations.  The  Portfolio's  managers  employ  a  growth  style  of  equity  management.   Evergreen Investment
                    "Growth" stocks are stocks of companies that the Portfolio's  managers believe have anticipated   Management Company,
                    earnings ranging from steady to accelerated growth.                                                       LLC
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
INTER-NATIONAL      ProFund  VP  Europe  30:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
  EQUITY            correspond to the daily  performance of the ProFunds  Europe 30 Index.  The ProFunds  Europe 30
                    Index,  created by ProFund  Advisors,  is composed of 30 companies whose principal  offices are located  in Europe  and whose  securities  are  traded on U.S.  exchanges  or on the  NASDAQ as depositary  receipts or ordinary  shares.  The  component  companies in the ProFunds  Europe 30
                    Index are  determined  annually  based upon their U.S.  dollar-traded  volume.  Their  relative weights are determined based on a modified market capitalization method.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
THE PROFUND VP PORTFOLIOS  DESCRIBED  BELOW ARE AVAILABLE AS  SUB-ACCOUNTS  TO ALL ANNUITY  OWNERS.  EACH  PORTFOLIO  PURSUES AN INVESTMENT
STRATEGY THAT SEEKS TO PROVIDE DAILY  INVESTMENT  RESULTS,  BEFORE FEES AND EXPENSES,  THAT MATCH A WIDELY  FOLLOWED  INDEX,  INCREASE BY A
SPECIFIED FACTOR RELATIVE TO THE INDEX,  MATCH THE INVERSE OF THE INDEX OR THE INVERSE OF THE INDEX MULTIPLIED BY A SPECIFIED  FACTOR.  THE
INVESTMENT  STRATEGY OF SOME OF THE PORTFOLIOS MAY MAGNIFY (BOTH POSITIVELY AND NEGATIVELY) THE DAILY INVESTMENT  RESULTS OF THE APPLICABLE
INDEX.  IT IS RECOMMENDED  THAT ONLY THOSE ANNUITY OWNERS WHO ENGAGE A FINANCIAL  ADVISOR TO ALLOCATE THEIR ACCOUNT VALUE USING A STRATEGIC
OR TACTICAL  ASSET  ALLOCATION  STRATEGY  INVEST IN THESE  PORTFOLIOS.  WE HAVE  ARRANGED THE  PORTFOLIOS  BASED ON THE INDEX ON WHICH IT'S
INVESTMENT STRATEGY IS BASED.
--------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The S&P 500 Index(R)is a widely used measure of large-cap  U.S. stock market  performance.  It includes a  representative  sample of leading companies in leading  industries.  Companies  are selected for inclusion in the Index by Standard & Poor's(R)for being U.S.  companies  with adequate liquidity, appropriate market capitalization financial viability and public float.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
     S&P 500        ProFund VP Bear: seeks daily investment results,  before fees and expenses,  that correspond to   ProFund Advisors LLC
                    the inverse  (opposite) of the daily  performance of the S&P 500(R)Index.  If ProFund VP Bear is successful in meeting its objective,  its net asset value should gain  approximately  the same, on a  percentage  basis,  as any  decrease  in the S&P 500(R)Index when the Index  declines on a given  day.  Conversely,  its  net  asset  value  should  lose  approximately  the  same,  on a percentage basis, as any increase in the Index when the Index rises on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP UltraBull (f/k/a ProFund VP Bull Plus): seeks daily investment results,  before fees and expenses,  that correspond to twice (200%) the daily  performance of the S&P 500(R)Index. If the ProFund VP UltraBull is  successful  in meeting its  objective,  its net asset value should gain  approximately  twice as much, on a percentage basis, as the S&P 500(R)Index when the Index
     S&P 500        rises on a given day.  Conversely,  its net asset  value  should  lose  approximately  twice as   ProFund Advisors LLC
                    much,  on a percentage  basis,  as the Index when the Index  declines on a given day.  Prior to
                    May 1, 2003,  ProFund VP UltraBull was named "ProFund VP Bull Plus" and sought daily investment results that corresponded to one and one-half times the daily performance of the S&P 500(R)Index
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The NASDAQ-100 Index(R)is a market capitalization  weighted index that includes 100 of the largest domestic and international  non-financial companies listed on The NASDAQ Stock Market.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund VP OTC: seeks daily investment  results,  before fees and expenses,  that correspond to   ProFund Advisors LLC
                    the daily  performance  of the NASDAQ-100  Index(R).  "OTC" in the name of ProFund VP OTC reflers to  securities  that do not  trade on a U.S.  securities  exchange,  as  registered  under  the
                    Securities Exchange Act of 1934.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund VP UltraOTC:  seeks daily investment results, before fees and expenses, that correspond   ProFund Advisors LLC
                    to twice  (200%) the daily  performance  of the NASDAQ- 100  Index(R).  If ProFund VP  UltraOTC is
                    successful in meeting its  objective,  its net asset value should gain  approximately  twice as much,  on a percentage  basis,  as the  NASDAQ-100  Index(R)when the Index rises on a given day.
                    Conversely,  its net asset  value  should lose  approximately  twice as much,  on a  percentage basis,  as the Index when the Index  declines  on a given day.  "OTC" in the name of ProFund VP
                    UltraOTC refers to securities that do not trade on a U.S.  securities  exchange,  as registered under the Securities Exchange Act of 1934.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

--------------------- ------------------------------------------------------------------------------------------------ ---------------------
       STYLE/                                         INVESTMENT OBJECTIVES/POLICIES                                        PORTFOLIO
        TYPE                                                                                                                 ADVISOR/
                                                                                                                           SUB-ADVISOR
--------------------- ------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The Russell 2000 Index(R)measures the performance of the 2,000 small companies in the Russell 3000 Index(R)representing  approximately 8% of the total market  capitalization  of the Russell 3000 Index(R),  which in turn  represents  approximately  98% of the investable  U.S. equity market.
--------------------------------------------------------------------------------------------------------------------------------------------
--------------------- ------------------------------------------------------------------------------------------------ ---------------------
    RUSSELL 2000      ProFund VP  UltraSmall-Cap:  seeks daily  investment  results,  before fees and expenses,  that  ProFund Advisors LLC correspond  to twice (200%) the daily  performance  of the Russell  2000(R)Index.  If ProFund VP
                      UltraSmall-Cap  is  successful  in meeting  its  objective,  its net asset  value  should  gain approximately  twice as much, on a percentage  basis, as the Russell 2000 Index(R)when the Index rises on a given day.  Conversely,  its net asset  value  should  lose  approximately  twice as much, on a percentage basis, as the Index when the Index declines on a given day.
--------------------- ------------------------------------------------------------------------------------------------ ---------------------
                      ------------------------------------------------------------------------------------------------ ---------------------
                      The  Prudential  Series  Fund,  Inc.  - SP  Jennison  International  Growth:  seeks to  provide
                      long-term   growth  of  capital.   The   Portfolio   pursues  its  objective  by  investing  in
                      equity-related  securities of foreign  issuers that the  Sub-advisor  believes will increase in value over a period of years.  The  Portfolio  invests  primarily  in the common stock of large and  medium-sized  foreign  companies.  Under normal  circumstances,  the Portfolio  invests at
     INTER-           least 65% of its total  assets in common  stock of foreign  companies  operating or based in at
  NATIONAL EQUITY     least five different  countries.  The Portfolio  looks  primarily for stocks of companies whose     Prudential
                      earnings are growing at a faster rate than other companies and that have  above-average  growth    Investments LLC/
                      in earnings and cash flow, improving profitability,  strong balance sheets, management strength  Jennison Associates
                      and strong  market  share for its  products.  The  Portfolio  also tries to buy such  stocks at          LLC
                      attractive prices in relation to their growth prospects.
--------------------- ------------------------------------------------------------------------------------------------ ---------------------

"Standard & Poor's(R),"  "S&P(R)," "S&P 500(R),"  "Standard & Poor's 500," and "500" are  trademarks  of the  McGraw-Hill
Companies,  Inc.  and have been  licensed  for use by  American  Skandia  Investment  Services,  Incorporated.  The
Portfolio  is not  sponsored,  endorsed,  sold or  promoted  by  Standard & Poor's and  Standard & Poor's  makes no representation regarding the advisability of investing in the Portfolio.

Dow Jones has no  relationship  to the ProFunds VP,  other than the  licensing of the Dow Jones sector  indices and its service marks for use in connection  with the ProFunds VP. The ProFunds VP are not sponsored,  endorsed,  sold, or promoted by Standard & Poor's or NASDAQ,  and  neither  Standard & Poor's nor NASDAQ  makes any  representations regarding the advisability of investing in the ProFunds VP.

FIXED ALLOCATIONS

-------------------------------------------------------------------------------------------------------------------
The Policy  offered  pursuant to this  Prospectus  includes  Fixed  Allocations.  These Fixed  Allocations  are not
registered as a security with the  Securities  and Exchange  Commission  under either the Securities Act of 1933 or the Investment  Company Act of 1940. The Fixed  Allocations  are not subject to these Acts.  Information  about the
Fixed  Allocations is included in this  Prospectus to help you understand the features of the Policy.  The staff of the  Securities  and Exchange  Commission  has not reviewed  this  information.  However,  the  information  may be subject  to certain  generally  applicable  provisions  of the  Federal  securities  laws  regarding  accuracy  and completeness. The assets supporting Fixed Allocations are held in American Skandia's general account.
-------------------------------------------------------------------------------------------------------------------

How does American  Skandia  determine the interest  rate for Fixed  Allocations?  We determine the interest rate we credit to Fixed  Allocations  based on our  assessment  of the  earnings  we expect to achieve  when  investing  to support these obligations,  our costs,  competition,  profit targets and other factors.  We have sole discretion to determine the rates.  However, the interest rate will never be less than 3.0% per year, compounded yearly.

What charges apply to the Fixed  Allocations?  No specific fees or expenses are deducted when  determining the rate we credit to a Fixed  Allocation.  However,  for some of the same reasons that we deduct the  mortality and expense risk charge and the  administration  charge against Account Value allocated to the Sub-accounts,  we also take into consideration  mortality,  expense,  administration,  profit and other factors in determining the interest rates we credit to Fixed  Allocations.  Any  contingent  deferred  sales  charge  applies to amounts that are taken from the variable investment options or the Fixed Allocations.

ACCOUNT VALUE AND CASH VALUE

What is the Account  Value?  The Account Value is the value of a Policy  before any  deduction  for any  contingent deferred  sales charge and any Debt. It is the total of the Account  Value  allocated to each  Sub-account  and any
Fixed  Allocations  plus any Account  Value in the Loan  Account.  You may allocate  Account  Value to the variable investment options,  each of which is a Sub-account of the Separate Account,  or to Fixed Allocations.  Any portion of the Account Value maintained in the Loan Account serves as collateral for outstanding Policy loans.

How do we determine the Account Value?

Variable  Investment  Options:  On each  Valuation  Date, the Account Value in any variable  investment  option you
-----------------------------
utilize  equals  the  number of Units of the  Sub-account  you own  multiplied  by the  current  Unit Price for the
Sub-account.  When you  allocate  all or a portion of the  Premium  to an  investment  option or when you  transfer
Account Value into a variable  investment  option,  Units are purchased using the then current Unit Price. When you take all or a portion of a  distribution  or benefit  from a variable  investment  option or you  transfer  Account
Value  from a  variable  investment  option,  Units are sold at the then  current  Unit Price in order to fund that distribution, benefit or transfer.

Fixed  Allocations:  We  credit  a fixed  rate of  interest  to Fixed  Allocations.  From  time to time we  declare
------------------
interest  rates  applicable  to new  Fixed  Allocations.  Any  change  in  interest  rate  does  not  affect  Fixed
Allocations  that were in effect  before  the date of the  change.  If you make a Fixed  Allocation,  we credit the rate then in effect to that Fixed Allocation  until the next Policy  Anniversary.  Once that Policy  Anniversary is reached,  we credit,  for the next Policy Year,  the then current rate  applicable to new Fixed  Allocations.  This applies to all your Fixed  Allocations then in effect.  During each subsequent  Policy Year, the rate we credit for that Policy Year is the one then in effect for new Fixed Allocations.

Loan  Account:  As of the date of this  Prospectus,  we  currently  credit  interest  to Account  Value in the Loan
-------------
Account at the rate of 6.0% per year,  compounded  yearly.  However,  to the extent permitted by law, we retain the right to credit less, but never less than 5.5% per year, compounded yearly.

What is the Cash Value?  The Cash Value is the total  Account  Value less any  contingent  deferred  sales  charge, unpaid charges and any Debt.

Do I have to  maintain a minimum  Cash  Value?  There must  always be enough  Cash  Value so that,  on any  Monthly
Processing  Date,  the Cash Value is sufficient to pay for the charges then due. If the Cash Value is  insufficient to pay for the charges,  we send you a notice giving you a 61-day "grace period" to send us a required  amount.  If the Cash Value at the end of the grace  period,  after  deduction for all  previously  unpaid  charges,  is zero or less,  the Policy ends without  value,  unless you are eligible for the  guaranteed  continuation  provision.  This provision is discussed in the section "Keeping the Policy In Force".

CASH VALUE CREDITS

What are Cash Value  Credits?  Cash Value  Credits are amounts we credit to your  Account  Value based on growth in your  Policy's  Cash  Value.  We  determine  if your  Policy is  eligible  for a Cash Value  Credit on each  Policy
Anniversary.  If your Policy  qualifies to receive Cash Value  Credits,  we will credit 0.50% of your Policy's Cash
Value to your  Account  Value on the  applicable  Policy  Anniversary.  Your  Policy's  eligibility  for Cash Value
Credit may change from year to year.

How  does my  Policy  qualify  for Cash  Value  Credits?  To  qualify  for  Cash  Value  Credits  as of any  Policy
Anniversary,  the Cash Value of your Policy must equal or exceed 200% (2X) of the  Premiums you have paid as of the
Policy  Anniversary  date you  qualify.  Whether  your Cash  Value  meets or  exceeds  the  trigger  depends on the investment performance of the investment options,  partial withdrawals,  Debt and whether you pay back any loans or loan interest.  Please note,  even if your Account Value is greater than the Cash Value  trigger,  you may not have reached  the  trigger  amount,  since  the Cash  Value  may be less than the  Account  Value due to the  contingent deferred sales charge and any Debt.

Who pays for the Cash Value  Credits,  and how are they paid?  We pay for any Cash Value Credits out of our general account.  Cash Value Credits  primarily  reflect our return of a portion of the fixed annual charges we deduct from the  Separate  Account on a daily basis for all Policy  Owners.  For  Policies  that  qualify to receive Cash Value
Credits, the Credits are provided as an alternative to lowering the fixed annual charges.

We allocate any Cash Value Credits due on the  applicable  Policy  Anniversary to the variable  investment  options and Fixed  Allocations in which you currently  maintain  Account Value. We make the  allocations  pro-rata based on the  Account  Value  in the  variable  investment  options  and any  Fixed  Allocations  on the  applicable  Policy
Anniversary.  No allocation is made to the Loan Account.  Cash Value Credits cannot be used to repay Debt.

TRANSFERS AND ALLOCATION SERVICES

May I transfer  Account Value  between  investment  options?  You may transfer  Account  Value  between  investment options,  but there are limits,  as well as potential  charges,  which are discussed  earlier in the question "What are the  transaction  costs and when are they  deducted?"  We permit the agent of record to make  transfers on your behalf unless you give us other instructions.

Are there any limits on  transfers?  No  transfers  are  permitted  when the Policy is in its  "grace  period."  In order to maintain Account Value in an investment  option after  transferring a portion of your Account Value out of that  investment  option,  we reserve the right to require  that there be at least $500 in such  investment  option after the transfer.  If, as a result of the transfer,  there would be less than $500 in an  investment  option,  we reserve the right to transfer  the  remaining  Account  Value pro rata to the  investment  option(s)  that you were transferring  to. We retain the right to impose a limit of 20 free transfers per Policy Year,  including  transfers involving Fixed  Allocations.  Unless such a limit is in effect,  there is no limit on the number of transfers that only involve  variable  investment  options,  or the number of transfers from variable  investment  options to make
Fixed  Allocations.  However,  we do limit each transfer from Fixed Allocations that are to be effective on any day other than a Policy  Anniversary  to the greater of 25% of the Account Value in your Fixed  Allocations  or $1,000.
If you make such a transfer  from your Fixed  Allocations,  you cannot make another such  transfer  until either 90 days has passed or the next  Policy  Anniversary  occurs.  We also  retain the right to refuse or limit  transfers, either for one Owner or a group of Owners, if we believe there may be adverse consequences for other Owners.

We  reserve  the right to refuse  transfers,  either for one Owner or a group of Owners,  if we believe  that:  (a)
excessive  trading or a specific  transfer request or group of transfer  requests may have a detrimental  effect on
Unit Prices or the share prices of the  Portfolios;  or (b) we are informed by one or more of the  Portfolios  that the purchase or  redemption of shares is to be restricted  because of excessive  trading or a specific  transfer or group of  transfers is deemed to have a  detrimental  effect on the share  prices of affected  Portfolios.  Without limiting  the above,  the most likely  scenario  where  either of the above  could occur would be if the  aggregate amount  of a trade or trades  represented  a  relatively  large  proportion  of the  total  assets of a  particular
Portfolio.  Under such a circumstance, we will process transfers according to our rules then in effect.

What are allocation  services?  Allocation services are programs that automatically  transfer Account Value between investment  options.  We may waive or reduce the  minimum  amounts  required  for  transfers  noted above when your
Policy is  participating  in certain  allocation  programs,  including,  but not  limited  to,  static  rebalancing programs.  However,  any limitations on transfers from Fixed Allocations also apply if any allocation  services are being utilized.

Does American  Skandia  support  allocation  services?  We support  dollar cost  averaging and static  rebalancing.
Dollar cost averaging allows you to  systematically  transfer an amount  periodically from one investment option to one or more  other  investment  options.  With  static  rebalancing,  you  choose  allocation  percentages  for the
Sub-accounts  into  which  you  allocate  Account  Value.  However,  over  time  the  performance  of the  variable investment options will differ,  causing your percentage  allocations to shift.  Periodically,  we will "rebalance"
your  allocations  by  transferring   the  appropriate   amount  from  the   "overweighted"   Sub-accounts  to  the
"underweighted"  Sub-accounts  to return your  allocations  to the  percentages  you request.  We do not  currently charge for  supporting  dollar  cost  averaging  or static  rebalancing.  However,  we only  offer to support  such allocation  programs  according  to our rules.  While we are offering to support  these  programs as of the date of this Prospectus, we do not guarantee to support these programs at all times.

We may also provide  administrative  support for various  allocation  programs  that may be made  available by your investment  professional.  These may include  various  asset  allocation  programs.  We only offer to support  such programs  according to our rules.  These rules may include,  but are not limited to, receipt of your  authorization
In Writing  permitting a investment  professional to make transfers between  investment  options on your behalf, or to enroll your Policy in one of the  allocation  programs for which we provide  administrative  support.  We permit the agent of record to make transfers on your behalf unless you give us other instructions.

Any  investment  professional  you  authorize  may or may not be  appointed  by us as our  agent  for  the  sale of
Policies.  However,  we do not  engage  any agent of record or any third  parties  to offer  investment  allocation services  of any  type,  so that  persons  or firms  offering  such  services  do so  independent  from any  agency relationship  they  may  have  with us for the  sale of  Policies.  We  therefore  take no  responsibility  for the investment  allocations  and transfers  transacted  on your behalf by such third  parties,  in accordance  with any allocation  programs  employed by such third  parties or any  investment  allocation  recommendations  made by such third  parties.  While we offer  support for a number of these  programs as of the date of this  Prospectus,  we do not support all such  programs and do not  guarantee  to always  continue  support for those  programs we currently support or may  support in the  future.  We do not  charge you for the  administrative  support we provide to these third parties.

LOANS

When can I take a loan?  We offer  loans  using your  Account  Value as  collateral.  Where  permitted  by law,  we reserve  the right to limit the number of loans in each  Policy  Year.  The  Insured  must be alive when you take a loan (if there are two  Insureds,  at least one must be alive when a loan is taken).  Subject to our rules,  on the
Policy Date we will establish a loan equal to the  outstanding  indebtedness  on previous life insurance  exchanged for a Policy.

Is a loan tax-free?  We do not treat loans as a distribution  and therefore do not report any taxable income unless we  believe  your  Policy  should be  treated  as a MEC.  The  actual  treatment  of the loan  will  depend on your particular circumstances.

How much is  available  for a loan?  The maximum  amount  available  as a loan is equal to 90% of your current Cash
Value.  The minimum amount you may borrow is $1,000.

What  happens to the  Account  Value if I take a loan?  When you take a loan,  we transfer  Account  Value equal to the amount of the loan into the Loan  Account.  Account  Value in the Loan  Account is  maintained  in our  general account.  Unless you give us different  instructions,  we move Account Value from the variable  investment  options and the Fixed  Allocations in the same proportion as your Account Value in the investment  options on the Valuation
Date we move such Account Value.

The impact of a loan on your Account  Value may be positive or negative.  At the time a loan is taken,  there is no impact.  However,  if the interest  rate  credited to Account  Value in the Loan Account is greater than what would be earned in the investment  options,  the loan will have a positive  impact on your Account Value. If the interest rate  credited to Account  Value in the Loan Account is less than what would be earned in the  investment  options, the loan will have a negative  impact on your Account Value.  Because a loan can impact the Account  Value,  it may also have an impact on the Minimum Required Death Benefit and, possibly, the Death Benefit.

What is the  interest  rate  charged  on  loans?  We  charge  interest  on any loan at the  rate of 6.0% per  year, compounded  yearly,  in arrears.  Each Policy  Anniversary  that the loan is not repaid,  we add an amount equal to any unpaid interest to your Debt.

Does Account  Value in the Loan Account earn  interest?  We credit  interest to Account  Value in the Loan Account.
We currently credit interest at the rate of 6.0% per year,  compounded  yearly,  to the Account Value maintained in the Loan Account.  We may change this rate, but it will not be less than 5.5% per year, compounded yearly.

Once a loan is taken,  does  American  Skandia ever  require more  collateral  in the Loan  Account?  Yes. The Loan
Account  acts as  collateral  for any loans from us. We monitor the Debt and the Account  Value in the Loan Account to ensure that they are equal to each other.  Therefore,  on each Policy  Anniversary  we equalize the Debt and the
Account Value in the Loan Account.  If the Debt is larger due to  outstanding  loan interest,  we transfer  Account
Value equal to the difference pro-rata from the investment options and add it to the Loan Account.

We also match up the Debt and the Loan  Account  when you repay any portion of the Debt.  If the  Account  Value in the Loan Account then exceeds the Debt,  we transfer the excess  pro-rata to the  investment  options which you are utilizing  at that  time.  Any amount  then  allocated  to the fixed  option  will be  treated as a separate  Fixed
Allocation.

Am I required to repay my loan?  What  happens at the  Insured's  death if I have not repaid the loan?  You are not required to repay the loan while the Insured is alive,  except if you request  reinstatement  if the Policy lapses.
If there is any  outstanding  Debt when Death Proceeds are due, we subtract the Debt from the Death Benefit as part of the calculation of the Death Proceeds.

What  happens  if I repay  any  portion  of the  loan?  The  amount of Debt is  reduced  by the  amount of any loan repayment.  Loan  repayments  reduce the amount of principal and loan interest  proportionately  based on the ratio between  principal and loan interest as of the Valuation Date the loan  repayment is applied.  We allocate any loan repayment to the variable  investment  and fixed options  pro-rata  based on the Account  Value in each  investment option as of the Valuation  Period we receive your loan  repayment.  Any amount then  allocated to the fixed option will be treated as a separate Fixed Allocation.

May I borrow from the Policy to make  Premium  payments?  No. We will not accept  instructions  to borrow from your
Policy and use the loan to make Premium payments.

If I have an  outstanding  loan and send in money,  do you use it to repay the loan or do you consider it a Premium payment?  We treat such funds as Premium or loan  repayment in  accordance  with your  instructions,  to the extent such  instructions  comply with  limitations  such as the then applicable  maximum  Premium for the Policy.  If you send us funds and do not  specify  whether  the money is to be used as a Premium  or to repay a loan,  we treat the money as a Premium  payment to the extent such amount does not exceed the maximum  Premium  then  allowed.  We will return to you any amount that exceeds the maximum Premium then allowed.

Can I transfer a loan from a prior  policy on an  exchange?  Subject to our rules,  we will  establish  a loan on a
Policy that you  purchase  as part of an  exchange  that is not  subject to current  taxation  in  accordance  with
Section  1035 of the Code.  However,  we will charge the premium tax and DAC tax on the amount of this  "inherited"
loan as if it was received as Premium.  For  purposes of  determining  the  Assessable  Premium,  the amount of the inherited loan will not be treated as an Exempt Premium.

The amount of this  inherited  loan in your  Policy when  established  will be equal to the loan that was in effect before you  surrendered  your prior policy.  As of the Policy Date, your Account Value will reflect any transferred
"Premium"  plus the amount of the inherited  loan.  That portion of your Account Value equal to the inherited  loan amount will be allocated to the Loan Account as collateral  for the loan. By reflecting  the inherited  loan amount in the Account  Value,  the sum of the Specified  Amount and the Account Value  initially  will be more under Death
Benefit Option II than it would be without the loan.  Also,  there will be a corresponding  increase in the Minimum
Required Death Benefit.  In addition,  for purposes of determining  the Guaranteed  Minimum Death Benefit,  we will deem the  "Premium"  to be the  amounts  paid plus the loan  amount as of the Policy  Date.  All  charges  that are calculated as a percentage  of your Account  Value will increase  because the Account Value will reflect the amount of the loan allocated to the Loan Account.

PARTIAL WITHDRAWALS AND SURRENDERS

When can I make a partial  withdrawal?  The  Policy  has a limited  amount of  liquidity  during the first ten (10)
years.  During that period,  you can only make withdrawals  under certain  medically-related  circumstances or from
Premium  amounts made in excess of certain  limits.  You may not make a partial  withdrawal of less than $1,000 and the Cash Value  subsequent to a partial  withdrawal  must be at least $1,000.  We allow partial  withdrawals  while the Insured is alive up to a maximum of 90% of the Cash Value,  subject to the following  limitations  in the first ten (10) Policy years:

We only permit a partial withdrawal if:
|X|   such a  withdrawal  meets the  requirements  for a  medically-related  waiver,  as  described  in the section
                   "Medically- Related Waiver"; or
|X|   the  withdrawal  is of amounts  that  cumulatively  do not exceed the total of any Exempt  Premiums  less the
                   Exempt Premiums previously withdrawn.

When can I  surrender  my Policy?  You can  surrender  your Policy  after the end of the right to cancel  period as long as the  Insured  is  alive.  If you  surrender  your  Policy,  we will  pay you the  Policy's  Cash  Value.  A contingent deferred sales charge may apply.

What happens to the Account Value if I take a partial  withdrawal?  When you take a partial  withdrawal,  we reduce your  Account  Value by an amount  equal to the amount of the  partial  withdrawal.  Unless  you give us  different instructions,  we take Account Value from the variable  investment  options and the Fixed  Allocations  in the same proportion as your Account Value in the investment  options on the Valuation  Date we take such Account  Value.  If you have multiple Fixed  Allocations,  amounts are taken on a "last in, first out" basis.  Any Account Value in the
Loan Account is not available for a partial withdrawal.

Is there a charge for a partial withdrawal?   We charge a $25.00 transaction fee on any partial withdrawal.

Does a partial  withdrawal  affect the Death Benefit?  A partial  withdrawal  will have an immediate  impact on the
Death  Benefit.  A partial  withdrawal  always  reduces the Minimum  Required  Death  Benefit,  because the Minimum
Required  Death  Benefit is based on the Account  Value.  A partial  withdrawal  also results in a reduction to the
Guaranteed  Minimum Death  Benefit.  If you are using Death Benefit Option I, the Basic Death Benefit is reduced by the lesser of: (1) the amount of the partial  withdrawal,  including the amount of the  transaction  fee; or (2) to the extent  required such that,  immediately  after such reduction,  the Specified  Amount equals the higher of the recalculated  Minimum  Required Death Benefit and the  recalculated  Guaranteed  Minimum Death Benefit.  If you are using Death Benefit  Option II, the Specified  Amount is not reduced by a partial  withdrawal,  but the basic Death
Benefit is reduced by the partial withdrawal plus the partial withdrawal transaction fee.

If a partial  withdrawal  occurs on or after Age 100,  it  reduces  the Death  Benefit  by the exact  amount of the partial  withdrawal plus the partial  withdrawal  transaction  fee,  because on or after that Age the Death Benefit equals the Account Value.

MEDICALLY-RELATED WAIVER

What is a  medically-related  waiver?  A  medically-related  waiver is a waiver of the  contingent  deferred  sales charge that would  otherwise  apply to a surrender.  A  medically-related  waiver also is the only context in which we permit a partial  withdrawal in the first ten Policy Years of amounts other than Exempt  Premium.  No contingent
deferred  sales  charge  or  partial  withdrawal   transaction  fee  applies  to  such  a  partial  withdrawal.   A
medically-related waiver is available by rider to the Policy and is currently at no charge to you.

How do I qualify  for a  medically-related  waiver?  We will waive the  contingent  deferred  sales  charge,  where allowed by law, if you provide us with proof  satisfactory  to us In Writing that the Insured  (the last  surviving
Insured if there is more than one Insured) has continuously  been confined to a long term care facility,  such as a nursing  home or a  hospital,  as defined  in the rider,  for at least a  specified  amount of time,  and that such confinement started after the Issue Date.  Other requirements may apply.

Are there any  restrictions  on  medically-related  waivers?  We will only  allow the  medically-related  waiver on amounts up to $500,000.  The $500,000  maximum will apply  regardless of when taken,  on any life insurance  policy or annuity contract issued by American  Skandia where the Insured under this Policy is named as the Insured,  Owner or  Annuitant  under the other policy or  contract.  However,  once we have  approved a  medically-related  waiver, should you  choose to only take a partial  withdrawal,  the waiver  will  apply to any  subsequent  withdrawals  or surrender,  subject to the $500,000  cumulative limit. NOTE: Where allowed by law, Policies issued to an Insured(s)
in a substandard risk class may not be eligible for a medically-related waiver.

What  happens to the  remaining  benefits if American  Skandia  makes such a payment in  connection  with a partial withdrawal?  A partial withdrawal during the first ten Policy Years for which we grant a  medically-related  waiver has the same impact on the remaining  benefits that results from any other partial  withdrawal.  You should consult a tax advisor on the tax consequences of such a payment.

WHO IS AMERICAN SKANDIA?

American Skandia Life Assurance  Corporation  ("American  Skandia") is a stock life insurance  company domiciled in
Connecticut  with  licenses in all 50 states,  the  District of Columbia  and Puerto  Rico.  American  Skandia is a
wholly-owned   subsidiary  of  American  Skandia,   Inc.   ("ASI").   American  Skandia  markets  its  products  to
broker-dealers  and financial  planners  through an internal field marketing  staff. In addition,  American Skandia markets  through and in  conjunction  with financial  institutions  such as banks that are permitted  directly,  or through affiliates, to sell annuities.

American  Skandia is in the business of issuing annuity and life insurance  products.  American  Skandia  currently offers the  following  products:  (a)  flexible  premium  deferred  annuities  and single  premium  fixed  deferred annuities  that are  registered  with the SEC; (b) certain other fixed  deferred  annuities that are not registered with the SEC; (c) both fixed and variable immediate  adjustable  annuities;  and (d) a single premium variable life insurance policy that is registered with the SEC.

On December 20, 2002,  Skandia  Insurance Company Ltd. (publ), an insurance company organized under the laws of the
Kingdom of Sweden  ("Skandia"),  and on that date, the ultimate parent company of American Skandia,  announced that it and Skandia U.S. Inc. had entered into a definitive Stock Purchase  Agreement with Prudential  Financial,  Inc., a New Jersey corporation  ("Prudential  Financial").  Under the terms of the Stock Purchase  Agreement,  Prudential
Financial  will acquire  Skandia U.S.  Inc., a Delaware  corporation,  from Skandia.  Skandia U.S. Inc. is the sole shareholder of ASI, which is the parent company of American  Skandia.  The  transaction is expected to close during the second quarter of 2003.

Prudential  Financial is a New Jersey  insurance  holding company whose  subsidiary  companies serve individual and institutional  customers  worldwide and include The  Prudential  Insurance  Company of America,  one of the largest life  insurance  companies in the U.S.  These  companies  offer a variety of products and services,  including life insurance,  property and casualty insurance,  mutual funds, annuities,  pension and retirement related services and administration,  asset  management,  securities  brokerage,  banking  and trust  services,  real  estate  brokerage franchises, and relocation services.

No company other than American Skandia has any legal  responsibility  to pay amounts that it owes under its annuity and variable life insurance  contracts.  However,  following the closing of the acquisition,  Prudential  Financial will exercise significant influence over the operations and capital structure of American Skandia.

SEPARATE ACCOUNT F
The  benefits  provided by the Policy are our  obligations.  The assets  supporting  our  obligations  equaling the
Account  Value  allocated  to the  variable  investment  options  are held in our  Separate  Account F. We maintain assets in our general  account to support our  obligations:  (1) equal to the Account Value  allocated to the fixed option;  (2) equal to the Account Value in the Loan Account;  (3) for any settlement  option; and (4) for any other obligation we may have in relation to a Policy.

The Separate  Account was established  under the laws of the State of Connecticut.  Assets in the Separate  Account
may support  obligations  created in relation to the Policies  described in this  Prospectus  or other  policies we offer.  We are the legal owner of the assets in the  Separate  Account.  Income,  gains and losses,  whether or not realized,  are  credited or charged to the  Separate  Account  according to the terms of the Policies and any other policies  supported by the assets in the Separate  Account  without regard to our other income,  gains or losses or to the income,  gains or losses in any other of our  separate  accounts.  We will  maintain  assets in the Separate
Account  with a total  market  value at least  equal to the  reserves  and other  liabilities  we must  maintain in relation  to the  life  insurance  policies  supported  by such  assets.  These  assets  may only be  charged  with liabilities that arise from such life insurance policies.

Separate  Account  F is  registered  with the U.S.  Securities  and  Exchange  Commission  (the  "SEC")  under  the
Investment  Company Act of 1940 as a unit investment trust,  which is a type of investment  company.  This does not involve any supervision by the SEC of the investment  policies,  management or practices of the Separate Account or of us.  The Separate Account meets the definition of "separate account" under the federal securities law.

The only Sub-accounts  available to you are those offered in this Prospectus.  These  Sub-accounts are available as investment  options for other  policies we offer.  Sub-accounts  are  permitted to invest in Portfolios we consider suitable.  The  Portfolios  in which the  Sub-accounts  invest are  available  to  Sub-accounts  of other  separate accounts,  including separate accounts we use in relation to a number of variable  annuities.  Separate accounts of other insurers and of various qualified retirement plans may also invest in the Portfolios.

We reserve the right to combine  Separate Account F or a portion thereof with other separate  accounts;  deregister
Separate  Account  F under  the  Investment  Company  Act of  1940;  operate  Separate  Account  F as a  management investment  company under the  Investment  Company Act of 1940 or in any other form  permitted by law; make changes required  by any change in the  Securities  Act of 1933,  the  Securities  Exchange  Act of 1934 or the  Investment
Company Act of 1940;  make  changes  that are  necessary  to maintain the tax status of your Policy under the Code;
and make  changes  required by any change in other  Federal or state laws  relating to life  insurance  policies in general or variable life insurance policies in particular.

We also  reserve  the  right to make  changes  to the  Sub-accounts  available  under the  Policy  as we  determine appropriate.  We may  offer  new  Sub-accounts,  eliminate  Sub-accounts,  or  combine  Sub-accounts  at  our  sole discretion.  We may also close  Sub-accounts  for  Policies  purchased  on or after  specified  dates.  We may also substitute an underlying mutual fund or portfolio of an underlying  mutual fund for another  underlying mutual fund or portfolio of an underlying  mutual fund,  subject to our receipt of any exemptive relief that we are required to obtain under the  Investment  Company Act. We will notify Owners of changes we make to the  Sub-accounts  available under the Policy.

Values and benefits  based on  allocations to the  Sub-accounts  will vary with the  investment  performance of the
Portfolios,  as  applicable.  We do not guarantee the  investment  results of any  Sub-account.  Your Account Value allocated  to the  Sub-accounts  may  increase  or  decrease.  You bear the  entire  investment  risk.  There is no assurance  that the Account  Value of your Policy will equal or be greater than the total of the Premium you submit to us.

THE PORTFOLIOS

Each  underlying  mutual fund is  registered as an open-end  management  investment  company  under the  Investment
Company Act.  Shares of the  underlying  mutual fund  portfolios  are sold to separate  accounts of life  insurance companies  offering  variable  annuity and variable life insurance  products.  The shares may also be sold directly to qualified pension and retirement plans.

VOTING RIGHTS
You have  voting  rights in  relation  to Account  Value  maintained  in the  Sub-accounts.  You do not have voting rights in relation to Account  Value  maintained  in any Fixed  Allocations,  in the Loan Account or in relation to fixed payments under a settlement option.

We will vote shares of the Portfolios in which the  Sub-accounts  invest in the manner  directed by Owners,  unless we, in our sole  discretion,  determine  that we are required by law or regulation to vote  otherwise.  Owners have voting rights equal to the number of shares represented by the Sub-account Units attributable to their Policy.

We will vote the shares  attributable  to assets  held in the  Sub-accounts  solely for us rather than on behalf of
Owners,  or any share as to which we have not  received  instructions,  in the same  manner and  proportion  as the shares  for which we have  received  instructions.  We will do so  separately  for each  Sub-account  from  various classes that may invest in the same underlying mutual fund portfolio.

The number of votes for a Portfolio  will be determined  as of the record date for such  Portfolio as chosen by its board of trustees or board of directors,  as  applicable.  We will furnish  Owners with proper forms and proxies to enable them to instruct us how to vote.

You may  instruct  us how to vote on the  following  matters:  (a)  changes  to the board of  trustees  or board of directors,  as  applicable;  (b) changing the  independent  accountant;  (c) approval of changes to the  investment advisory  agreement  or  adoption  of a new  investment  advisory  agreement;  (d) any  change  in the  fundamental investment policy; and (e) any other matter requiring a vote of the shareholders.

With respect to approval of changes to the investment  advisory  agreement,  approval of a new investment  advisory agreement or any change in fundamental  investment policy,  only Owners maintaining  Account Value as of the record date in a Sub-account  investing in the applicable  Portfolio will instruct us how to vote on the matter,  pursuant to the requirements of Rule 18f-2 under the Investment Company Act of 1940.

American  Skandia Trust (the "Trust") has obtained an exemption from the Securities  and Exchange  Commission  that permits its investment adviser, American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of Trustees of the Trust, to change  sub-advisors  for a Portfolio and to enter into new  sub-advisory agreements,  without  obtaining  shareholder  approval  of  the  changes.  This  exemption  (which  is  similar  to exemptions  granted to other investment  companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient  supervision and management of the  sub-advisors  by ASISI and the Trustees.  The Trust is required,  under the terms of the exemption,  to provide  certain  information to  shareholders  following these types of changes.  Other  underlying  mutual funds available as variable  investment  options under this Policy are seeking or may have obtained similar exemptions from the Securities and Exchange Commission.

RESOLVING MATERIAL CONFLICTS
The  Portfolios  may be  available  to  registered  separate  accounts  offering  either or both  life and  annuity contracts  of  insurance  companies  not  affiliated  with us. We also may offer  life  insurance  policies  and/or annuity  contracts  that offer  different  variable  investment  options from those offered under this Policy,  but which invest in the same  Portfolios.  It is possible that  differences  might arise between our Separate Account F and one or more  accounts  of other  insurance  companies  which  offer a Portfolio  as a  Sub-account.  It is also possible  that  differences  might arise between a  Sub-account  offered under this Policy and variable  investment options  offered  under  different  life  insurance  policies or  annuities  we offer,  even though such  different variable  investment  options  invest in the same  Portfolio.  In some cases,  it is possible that the  differences could be considered  "material  conflicts."  Such a "material  conflict" could also arise due to changes in the law
(such as state  insurance law or Federal tax law) which affect  either these  different  life and annuity  separate accounts or differing  life  insurance  policies and  annuities.  It could also arise by reason of  differences  in voting  instructions  of  persons  with  voting  rights  under our  policies  and/or  annuities  and those of other companies,  persons with voting rights under  annuities and those with rights under life policies,  or persons with voting  rights  under one of our life  policies or annuities  with those under other life  policies or annuities we offer.  It could also arise for other  reasons.  We will  monitor  events so we can identify how to respond to such conflicts.  If such a conflict  occurs,  we will take the  necessary  action to protect  persons with voting rights under our life  policies or  annuities  vis-a-vis  those with rights under life  policies or  annuities  offered by other insurance  companies.  We will also take the necessary  action to treat equitably  persons with voting rights under this Policy and any persons with voting rights under any other life policy or annuity we offer.

SERVICE FEES PAYABLE TO AMERICAN SKANDIA
American  Skandia or our affiliates  have entered into  agreements  with the  investment  adviser or distributor of many of the underlying Portfolios.  Under the terms of these agreements,  American Skandia provides  administrative and support  services to the  Portfolios  for which a fee is paid that is generally  based on a  percentage  of the average  assets  allocated  to the  Portfolios  under the Policy.  Any fees  payable  will be  consistent  with the services  rendered or the expected cost savings  resulting from the arrangement.  These agreements may be different for each underlying mutual fund whose portfolios are offered as Sub-accounts.

                                           DISTRIBUTION OF THIS OFFERING

American Skandia  Marketing,  Incorporated  ("ASM"), a wholly-owned  subsidiary of American Skandia,  Inc., acts as the  principal  underwriter  of the  Policies.  ASM was  incorporated  under the laws of the State of  Delaware  on
September 8, 1987.  ASM's principal  business  address is One Corporate  Drive,  Shelton,  Connecticut  06484.  ASM
acts as the  distributor  of a number of annuity and life  insurance  products we offer and both  American  Skandia
Trust and American  Skandia Advisor Funds,  Inc., a family of retail mutual funds.  ASM also acts as an introducing broker-dealer  through which it receives a portion of brokerage  commissions in connection with purchases and sales of  securities  held by portfolios of American  Skandia  Trust which are offered as underlying  investment  options under the Policy.  ASM is a  broker-dealer  registered with the SEC under the 1934 Act and a member of the National
Association of Securities Dealers, Inc. ("NASD").

ASM will enter into  distribution  agreements  with certain  broker-dealers  registered  under the  Securities  and
Exchange  Act of 1934 or with  entities  which  may  otherwise  offer  the  Policies  that  are  exempt  from  such registration.  In  addition,  ASM may offer  Policies  directly to  potential  purchasers.  Generally,  the maximum initial  commission  to be paid on premiums  received is 7.0%.  However,  we may pay higher  amounts  under certain situations.  In  addition,  a portion  of  compensation  may be paid from time to time based on all or a portion of either the Account  Value or the Cash Value.  We reserve the right to base  commissions  from  time-to-time  on the investment  options  chosen by  Owners,  including  investment  options  that may be  deemed  our  "affiliates"  or
"affiliates" of ASM under the Investment Company Act of 1940.

We may pay an on-going  service fee in  relation to  providing  certain  statistical  information  upon  request by
Owners  about the  investment  options and the  Portfolios.  We may make the fee  payable to the service  providers based on either  the  Account  Value or Cash  Value of  Policies.  Under  most  circumstances,  we will  engage the broker-dealer  of record for your  Policy,  or the entity of record if such  entity  could offer  Policies  without registration as a broker-dealer (i.e. certain banks), to be your resource for the statistical  information,  and to be available  upon your request to both provide and explain such  information to you. The  broker-dealer  of record or the entity of record is the firm which sold you the Policy,  unless  later  changed.  Some portion of the fee we pay for this service may be payable to your representative.

We may structure  on-going sales  compensation  and the on-going  service fees such that no fee is payable based on the value in Fixed  Allocations.  If that were to occur,  it is  possible  that  your  representative  may  receive on-going service fee compensation, but only in relation to value maintained in variable investment options.

From time to time,  as  permitted  by law, we may promote the sale of our  products  such as the  Policies  offered pursuant to this Prospectus  through  programs of non-cash rewards to registered  representatives  of participating broker-dealers.  We may withdraw or alter such promotions at any time.

To the extent permitted,  we may advertise certain information  regarding the performance of the investment options that does not take into  consideration the effect of the deductions for taxes, the cost of insurance  charges,  the sales  charge or the  contingent  deferred  sales  charge.  This  performance  information  may help you review the performance  of the  investment  options  and  provide a basis  for  comparison  between  the  Policy's  investment options.  This  information  may be less useful when comparing the  performance of the investment  options with the performance  of investment  options  provided in other  variable life policies  because each plan of life insurance will have its own applicable  charges.  This  information  is even less useful in comparing  performance to that of any savings or investment vehicle, rather than variable life insurance.

Performance  information  on the  Sub-accounts  is based on past  performance  only and is no  indication of future performance.  Actual  performance  will  depend  on the  type,  quality  and,  for  some of the  Sub-accounts,  the maturities of the  investments  held by the Portfolios and upon  prevailing  market  conditions and the response of the  Portfolios  to such  conditions.  Actual  performance  will also  depend on  changes  in the  expenses  of the
Portfolios.  Such  changes  are  reflected,  in turn,  in the  Sub-accounts  which  invest in such  Portfolios.  In addition,  the charges  deducted from your Account Value and those assessed  against each  Sub-account  will affect performance.

Certain of the Portfolios  existed prior to the inception of the  Sub-accounts  available under the Policy.  To the extent  permitted by applicable law,  performance  quoted in advertising  regarding such  Sub-accounts may indicate periods  during which the  Portfolios  have been in existence but prior to the inception of the  Sub-account(s)  or the initial offering of the Policies.  Such performance is considered  hypothetical  historical performance because the  Sub-accounts  did not exist during the period the  performance  was  achieved.  Such  hypothetical  historical performance  is  calculated  using the same  assumptions  employed  in  calculating  historical  performance  since inception  of the  Sub-accounts.  Any such  historical  performance  will be based on  assumptions.  These  include assumptions  regarding:  (a) the Age, tobacco usage class, risk class and gender,  where applicable,  of an Insured or Insureds;  (b) the amount and timing of Premium  payments,  the Specified  Amount,  the Death Benefit Option and
the Policy Date; and (c) assumptions  about a lack of transfers,  loans, loan repayments and withdrawals as well as no changes to the Specified Amount and Death Benefit Option during the period for which performance is quoted.

American  Skandia Life Assurance  Corporation  may advertise its rankings  and/or ratings by independent  financial ratings  services.  Such rankings may help you in  evaluating  our ability to meet our  obligations  in relation to
Fixed  Allocations,  pay Death Proceeds,  make payments under any settlement options or administer  Policies.  Such rankings  and  ratings  do not  reflect  or relate  to the  performance  of  Separate  Account F or the  underlying
Portfolios.

                                                TAX CONSIDERATIONS

The  following is a brief  summary of certain  Federal tax laws as they are  currently  interpreted.  No one can be certain that the laws or  interpretations  will remain unchanged or that agencies or courts will always agree as to how the tax law or  regulations  are to be  interpreted.  This  discussion  is not intended as tax advice.  You may wish to consult a professional tax advisor for tax advice as to your particular situation.

What are the taxes  associated  with the Policy?  The following are some brief summary  answers to questions  about
Federal  income  taxes.  Federal  and state tax laws,  as well as the  interpretations  of those laws,  change.  In addition,  we do not know your  particular  circumstances,  which is one of a number of reasons  why we cannot give you tax advice.  You should consult a professional tax advisor for tax advice for your particular situation.

Will my Beneficiary pay taxes on the Death Proceeds?  Under most  circumstances,  the Beneficiary  does not pay any income tax on the Death Proceeds.

Is gain in the Policy taxed every year?  Generally,  any gain in the Policy is not taxed  currently.  However,  the treatment of gain when a MEC is assigned is discussed below.

How are amounts that I receive  before the  Insured's  death taxed?  If your Policy is not being  treated as a MEC, amounts you receive as a partial  withdrawal  or if you  surrender the Policy are deemed for income tax purposes to come first from your basis in the Policy.  That means you may  withdraw  your basis  before you are  considered  to have  withdrawn  any gain.  Any gain  withdrawn is taxed as ordinary  income.  Under most  circumstances,  taking a loan does not result in any income tax consequences.

Under  what  circumstances  might the  Policy or any  amounts  taken out be  treated  differently  for  income  tax purposes?  The tax treatment of any life insurance policy and any  distribution  while the Insured is alive will be different  if the  policy is  deemed:  (1) not to qualify  as life  insurance  under the Code;  or (2) to be a MEC.
The  Code  defines  life  insurance  in such a way as to limit  the  amount  of  money  that can be put into a life insurance  policy and  receive  the tax  preferences  provided  for life  insurance.  We expect to  administer  the
Policies such that the death  benefits will always  receive the treatment  accorded life  insurance  death benefits under the Code.  However,  the Code has a second,  more  restrictive  limit as to how much money may be contributed if the taxpayer is to receive all the tax benefits for life  insurance  policies  under the Code,  such as tax-free loans and  "first-in/first-out"  treatment of distributions.  If the amount contributed  violates this second, more restrictive  limit,  the Policy will be treated as a MEC and will not receive many of the tax  preferences  of life insurance  policies.  This second limit,  sometimes known as the "7-pay test", is defined as paying more during the first  seven  years of a policy  than the  amount  that  would be paid if the  policy  provided  for paid up future benefits after seven level annual premiums.  Any changes to a Policy which is considered,  for tax purposes,  to be a "material  change,"  including,  but not limited  to, a reduction  in the Death  Benefit at any time as may occur after a  partial  surrender,  or a change  in the  Specified  Amount,  require  us to test  the  Policy  again  for compliance with the 7-pay test based on the changes to the Policy.

How is a "MEC"  treated  differently  from other life  insurance  policies?  Some of the key ways in which a MEC is treated  differently  from other life  insurance  policies  are:  (a) amounts you receive as a partial  withdrawal, loan,  or if you  surrender  the Policy are deemed for income tax  purposes to come first from any gain at the time of the transaction  ("last in/first out"  treatment);  (b)  distributions of gain before the taxpayer's age 59 1/2are subject to a 10% penalty unless an exception  applies;  and (c) assignments or pledges as collateral for a loan are deemed a  distribution.  Gain  subsequent to an assignment or pledge will be reported as if it is distributed  each year.  However, death benefits paid from a MEC are treated the same as from other life insurance policies.

Our Taxation:  We are taxed as a life insurance company under Part I, subchapter L, of the Code.

Treatment as "life  insurance":  The Policy was designed to qualify as a life  insurance  contract  under the Code.
All terms and  provisions  of the Policy shall be construed in a manner which is  consistent  with that design.  In order to qualify as a life  insurance  contract for federal  income tax  purposes and to receive the tax  treatment normally accorded life insurance under federal tax law, a policy must satisfy certain  requirements  established by the Code.  We believe the Policy  satisfies the  applicable  requirements.  If we determine  that a Policy does not satisfy  the  applicable  requirements,  we may take  appropriate  action to conform  the Policy to the  applicable requirements  which  could  include  the return of a portion  of your  premium  and the  earnings  thereon  and the imposition of higher cost of insurance  charges in the future.  This action may require making  certain  changes to your Policy.  We will notify you before making any such changes.

As life  insurance,  under most  circumstances,  the  Beneficiary  does not pay any Federal income tax on the Death
Proceeds.  As a non-MEC,  under most  circumstances:  (a) any gain in the  Policy is not taxed  currently;  and (b)
any amounts you receive as a partial  withdrawal  or if you surrender the Policy are deemed for income tax purposes to come first from your basis in the  Policy,  with any gain  withdrawn  taxed as ordinary  income;  and (c) if you assign or pledge any portion of the Policy, the transaction is not treated as a distribution subject to taxation.

Treatment  as a "modified  endowment  contract":  The tax  treatment of the Policy and any  distribution  while the
Insured is alive  will be  different  if the  Policy is deemed to be a MEC.  Some of the key ways in which a MEC is treated  differently  from non-MEC life  insurance  Policies are: (a) amounts you receive as a partial  withdrawal, loan,  or if you  surrender  the Policy are deemed for income tax  purposes to come first from any gain at the time of the  transaction;  (b)  distributions  of gain before the taxpayer  attains age 59 1/2are subject to a 10% penalty unless an  exception  applies;  and (c)  assignments  or  pledges  as  collateral  for a loan are  deemed a taxable distribution to the extent of any gain.

Exchanges:  Section 1035 of the Code permits  certain income  tax-free  exchanges of life insurance  policies.  You must comply with various  requirements  for such exchanges to be treated as tax-free,  which  include,  but are not limited to: (a) the need for the insured to be the same  individual or  individuals  before and after the exchange;
(b) the need for the  owner(s) to be the same before and after the  exchange;  and (c) the need to have the Debt on a Policy as of the date all  premium  is  received  equal to any  outstanding  indebtedness  on the life  insurance exchanged for the Policy.

There is no guidance  from the Internal  Revenue  Service as to whether a partial  exchange  from a life  insurance contract is  eligible  for  non-recognition  treatment  under  Section  1035 of the Code.  In  addition,  please be cautioned  that no specific  guidance has been  provided as to the impact of such a  transaction  for the remaining life insurance policy,  particularly as to the subsequent  methods to be used to test for compliance under the Code for both the definition of life insurance and the definition of a modified endowment contract.

Transfers  between  investment  options:  Transfers  between  investment  options are not subject to taxation.  The
Treasury  Department may promulgate  guidelines under which a variable life insurance policy will not be treated as life  insurance  for tax purposes if persons with  ownership  rights have  excessive  control over the  investments underlying  such a policy.  Such  guidelines may or may not address the number of investment  options or the number of  transfers  between  investment  options  offered.  It  is  not  known  whether  such  guidelines,  if  in  fact promulgated,  would have  retroactive  effect.  It is also not known what effect,  if any, such guidelines may have on transfers  between the investment  options of the Policy offered pursuant to this  Prospectus.  We will take any action,  including  modifications  to your Policy or the  Sub-accounts,  required to comply with such guidelines if promulgated.

Generation  skipping  transfers:  Under  the Code  certain  taxes  may be due when all or part of a life  insurance policy is  transferred  to or a death benefit is paid to an  individual  two or more  generations  younger than the policy holder.  These  generation-skipping  transfers generally include those subject to federal estate or gift tax rules.  There is an  aggregate  $1.1  million  exemption  from tax on all such  transfers.  We may be  required  to determine  whether a transaction  is a direct skip as defined in the Code and the amount of the  resulting  tax. We will  deduct  from your  Policy or from any  applicable  payment  treated as a direct skip any amount of tax we are required to pay.  You should  consult  with  competent  tax counsel for more  information  on  generation  skipping transfers.

Diversification:  Section  817(h) of the Code provides that a variable life insurance  policy,  in order to qualify as life insurance,  must have an "adequately  diversified"  segregated  asset account  (including  investments in a mutual fund by the  segregated  asset  account of  insurance  companies).  The  Treasury  Department's  regulations prescribe the  diversification  requirements for variable life insurance  policy.  We expect the underlying  mutual fund portfolios to comply with the terms of these regulations.

Withholding:  Section  3405  of  the  Code  provides  for  Federal  income  tax  withholding  on the  portion  of a distribution  which is  includible  in the gross income of the  recipient.  Amounts to be withheld  depend upon the nature of the  distribution.  However,  under most  circumstances  a recipient  may elect not to have income  taxes withheld  or have  income  taxes  withheld  at a  different  rate by filing a  completed  election  form with us. A withholding form may be required.

Accelerated  Death  Benefits:  Payments of amounts that otherwise  would be payable to the  Beneficiary as a result of an Insured's  death can qualify for the same tax-free  treatment as death benefits if certain  requirements  are met.  These include  requirements  regarding the terminal  illness of the Insured.  We believe  payments  under the provisions  of the  accelerated  death  benefit  of the  Policy  will  meet  the  requirements  of the Code and the regulations in order to qualify as tax-free payments.

Continuing  the Policy  Beyond the Implied  Maturity  Date: We believe that a Policy will continue to be treated as life  insurance  and, if applicable,  as a MEC, if it remains in force beyond the Policy's  assumed  maturity date.
However,  this tax  treatment is not certain,  so you should  consult your tax advisor  before taking this step. If the Policy is not treated as life insurance  after such date,  gain in the Policy may no longer be taxed  deferred, and all or a portion of the Death Proceeds may be taxable to the Beneficiary.

Survivorship  Policies:  The Code does not directly  address how certain  features of a policy  paying on the death of a  surviving  insured  should be treated.  We believe  such a policy  should be treated as other life  insurance policies,  but there is some  uncertainty  as to whether that is the case.  If the  surviving  Insured is an Owner, the Death  Proceeds  payable as a result of the death of the last  surviving  Insured  generally will be treated as part of the  Owner's  estate for  purposes of the Federal  estate tax. If the  surviving  Insured was not an Owner, the  replacement  cost of the Policy  would be  included in the estate of the Owner upon his or her death and Death
Proceeds  payable as a result of the death of the surviving  Insured are  includible in the person's  estate if the proceeds are payable to or for the benefit of that person's  estate or if the surviving  Insured held  incidents of ownership in the Policy within three years prior to death.

Substandard  Risk Classes:  The Code provides  limited guidance on the proper tax treatment of policies issued on a substandard  basis  (i.e.  those in a  substandard  risk  class).  The Code  limits  the  amount we can  charge for mortality costs and other expenses we use when we calculate  whether your Policy  qualifies as life insurance under the Code. We are required to base our calculations on reasonable  mortality and other charges  reasonably  expected to be  paid.  We  believe  that the  charges  used  for  your  Policy  should  meet  the  current  requirement  for
"reasonableness."  However,  we reserve the right to make changes to the current and guaranteed  mortality  charges and factors used to determine the Minimum  Required  Death Benefit,  if new  regulations or guidance is issued that requires a change to ensure that your Policy  qualifies as life  insurance  under the Code.  This could result in a change in your Death  Benefit  and/or the return of a portion of your  premiums and the earnings  thereon.  We will continue to monitor this situation.

Other  Taxes:  Amounts  received or deemed  received  from a Policy that may be subject to Federal  income tax also may be subject to state  income  taxes.  The fair market  value of a Policy or the Death  Proceeds  may be included under  certain  circumstances  in an estate  for  purposes  of state  inheritance  taxes or Federal  estate  taxes.
Federal estate and gift taxes are integrated for various  purposes.  An unlimited  marital  deduction may apply for purposes of Federal  estate and gift taxes,  which would allow  deferral of taxes until the death of the  surviving spouse.

                                             MISCELLANEOUS PROVISIONS

MATURITY
We currently do not require that the Cash Value of the Policy be paid out as of any  "maturity  date".  There is an assumed  maturity date for purposes of compliance  with various state  insurance  requirements  and for purposes of meeting  certain  tests  under the Code.  Should we come to believe  that the Cash Value must be paid out as of the assumed  maturity date in order to comply with state or Federal  requirements,  then a Policy will mature as of the
Policy  Anniversary  on which the  Insured is Age 100.  If there are two  Insureds,  a Policy  "matures"  as of the
Policy  Anniversary  on which the younger  Insured is Age 100 or would have been Age 100 if the younger  Insured is then  deceased.  If we must  implement  a maturity  date,  we will pay out the Cash Value once the Policy  matures.
The  Policy  will  then end,  and we will not have any more  obligations  under  the  Policy.  Certain  rights  and benefits under the Policy may be restricted after Age 100.

TRANSFERS, ASSIGNMENTS, PLEDGES
Generally,  your rights in a Policy may be transferred,  assigned or pledged at any time.  These  transactions  may be subject to income  taxes and certain  penalty  taxes,  depending  in part on whether your Policy is treated as a
MEC. You may transfer,  assign or pledge your rights to another  person at any time,  prior to the death upon which the Death  Benefit is payable.  You must request a transfer or provide us a copy of the  assignment  In Writing.  A transfer or assignment  is subject to our  acceptance.  We will not be deemed to know of or be obligated  under any assignment  prior to our  receipt  and  acceptance  thereof.  We  assume  no  responsibility  for the  validity  or sufficiency of any assignment.

INCONTESTABILITY
We may not contest the  validity of a Policy  after it has been in effect  during the  Insured's  lifetime  for two years from the Issue Date.  If there are two  Insureds,  this  applies to the  lifetime of either  Insured.  If the
Policy is  reinstated,  to the extent  permitted  by law, we may not contest the  validity of a Policy after it has been in effect for two years from the date of the reinstatement.

SUICIDE
If an Insured  commits  suicide within two years of the Policy Date (or whatever  maximum period is permitted under law) or the date of a  reinstatement  if allowed by law, the Death Benefit will be the greater of: (a) Premium paid less any  outstanding  Debt and any  partial  withdrawals;  or (b) the Cash  Value.  All other  requirements  as to calculation and payment of Death Proceeds will apply.

MISSTATEMENT
We will  adjust  the  amount of the Death  Proceeds  to  conform to the facts if the age or gender of an Insured is incorrectly stated.  We will do so as specified in the Policy and as permitted by law.

BACKDATING
We do not currently permit backdating the Policy Date to a date earlier than the Issue Date.  However, we reserve the right to permit backdating in the future.

PRICING TRANSACTIONS
We "price" charges,  transfers,  distributions  and payments on the date indicated below. If such  transactions are scheduled to occur on other than a Valuation Day, we price such transactions as of the following Valuation Period:

|X|   "Scheduled"  transactions such as monthly  deductions,  transfers and distributions are "priced" according to the next  Unit  Price  computed  after the date such  transactions  are  scheduled  to  occur.  However,  if a transaction is "scheduled"  to occur on a day other than a Valuation Day, such  transaction  will be processed and priced on the next Valuation Day following the scheduled  transaction.  "Scheduled"  transactions include, but are not limited  to, all  charges  deducted on a Monthly  Processing  Date,  equalization  of Debt and the
     Account Value in the Loan Account on a Policy  Anniversary,  transfers  under a dollar cost averaging  program or transfers  previously  scheduled  with us at our Office as part of any  rebalancing,  asset  allocation  or similar program,  or any program of scheduled  distributions.  However,  we price scheduled  periodic payments which you  authorize  to be  transferred  from an account  at another  financial  institution  for  additional
     Premiums or loan  repayments  as  "unscheduled"  transactions,  because we cannot  control the  administrative processing of the other financial institution.

|X|   "Unscheduled"  transactions  such as  transfers,  loans or partial  withdrawals  that are not  subject to the medically-related  waiver  provision are "priced"  according to the next Unit Price  computed after we receive the request for such transactions at our Office.  "Unscheduled"  transfers include any transfers  processed in conjunction  with any market timing  program,  or transfers  not  previously  scheduled  with us at our Office pursuant to any  rebalancing,  asset  allocation  or similar  program  which you employ or you authorize to be employed on your behalf.  "Unscheduled"  transfers  received  pursuant to an  authorization to accept transfer instructions  using  voice or data  transmission  over the phone  are  priced  as of the  Valuation  Period we receive the request at our Office for such  transactions.  We price unscheduled  payments sent to us as of the date we  receive  such  amounts at our  Office.  These  include  additional  Premiums,  loan  repayments,  and payments to keep a Policy in effect during a grace period or a reinstatement payment.

|X|   We price  surrenders,  withdrawals  subject to the  medically-related  waiver  provision,  accelerated  death benefit  payments  and  payment of Death  Proceeds  as of the date we receive at our Office all  materials  we require for such transactions and such materials are satisfactory to us.

DELAYING TRANSACTIONS
We may defer any distribution or transfer from a Fixed  Allocation or any payment under a fixed  settlement  option for a  period  not to  exceed  the  lesser  of six  (6)  months  or the  period  permitted  by law.  If we  defer a distribution  or transfer from any Fixed  Allocation or any payment under a settlement  option for more than thirty days,  or less where  required by law, we pay interest at the minimum rate required by law but not less than 3% per year on the amount  deferred.  We may defer payment of proceeds of any  distribution  from any  Sub-account  or any transfer from a Sub-account  for a period not to exceed seven (7) calendar  days from the date the  transaction  is effected.  This is a delay  in  payment  only,  and is not a delay  in the  pricing  of any  such  distribution  or transfer.  Any  deferral  period  begins  on the date such  distribution  or  transfer  would  otherwise  have been transacted.

All procedures,  including  distributions,  based on the valuation of the  Sub-accounts may be postponed during the period:  (1) the New York Stock  Exchange is closed (other than  customary  holidays or weekends) or trading on the
New York Stock  Exchange is restricted as  determined by the SEC; (2) the SEC permits  postponement  and so orders;
or (3) the SEC  determines  that an emergency  exists  making  valuation or disposal of securities  not  reasonably practical.

REPORTS
We send any  statements  and reports  required by applicable law or regulation to you at your last known address of record.  You should  therefore  give us prompt notice of any address  change.  We reserve the right,  to the extent permitted by law and subject to your consent,  to provide any prospectus,  prospectus  supplements,  confirmations, statements  and  reports  required  by  applicable  law or  regulation  to you  through  our  Internet  Website  at
http://www.americanskandia.com  or  any  other  electronic  means,  including  diskettes  or CD  ROMs.  We  send  a confirmation  statement  to you  each  time an  unscheduled  transaction  is made  affecting  Account  Value.  Such transactions will generally include changes in investment  allocation or transfers among investment options,  loans and loan  repayments,  partial  surrenders  or  withdrawals,  and any  charges  associated  with  such  unscheduled transactions.  We also send  quarterly  statements  detailing the activity  affecting  your Policy during the prior quarter,  including all  scheduled  and  unscheduled  transactions.  To the extent  permitted by law, some types of scheduled  transactions  will only be confirmed on a quarterly  basis.  Such  transactions  will generally  include those  pre-authorized  charges deducted on the Monthly  Processing  Date. You may request  additional  reports.  We reserve the right to charge up to $50 for each such additional report.

You should review the information in these  statements  carefully.  Any errors or corrections on  transactions  for your Policy must be reported to us at our Office as soon as possible to assure  proper  crediting  to your  Policy.
For  transactions  that are confirmed  immediately,  we assume all  transactions  are accurate unless you notify us otherwise  within 30 days from the date you  receive  the  confirmation.  For  transactions  that are first or only confirmed on the quarterly  statement,  we assume all transactions are accurate unless you notify us within 30 days from the date you receive the  quarterly  statement.  We may also send an annual  report and a  semi-annual  report containing  applicable  financial  statements for the Separate  Account and the  Portfolios,  as of December 31 and
June 30, respectively,  to you or, with your prior consent,  make such documents available  electronically  through our Internet Website or other electronic means.

ENTIRE CONTRACT
For any Policy  issued,  the entire  contract  between you and us includes the Policy form and any of the following which may be attached to the Policy:  riders or  endorsements,  the copy of any Application and  endorsements.  All statements  made in any Application are deemed to be  representations  and not warranties.  No statement is used to void a Policy or defend a claim unless it is contained in any Application attached to the Policy.

Only our  President,  one of our Vice  Presidents or our Secretary may change or waive any  provisions of a Policy.
Any change or waiver  must be In  Writing.  To the extent  permitted  by law,  we are not bound by any  promises or representations made by or to any other person.

LEGAL MATTERS
Counsel for American  Skandia Life Assurance  Corporation has passed on the legal matters  relating to the offering of these Policies.

LEGAL PROCEEDINGS
As of the date of this Prospectus,  American  Skandia and its affiliates are not involved in any legal  proceedings outside of the ordinary course of business,  and know of no material  claims.  American  Skandia and its affiliates are involved in pending and threatened legal proceedings in the normal course of its business,  however,  we do not anticipate  that the outcome of any such legal  proceedings  will have a material  adverse  affect on the  Separate
Account,  or American  Skandia's  ability to meet its obligations  under the Policy,  or on the distribution of the
Policy.

INDEPENDENT AUDITORS
The  consolidated  financial  statements of American  Skandia Life  Assurance  Corporation at December 31, 2002 and
2001,  and for each of the three years in the period ended  December  31, 2002,  and the  financial  statements  of
American  Skandia  Life  Assurance  Corporation  Separate  Account F at December 31, 2002 and for each of the three years in the period ended  December 31, 2002,  appearing in this  Prospectus and  Registration  Statement have been audited by Ernst & Young LLP,  independent  auditors,  as set forth in their reports thereon appearing elsewhere in this registration  statement,  and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

ILLUSTRATIONS
It is  impossible  to  illustrate  exactly  how a Policy  will  perform  in the  future.  However,  you may  better understand how a Policy works,  and may be able to better compare a Policy with other life insurance  plans,  using hypothetical  illustrations based on the personal  characteristics of the Insured(s) as well as certain assumptions about  the  future.  The  Company  will  furnish,  upon  request  and at no  charge,  a  personalized  hypothetical illustrations  based on: (a) the Age(s) of the Insured(s);  (b) the tobacco usage class and expected risk class(es)
of the  Insured(s);  (c) the gender of the  Insured(s),  where  permitted;  (d) the Specified  Amount you seek; (e)
which Death  Benefit  Option (I or II) is to apply;  and (f) the amount and timing of  Premiums  you intend to pay.
Where  applicable,  the Company will also furnish upon request an illustration for a Policy that is not affected by the sex of the Insured.

HOW TO CONTACT US
You can contact us by:
|X|   calling 1-888-554-3348.
|X|   writing to us via regular mail at American  Skandia - Variable  Life  Insurance,  P.O. Box 7040,  Bridgeport,
         Connecticut  06601-7040 or for express mail  American  Skandia - Variable  Life  Insurance,  One Corporate
         Drive,  Shelton,  Connecticut  06484.  NOTE:  Failure to send mail to the proper  address  may result in a delay in our receiving and processing your request.
|X|   sending an email to customerservice@skandia.com or visiting our Internet Website at www.americanskandia.com.

We may require that you provide us with proper  identification  before we release  information about your Policy or accept  instructions  received over the phone, the Internet or via any other electronic  means. We may require that you provide  your Social  Security or tax  identification  number.  We also may require you to present the personal identification  number  ("PIN")  we  provide  you  after we  issue a  Policy.  To the  extent  permitted  by law or regulation,  neither we nor any person  authorized  by us will be  responsible  for any claim,  loss,  liability or expense in connection  with a  transaction,  including but not limited to a transfer  between  investment  options, over the phone,  the  Internet  or via any other  electronic  means.  However,  this will only be the case if we or such  authorized  person  acted:  (a) in good  faith  reliance  that you  authorized  the  transaction;  and (b) on reasonable  procedures to identify you or your designee  through a number of  verification  methods.  These methods may include  recording  phone  conversations,  requesting  Social  Security or tax  identification  numbers,  PINs, confirming  electronic  mail  addresses,  or similar  means.  We may be liable for  losses due to  unauthorized  or fraudulent instructions should we not follow such reasonable procedures.

We may require that you submit  forms In Writing for certain  transactions.  We require the written  consent of all
Owners for any transaction for which we require the Owner's written consent.

Transactions  requested  via telephone are  recorded.  To the extent  permitted by law, we will not be  responsible for any claims,  loss,  liability  or expense in  connection  with a  transaction  requested  by telephone or other electronic means if we acted on such transaction  instructions  after following  reasonable  procedures to identify those persons  authorized to perform  transactions  on your Policy using  verification  methods which may include a request for your Social  Security  number,  PIN or other form of  electronic  identification.  We may be liable for losses due to unauthorized or fraudulent instructions if we did not follow such procedures.

American Skandia does not guarantee access to telephonic, facsimile, Internet or any other electronic information or that we will be able to accept transaction instructions via such means at all times.  Regular and/or express mail will be the only means by which we will accept transaction instructions when telephonic, facsimile, Internet or any other electronic means are unavailable or delayed.  American Skandia reserves the right to limit, restrict or terminate telephonic, facsimile, Internet or any other electronic transaction privileges at any time.

                        APPENDIX A - HYPOTHETICAL ILLUSTRATION OF ACCELERATED DEATH BENEFIT

The following are  hypothetical  illustrations  of the impact of payments made to the Insured under the accelerated death benefit provision of the Policy.  The first  hypothetical  illustration  assumes the Insured is a female, age
45 as of the Policy Date.  The second  hypothetical  illustration  assumes the Insured is a male,  age 65 as of the
Policy Date.  The following other assumptions apply to both hypothetical illustrations:

1.    Premiums of  $5,000 per year were paid as of the first day of each Policy Year, and the premium tax charged on each Premium was 1.75%.  DAC tax also was charged in relation to each Premium.

         2.       Each Policy was issued in the no tobacco usage class and preferred risk class.  Cost of insurance rates differ by gender and there is no change to the current cost of insurance rates during the period covered by the example.

         3.       The Death Benefit Option in effect throughout the life of the Policy is Option I.

         4.       The Specified Amount is $100,000 and has remained constant since the Policy Date.

         5.       The provision is exercised as of the day preceding the 10th Policy Anniversary.

         6.       The investment options in which Account Value was allocated have grown on a constant basis since the Policy Date at an annualized rate of 8% per year.

         7.       There have been no loans or loan repayments and no amounts have been withdrawn.

         8.       50% of the maximum available amount is taken pursuant to the accelerated death benefit provision.

9.    The 12-month interest rate discount used in the calculation of the benefit assumes interest at 6% per year, compounded yearly.

                                                                  ------------------------- -------------------------
                                                                       Female Age 45              Male Age 65
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Account Value Before the Accelerated Death Benefit is            $61,182                   $53,829
         Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Cash Value Before the Accelerated Death Benefit is Paid          $60,716                   $53,329
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Maximum Amount Available For a Loan Before the                   $54,644                   $47,996
         Accelerated Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Specified Amount Before the Accelerated Death Benefit            $100,000                  $100,000
         is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Minimum Required Death Benefit Before the Accelerated            $153,210                  $73,248
         Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Guaranteed Minimum Death Benefit Before the                      $58,538                   $52,113
         Accelerated Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Death Benefit Before the Accelerated Death Benefit is            $153,210                  $100,000
         Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Maximum Amount Available as the Accelerated Death                $76,605                   $50,000
         Benefit
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Amount of Accelerated Death Benefit                              $38,302                   $25,000
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Amount Paid as the Accelerated  Death Benefit                    $36,134                   $23,585
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Account Value After the Accelerated Death Benefit is             $45,886                   $40,372
         Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Cash Value After the Accelerated Death Benefit is Paid           $45,537                   $39,997
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Maximum Amount Available For a Loan After the                    $40,983                   $35,997
         Accelerated Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Specified Amount After the Accelerated Death Benefit             $75,000                   $75,000
         is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Minimum Required Death Benefit After the Accelerated             $114,907                  $54,936
         Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Guaranteed Minimum Death Benefit After the Accelerated           $43,903                   $39,085
         Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------

                               APPENDIX B - SALE OF POLICIES TO NEW JERSEY RESIDENTS

-------------------------------------------------------------------------------------------------------------------
The State of New Jersey  requires that certain  provisions of the Policy be modified in accordance  with state law.
Below is a  description  of  certain  policy  provisions  that are  modified  when the Policy is sold to New Jersey residents.
-------------------------------------------------------------------------------------------------------------------

DEFINITIONS
The definition of Cash Value is the Account Value less any contingent deferred sales charge and less any Debt.

KEEPING THE POLICY IN FORCE
The guaranteed continuation provision described in the Prospectus does not apply.

DEATH BENEFITS
The Death Proceeds will include any monthly amount deducted during the period between the date of death and the date Death Proceeds become payable to the Beneficiary.

ACCELERATED DEATH BENEFIT
The Owner may elect to receive the  Accelerated  Death  Benefit if the Insured  became  terminally  ill prior to or after the Issue Date of the Policy or as a result of an  accident  that  occurred  prior to or after the Issue Date of the Policy.

CASH VALUE CREDITS
1.    To qualify for Cash Value Credits as of any Policy  Anniversary,  the Cash Value of your Policy must equal or exceed the Premiums you have paid as of the Policy Anniversary date you qualify plus $50,000.

2.    If you  surrender  your  Policy or the Death  Benefit  becomes  payable  and, on the date that we process the surrender or calculate the Death Proceeds,  your Cash Value equals or exceeds the Cash Value Trigger,  we will add a pro rata  portion of the  amount  that would  have been  payable  as a Cash  Value  Credit  based on the portion of the Policy Year that has elapsed.

For  example,  assume you have made  Premium  payments  equal to $50,000 and your Cash Value is  $110,000.  Further assume  that you decide to  surrender  the Policy in Policy Year 6 when the  Contingent  Deferred  Sales  Charge is equal to 5%. The Cash Value of the Policy  would be $107,500  ($110,000  minus $2,500 for the  Contingent  Deferred
Sales  Charge).  Since the Cash Value of the Policy is greater than Premium plus $50,000,  the Policy would qualify for a pro rata  portion of the Cash Value  Credit.  Assuming  the Policy was  surrendered  exactly in the middle of
Policy Year 6, on surrender  your Cash Value would be increased by the pro rata portion  (1/2) of 0.50%  multiplied by the Cash Value of the Policy.

LOANS
The minimum amount you may borrow from the Policy is $500.00.

MEDICALLY-RELATED WAIVER
The Medically-Related Waiver provision described in the Prospectus does not apply.

APPENDIX A - HYPOTHETICAL ILLUSTRATION OF ACCELERATED DEATH BENEFIT
You may request a personalized illustration showing how exercise of the Accelerated Death Benefit will affect values under your Policy.

WHERE TO OBTAIN ADDITIONAL INFORMATION

A Statement of Additional  Information  is available  from us without  charge upon your  request.  The Statement of
Addition  Information  contains  more  information  about this Policy.  This  Prospectus  and Statement of Addition
Information  are part of the  registration  statement we filed with the SEC  regarding  this  offering.  Additional information on us and this offering is available in those  registration  statements and the exhibits  thereto.  You may obtain  copies of these  materials at the  prescribed  rates from the SEC's Public  Reference  Room,  450 Fifth
Street N.W.,  Washington,  D.C.,  20549-0102.  You may inspect and copy those registration  statements and exhibits thereto at the SEC's  public  reference  facilities  at the above  address,  Room 1024,  and at the SEC's  Regional
Offices,  The Woolworth  Building,  233 Broadway,  New York, NY and 175 W. Jackson  Boulevard,  Suite 900, Chicago,
IL. These  documents,  as well as documents  incorporated by reference,  may also be obtained by calling the SEC at
202-942-8090 or through the SEC's Internet Website  (http://www.sec.gov)  for this  registration  statement as well as for other registrants that file electronically with the SEC.

For a free copy of the Statement of Additional Information, personalized hypothetical illustrations or other inquiries, please contact us at:

AMERICAN SKANDIA - VARIABLE LIFE INSURANCE
P.O. Box 7040
Bridgeport, CT  06601-7040

EXPRESS MAIL:
AMERICAN SKANDIA - VARIABLE LIFE INSURANCE
One Corporate Drive
Shelton, CT  06484

TELEPHONE:
1-888-554-3348

WEBSITE:
www.americanskandia.com
-----------------------

Investment Company Act of 1940 Registration No.:  811-08447

                                                STATEMENT OF ADDITIONAL INFORMATION

The variable  investment options under the Policy are issued by AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION  SEPARATE ACCOUNT F and
AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION.  The variable  investment  options are registered under the Securities Act of 1933 and the Investment  Company Act of 1940. The fixed  investment  options  ("Fixed  Allocations")  under the Policy are issued by AMERICAN
SKANDIA LIFE ASSURANCE  CORPORATION.  The assets  supporting the Fixed Allocations are maintained in AMERICAN SKANDIA LIFE ASSURANCE
CORPORATION's general account.

                                                         TABLE OF CONTENTS

ITEM                                                                                                                   PAGE
----                                                                                                                   ----

---------------------------
TOTAL RETURN..............................................................................................................5
------------

-------------
MODIFICATION..............................................................................................................9
------------
DEFERRAL OF TRANSACTIONS..................................................................................................9
------------------------
ENDING THE OFFER.........................................................................................................10
----------------

APPENDIX F - AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF
  AMERICAN SKANDIA LIFE ASSURANCE CORPORATION............................................................................21
APPENDIX G - FINANCIAL STATEMENTS FOR AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT F.....................50

------------------------------------------------------------------------------------------------------------------------------------
THIS STATEMENT OF ADDITIONAL  INFORMATION IS NOT A PROSPECTUS.  YOU SHOULD READ THIS  INFORMATION  ALONG WITH THE PROSPECTUS FOR THE
POLICY FOR WHICH IT RELATES.  THE PROSPECTUS  CONTAINS  INFORMATION  THAT YOU SHOULD  CONSIDER BEFORE  INVESTING.  FOR A COPY OF THE
PROSPECTUS  SEND A WRITTEN  REQUEST  TO  AMERICAN  SKANDIA -  VARIABLE  LIFE  INSURANCE,  P.O.  BOX  7040,  BRIDGEPORT,  CONNECTICUT
06601-7040, OR CALL1-888-554-3348.
------------------------------------------------------------------------------------------------------------------------------------

Date of Prospectus:  May 1, 2003                                           Date of Statement of Additional Information: May 1, 2003
FPVLI - SAI (05/01/2003)

GENERAL INFORMATION ABOUT AMERICAN SKANDIA

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

American Skandia Life Assurance  Corporation  ("American Skandia",  "we", "our" or "us") is a stock life insurance company domiciled in  Connecticut  with  licenses in all 50 states,  the  District of Columbia  and Puerto Rico.  American  Skandia is a  wholly-owned subsidiary of American  Skandia,  Inc.  ("ASI").  American  Skandia's  principal  business address is One Corporate Drive,  Shelton,
Connecticut 06484.

On December 20, 2002,  Skandia  Insurance  Company Ltd.  (publ),  an insurance  company  organized  under the laws of the Kingdom of
Sweden ("Skandia"),  and on that date, the ultimate parent company of American Skandia,  announced that it and Skandia U.S. Inc. had entered into a  definitive  Stock  Purchase  Agreement  with  Prudential  Financial,  Inc.,  a New Jersey  corporation  ("Prudential
Financial").  Under the terms of the Stock  Purchase  Agreement,  Prudential  Financial  will acquire  Skandia U.S. Inc., a Delaware corporation,  from Skandia.  Skandia U.S. Inc. is the sole  shareholder  of ASI,  which is the parent  company of American  Skandia.
The transaction is expected to close during the second quarter of 2003.

Prudential  Financial is a New Jersey  insurance  holding  company whose  subsidiary  companies serve  individual and  institutional customers  worldwide and include The Prudential  Insurance  Company of America,  one of the largest life insurance  companies in the
U.S. These companies offer a variety of products and services,  including life insurance,  property and casualty  insurance,  mutual funds, annuities,  pension and retirement related services and administration,  asset management,  securities brokerage, banking and trust services, real estate brokerage franchises, and relocation services.

No company other than American Skandia has any legal responsibility to pay amounts that it owes under its annuity and variable life insurance contracts.  However, following the closing of the acquisition, Prudential Financial will exercise significant influence over the operations and capital structure of American Skandia.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT F

American  Skandia Life Assurance  Corporation  Separate  Account F, also referred to as "Separate  Account F", was established by us pursuant to Connecticut  law on October 31, 1996.  Separate  Account F also holds assets of other Policies  issued by us with values and benefits that vary according to the investment  performance  of the underlying  mutual funds or portfolios of underlying  mutual funds offered as  Sub-accounts  of Separate  Account F. The  underlying  mutual funds or  portfolios of underlying  mutual funds are referred to as the Portfolios.  Each Sub-account  invests  exclusively in a Portfolio.  You will find additional  information  about the Portfolios in their respective prospectuses.

Separate Account F is registered with the Securities and Exchange  Commission  ("SEC") under the Investment Company Act of 1940 (the
"Investment  Company  Act") as a unit  investment  trust,  which is a type of  investment  company.  Values  and  benefits  based on allocations to the  Sub-accounts  will vary with the investment  performance of the Portfolios,  as applicable.  We do not guarantee the investment results of any Sub-account.  You bear the entire investment risk.

During  the  accumulation  phase,  we  offer  a  number  of  Sub-accounts.   Certain  Sub-accounts  may  not  be  available  in  all
jurisdictions.  If and when we obtain approval of the applicable  authorities to make such  Sub-accounts  available,  we will notify
Owners of the availability of such Sub-accounts.

A brief summary of the investment  objectives and policies of each Portfolio is found in the Prospectus.  More detailed  information about the  investment  objectives,  policies,  risks,  costs and  management of the  Portfolios  are found in the  prospectuses  and statements of  additional  information  for the  Portfolios.  Also included in such  information  is the  investment  policy of each
Portfolio  regarding the acceptable  ratings by recognized  rating  services for bonds and other debt  obligations.  There can be no guarantee that any Portfolio will meet its investment objectives.

Each  underlying  mutual fund is registered  under the  Investment  Company Act, as amended,  as an open-end  management  investment company.  Each  underlying  mutual  fund  thereof  may or may not be  diversified  as defined in the  Investment  Company  Act.  The trustees or directors,  as applicable,  of an underlying mutual fund may add, eliminate or substitute  portfolios from time to time.
Generally,  each portfolio  issues a separate class of shares.  Shares of the portfolios are available to separate  accounts of life insurance  companies  offering  variable  annuity and  variable  life  insurance  products.  The shares may also be made  available, subject to obtaining all required  regulatory  approvals,  for direct purchase by various pension and retirement  savings plans that qualify for preferential tax treatment under the Internal Revenue Code ("Code").

We may make other  portfolios  available by creating new  Sub-accounts.  Additionally,  new  portfolios may be made available by the creation of new  Sub-accounts  from time to time.  Such a new portfolio may be disclosed in its prospectus.  However,  addition of a portfolio  does not require us to create a new  Sub-account  to invest in that  portfolio.  We may take other actions in relation to the Sub-accounts and/or Separate Account F.

PRINCIPAL UNDERWRITER/DISTRIBUTOR - American Skandia Marketing, Incorporated

American Skandia Marketing,  Incorporated  ("ASM"), a wholly-owned  subsidiary of ASI, is the distributor and principal  underwriter of the  Policy  described  in the  Prospectus  and this  Statement  of  Additional  Information.  American  Skandia  Life  Assurance
Corporation and American Skandia Investment Services,  Incorporated ("ASISI"),  the investment manager of American Skandia Trust and
American  Skandia  Advisor Funds,  Inc., are also  wholly-owned  subsidiaries  of ASI.  American  Skandia  Information  Services and
Technology  Corporation  ("ASIST"),  also a wholly-owned  subsidiary ASI, is a service company that provides systems and information services to American Skandia Life Assurance Corporation and its affiliated companies.

ASM acts as the  distributor  of a number of annuity  and life  insurance  products  we offer and both  American  Skandia  Trust and
American Skandia Advisor Funds,  Inc., a family of retail mutual funds. ASM also acts as an introducing  broker-dealer  through whom it receives a portion of brokerage  commissions in connection  with purchases and sales of securities held by Portfolios of American
Skandia Trust which are offered as Sub-accounts under the Policy.

ASM's principal  business address is One Corporate Drive,  Shelton,  Connecticut  06484. ASM is registered as a broker-dealer  under the Securities and Exchange Act of 1934 ("Exchange  Act") and is a member of the National  Association of Securities  Dealers,  Inc.
("NASD").

The Policy is offered on a continuous  basis.  ASM enters into  distribution  agreements  with  independent  broker-dealers  who are registered  under the Exchange Act and with entities that may offer the Policy but are exempt from  registration.  Applications  for the Policy are solicited by registered  representatives of those firms. Such  representatives  will also be our appointed  insurance agents under state insurance law.  In addition, ASM may offer the Policy directly to potential purchasers.

Compensation  is paid to firms on sales of the  Policy  according  to one or more  schedules.  The  individual  representative  will receive a portion of the  compensation,  depending on the practice of the firm.  Generally,  the maximum  initial  commission  to be paid on premiums received is 7.0%.  Alternative  compensation  schedules are available that provide a lower initial  commission plus ongoing annual  compensation  based on all or a portion of Account Value.  We may also provide  compensation  to firms for providing ongoing service to you in relation to the Policy.  Commissions and other  compensation  paid in relation to the Policy do not result in any additional charge to you or to the Separate Account.

In addition,  firms may receive  separate  compensation  or  reimbursement  for,  among other things,  training of sales  personnel, marketing or other services they provide to us or our affiliates.  We or ASM may enter into  compensation  arrangements with certain firms.  These  arrangements  will not be offered to all firms and the terms of such  arrangements may differ between firms. Any such compensation  will be paid by us or ASM and will not result in any additional  charge to you. To the extent  permitted by NASD rules and other  applicable laws and  regulations,  ASM may pay or allow other  promotional  incentives or payments in the form of cash or other compensation.

ASLAC pays ASM an  underwriting  commission for its role as principal  underwriter/distributor  of all variable  insurance  products issued by ASLAC.  ASM is  responsible  for payment of  commissions to the  broker-dealer  firms who are the ultimate  sellers of the product.  ASM does not retain any  underwriting  commissions.  For the past three years, the aggregate dollar amount of underwriting commissions paid to ASM in its role as principal  underwriter/distributor  has been: 2002: 193,374,436;  2001:  $193,056,109;  2000:
$355,445,427.

Service Fees Payable by Underlying Funds

American  Skandia or our  affiliates  have  entered  into  agreements  with the  investment  adviser or  distributor  of many of the underlying  Portfolios.  Under the terms of these agreements,  American Skandia provides  administrative and support services to the
Portfolios for which a fee is paid that is generally based on a percentage of the average assets  allocated to the Portfolios  under the Policy.  Any fees payable  will be  consistent  with the services  rendered or the  expected  cost  savings  resulting  from the arrangement.  These agreements may be different for each underlying mutual fund whose portfolios are offered as Sub-accounts.

ADDITIONAL INFORMATION ABOUT CHARGES

Sales charge
We deduct the sales charge during the first ten (10) Policy Years.  The charge is assessed  daily and is the  equivalent of 0.40% of your  Account  Value per year.  We deduct  this charge from your  Account  Value on each  Monthly  Processing  Day.  The charge is a percentage of your then current Account Value.

Underwriting
We have established  certain  underwriting  standards to determine the insurability of Policy  applicants.  We require you to submit an  Application to provide  information  that enables us to determine if these  standards  have been met. We may require  additional information,  including,  but not limited to, some of the  proposed  Insured's  medical  records and may also  require the  proposed
Insured to take certain  medical  tests.  We evaluate all of this  information to determine  whether we can issue a Policy.  When we evaluate  whether to issue a Policy,  we will also determine  whether the proposed Insured is in the tobacco usage class and/or must be placed in a substandard  risk class.  If the proposed  Insured meets our standards and we have received a Premium,  we will issue a Policy.

HOW PERFORMANCE DATA IS CALCULATED

We may advertise the  performance of  Sub-accounts  using two types of measures.  These measures are "current and effective  yield", which may be used for money market-type  Sub-accounts (like the AST Money Market Sub-account) and "total return",  which may be used with other types of Sub-accounts.

The following descriptions provide details on how we calculate these measures for Sub-accounts.

Current and Effective Yield
---------------------------
The current yield of a money  market-type  Sub-account is calculated based upon the previous  seven-day period ending on the date of calculation.  The current yield of such a Sub-account is computed by determining  the change  (exclusive of capital  changes) in the
Account Value of a hypothetical  pre-existing allocation by an Owner to such a Sub-account (the "Hypothetical  Allocation") having a balance of one Unit at the beginning of the period,  subtracting  a  hypothetical  maintenance  fee, and dividing such net change in the Account Value of the Hypothetical  Allocation by the Account Value of the  Hypothetical  Allocation at the beginning of the same period to obtain the base period return,  and  multiplying the result by (365/7).  The resulting  figure will be carried to at least the nearest l00th of one percent.

We compute  effective  compound  yield for a money  market-type  Sub-account  according  to the method  prescribed  by the SEC.  The effective  yield reflects the  reinvestment  of net income earned daily on assets of such a Sub-account.  Net investment  income for yield quotation purposes will not include either realized or capital gains and losses or unrealized appreciation and depreciation.

Shown below are the current and effective  yields for a hypothetical  contract.  The yield is calculated based on the performance of the AST Money Market  Sub-account  during the last seven days of the calendar  year ending prior to the date of the  Prospectus  and the Statement of Additional  Information.  At the beginning of the seven day period, the hypothetical  contract had a balance of one
Unit.  The current and  effective  yields  reflect only the  mortality and expense risk charge and  administration  charge  deducted against the  Sub-account  and do not reflect the impact of those fees and charges  deducted at the Policy  level.  The mortality and expense risk charge and  administration  charge compensate  American Skandia for providing the insurance  benefits under the Policy.
In an extremely  low interest  rate  environment,  money market  yields,  after  deducting the mortality and expense risk charge and administration  charge,  may be negative,  even though the Portfolio's yield (before deducting the mortality and expense risk charge and  administration  charge)  is  positive.  Please  note  that  current  and  effective  yield  information  will  fluctuate.  This information  may not provide a basis for  comparisons  with deposits in banks or other  institutions  which pay a fixed yield over a stated period of time, or with investment companies which do not serve as underlying funds for variable life insurance.

                      Sub-account                       Current Yield                     Effective Yield
                      -----------                       -------------                     ---------------
                   AST Money Market                         -0.37%                           -0.37%

Total Return
------------
Total return for the other, non-money market-type Sub-accounts is computed by using the formula:

                                                           P(1+T)n = ERV

                                                               where:

         P = a hypothetical allocation of $1,000;

         T = average annual total return;

         n = the number of years over which total return is being measured; and

         ERV = the Account  Value of the  hypothetical  $1,000  payment as of the end of the period over which total return is being measured.

We may advertise the  performance of the  Portfolios in the form of "Standard" and  "Non-standard"  Total Returns.  "Standard  Total
Return" figures assume a hypothetical  initial  investment of $1,000 allocated to a Sub-account during the most recent one, five and ten year periods (or since the inception  date that the  Portfolio  has been offered as a  Sub-account,  if less).  "Standard  Total
Return" figures assume that the mortality and expense risk charge,  the  administration  fee and maintenance fee (if applicable) are deducted and that the Policy is surrendered at the end of the applicable period,  meaning that any contingent  deferred sales charge that would apply upon surrender is also deducted.  "Non-standard  Total Return" figures include any performance  figures that do not meet the SEC's rules for Standard  Total  Returns.  Non-standard  Total Returns are  calculated  in the same manner as  standardized returns  except that the figures may not reflect all fees and  charges.  In  particular,  they may assume no surrender at the end of the applicable period so that the contingent  deferred sales charge does not apply.  Non-Standard  Total Returns must be accompanied by Standard Total Returns.

Performance  shown below reflects the applicable fees and charges  deducted by each  portfolio,  the mortality & expense risk charge
(0.90% per year) and the  administration  charge (0.25% per year) deducted by Separate Account F on a daily basis.  Certain fees and charges  under the Policy are  deducted at the Policy  level and differ based on the Policy  Year,  the Policy  Owner's age,  gender
(where  permitted),  tobacco  usage  class  and risk  class,  and other  factors.  These  charges  have not been  deducted  from the performance  information shown below.  These charges,  if deducted,  would have a significant  impact on the performance  shown. You should  consider this when  comparing the  performance  of these  portfolios  with that of  portfolios of other  variable  insurance products.

Some of the  underlying  Portfolios  existed  prior to the  inception  of these  Sub-accounts.  Performance  quoted  in  advertising regarding  such  Sub-accounts  may indicate  periods during which the  Sub-accounts  have been in existence but prior to the initial offering of the Policies,  or periods during which the  underlying  Portfolios  have been in existence,  but the  Sub-accounts  have not. Such hypothetical  historical  performance is calculated using the same assumptions  employed in calculating actual performance since inception of the  Sub-accounts.  Hypothetical  historical  performance of the underlying  Portfolios prior to the existence of the Sub-accounts may only be presented as Non-Standard Total Returns.

As described in the  Prospectus,  Policies may be offered in certain  situations in which the  contingent  deferred  sales charge or certain other  charges or fees may be eliminated or reduced.  Advertisements  of  performance  in connection  with the offer of such
Policies will be based on the charges applicable to such Policies.

Shown below are total return  figures for the periods  shown.  Figures are shown only for  Sub-accounts  operational  as of December
31, 2002.  The  "inception-to-date"  figures  shown below are based on the  inception  date of the  Portfolio.  Where no figures are shown  indicates that the Portfolio was not in operation for the applicable  period.  Any  performance of such  Portfolios  prior to inception  of a  Sub-account  is  provided  by the  underlying  mutual  funds.  The  Total  Return  for any  Sub-account  reflecting performance prior to such Sub-account's inception is based on such information.

Some of the Portfolios may be subject to an expense  reimbursement  or waiver that, in the absence of such  reimbursement or waiver, would reduce the Portfolio's performance.

The performance  quoted in any advertising  should not be considered a  representation  of the performance of these  Sub-accounts in the future since  performance is not fixed or guaranteed in any way. Actual  performance  will depend on the type,  quality and, for some of the  Sub-accounts,  the maturities of the investments held by the Portfolios and upon prevailing  market  conditions and the response of the  investment  manager of the Portfolios to such  conditions.  Actual  performance  will also depend on changes in the expenses of the Portfolios.  In addition, the amount of charges assessed against each Sub-account will affect performance.

The  performance  information  may be useful in reviewing and comparing the  performance  of the  Sub-accounts,  and for providing a basis for comparison with Sub-accounts  offered under other policies.  This performance  information may be less useful in providing a basis for  comparison  with other  investments  that neither  provide  some of the benefits of such  policies nor are treated in a similar fashion under the Code.

                                        ------------------------------------------------- - -------------------------------------------
                                                     Standard Total Return                          Non-Standard Total Return
                                        ------------------------------------------------- - -------------------------------------------
                                        ------------------------------------------------- - -------------------------------------------
                                          (Assuming maximum contingent deferred sales         (Assuming no contingent deferred sales
                                                            charge)                                          charge)
                                        ------------------------------------------------- - -------------------------------------------

------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
                                             1        3         5       10    Inception        1        3        5        10    Inception
                                            Year    Years     Years   Years    to Date        Year    Years    Years             to Date
                                                                                                                       Years
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Strong International Equity            -29.36   -28.38                      -8.91        -19.36  -23.52                       -7.14
AST William Blair International Growth     -36.52   -30.64                      -9.25        -26.52  -25.48                       -7.45
AST American Century International Growth
AST DeAM International Equity              -27.99   -33.15                      -11.12       -17.99  -27.65                       -9.19
AST MFS Global Equity                      -23.27   -14.36                      -10.14       -13.27  -10.86                       -7.46
AST PBHG Small-Cap Growth                  -45.16   -38.98                      -7.60        -35.16  -32.53                       -5.91
AST DeAM Small-Cap Growth                  -37.31   -31.47                      -13.99       -27.31  -26.21                      -11.34
AST Federated Aggressive Growth            -40.01                               -32.83       -30.01                              -27.24
AST Goldman Sachs Small-Cap Value          -18.99    7.09                        4.53        -8.99    9.37                        5.63
AST Gabelli Small-Cap Value                -20.42    1.99                       -1.56        -10.42   4.50                        -0.20
AST DeAM Small-Cap Value                                                        -33.10                                           -23.10
AST Goldman Sachs Mid-Cap Growth           -38.29                               -45.37       -28.29                              -38.01
AST Neuberger Berman Mid-Cap Growth        -42.00   -28.00                      -8.61        -32.00  -23.19                       -6.86
AST Neuberger Berman Mid-Cap Value         -21.59   -0.40                        0.96        -11.59   2.22                        2.20
AST Alger All-Cap Growth                   -46.53                               -35.16       -36.53                              -29.35
AST Gabelli All-Cap Value                  -31.63                               -15.99       -21.63                              -11.63
AST T. Rowe Price Natural Resources        -16.62    2.75                        3.80        -6.62    5.22                        4.93
AST Alliance Growth                        -41.78   -25.69                      -8.34        -31.78  -21.14                       -6.60
AST MFS Growth                             -39.00   -24.65                      -19.33       -29.00  -20.22                      -15.98
AST Marsico Capital Growth                 -26.53   -22.39                      -3.23        -16.53  -18.19                       -1.79
AST Goldman Sachs Concentrated Growth      -40.64   -37.89                      -10.91       -30.64  -31.63                       -8.99
AST DeAM Large-Cap Growth                                                       -33.20                                           -23.20
AST DeAM Large-Cap Value                   -26.28                               -15.69       -16.28                              -11.35
AST Alliance/Bernstein Growth + Value      -35.87                               -24.56       -25.87                              -18.22
AST Sanford Bernstein Core Value           -24.24                               -14.32       -14.24                               -8.46
AST Cohen & Steers Realty                  -24.24                               -14.32       -14.24                               -8.46
AST Sanford Bernstein Managed Index 500    -31.55   -18.12                      -5.40        -21.55  -14.32                       -3.84
AST American Century Income & Growth       -30.74   -17.93                      -6.70        -20.74  -14.15                       -5.07
AST Alliance Growth and Income             -34.17   -11.29                      -3.55        -24.17   -8.02                       -2.09
AST MFS Growth with Income                 -32.53   -17.52                      -14.61       -22.53  -13.77                      -11.63
AST INVESCO Capital Income                 -28.44   -11.93                      -4.74        -18.44   -8.62                       -3.22
AST DeAM Global Allocation                 -28.44   -11.93                      -4.74        -18.44   -8.62                       -3.22
AST American Century Strategic Balanced    -20.78   -9.85                       -1.56        -10.78   -6.69                       -0.20
AST T. Rowe Price Asset Allocation         -20.92   -9.36                       -2.19        -10.92   -6.22                       -0.80
AST T. Rowe Price Global Bond               3.70     1.81                        1.78        13.70    4.32                        2.99
AST Federated High Yield                   -11.11   -7.41                       -4.72        -1.11    -4.40                       -3.20
AST Lord Abbett Bond-Debenture             -10.75                               -2.61        -0.75                                1.08
AST DeAM Bond                                                                   -3.13                                             6.87
AST PIMCO Total Return Bond                -2.03     6.31                        5.12         7.97    8.61                        6.21
AST PIMCO Limited Maturity Bond            -5.01     3.88                        4.11         4.99    6.29                        5.23

MV Emerging Markets                        -20.72   -20.63                      -8.17        -10.72  -16.61                       -6.45

INVESCO Dynamics                           -42.68   -29.07                      -17.59       -32.68  -24.12                      -14.38
INVESCO Technology                         -57.46   -48.96                      -32.64       -47.46  -40.28                      -27.81
INVESCO Health Sciences                    -35.07   -9.04                       -4.10        -25.07   -5.92                       -1.76
INVESCO Financial Services                 -25.88   -5.48                       -0.46        -15.88   -2.59                       1.69
INVESCO Telecommunications                 -61.38   -56.67                      -41.97       -51.38  -45.56                      -35.54
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------

------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
                                             1        3         5       10    Inception        1        3        5        10    Inception
                                            Year    Years     Years   Years    to Date        Year    Years    Years             to Date
                                                                                                                       Years
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------

Evergreen VA Global Leaders                -31.18   -19.14                      -12.97       -21.18  -15.25                      -10.10
Evergreen VA Special Equity                -38.02   -20.00                      -12.49       -28.02  -16.04                       -9.66
Evergreen VA Omega                         -36.24                               -28.07       -26.24                              -21.54

ProFund VP Europe 30
ProFund VP Bear                             9.43                                14.09        19.43                                18.12
ProFund VP Bull Plus                       -46.84                               -39.06       -36.84                              -32.05
ProFund VP OTC                             -49.33                               -50.02       -39.33                              -41.76
ProFund VP UltraOTC                        -79.30                                            -69.30                              -73.03
ProFund VP UltraSmall-Cap                  -53.27                               -36.20       -43.27                              -29.45

SP Jennison International Growth           -33.72                               -36.04       -23.72                              -29.02

Rydex Nova                                 -46.47                               -37.85       -36.47                              -31.77
Rydex Ursa                                 10.24                                15.75        20.24                                18.78
Rydex OTC                                  -49.56                               -54.10       -39.56                              -45.79
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------

HOW THE UNIT PRICE IS DETERMINED

For each  Sub-account  the initial Unit Price was $10.00.  The Unit Price for each  subsequent  period is the net investment  factor for that  period,  multiplied  by the Unit Price for the  immediately  preceding  Valuation  Period.  The Unit Price for a Valuation
Period applies to each day in the period.  The net investment  factor is an index that measures the investment  performance  of, and charges assessed  against,  a Sub-account  from one Valuation  Period to the next. The net investment  factor for a Valuation Period is: (a) divided by (b), less (c) where:

a.       is the net result of:

1.       the net asset value per share of the Portfolio shares held by that  Sub-account at the end of the current  Valuation Period plus the per share  amount of any  dividend or capital  gain  distribution  declared  and unpaid  (accrued) by the
                  Portfolio; plus or minus

2.       any per share charge or credit  during the  Valuation  Period as a provision  for taxes  attributable  to the  operation or maintenance of that Sub-account.

b.       is the net result of:

1.       the net asset  value per share of the  Portfolio  shares held by that  Sub-account  at the end of the  preceding  Valuation
                  Period plus the per share  amount of any dividend or capital gain  distribution  declared and unpaid  (accrued) by the Portfolio; plus or minus

2.       any per share  charge or credit  during  the  preceding  Valuation  Period as a  provision  for taxes  attributable  to the operation or maintenance of that Sub-account.

c.       is the  mortality  and expense risk charge and  administration  charge  deducted  daily  against the assets of the Separate
              Account.

We value the assets in each Sub-account at their fair market value in accordance with accepted  accounting  practices and applicable laws and regulations.  The net investment factor may be greater than, equal to, or less than one.

GENERAL INFORMATION

Voting Rights
-------------
You have voting rights in relation to Account Value  maintained  in the  Sub-accounts.  You do not have voting rights in relation to
Account Value maintained in any Fixed Allocations.

We will vote shares of the Portfolios in which the Sub-accounts  invest in the manner directed by Owners.  Owners give  instructions equal to the number of shares represented by the Sub-account Units attributable to their Policy.

We will vote the shares  attributable  to assets  held in the  Sub-accounts  solely for us rather  than on behalf of Owners,  or any share as to which we have not received  instructions,  in the same manner and  proportion  as the shares for which we have  received instructions.  We will do so separately for each Sub-account of the Separate Account that may invest in the same Portfolio.

The number of votes for a Portfolio  will be  determined  as of the record date for such  underlying  mutual  fund or  portfolio  as chosen by its board of trustees or board of  directors,  as  applicable.  We will  furnish  Owners with proper  forms and proxies to enable them to instruct us how to vote.

You may  instruct  us how to vote on the  following  matters:  (a)  changes  to the  board of  trustees  or board of  directors,  as applicable;  (b) changing the independent  accountant;  (c) any change in the fundamental  investment  policy;  (d) any other matter requiring  a vote of the  shareholders;  and (e)  approval  of changes to the  investment  advisory  agreement  or adoption of a new investment  advisory  agreement.  American  Skandia Trust (the "Trust") has obtained an exemption  from the  Securities and Exchange
Commission that permits its investment adviser,  American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of  Trustees  of the Trust,  to change  sub-advisors  for a Portfolio  and to enter into new  sub-advisory  agreements, without obtaining  shareholder  approval of the changes.  This exemption (which is similar to exemptions granted to other investment companies that are organized in a similar manner as the Trust) is intended to facilitate  the efficient  supervision  and management of the  sub-advisors  by ASISI and the  Trustees.  The Trust is  required,  under the terms of the  exemption,  to  provide  certain information to shareholders following these types of changes.

With respect to approval of changes to the investment  advisory  agreement,  approval of a new investment  advisory agreement or any change in fundamental  investment policy, only Owners maintaining Account Value as of the record date in a Sub-account  investing in the applicable  underlying  mutual fund portfolio will instruct us how to vote on the matter,  pursuant to the  requirements of Rule
18f-2 under the Investment Company Act.

Modification
------------
We reserve the right to do any or all of the following:  (a) combine any Sub-account(s) with any other  Sub-account(s);  (b) combine
Separate  Account F or a portion  thereof with other  separate  accounts;  (c)  deregister  Separate  Account F under the Investment
Company Act of 1940; (d) operate Separate Account F as a management  investment  company under the Investment Company Act of 1940 or in any other form permitted by law; (e) make changes  required by any change in the Securities Act of 1933, the Securities  Exchange
Act of 1934 or the  Investment  Company Act of 1940;  (f) make changes that are  necessary to maintain the tax status of your Policy under the Code; and (g) make changes  required by any change in other Federal or state laws relating to life  insurance  policies in general or variable life insurance policies in particular.

We also may make  additional  Sub-accounts  available to you from time to time.  These  Sub-accounts  will invest in  Portfolios  we believe to be suitable for the Policy.  We may or may not make a new  Sub-account  available  to invest in any new  portfolio of one of the current underlying mutual funds should such a portfolio be made available to Separate Account F.

We may  eliminate  Sub-accounts,  combine  two or more  Sub-accounts  or  substitute  one or more  new  underlying  mutual  funds or portfolios  for the one in which a  Sub-account  is  invested.  Substitutions  may be  necessary if we believe a Portfolio no longer suits the purpose of the Policy.  This may happen due to a change in laws or regulations,  or a change in the investment  objectives or  restrictions  of a Portfolio,  or because the Portfolio is no longer  available  for  investment,  or for some other reason.  We would obtain prior  approval from the insurance  department  of our state of domicile,  if so required by law,  before making such a substitution,  combination,  deletion or addition.  We also would obtain prior approval from the SEC so long as required by law, and any other required approvals before making such a substitution, combination, deletion or addition.

Deferral of Transactions
------------------------
We may defer any  distribution  or transfer  from a Fixed  Allocation  or Death  Proceeds for a period not to exceed the lesser of 6 months or the period  permitted by law. If we defer a distribution  or transfer from any Fixed  Allocation or any Death Proceeds for more than thirty days,  or less where  required by law, we pay interest at the minimum rate  required by law but not less than 3% or at least 4% if required by your  contract,  per year on the amount  deferred.  We may defer payment of proceeds of any  distribution from any  Sub-account  or any transfer from a Sub-account  for a period not to exceed 7 calendar days from the date the  transaction is effected.  Any deferral period begins on the date such distribution or transfer would otherwise have been transacted.

There may be circumstances  where the NYSE is open,  however,  due to inclement  weather,  natural  disaster or other  circumstances beyond  our  control,  our  offices  may  be  closed  or  our  business  processing  capabilities  may be  restricted.  Under  those circumstances,  your Account Value may fluctuate  based on changes in the Unit Values,  but you may not be able to transfer  Account
Value, or make a purchase or redemption request.

The NYSE is closed on the following nationally  recognized  holidays:  New Year's Day, Martin Luther King, Jr. Day, Presidents' Day,
Good Friday,  Memorial Day,  Independence  Day,  Labor Day,  Thanksgiving,  and Christmas.  On those dates,  we will not process any financial transactions involving purchase or redemption orders.

American Skandia will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
|X|      trading on the NYSE is restricted;
|X|      an emergency exists making redemption or valuation of securities held in the separate account impractical; or
|X|      the SEC, by order, permits the suspension or postponement for the protection of security holders.

Ending the Offer
----------------
We may limit or discontinue offering Policies.  Existing Policies will not be affected by any such action.

REGULATION

We are organized as a Connecticut stock life insurance company,  and are subject to Connecticut law governing  insurance  companies.
We are regulated and supervised by the  Connecticut  Commissioner  of Insurance.  By March 1 of every year, we must prepare and file an annual statement,  in a form prescribed by the Connecticut  Insurance  Department,  which covers our operations for the preceding calendar  year,  and must prepare and file our  statement of financial  condition as of December 31 of such year.  The  Commissioner and his or her agents have the right at all times to review or examine our books and assets.  A full  examination  of our operations will be  conducted  periodically  according  to the rules and  practices of the  National  Association  of  Insurance  Commissioners
("NAIC").  We are subject to the insurance laws and various  Federal and state  securities  laws and  regulations  and to regulatory agencies,  such as the Securities and Exchange Commission and the Connecticut  Banking  Department,  which administer those laws and regulations.

We can be assessed up to prescribed  limits for  policyholder  losses  incurred by insolvent  insurers under the insurance  guaranty fund laws of most states.  We cannot  predict or estimate the amount any such future  assessments we may have to pay.  However,  the insurance  guaranty laws of most states  provide for  deferring  payment or exempting a company from paying such an assessment if it would threaten such insurer's financial strength.

Several  states,  including  Connecticut,  regulate  insurers  and  their  affiliates  under  insurance  holding  company  laws  and regulations.  This applies to us and our  affiliates.  Under such laws,  inter-company  transactions,  such as dividend  payments to parent  companies  and transfers of assets,  may be subject to prior notice and  approval,  depending on factors such as the size of the transaction in relation to the financial position of the companies.

Currently,  the federal government does not directly regulate the business of insurance.  However,  federal legislative,  regulatory and judicial  decisions and initiatives  often have  significant  effects on our business.  Types of changes that are most likely to affect our business include changes to: (a) the taxation of life insurance  companies;  (b) the tax treatment of insurance products;
(c) the securities laws,  particularly as they relate to insurance and annuity products;  (d) the "business of insurance"  exemption from many of the provisions of the anti-trust  laws; and (e) any  initiatives  directed  toward  improving the solvency of insurance companies.  We would also be affected by federal  initiatives  that have impact on the  ownership of or  investment in United States companies by foreign companies or investors.

INDEPENDENT AUDITORS

The consolidated  financial  statements of American  Skandia Life Assurance  Corporation at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002,  appearing in this Statement of Additional  Information  have been audited by Ernst & Young LLP,  independent  auditors,  as set forth in their report thereon appearing  elsewhere herein, and are included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

LEGAL EXPERTS

Counsel  for  American  Skandia  Life  Assurance  Corporation  has passed on the legal  matters  with  respect  to Federal  laws and regulations applicable to the issue and sale of the Policies and with respect to Connecticut law.

FINANCIAL STATEMENTS
American Skandia Life Assurance Corporation Separate Account F

The statements which follow in Appendix F are those of American Skandia Life Assurance  Corporation  Separate Account F Sub-accounts as of December  31, 2002 and for the years ended  December  31,  2002 and 2001.  There are other  Sub-accounts  included in Separate
Account F that are not available in the product described in the applicable prospectus.

To the extent and only to the extent that any statement in a document  incorporated  by reference  into this Statement of Additional
Information  is modified or superseded  by a statement in this  Statement of Additional  Information  or in a later-filed  document, such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.

We furnish you  without  charge a copy of any or all the  documents  incorporated  by  reference  in this  Statement  of  Additional
Information,  including  any exhibits to such  documents  which have been  specifically  incorporated  by  reference.  We do so upon receipt of your written or oral  request.  Please  address  your request to American  Skandia - Variable  Life  Insurance,  P.O. Box
7040, Bridgeport, Connecticut 06601-7040.  Our phone number is 1-888-554-3348.

                                                             APPENDIX A
                               MULTIPLE FACTORS FOR DETERMINATION OF MINIMUM REQUIRED DEATH BENEFITS

The following are examples of how we determine the Minimum  Required Death  Benefit.  For more  information on the Minimum  Required
Death Benefit, please see the Prospectus.

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
         Attained          Male              Male            Female           Female           Unisex           Unisex
            Age       No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             0              10.342889         10.342889        12.907301        12.907301        10.762146        10.762146
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             1              10.190317         10.190317        12.688989        12.688989        10.599529        10.599529
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             2               9.889919          9.889919        12.319258        12.319258        10.287454        10.287454
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             3               9.592070          9.592070        11.951280        11.951280         9.977856         9.977856
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             4               9.298905          9.298905        11.588414        11.588414         9.673048         9.673048
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             5               9.009218          9.009218        11.232252        11.232252         9.372522         9.372522
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             6               8.722792          8.722792        10.881891        10.881891         9.075163         9.075163
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             7               8.440163          8.440163        10.537673        10.537673         8.782254         8.782254
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             8               8.161817          8.161817        10.199897        10.199897         8.494209         8.494209
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             9               7.889296          7.889296         9.869720         9.869720         8.212001         8.212001
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            10               7.623823          7.623823         9.547222         9.547222         7.936973         7.936973
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            11               7.366338          7.366338         9.232460         9.232460         7.670163         7.670163
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            12               7.118866          7.118866         8.927638         8.927638         7.413309         7.413309
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            13               6.882900          6.882900         8.633085         8.633085         7.167689         7.167689
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            14               6.659106          6.659106         8.348988         8.348988         6.934195         6.934195
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            15               6.447167          6.447167         8.075417         8.075417         6.712623         6.712623
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            16               7.714038          6.246384         8.883289         7.811801         7.921276         6.501967
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            17               7.490087          6.067088         8.601262         7.562175         7.687332         6.311944
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            18               7.274451          5.895022         8.327973         7.321069         7.461892         6.129616
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            19               7.065283          5.728835         8.063091         7.088069         7.243510         5.953228
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            20               6.861458          5.567128         7.806305         6.861967         7.030541         5.781887
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            21               6.661653          5.408986         7.556813         6.642537         6.822445         5.614310
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            22               6.464794          5.253425         7.314421         6.429210         6.617636         5.449947
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            23               6.270710          5.099656         7.078500         6.222172         6.416275         5.287891
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            24               6.079284          4.947868         6.849350         6.021229         6.218176         5.128299
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            25               5.890750          4.797861         6.626794         5.826195         6.023827         4.971113
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            26               5.705040          4.649678         6.410659         5.636893         5.832763         4.816305
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            27               5.522898          4.504032         6.201109         5.453650         5.645711         4.664576
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            28               5.344683          4.361348         5.997622         5.275991         5.462995         4.516156
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            29               5.170680          4.221963         5.800329         5.103941         5.284868         4.371380
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            30               5.001105          4.086269         5.609297         4.937480         5.111516         4.230639
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            31               4.836116          3.954433         5.424047         4.776558         4.942867         4.093959
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            32               4.675997          3.826566         5.244630         4.620750         4.779217         3.961457
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            33               4.520775          3.702732         5.070836         4.470011         4.620597         3.833199
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            34               4.370595          3.583042         4.902664         4.324416         4.467161         3.709205
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            35               4.225394          3.467465         4.740074         4.183848         4.318842         3.589457
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            36               4.085086          3.356021         4.582997         4.048174         4.175553         3.473994
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            37               3.949567          3.248690         4.431647         3.917840         4.037186         3.362809
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            38               3.818941          3.145553         4.285998         3.792813         3.903851         3.256004
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            39               3.693040          3.046504         4.145845         3.673016         3.775375         3.153477
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            40               3.571693          2.951476         4.010977         3.558241         3.651580         3.055167
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            41               3.454900          2.860428         3.881415         3.448537         3.532470         2.960982
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            42               3.342458          2.773184         3.756910         3.343648         3.417834         2.870806
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            43               3.234168          2.689611         3.637120         3.243173         3.307466         2.784401
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            44               3.129908          2.609564         3.521738         3.146753         3.201166         2.701638
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            45               3.029541          2.532930         3.410485         3.054066         3.098808         2.622372
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            46               2.932983          2.459507         3.303261         2.964942         3.000319         2.546412
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            47               2.840076          2.389067         3.199881         2.879156         2.905488         2.473497
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            48               2.750661          2.321491         3.100233         2.796498         2.814220         2.403491
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            49               2.664621          2.256653         3.004132         2.716869         2.726358         2.336319
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            50               2.581834          2.194449         2.911514         2.640204         2.641788         2.271832
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
         Attained          Male              Male            Female           Female           Unisex           Unisex
            Age       No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            51               2.502245          2.134813         2.822298         2.566383         2.560470         2.209991
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            52               2.425812          2.077736         2.736386         2.495279         2.482337         2.150759
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            53               2.352495          2.023195         2.653757         2.426909         2.407368         2.094123
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            54               2.282258          1.971184         2.574318         2.361224         2.335512         2.040066
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            55               2.215003          1.921607         2.497845         2.298000         2.266657         1.988478
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            56               2.150641          1.874323         2.424204         2.237060         2.200707         1.939204
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            57               2.089041          1.829175         2.353159         2.178160         2.137499         1.892074
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            58               2.030020          1.786005         2.284466         2.121004         2.076846         1.846923
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            59               1.973499          1.744664         2.217941         2.065411         2.018656         1.803579
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            60               1.919419          1.705054         2.153572         2.011322         1.962861         1.761947
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            61               1.867715          1.667166         2.091395         1.958834         1.909430         1.722035
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            62               1.818313          1.631023         2.031522         1.908128         1.858318         1.683884
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            63               1.771222          1.596648         1.974084         1.859457         1.809548         1.647549
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            64               1.726411          1.564046         1.919204         1.812975         1.763101         1.613050
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            65               1.683805          1.533171         1.866818         1.768643         1.718910         1.580343
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            66               1.643300          1.503897         1.816773         1.726291         1.676876         1.549291
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            67               1.604764          1.476075         1.768841         1.685679         1.636838         1.519731
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            68               1.568051          1.449538         1.722783         1.646485         1.598627         1.491460
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            69               1.533054          1.424158         1.678405         1.608508         1.562129         1.464331
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            70               1.499720          1.399895         1.635655         1.571688         1.527284         1.438291
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            71               1.468047          1.376751         1.594581         1.536120         1.494089         1.413350
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            72               1.438063          1.354779         1.555314         1.502053         1.462589         1.389586
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            73               1.409834          1.334059         1.518005         1.469679         1.432868         1.367099
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            74               1.383379          1.314626         1.482760         1.439131         1.404950         1.345937
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            75               1.358636          1.296498         1.449578         1.410430         1.378783         1.326116
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            76               1.335469          1.279631         1.418378         1.383477         1.354239         1.307580
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            77               1.313718          1.263864         1.388992         1.358100         1.331154         1.290152
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            78               1.293201          1.248999         1.361233         1.334088         1.309345         1.273628
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            79               1.273759          1.234861         1.334950         1.311271         1.288648         1.257826
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            80               1.255309          1.221364         1.310065         1.289565         1.268984         1.242660
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            81               1.237839          1.208496         1.286574         1.268966         1.250340         1.228120
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            82               1.221386          1.196307         1.264515         1.249510         1.232759         1.214254
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            83               1.206024          1.184882         1.243944         1.231249         1.216310         1.201144
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            84               1.191790          1.174263         1.224858         1.214302         1.201025         1.188858
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            85               1.178654          1.164403         1.207192         1.198599         1.186864         1.177349
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            86               1.166512          1.155169         1.190822         1.184011         1.173721         1.166496
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            87               1.155226          1.146356         1.175596         1.170379         1.161453         1.156126
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            88               1.144611          1.137856         1.161343         1.157508         1.149880         1.146117
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            89               1.134451          1.129578         1.147875         1.145194         1.138803         1.136350
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            90               1.124540          1.121277         1.134998         1.133196         1.128023         1.126599
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            91               1.114649          1.112675         1.122488         1.121417         1.117328         1.116680
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            92               1.104523          1.103442         1.110106         1.109599         1.106476         1.106325
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            93               1.093858          1.093346         1.097598         1.097460         1.095193         1.095309
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            94               1.082392          1.082252         1.084722         1.084722         1.083237         1.083449
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            95               1.070054          1.070054         1.071362         1.071362         1.070535         1.070696
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            96               1.057074          1.057074         1.057701         1.057701         1.057307         1.057384
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            97               1.044319          1.044319         1.044548         1.044548         1.044405         1.044433
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            98               1.034629          1.034629         1.034629         1.034629         1.034629         1.034629
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            99               1.025648          1.025648         1.025648         1.025648         1.025648         1.025648
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

------------------------------------------------------------------------------------------------------------------------------------
The Minimum  Required  Death Benefit is determined  by treating the Account Value as if it were a net single  premium.  We determine the Minimum  Required  Death  Benefit by  multiplying  the Account  Value by factors that are  determined  for your Policy as of the
Policy  Date.  These  factors  vary by the  attained  Age,  gender  (where  permitted),  tobacco  usage class and risk class of each
Insured.  The factors shown above are applicable  for Insureds in the preferred  risk class.  The factors for other risk classes are available  upon  request.  Factors  for joint life  cases  depend  upon a  standard  insurance  industry  method  used to derive the applicable factor for both Insureds.
------------------------------------------------------------------------------------------------------------------------------------

                                                             APPENDIX B
                                        GUARANTEED MAXIMUM MONTHLY COST OF INSURANCE CHARGES
                                                 (Per $1,000 of Net Amount at Risk)

The following are guaranteed  maximum cost of insurance  charges  deducted on a monthly basis.  For more  information on the cost of insurance, please see the Prospectus.

       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
                           Male             Male             Female           Female           Unisex           Unisex
         Attained     No Tobacco Use    Tobacco User     No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             0              N/A            0.21943            N/A             0.15680            N/A            0.20690
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             1              N/A            0.08587            N/A             0.07003            N/A            0.08254
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             2              N/A            0.08254            N/A             0.06669            N/A            0.07920
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             3              N/A            0.08087            N/A             0.06502            N/A            0.07753
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             4              N/A            0.07753            N/A             0.06419            N/A            0.07503
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             5              N/A            0.07336            N/A             0.06252            N/A            0.07086
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             6              N/A            0.06919            N/A             0.06085            N/A            0.06753
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             7              N/A            0.06502            N/A             0.05919            N/A            0.06419
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             8              N/A            0.06252            N/A             0.05835            N/A            0.06169
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             9              N/A            0.06169            N/A             0.05752            N/A            0.06085
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            10              N/A            0.06252            N/A             0.05668            N/A            0.06169
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            11              N/A            0.06753            N/A             0.05835            N/A            0.06586
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            12              N/A            0.07670            N/A             0.06085            N/A            0.07336
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            13              N/A            0.08921            N/A             0.06419            N/A            0.08421
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            14              N/A            0.10339            N/A             0.06836            N/A            0.09672
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            15              N/A            0.11841            N/A             0.07253            N/A            0.10923
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            16            0.12342          0.16348          0.07503           0.08421          0.11340          0.14762
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            17            0.13093          0.17517          0.07753           0.08838          0.12008          0.15847
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            18            0.13593          0.18435          0.08004           0.09255          0.12509          0.16598
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            19            0.13927          0.19020          0.08254           0.09505          0.12759          0.17183
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            20            0.14011          0.19354          0.08421           0.09755          0.12926          0.17433
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            21            0.13844          0.19354          0.08587           0.09922          0.12759          0.17517
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            22            0.13593          0.19020          0.08671           0.10172          0.12592          0.17266
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            23            0.13260          0.18686          0.08838           0.10423          0.12342          0.17016
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            24            0.12926          0.18185          0.09004           0.10673          0.12175          0.16682
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            25            0.12509          0.17600          0.09171           0.10923          0.11841          0.16265
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            26            0.12258          0.17266          0.09422           0.11340          0.11674          0.16098
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            27            0.12091          0.17099          0.09588           0.11674          0.11591          0.16014
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            28            0.12008          0.17099          0.09839           0.12091          0.11591          0.16098
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            29            0.12008          0.17350          0.10172           0.12592          0.11674          0.16432
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            30            0.12091          0.17767          0.10423           0.13176          0.11758          0.16849
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            31            0.12342          0.18352          0.10756           0.13677          0.12008          0.17433
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            32            0.12675          0.19103          0.11090           0.14261          0.12342          0.18185
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            33            0.13176          0.20106          0.11507           0.15012          0.12842          0.19103
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            34            0.13760          0.21275          0.12008           0.15847          0.13427          0.20189
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            35            0.14428          0.22695          0.12592           0.16765          0.14094          0.21525
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            36            0.15179          0.24366          0.13427           0.18185          0.14845          0.23113
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            37            0.16181          0.26455          0.14428           0.19855          0.15847          0.25118
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            38            0.17266          0.28796          0.15513           0.21776          0.16932          0.27375
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            39            0.18435          0.31471          0.16682           0.23865          0.18101          0.29966
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            40            0.19855          0.34566          0.18101           0.26372          0.19521          0.32893
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            41            0.21358          0.37912          0.19604           0.29046          0.21024          0.36155
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            42            0.22946          0.41595          0.21108           0.31722          0.22611          0.39586
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            43            0.24700          0.45614          0.22611           0.34398          0.24282          0.43353
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            44            0.26622          0.50054          0.24115           0.37076          0.26121          0.47457
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            45            0.28796          0.54748          0.25787           0.39921          0.28210          0.51814
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            46            0.31137          0.59612          0.27542           0.42851          0.30384          0.56257
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            47            0.33646          0.64898          0.29464           0.45866          0.32809          0.61038
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            48            0.36406          0.70607          0.31471           0.49133          0.35402          0.66325
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            49            0.39419          0.76824          0.33729           0.52736          0.38247          0.71951
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            50            0.42851          0.83718          0.36239           0.56592          0.41511          0.78253
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            51            0.46787          0.91543          0.39000           0.60702          0.45196          0.85316
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------

       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
                           Male             Male             Female           Female           Unisex           Unisex
         Attained     No Tobacco Use    Tobacco User     No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            52            0.51311          1.00386          0.42181           0.65401          0.49468          0.93311
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            53            0.56509          1.10418          0.45698           0.70607          0.54329          1.02324
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            54            0.62296          1.21391          0.49300           0.75899          0.59696          1.12105
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            55            0.68759          1.33137          0.53155           0.81363          0.65653          1.22488
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            56            0.75815          1.45577          0.57012           0.86746          0.72035          1.33391
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            57            0.83297          1.58711          0.60786           0.91795          0.78757          1.44815
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            58            0.91627          1.72545          0.64562           0.96763          0.86157          1.56676
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            59            1.00976          1.87420          0.68843           1.02071          0.94405          1.69403
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            60            1.11430          2.04024          0.73883           1.08394          1.03757          1.83678
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            61            1.23080          2.22793          0.80102           1.16325          1.14299          1.99934
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            62            1.36520          2.43998          0.87840           1.26544          1.26544          2.18524
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            63            1.51760          2.67741          0.97353           1.38974          1.40497          2.39462
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            64            1.68724          2.93784          1.08057           1.52862          1.56083          2.62421
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            65            1.87335          3.21456          1.19617           1.67535          1.73224          2.86729
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            66            2.07519          3.50512          1.31615           1.82487          1.91589          3.12050
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            67            2.29201          3.80705          1.43883           1.96953          2.11100          3.37962
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            68            2.52819          4.12480          1.56592           2.11612          2.32278          3.64902
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            69            2.79077          4.47081          1.70761           2.27577          2.55733          3.94098
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            70            3.08860          4.85419          1.87420           2.46481          2.82343          4.26532
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            71            3.42980          5.28689          2.07775           2.70488          3.13085          4.63554
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            72            3.82530          5.77849          2.32791           2.99984          3.49040          5.06103
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            73            4.27493          6.32638          2.62850           3.35194          3.90095          5.53811
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            74            4.77159          6.93068          2.97572           3.75492          4.35708          6.06583
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            75            5.30544          7.58072          3.36491           4.19722          4.84979          6.63341
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            76            5.87269          8.25008          3.78793           4.66976          5.37438          7.21630
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            77            6.46947          8.92720          4.24349           5.16595          5.92694          7.80753
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            78            7.09996          9.61687          4.73909           5.69327          6.51244          8.40997
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            79            7.78482         10.34362          5.29130           6.27100          7.15045          9.04869
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            80            8.54724         11.13283          5.92338           6.92258          7.86386          9.74764
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            81            9.40951         12.00894          6.65582           7.66774          8.67463         10.53068
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            82           10.39222         12.98985          7.50735           8.52252          9.60297         11.41509
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            83           11.49455         14.06239          8.47766           9.51961         10.64779         12.40384
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            84           12.69876         15.19328          9.55943          10.61311         11.79409         13.46162
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            85           13.98063         16.34562          10.74440         11.78935         13.02257         14.56335
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            86           15.32651         17.49176          12.02798         13.04182         14.32180         15.69269
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            87           16.71801         18.68356          13.41230         14.36087         15.68277         16.87966
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            88           18.15089         19.94244          14.90282         15.75618         17.10607         18.14273
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            89           19.64755         21.21198          16.51661         17.23007         18.61283         19.45082
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            90           21.23308         22.51167          18.27329         18.89300         20.23100         20.86977
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            91           22.94951         23.88390          20.22265         20.71856         22.00462         22.41430
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            92           24.87000         25.50217          22.45281         22.78829         24.01446         24.21830
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            93           27.20133         27.62219          25.14857         25.28211         26.46176         26.49647
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            94           30.42888         30.59762          28.73602         28.73602         29.81058         29.68976
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            95           35.49222         35.49222          34.15815         34.15815         34.99881         34.83496
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            96           44.51508         44.51508          43.54279         43.54279         44.15279         44.03236
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            97           62.83141         62.83141          62.19405         62.19405         62.59184         62.51383
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            98           83.33333         83.33333          83.33333         83.33333         83.33333         83.33333
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            99           83.33333         83.33333          83.33333         83.33333         83.33333         83.33333
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------

------------------------------------------------------------------------------------------------------------------------------------
We base the  guaranteed  maximum cost of  insurance  charges on the sex  distinct  1980  Commissioners  Standard  Ordinary  Ultimate
Mortality  Smoker/Non-Smoker  Table,  age last birthday unless unisex charges apply. If unisex charges apply, a unisex  variation of that table is used.  The  amounts  shown are per $1,000 of Net Amount at Risk.  The  guaranteed  maximum  cost of  insurance  charge depends on the tobacco  usage class and risk class of each  Insured.  The charges  shown above are  applicable  for  Insureds in the preferred risk class. The guaranteed  maximum cost of insurance  charges for other risk classes are available upon request.  Charges for  substandard  risk  classes  are based on a multiple  of the table  rates.  Cost of  insurance  charges for joint life cases are determined  using a standard  insurance  industry  method  used to derive the  applicable  charge  based on the  applicable  cost of insurance charge for both Insureds.
------------------------------------------------------------------------------------------------------------------------------------

                                                             APPENDIX C
                                              CURRENT MONTHLY COST OF INSURANCE RATES
                                                 (per $1,000 of Net Amount at Risk)

The following are examples of the current monthly cost of insurance  rates.  For more  information on the cost of insurance,  please see the Prospectus.

        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                            Male              Male            Female           Female           Unisex           Unisex
          Attained     No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
             Age
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
              0            0.08329          0.08329           0.04935          0.04935          0.07820          0.07820
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
              1            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
              2            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
              3            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
              4            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
              5            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
              6            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
              7            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
              8            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
              9            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             10            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             11            0.03181          0.03181           0.02044          0.02044          0.03010          0.03010
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             12            0.03575          0.03575           0.02119          0.02119          0.03356          0.03356
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             13            0.03969          0.03969           0.02195          0.02195          0.03703          0.03703
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             14            0.04363          0.04363           0.02270          0.02270          0.04049          0.04049
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             15            0.04757          0.04757           0.02345          0.02345          0.04395          0.04395
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             16            0.05017          0.08451           0.02350          0.03350          0.04600          0.07701
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             17            0.05034          0.08484           0.02367          0.03367          0.04617          0.07734
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             18            0.05050          0.08517           0.02383          0.03383          0.04634          0.07767
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             19            0.05067          0.08551           0.02400          0.03400          0.04650          0.07801
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             20            0.05084          0.08584           0.02417          0.03417          0.04667          0.07834
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             21            0.05100          0.08634           0.02417          0.03417          0.04684          0.07884
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             22            0.05117          0.08684           0.02417          0.03417          0.04700          0.07934
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             23            0.05134          0.08734           0.02417          0.03417          0.04717          0.07984
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             24            0.05150          0.08784           0.02417          0.03417          0.04734          0.08034
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             25            0.05167          0.08834           0.02417          0.03417          0.04750          0.08084
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             26            0.05217          0.08917           0.02433          0.03500          0.04800          0.08151
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             27            0.05267          0.09001           0.02450          0.03583          0.04850          0.08217
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             28            0.05317          0.09084           0.02467          0.03667          0.04900          0.08284
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             29            0.05367          0.09168           0.02483          0.03750          0.04950          0.08351
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             30            0.05417          0.09251           0.02500          0.03833          0.05000          0.08417
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             31            0.05467          0.09351           0.02600          0.04017          0.05050          0.08534
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             32            0.05517          0.09451           0.02700          0.04200          0.05100          0.08651
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             33            0.05567          0.09551           0.02800          0.04384          0.05150          0.08767
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             34            0.05617          0.09651           0.02900          0.04567          0.05200          0.08884
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             35            0.05667          0.09751           0.03000          0.04750          0.05250          0.09001
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             36            0.06017          0.10718           0.03250          0.05350          0.05584          0.09918
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             37            0.06367          0.11685           0.03500          0.05950          0.05917          0.10835
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             38            0.06717          0.12652           0.03750          0.06550          0.06250          0.11751
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             39            0.07067          0.13619           0.04000          0.07151          0.06584          0.12668
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             40            0.07417          0.14585           0.04250          0.07751          0.06917          0.13585
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             41            0.08051          0.16619           0.04700          0.08667          0.07534          0.15436
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             42            0.08684          0.18653           0.05150          0.09584          0.08151          0.17286
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             43            0.09318          0.20688           0.05600          0.10501          0.08767          0.19137
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             44            0.09951          0.22722           0.06050          0.11418          0.09384          0.20988
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             45            0.10584          0.24756           0.06500          0.12335          0.10001          0.22839
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             46            0.11568          0.27458           0.07101          0.13535          0.10918          0.25323
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             47            0.12552          0.30159           0.07701          0.14736          0.11835          0.27808
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             48            0.13535          0.32861           0.08301          0.15936          0.12752          0.30293
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             49            0.14519          0.35563           0.08901          0.17136          0.13669          0.32777
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             50            0.15502          0.38265           0.09501          0.18337          0.14585          0.35262
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             51            0.17036          0.41984           0.10418          0.20087          0.16036          0.38682
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                            Male              Male            Female           Female           Unisex           Unisex
          Attained     No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
             Age
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             52            0.18570          0.45704           0.11335          0.21838          0.17486          0.42101
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             53            0.20104          0.49424           0.12252          0.23589          0.18937          0.45521
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             54            0.21638          0.53145           0.13168          0.25340          0.20387          0.48941
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             55            0.23172          0.56866           0.14085          0.27091          0.21838          0.52361
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             56            0.25140          0.60837           0.15019          0.28675          0.23656          0.55981
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             57            0.27107          0.64809           0.15953          0.30259          0.25473          0.59602
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             58            0.29075          0.68781           0.16886          0.31843          0.27291          0.63223
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             59            0.31043          0.72753           0.17820          0.33428          0.29108          0.66845
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             60            0.33011          0.76725           0.18754          0.35012          0.30926          0.70466
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             61            0.35880          0.81049           0.20404          0.37898          0.33611          0.74589
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             62            0.38748          0.85373           0.22055          0.40783          0.36297          0.78712
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             63            0.41617          0.89697           0.23706          0.43669          0.38982          0.82835
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             64            0.44486          0.94022           0.25356          0.46555          0.41667          0.86959
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             65            0.47356          0.98347           0.27007          0.49441          0.44353          0.91083
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             66            0.53712          1.08534           0.30776          0.52861          0.50309          1.00234
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             67            0.60069          1.18724           0.34545          0.56282          0.56265          1.09386
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             68            0.66427          1.28916           0.38315          0.59702          0.62222          1.18540
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             69            0.72786          1.39110           0.42084          0.63123          0.68180          1.27696
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             70            0.79146          1.49306           0.45854          0.66544          0.74138          1.36854
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             71            0.92018          1.65457           0.53595          0.76976          0.86241          1.52148
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             72            1.04893          1.81613           0.61338          0.87410          0.98347          1.67447
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             73            1.17772          1.97774           0.69081          0.97846          1.10455          1.82750
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             74            1.30654          2.13940           0.76826          1.08284          1.22567          1.98058
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             75            1.43539          2.30112           0.84571          1.18724          1.34681          2.13371
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             76            1.71862          2.55870           1.10171          1.44041          1.62597          2.39070
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             77            2.00200          2.81641           1.35784          1.69370          1.90529          2.64783
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             78            2.28555          3.07426           1.61410          1.94712          2.18476          2.90508
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             79            2.56925          3.33223           1.87049          2.20067          2.46439          3.16247
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             80            2.85312          3.59034           2.12701          2.45434          2.74418          3.41999
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             81            3.37418          4.14528           2.50727          2.90911          3.24416          3.95978
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             82            3.89578          4.70083           2.88782          3.36428          3.74464          4.50016
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             83            4.41793          5.25699           3.26865          3.81987          4.24562          5.04112
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             84            4.94062          5.81377           3.64977          4.27587          4.74710          5.58266
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             85            5.46386          6.37117           4.03119          4.73229          5.24908          6.12478
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             86            6.12225          7.09296           4.57736          5.16454          5.89049          6.80314
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             87            6.78151          7.81578           5.12412          5.59715          6.53273          7.48240
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             88            7.44164          8.53964           5.67148          6.03014          7.17579          8.16259
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             89            8.10262          9.26454           6.21944          6.46351          7.81967          8.84369
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             90            8.76448          9.99049           6.76800          6.89725          8.46438          9.52572
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             91            9.46270          10.84979          7.39512          7.53637          9.15200         10.35173
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             92           10.16189          11.71055          8.02302          8.17631          9.84056         11.17909
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             93           10.86205          12.57278          8.65171          8.81706         10.53006         12.00781
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             94           11.56318          13.43648          9.28118          9.45863         11.22050         12.83789
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             95           12.26528          14.30165          9.91144         10.10101         11.91189         13.66933
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             96           12.89876          15.04173         10.51321         10.71356         12.54048         14.39014
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             97           13.53303          15.78290         11.11570         11.32686         13.16986         15.11197
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             98           14.16810          16.52514         11.71891         11.94090         13.80001         15.83483
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             99           14.80396          17.26847         12.32284         12.55569         14.43096         16.55873
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

------------------------------------------------------------------------------------------------------------------------------------
The amounts  shown above are current  rates per $1,000 of Net Amount at Risk as of the date of this  Prospectus.  To  determine  the current  monthly cost of insurance  charge we multiply  these rates by the Net Amount at Risk. To that  product,  we add the current cost of insurance fee. The charges shown above are applicable  for Insureds in the preferred  risk class.  The current  monthly cost of  insurance  charges  for other risk  classes are  available  upon  request.  Cost of  insurance  charges for joint life cases are determined  using a standard  insurance  industry  method  used to derive the  applicable  charge  based on the  applicable  cost of insurance  charge for both  Insureds.  Current  monthly  cost of  insurance  rates for  specific  proposed  joint  Insureds are also available on request.
------------------------------------------------------------------------------------------------------------------------------------

                                                             APPENDIX D
                            DESCRIPTION OF THE CALCULATION OF CURRENT MONTHLY COST OF INSURANCE CHARGES

The following are examples of how we calculate the current monthly cost of insurance  charges.  For more  information on the cost of insurance, please see the Prospectus.

We determine the current monthly cost of insurance  rate, the currently  monthly cost of insurance fee and any  underwriting  factor as follows:

1.       Current monthly cost of insurance rate:  The rate depends on a number of factors, as follows.

|X|      For Policies with One Insured:  The rates depend on the tobacco usage class and risk class of the Insured(s), the Age and, where permissible, gender of the Insured.

|X|      For Policies with Two Insureds:  The rates depend on the individual current monthly cost of insurance rates for each
              Insured.

2.       Current monthly cost of insurance fee: The cost of insurance fee is calculated using a "constant", currently $12.00.

3.       Underwriting factor: We reserve the right to multiply the current cost of insurance rate by an underwriting factor.  The underwriting factor for Policies that are fully underwritten would be one, which results in no change to the rate.

The following is an example of how we calculate the monthly cost of insurance deduction.  Assume for this example that:  (1) the
Policy is issued using Death Benefit Option A with a Specified Amount of $80,000; (2) on the applicable Monthly Processing Day, the Death Benefit equals the Specified Amount; (3) the then current Account Value is $10,000; (4) there is one male Insured, who is currently Age 55 (gender specific cost of insurance rates are used); and (5) the Insured is in the "no tobacco usage" class and is in the preferred risk class.

|X|      We look up the current monthly cost of insurance rate for the Insured.  As of the date of this Prospectus, the current monthly cost of insurance rate for a 55 year old male nonsmoker Insured is  $.23172 per thousand of Net Amount at
              Risk.

|X|      If applicable, we multiply the rate shown in (a) times the applicable current underwriting factor.

|X|      We multiply (a), or, if applicable, the result of (b), times the Net Amount at Risk*.  The result is 16.16.

|X|      We add the current "constant" of $12.00 to (c), resulting in $28.16.

|X|      We look up the contractually guaranteed maximum monthly cost of insurance charge for the Insured.  In this case, we look up the charge for a 55 year old male in the "no tobacco usage" class and the preferred risk class.  That charge is
              .68759 per $1,000 Net Amount at Risk.

|X|      We multiply the rate shown in (e) times the Net Amount at Risk*.  The result is $47.95.

|X|      We compare the result in (d) and (f).  The lower of the two amounts is the current monthly cost of insurance for the
              Insured.  In this example, the current cost of insurance is, therefore, $28.16.

*    We determine the Net Amount at Risk for purposes of determining cost of insurance charges by subtracting the Account Value from the Death Benefit discounted to the beginning of the Policy Month at the rate of 4% per year.  In this example, the
     Amount at Risk is $69,739.

                                                             APPENDIX E
                                 MAXIMUM ANNUAL ASSESSABLE PREMIUMS PER $1,000 OF SPECIFIED AMOUNT

The  following are examples of the Maximum  Annual  Assessable  Premiums.  For more  information  on the Maximum  Annual  Assessable
Premiums, please see the Prospectus.

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
           Issue      No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             0              N/A             15.27              N/A             12.22             N/A             14.67
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             1              N/A             15.48              N/A             12.42             N/A             14.88
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             2              N/A             15.94              N/A             12.79             N/A             15.33
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             3              N/A             16.44              N/A             13.19             N/A             15.80
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             4              N/A             16.95              N/A             13.60             N/A             16.30
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             5              N/A             17.50              N/A             14.03             N/A             16.82
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             6              N/A             18.07              N/A             14.48             N/A             17.37
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             7              N/A             18.67              N/A             14.95             N/A             17.95
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             8              N/A             19.31              N/A             15.45             N/A             18.56
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             9              N/A             19.98              N/A             15.97             N/A             19.20
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            10              N/A             20.68              N/A             16.51             N/A             19.87
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            11              N/A             21.41              N/A             17.07             N/A             20.56
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            12              N/A             22.17              N/A             17.66             N/A             21.29
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            13              N/A             22.94              N/A             18.26             N/A             22.03
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            14              N/A             23.73              N/A             18.89             N/A             22.78
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            15              N/A             24.53              N/A             19.53             N/A             23.55
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            16             20.48            25.33             17.75            20.19            19.94            24.32
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            17             21.09            26.09             18.33            20.86            20.55            25.06
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            18             21.72            26.85             18.94            21.55            21.17            25.81
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            19             22.36            27.63             19.56            22.26            21.81            26.58
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            20             23.03            28.44             20.21            23.00            22.47            27.36
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            21             23.72            29.26             20.87            23.76            23.15            28.18
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            22             24.44            30.13             21.57            24.55            23.87            29.03
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            23             25.19            31.03             22.29            25.37            24.61            29.91
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            24             25.98            31.98             23.03            26.22            25.40            30.84
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            25             26.81            32.98             23.81            27.10            26.21            31.82
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            26             27.68            34.03             24.62            28.02            27.07            32.84
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            27             28.60            35.13             25.45            28.96            27.97            33.91
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            28             29.55            36.28             26.32            29.94            28.91            35.03
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            29             30.55            37.49             27.21            30.96            29.88            36.20
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            30             31.59            38.74             28.14            32.01            30.90            37.41
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            31             32.67            40.05             29.11            33.10            31.96            38.67
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            32             33.79            41.40             30.11            34.22            33.06            39.98
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            33             34.96            42.81             31.15            35.39            34.20            41.33
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            34             36.17            44.26             32.23            36.60            35.39            42.74
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            35             37.43            45.77             33.34            37.84            36.61            44.19
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            36             38.73            47.32             34.50            39.14            37.88            45.69
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            37             40.07            48.93             35.69            40.47            39.20            47.24
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            38             41.46            50.58             36.92            41.83            40.55            48.84
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            39             42.89            52.28             38.18            43.23            41.95            50.48
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            40             44.38            54.03             39.49            44.67            43.40            52.16
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            41             45.90            55.83             40.83            46.13            44.89            53.89
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            42             47.48            57.66             42.20            47.62            46.42            55.66
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            43             49.10            59.55             43.62            49.15            48.00            57.47
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            44             50.78            61.48             45.07            50.70            49.63            59.32
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            45             52.50            63.45             46.57            52.29            51.32            61.21
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            46             54.28            65.47             48.12            53.93            53.05            63.14
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            47             56.11            67.54             49.71            55.60            54.83            65.13
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            48             58.00            69.66             51.35            57.31            56.67            67.17
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            49             59.96            71.85             53.04            59.08            58.57            69.26
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            50             61.97            74.09             54.79            60.88            60.53            71.41
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            51             64.05            76.41             56.58            62.74            62.55            73.61
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            52             66.19            78.78             58.43            64.64            64.63            75.88
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
           Issue      No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            53             68.39            81.21             60.32            66.57            66.77            78.19
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            54             70.66            83.69             62.26            68.55            68.96            80.55
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            55             72.99            86.22             64.25            70.56            71.22            82.95
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            56             75.38            88.80             66.30            72.61            73.54            85.40
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            57             77.84            91.45             68.40            74.72            75.92            87.90
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            58             80.38            94.16             70.58            76.90            78.38            90.47
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            59             83.00            96.97             72.84            79.18            80.91            93.13
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            60             85.70            99.88             75.20            81.56            83.54            95.88
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            61             88.50            102.91            77.66            84.05            86.26            98.74
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            62             91.40            106.03            80.21            86.65            89.07           101.70
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            63             94.38            109.25            82.85            89.33            91.96           104.73
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            64             97.46            112.56            85.55            92.06            94.95           107.83
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            65            100.63            115.93            88.32            94.84            98.01           110.99
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            66            103.90            119.40            91.15            97.66           101.17           114.21
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            67            107.30            122.98            94.07           100.57           104.43           117.53
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            68            110.85            126.72            97.12           103.62           107.84           120.98
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            69            114.60            130.67           100.34           106.85           111.43           124.62
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            70            118.55            134.87           103.76           110.32           115.22           128.48
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            71            122.74            139.33           107.40           114.06           119.24           132.59
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            72            127.16            144.06           111.27           118.05           123.48           136.93
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            73            131.80            149.01           115.36           122.26           127.92           141.47
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            74            136.63            154.15           119.65           126.66           132.55           146.18
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            75            141.64            156.53           124.15           131.24           137.35           151.01
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            76            146.86            156.00           128.86           136.01           142.36           155.77
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            77            149.50            155.48           133.84           141.01           147.63           154.88
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            78            148.62            155.07           139.18           146.34           148.31           154.06
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            79            147.95            154.86           143.80           146.45           147.44           153.38
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            80            147.53            154.81           142.69           145.54           146.79           152.84
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

------------------------------------------------------------------------------------------------------------------------------------
The Maximum Annual  Assessable  Premium  depends on the Age,  tobacco usage class,  risk class and, where  permitted,  gender of the
Insured.  The amounts shown above are  applicable for Insureds in the preferred risk class.  The Maximum Annual  Assessable  Premium for Insureds in a substandard risk class are higher than for Insureds in a preferred risk class.
------------------------------------------------------------------------------------------------------------------------------------

                                                             APPENDIX F

                                            AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF
                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

                                                   Report of Independent Auditors

To the Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation
Shelton, Connecticut

We have audited the consolidated  statements of financial  condition of American  Skandia Life Assurance  Corporation (the "Company"
which is an indirect  wholly-owned  subsidiary of Skandia  Insurance Company Ltd.) as of December 31, 2002 and 2001, and the related consolidated  statements  of income,  shareholder's  equity and cash flows for each of the three years in the period ended  December
31, 2002. These  consolidated  financial  statements are the  responsibility of the Company's  management.  Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing  standards  generally  accepted in the United States.  Those  standards  require that we plan and perform the audit to obtain  reasonable  assurance  about  whether the  financial  statements  are free of material misstatement.  An audit  includes  examining,  on a test basis,  evidence  supporting  the amounts and  disclosures in the financial statements.  An audit also includes assessing the accounting principles used and significant  estimates made by management,  as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly, in all material respects,  the consolidated  financial position of American  Skandia Life  Assurance  Corporation  at December  31, 2002 and 2001,  and the  consolidated  results of their operations  and their cash flows for each of the three years in the period ended  December 31, 2002, in conformity  with  accounting principles generally accepted in the United States.

As discussed in Note 2, in 2002 the Company adopted Statement of Financial Accounting Standards No. 142, Goodwill and Other
Intangible Assets.

As discussed in Note 2, effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133,
Accounting for Derivative Instruments and Hedging Activities.

/s/ Ernst & Young LLP

Hartford, Connecticut
February 3, 2003

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                           Consolidated Statements of Financial Condition
                                                 (in thousands, except share data)

                                                                           As of December 31,
                                                                          2002            2001
                                                                          ----            ----
ASSETS
------
Investments:
   Fixed maturities - at fair value (amortized cost of $379,422
     and $356,882, respectively)                                     $       398,601 $       362,831
   Equity securities - at fair value (amortized cost of $52,017
     and $49,886, respectively)                                               51,769          45,083
   Derivative instruments - at fair value                                     10,370           5,525
   Policy loans                                                                7,559           6,559
                                                                     --------------- ---------------

     Total investments                                                       468,299         419,998

Cash and cash equivalents                                                     51,339               -
Accrued investment income                                                      4,196           4,737
Deferred acquisition costs                                                 1,117,544       1,383,281
Reinsurance receivable                                                         5,447           7,733
Receivable from affiliates                                                     3,961           3,283
Income tax receivable                                                              -          30,537
Deferred income taxes                                                         38,206               -
Fixed assets, at depreciated cost (accumulated depreciation of
$7,555 and $4,266, respectively)                                              12,132          17,752
Other assets                                                                 101,848         103,912
Separate account assets                                                   21,905,613      26,038,549
                                                                     --------------- ---------------

     Total assets                                                    $    23,708,585 $    28,009,782
                                                                     =============== ===============

LIABILITIES AND SHAREHOLDER'S EQUITY
------------------------------------
Liabilities:
Reserves for future policy and contract benefits                     $       149,349 $        91,126
Accounts payable and accrued expenses                                        133,543         192,952
Income tax payable                                                             6,547               -
Deferred income taxes                                                              -          54,980
Payable to affiliates                                                          2,223         101,035
Future fees payable to American Skandia, Inc. ("ASI")                        708,249         799,472
Short-term borrowing                                                          10,000          10,000
Surplus notes                                                                110,000         144,000
Separate account liabilities                                              21,905,613      26,038,549
                                                                     --------------- ---------------

     Total liabilities                                                    23,025,524      27,432,114
                                                                     --------------- ---------------

Commitments and contingent liabilities (Note 18)

Shareholder's equity:
Common stock, $100 par value, 25,000 shares authorized,
   issued and outstanding                                                      2,500           2,500
Additional paid-in capital                                                   595,049         335,329
Retained earnings                                                             73,821         239,078
Accumulated other comprehensive income                                        11,691             761
                                                                     --------------- ---------------

     Total shareholder's equity                                              683,061         577,668
                                                                     --------------- ---------------

     Total liabilities and shareholder's equity                      $    23,708,585 $    28,009,782
                                                                     =============== ===============

                                          See notes to consolidated financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                                 Consolidated Statements of Income
                                                           (in thousands)

                                                                       For the Years Ended December 31,
                                                                      2002          2001           2000
                                                                      ----          ----           ----

REVENUES
--------

Annuity and life insurance charges and fees                       $    370,004  $    388,696  $    424,578
Fee income                                                              97,650       111,196       130,610
Net investment income                                                   19,632        20,126        18,595
Net realized capital (losses) gains                                     (9,614)          928          (688)
Other                                                                    2,176         1,770         4,883
                                                                  ------------  ------------  ------------

   Total revenues                                                      479,848       522,716       577,978
                                                                  ------------  ------------  ------------

EXPENSES
--------

Benefits:
   Annuity and life insurance benefits                                   3,391         1,955           751
   Change in annuity and life insurance policy reserves                  2,741       (39,898)       49,339
   Guaranteed minimum death benefit claims, net of hedge                23,256        20,370         2,618
   Return credited to contract owners                                    5,196         5,796         8,463
                                                                  ------------  ------------  ------------

     Total benefits                                                     34,584       (11,777)       61,171

Other:
   Underwriting, acquisition and other insurance
     expenses                                                          188,728       196,755       150,597
   Amortization of deferred acquisition costs                          510,059       224,047       184,616
   Interest expense                                                     14,544        73,424        85,998
                                                                  ------------  ------------  ------------

                                                                       713,331       494,226       421,211
                                                                  ------------  ------------  ------------

   Total benefits and expenses                                         747,915       482,449       482,382
                                                                  ------------  ------------  ------------

     (Loss) income from operations before income tax
(benefit) expense                                                     (268,067)       40,267        95,596

       Income tax (benefit) expense                                   (102,810)        7,168        30,779
                                                                  ------------  ------------  ------------

         Net (loss) income                                        $   (165,257) $     33,099  $     64,817
                                                                  ============  ============  ============

                                          See notes to consolidated financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                          Consolidated Statements of Shareholder's Equity
                                                           (in thousands)

                                                                                    Accumulated Other
                                                                                  Comprehensive Income
                                                                               ----------------------------
                                                                               -------------- -------------
                                                      Additional                  Foreign      Unrealized
                                          Common        Paid in    Retained      Currency        Gains
                                            Stock       Capital     Earnings    Translation     (Losses)       Total
                                          ----------- ------------ ----------- -------------- ------------- ------------
                                          ----------- ------------ ----------- -------------- ------------- ------------
         As of December 31, 1999              $2,500     $215,879    $141,162        $148          ($255)      $359,434
Net income                                                             64,817                                    64,817
Other comprehensive income:
   Unrealized capital gains                                                                          843            843
   Reclassification adjustment for
realized losses included in net
realized capital (losses) gains                                                                      433            433
   Foreign currency translation                                                       (66)                          (66)
                                                                                                            ------------
                                                                                                            ------------
Other comprehensive income                                                                                        1,210
                                                                                                            ------------
                                                                                                            ------------
Comprehensive income                                                                                             66,027
Capital contributions                                      71,450                                                71,450
                                          ----------- ------------ ----------- -------------- ------------- ------------
                                          ----------- ------------ ----------- -------------- ------------- ------------
As of December 31, 2000                        2,500      287,329     205,979          82          1,021        496,911
Net income                                                             33,099                                    33,099
Other comprehensive loss:
   Unrealized capital losses                                                                        (261)          (261)
   Reclassification adjustment for
realized gains included in net
realized capital (losses) gains                                                                      (14)           (14)
   Foreign currency translation                                                       (67)                          (67)
                                                                                                            ------------
                                                                                                            ------------
Other comprehensive loss                                                                                           (342)
                                                                                                            ------------
                                                                                                            ------------
Comprehensive income                                                                                             32,757
Capital contributions                                      48,000                                                48,000
                                          ----------- ------------ ----------- -------------- ------------- ------------
                                          ----------- ------------ ----------- -------------- ------------- ------------
As of December 31, 2001                        2,500      335,329     239,078          15            746        577,668
Net loss                                                             (165,257)                                 (165,257)
Other comprehensive income:
   Unrealized capital gains                                                                       10,434         10,434
   Reclassification adjustment for
realized losses included in net
realized capital (losses) gains                                                                    1,126          1,126
   Foreign currency translation                                                      (630)                         (630)
                                                                                                            ------------
                                                                                                            ------------
Other comprehensive income                                                                                       10,930
                                                                                                            ------------
                                                                                                            ------------
Comprehensive loss                                                                                             (154,327)
Capital contributions                                     259,720                                               259,720
                                          ----------- ------------ ----------- -------------- ------------- ------------
                                          ----------- ------------ ----------- -------------- ------------- ------------
As of December 31, 2002                       $2,500     $595,049     $73,821       $(615)       $12,306       $683,061

Unrealized  capital  gains  (losses)  is shown net of tax  expense  (benefit)  of $5,618,  ($140) and $454 for 2002,  2001 and 2000,
respectively.  Reclassification  adjustment for realized  losses (gains)  included in net realized  capital  (losses) gains is shown net of tax expense  (benefit) of $606, ($8) and $233 for 2002, 2001 and 2000,  respectively.  Foreign currency  translation is shown net of tax benefit of $339, $36 and $36 for 2002, 2001 and 2000, respectively.

                                          See notes to consolidated financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                               Consolidated Statements of Cash Flows
                                                           (in thousands)

                                                                         For the Years Ended December 31,
                                                                           2002        2001        2000
                                                                           ----        ----        ----
Cash flow from operating activities:
   Net (loss) income                                                    $ (165,257) $   33,099  $   64,817
   Adjustments to reconcile net (loss) income to net
     cash (used in) provided by operating activities:
     Amortization and depreciation                                          21,649      13,374       5,758
     Deferral of acquisition costs                                        (244,322)   (209,136)   (495,103)
     Amortization of deferred acquisition costs                            510,059     224,047     184,616
     Deferred tax (benefit) expense                                        (99,071)     46,215      60,023
     Change in unrealized (gains) losses on derivatives                     (5,149)      2,902      (2,936)
     Increase (decrease) in policy reserves                                  3,293     (38,742)     50,892
     (Decrease) increase in net receivable/payable to affiliates           (99,490)    103,496     (72,063)
     Change in net income tax receivable/payable                            37,084       4,083     (58,888)
     Increase in other assets                                               (9,546)    (12,105)    (65,119)
     Decrease (increase) in accrued investment income                          541         472      (1,155)
     Decrease (increase) in reinsurance receivable                           2,286      (1,849)        420
     (Decrease) increase in accounts payable and accrued
expenses                                                                   (59,409)     55,912     (21,550)
     Net realized capital (gains) losses on derivatives                    (26,654)    (14,929)      5,554
     Net realized capital losses (gains) on investments                      9,616        (928)        688
                                                                        ----------  ----------  ----------
       Net cash (used in) provided by operating activities                (124,370)    205,911    (344,046)
                                                                        ----------  ----------  ----------

Cash flow from investing activities:
     Purchase of fixed maturity investments                               (388,053)   (462,820)   (380,737)
     Proceeds from sale and maturity of fixed
       maturity investments                                                367,263     390,816     303,736
     Purchase of derivatives                                               (61,998)   (103,533)    (14,781)
     Proceeds from exercise or sale of derivative instruments               88,956     113,051       5,936
     Purchase of shares in equity securities and dividend
reinvestments                                                              (49,713)    (55,430)    (18,136)
     Proceeds from sale of shares in equity securities                      34,220      25,228       8,345
     Purchase of fixed assets                                               (2,423)    (10,773)     (7,348)
     Increase in policy loans                                               (1,000)     (2,813)     (2,476)
                                                                        ----------  ----------  ----------
       Net cash used in investing activities                               (12,748)   (106,274)   (105,461)
                                                                        ----------  ----------  ----------

Cash flow from financing activities:
     Capital contribution                                                  259,720      48,000      71,450
     Pay down of surplus notes                                             (34,000)    (15,000)    (20,000)
     (Decrease) increase in future fees payable to ASI, net                (91,223)   (137,355)    358,376
     Deposits to contract owner accounts                                   808,209      59,681     172,441
     Withdrawals from contract owner accounts                             (164,964)   (130,476)   (102,603)
     Change in contract owner accounts, net of investment earnings        (588,315)     62,875     (55,468)
                                                                        ----------  ----------  ----------
       Net cash provided by (used in) financing activities                 189,427    (112,275)    424,196
                                                                        ----------  ----------  ----------

       Net increase (decrease) in cash and cash equivalents                 52,309     (12,638)    (25,311)
       Change in foreign currency translation                                 (970)       (103)       (101)
       Cash and cash equivalents at beginning of period                          -      12,741      38,153
       Cash and cash equivalents at end of period                       $   51,339  $        -  $   12,741
                                                                        ==========  ==========  ==========
     Income taxes (received) paid                                       $  (40,823) $  (43,130) $   29,644
                                                                        ==========  ==========  ==========
     Interest paid                                                      $   23,967  $   56,831  $  114,394
                                                                        ==========  ==========   =========
                                          See notes to consolidated financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                             Notes to Consolidated Financial Statements
                                                         December 31, 2002
                                                       (dollars in thousands)

1.       ORGANIZATION AND OPERATION

         American  Skandia  Life  Assurance  Corporation  ("ASLAC"  or the  "Company"),  with  its  principal  offices  in  Shelton,
         Connecticut,  is a wholly-owned  subsidiary of American  Skandia,  Inc.  ("ASI").  On December 19, 2002,  Skandia Insurance
         Company Ltd. (publ)  ("SICL"),  an insurance  company  organized under the laws of the Kingdom of Sweden,  and the ultimate parent company of the Company,  entered into a definitive purchase agreement with Prudential Financial,  Inc., a New Jersey corporation ("Prudential  Financial"),  whereby Prudential Financial will acquire the Company and certain of its affiliates
         (the  "Acquisition").  Consummation  of the  transaction is subject to various  closing  conditions,  including  regulatory approvals  and  approval of certain  matters by the board of directors  and  shareholders  of the mutual  funds  advised by
         American Skandia  Investment  Services,  Inc.  ("ASISI"),  a subsidiary of ASI. The transaction is expected to close during the second quarter of 2003.

         The  Company  develops  long-term  savings  and  retirement   products,   which  are  distributed  through  its  affiliated
         broker/dealer  company,  American Skandia Marketing,  Incorporated  ("ASM"). The Company currently issues term and variable universal life insurance and variable  deferred and immediate  annuities for individuals and groups in the United States of
         America and its territories.

         The Company has 99.9%  ownership  in Skandia  Vida,  S.A.  de C.V.  ("Skandia  Vida"),  which is a life  insurance  company domiciled in Mexico.  Skandia Vida had total  shareholder's  equity of $5,023 and $4,179 as of December 31, 2002, and 2001,
         respectively.  Skandia Vida has generated  net losses of $2,706,  $2,619 and $2,540 in 2002,  2001 and 2000,  respectively.
         As part of the  Acquisition,  it is expected  that the Company  will sell its  ownership  interest in Skandia Vida to SICL.
         The Company has filed for required  regulatory  approvals from the State of  Connecticut  and Mexico related to the sale of
         Skandia Vida.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         A.       Basis of Reporting
                  ------------------

                  The accompanying  consolidated  financial  statements have been prepared in conformity with accounting  principles generally  accepted in the United States ("U.S.  GAAP").  Skandia Vida has been  consolidated  in these  financial statements.  Intercompany  transactions  and balances between the Company and Skandia Vida have been eliminated in consolidation.

                  Certain reclassifications have been made to prior year amounts to conform with the current year presentation.

         B.       New Accounting Standard
                  -----------------------

                  Effective January 1, 2001, the Company adopted Statement of Financial  Accounting  Standards No. 133,  "Accounting
                  for  Derivative  Instruments  and Hedging  Activities,"  as amended by SFAS 137 and SFAS 138  (collectively  "SFAS
                  133").  Derivative instruments held by the Company consist of equity put option contracts utilized to

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  manage  the  economic  risks  associated  with  guaranteed  minimum  death  benefits  ("GMDB").  These  derivative instruments are carried at fair value.  Realized and unrealized  gains and losses are reported in the Consolidated
                  Statements  of Income,  together  with GMDB claims  expense,  as a component of  Guaranteed  Minimum Death Benefit
                  Claims,  Net of Hedge.  The  adoption of SFAS No. 133 did not have a material  effect on the  Company's  financial statements.

                  Effective April 1, 2001, the Company adopted the Emerging Issues Task Force ("EITF") Issue 99-20,  "Recognition of
                  Interest Income and Impairment on Purchased and Retained  Beneficial  Interests in Securitized  Financial Assets."
                  Under the  consensus,  investors  in certain  asset-backed  securities  are  required  to record  changes in their estimated  yield on a prospective  basis and to evaluate these  securities for an other than temporary  decline in value.  If the fair value of the  asset-backed  security has declined below its carrying amount and the decline is determined  to be other than  temporary,  the security is written  down to fair value.  The adoption of EITF Issue
                  99-20 did not have a significant effect on the Company's financial statements.

                  In July 2001,  the  Financial  Accounting  Standards  Board  ("FASB")  issued  Statement of  Financial  Accounting
                  Standards.  No. 142  "Accounting  for  Goodwill and  Intangible  Assets"  ("SFAS  142").  Under the new  standard, goodwill and intangible  assets deemed to have indefinite lives will no longer be amortized but will be subject to annual  impairment  tests in  accordance  with the new  standard.  Other  intangible  assets  will  continue to be amortized over their useful lives.

                  The Company applied the new rules on the accounting for goodwill and other intangible  assets in the first quarter of 2002.  The adoption of SFAS 142 did not have a significant impact on the Company's financial statements.

C.       Investments
         -----------

                  The Company has classified its fixed maturity investments as available-for-sale  and, as such, they are carried at fair value with changes in unrealized gains and losses reported as a component of other comprehensive income.

                  The Company has classified its equity securities held in support of a deferred  compensation plan (see Note 12) as available-for-sale.  Such  investments  are  carried  at fair value with  changes in  unrealized  gains and losses reported as a component of other comprehensive income.

                  Policy loans are carried at their unpaid principal balances.

                  Realized capital gains and losses on disposal of investments are determined by the specific identification method.

                  Other than temporary  impairment  charges are  determined  based on an analysis that is performed on a security by security basis and includes quantitative and qualitative factors.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

D.       Derivative Instruments
         ----------------------

                  The Company  uses  derivative  instruments,  which  consist of equity put option  contracts,  for risk  management purposes,  and not for trading or  speculation.  The Company  hedges the economic  GMDB exposure  associated  with equity  market  fluctuations.  As the equity  markets  decline,  the  Company's  exposure  to future  GMDB  claims increases.  Conversely,  as the equity markets  increase the Company's  exposure to future GMDB claims  decreases.
                  The claims exposure is reduced by the market value effect of the option contracts purchased.

                  Based on criteria  described in SFAS 133, the  Company's  fair value hedges do not qualify as  "effective"  hedges and, therefore, hedge accounting may not be applied.  Accordingly,  the derivative investments are carried at fair value with changes in unrealized  gains and losses being recorded in income as those changes occur.  As such, both realized and  unrealized  gains and losses are reported in the  Consolidated  Statements of Income,  together with
                  GMDB claims expense, as a component of Guaranteed Minimum Death Benefit Claims, Net of Hedge.

                  As of December 31, 2002 and 2001,  the  accumulated  difference  between  cost and market  value on the  Company's derivatives  was an  unrealized  gain of $1,434  and an  unrealized  loss of $3,715,  respectively.  The amount of realized and unrealized gains (losses) on the Company's  derivatives  recorded during the years ended December 31,
                  2002, 2001 and 2000 was $31,803, $12,027 and ($2,619), respectively.

E.       Cash Equivalents
         ----------------

                  The Company  considers all highly liquid time deposits,  commercial  paper and money market mutual funds purchased with a maturity date, at acquisition, of three months or less to be cash equivalents.

                  As of December 31, 2002, $50 of cash reflected on the Company's financial  statements was restricted in compliance with regulatory requirements.

         F.       State Insurance Licenses
                  ------------------------

                  Licenses to do business in all states have been  capitalized  and  reflected at the purchase  price of $6,000 less accumulated  amortization  of $2,038 at  December  31,  2002.  Due to the  adoption  of SFAS 142,  the cost of the licenses is no longer being  amortized  but is subjected to an annual  impairment  test.  As of December 31, 2002, the  Company  estimated  the fair  value of the  state  insurance  licenses  to be in excess  of book  value  and, therefore, no impairment charge was required.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         G.       Income Taxes
                  ------------

                  The Company is included in the  consolidated  federal  income tax return filed by Skandia  U.S.  Inc. and its U.S.
                  subsidiaries.  In accordance  with the tax sharing  agreement,  the federal  income tax provision is computed on a separate return basis as adjusted for  consolidated  items.  Pursuant to the terms of this agreement,  the Company has the right to recover the value of losses utilized by the  consolidated  group in the year of  utilization.  To the extent the Company  generates  income in future years,  the Company is entitled to offset future taxes on that income through the application of its loss carry forward generated in the current year.

                  Deferred income taxes reflect the net tax effects of temporary  differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

         H.       Recognition of Revenue and Contract Benefits
                  --------------------------------------------

                  Revenues for variable  deferred  annuity  contracts  consist of charges  against  contract owner account values or separate  accounts  for  mortality  and  expense  risks,  administration  fees,  surrender  charges  and an annual maintenance  fee per  contract.  Revenues  for  mortality  and expense risk  charges and  administration  fees are recognized as assessed  against the contract  holder.  Surrender  charge revenue is recognized  when the surrender charge is assessed  against the  contract  holder at the time of  surrender.  Annual  maintenance  fees are earned ratably throughout the year.

                  Benefit  reserves for the variable  investment  options on annuity  contracts  represent  the account value of the contracts and are included in the separate account liabilities.

                  Fee income from mutual fund organizations is recognized when assessed against assets under management.

                  Revenues for variable  immediate annuity and supplementary  contracts with life  contingencies  consist of certain charges  against  contract owner account values  including  mortality and expense risks and  administration  fees.
                  These charges and fees are recognized as revenue as assessed  against the contract  holder.  Benefit  reserves for variable  immediate  annuity  contracts  represent  the account  value of the  contracts  and are  included in the separate account liabilities.

                  Revenues for the market value adjusted fixed investment  option on annuity  contracts  consist of separate account investment  income reduced by amounts  credited to the contract  holder for interest.  This net spread is included in return  credited to contract  owners on the  consolidated  statements  of income.  Benefit  reserves  for these contracts represent the account value of the contracts plus a

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  market value  adjustment,  and are included in the general account reserve for future policy and contract benefits to the  extent in excess of the  separate  account  assets,  typically  for the  market  value  adjustment  at the reporting date.

                  Revenues for fixed immediate annuity and fixed supplementary  contracts without life contingencies  consist of net investment  income,  reported as a component of return credited to contract  owners.  Revenues for fixed immediate annuity contracts with life contingencies consist of single premium payments recognized as annuity  considerations when  received.  Benefit  reserves for these  contracts are based on applicable  actuarial  standards with assumed interest rates that vary by issue year and are included in the general account reserve for future policy and contract benefits.  Assumed interest rates ranged from 6.25% to 8.25% at December 31, 2002 and 2001.

                  Revenues for variable life  insurance  contracts  consist of charges  against  contract  owner  account  values or separate  accounts for mortality and expense risk fees,  administration  fees, cost of insurance  fees,  taxes and surrender  charges.  Certain  contracts also include charges  against  premium to pay state premium taxes.  All of these charges are recognized as revenue when assessed against the contract  holder.  Benefit reserves for variable life  insurance  contracts  represent the account value of the contracts and are included in the separate  account liabilities.

         I.       Deferred Acquisition Costs
                  --------------------------

                  The costs of acquiring new  business,  which vary with and are primarily  related to new business  generated,  are being  deferred,  net of  reinsurance.  These  costs  include  commissions,  purchase  credits,  costs of contract issuance, and certain selling expenses that vary with production.

                  The Company uses the retrospective  deposit method for amortizing deferred  acquisition costs. This method results in deferred acquisition costs being amortized in proportion to expected gross profits,  from surrender charges and policy and asset based fees,  net of operating and claim costs.  The deferred  acquisition  cost asset is adjusted retrospectively  and prospectively  when estimates of current and future gross profits to be realized from a group of products  are  revised.  Critical  assumptions  in  estimating  gross  profits  include  those for  surrenders, long-term  fund  growth  rate,  expenses  and death  benefits.  The  long-term  fund growth  rate,  in large part, determines  the  estimated  future asset levels on which the most  significant  revenues are based.  The Company's long-term  fund growth rate  assumption is 8% (net of charges  assessed  against the  underlying  mutual fund, but before charges assessed at the separate  account and contract  level).  When current period actual asset growth is greater or less than the Company's long-term expectation,  the Company adjusts the short-term asset growth rate to a level that will allow the Company,  in the short-term,  to resume the long-term  asset growth rate  expectation.
                  The short-term asset growth rate is subject to constraints surrounding actual market conditions.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Details of deferred acquisition costs and related amortization for the years ended December 31, are as follows:

                                                                 2002            2001            2000
                                                                 ----            ----            ----
                  Balance at beginning of year              $   1,383,281   $   1,398,192   $   1,087,705
                  Acquisition costs deferred during the
                       year                                       244,322         209,136         495,103
                  Acquisition costs amortized during the
                       year                                      (510,059)       (224,047)       (184,616)
                                                            -------------   -------------   -------------
                  Balance at end of year                    $   1,117,544   $   1,383,281   $   1,398,192
                                                            =============   =============   =============

                  As asset  growth  rates,  during  2002 and  2001,  have been far below the  Company's  long-term  assumption,  the adjustment to the short-term  asset growth rate had risen to a level,  before being capped,  that in  management's opinion was excessive in the current  market  environment.  Based on an analysis of those  short-term  rates,  the related estimates of future gross profits and an impairment study,  management of the Company  determined that the short-term  asset  growth  rate  should be reset to the  level of the  long-term  growth  rate  expectation  as of
                  September 30, 2002.  This resulted in an acceleration of amortization of approximately $206,000.

                  Throughout  the year,  the Company  also  updated  its future  estimated  gross  profits  with  respect to certain mortality  assumptions  reflecting actual experience and the decline in the equity markets resulting in additional increased amortization of approximately $72,000.

         J.       Reinsurance
                  -----------

                  The Company cedes reinsurance under modified  co-insurance  arrangements.  These reinsurance  arrangements provide additional  capacity  for growth in  supporting  the cash flow  strain  from the  Company's  variable  annuity and variable life insurance business.  The reinsurance is effected under quota share contracts.

                  At December 31, 2002 and 2001,  in accordance  with the  provisions of the modified  coinsurance  agreements,  the
                  Company accrued approximately $5,447 and $7,733,  respectively,  for amounts receivable from favorable reinsurance experience on certain blocks of variable annuity business.

         K.       Translation of Foreign Currency
                  -------------------------------

                  The  financial  position  and results of  operations  of Skandia  Vida are  measured  using local  currency as the functional  currency.  Assets and  liabilities  are  translated at the exchange  rate in effect at each  year-end.
                  Statements of income and changes in  shareholder's  equity  accounts are translated at the average rate prevailing during the year.  Translation  adjustments  arising from the use of differing exchange rates from period to period are reported as a component of other comprehensive income.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         L.       Separate Accounts
                  -----------------

                  Assets and liabilities in separate  accounts are included as separate  captions in the consolidated  statements of financial  condition.  Separate  account  assets  consist  principally  of long term bonds,  investments in mutual funds,  short-term  securities  and  cash and cash  equivalents,  all of which  are  carried  at fair  value.  The investments  are managed  predominately  through  ASISI,  utilizing  various fund  managers as  sub-advisors.  The remaining  investments  are  managed  by  independent  investment  firms.  The  contract  holder has the option of directing  funds to a wide variety of investment  options,  most of which invest in mutual funds.  The  investment risk on the  variable  portion  of a  contract  is  borne by the  contract  holder.  Fixed  options  with  minimum guaranteed  interest rates are also  available.  The Company bears the credit risk associated with the investments that support these fixed options.

                  Included in Separate Account  liabilities are reserves of $1,828,048 and $1,092,944 at December 31, 2002 and 2001,
                  respectively,  relating to deferred annuity investment options for which the contract holder is guaranteed a fixed rate of  return.  These  reserves  are  calculated  using the  Commissioners  Annuity  Reserve  Valuation  Method.
                  Separate  Account assets of $1,828,048 and $1,092,944 at December 31, 2002 and 2001,  respectively,  consisting of fixed maturities, equity securities,  short-term securities, cash and cash equivalents, accrued investment income, accrued liabilities and amounts due to/from the General Account are held in support of these annuity  obligations, pursuant to state regulation.

                  Included in the general  account,  within  Reserves for Future Policy and Contract  Benefits,  is the market value adjustment associated with the guaranteed,  fixed rate investment options, assuming the market value adjustment at the reporting date.

                  Net investment  income (including net realized capital gains and losses) and interest credited to contract holders on separate account assets are not separately reflected in the Consolidated Statements of Income.

M.       Unearned Performance Credits
         ----------------------------

                  The Company  defers  certain  bonus  credits  applied to  contract  holder  deposits.  The credit is reported as a contract holder liability within separate account  liabilities and the deferred expense is reported as a component of other  assets.  As the contract  holder must keep the contract  in-force for 10 years to earn the bonus credit, the Company  amortizes  the  deferred  expense on a  straight-line  basis over 10 years.  If the  contract  holder surrenders the contract or the contract holder dies prior to the end of 10 years,  the bonus credit is returned to the  Company.  This  component  of the bonus  credit  is  amortized  in  proportion  to  expected  surrenders  and mortality.  As of December  31, 2002 and 2001,  the  unearned  performance  credit  asset was $83,288 and $89,234, respectively.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         N.       Estimates
                  ---------

                  The  preparation of financial  statements in conformity with U.S. GAAP requires that management make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial  statements and the reported  amounts of revenues and expenses during the reporting  period.  The more  significant  estimates and assumptions are related to deferred  acquisition costs and involve  estimates of future policy lapses,  investment returns and maintenance expenses.  Actual results could differ from those estimates.

3.       INVESTMENTS

         The  amortized  cost,  gross  unrealized  gains and losses and fair value of fixed  maturities  and  investments  in equity securities  as of December  31,  2002 and 2001 are shown  below.  All  securities  held at December  31, 2002 and 2001 were publicly traded.

         Investments in fixed maturities as of December 31, 2002 consisted of the following:

                                                                     Gross          Gross
                                                    Amortized     Unrealized     Unrealized
                                                      Cost           Gains         Losses       Fair Value
                                                      ----           -----         ------       ----------
         U.S. Government obligations              $    270,969   $    15,658       $    (78)   $    286,549
         Obligations of state and political
           subdivisions                                    253             9             (1)            261
         Corporate securities                          108,200         3,631            (40)        111,791
                                                  ------------   -----------       --------    ------------
              Totals                              $    379,422   $    19,298       $   (119)   $    398,601
                                                  ============   ===========       ========    ============

         The amortized  cost and fair value of fixed  maturities,  by  contractual  maturity,  at December 31, 2002 are shown below.
         Actual maturities may differ from contractual maturities due to call or prepayment provisions.

                                                       Amortized
                                                          Cost      Fair Value
                                                          ----      ----------
         Due in one year or less                      $    12,793   $    12,884
         Due after one through five years                 165,574       171,830
         Due after five through ten years                 186,609       198,913
         Due after ten years                               14,446        14,974
                                                      -----------   -----------
           Total                                      $   379,422   $   398,601
                                                      ===========   ===========

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

3.       INVESTMENTS (continued)

         Investments in fixed maturities as of December 31, 2001 consisted of the following:

                                                                     Gross          Gross
                                                    Amortized     Unrealized     Unrealized
                                                      Cost           Gains         Losses       Fair Value
                                                      ----           -----         ------       ----------
         U.S. Government obligations                 $198,136         $2,869          $(413)      $200,592
         Obligations of state and political
           subdivisions                                   252              8              -            260
         Corporate securities                         158,494          4,051           (566)       161,979
                                                   ----------        -------         ------     ----------
              Totals                                 $356,882         $6,928          $(979)      $362,831
                                                     ========         ======          =====       ========

         Proceeds from sales of fixed  maturities  during 2002,  2001 and 2000 were $367,213,  $386,816 and $302,632,  respectively.
         Proceeds from maturities during 2002, 2001 and 2000 were $50, $4,000 and $1,104, respectively.

         The cost, gross unrealized gains/losses and fair value of investments in equity securities at December 31 are shown below:

                                                           Gross          Gross
                                                        Unrealized     Unrealized        Fair
                                            Cost           Gains         Losses          Value
                                            ----           -----         ------          -----
         2002                             $ 52,017         $ 136        $    (384)     $ 51,769
         2001                             $  49,886        $ 122        $ (4,925)      $ 45,083

         Net realized  investment  gains  (losses),  determined on a specific  identification  basis,  were as follows for the years ended December 31:

                                                          2002          2001           2000
                                                          ----          ----           ----
         Fixed maturities:
           Gross gains                                $    8,213      $  8,849       $  1,002
           Gross losses                                   (4,468)       (4,387)        (3,450)

         Investment in equity securities:
           Gross gains                                        90           658          1,913
           Gross losses                                  (13,451)       (4,192)          (153)
                                                      ----------      --------       --------

              Totals                                  $   (9,616)     $    928       $   (688)
                                                      ==========      ========       ========

         During  2002,  the  Company  determined  that  certain  amounts  of its  investment  in equity  securities  were other than temporarily impaired and, accordingly, recorded a loss of $3,769.

         As of December  31, 2002,  the Company did not own any  investments  in fixed  maturity  securities  whose  carrying  value exceeded 10% of the Company's equity.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

3.       INVESTMENTS (continued)

         As of December 31, 2002, the following fixed maturities were restricted in compliance with regulatory requirements:

         Security                                                      Fair Value
         --------                                                      ----------
         U.S. Treasury Note, 6.25%, February 2003                           $4,345
         U.S. Treasury Note, 3.00%, November 2003                              183
         Puerto Rico Commonwealth, 4.60%, July 2004                            210
         Puerto Rico Commonwealth, 4.875%, July 2023                            52

4.       FAIR VALUES OF FINANCIAL INSTRUMENTS

         The methods and assumptions used to determine the fair value of financial instruments are as follows:

         Fair values of fixed  maturities  with active markets are based on quoted market prices.  For fixed  maturities  that trade in less active markets, fair values are obtained from an independent pricing service.

         Fair values of equity securities are based on quoted market prices.

         The fair value of derivative instruments is determined based on the current value of the underlying index.

         The carrying  value of cash and cash  equivalents  (cost)  approximates  fair value due to the  short-term  nature of these investments.

         The carrying value of policy loans approximates fair value.

         Fair value of future fees payable to ASI are determined on a discounted  cash flow basis,  using best estimate  assumptions of lapses, mortality, free withdrawals and a long-term fund growth rate of 8% on the Company's assets under management.

         The  carrying  value of  short-term  borrowings  (cost)  approximates  fair  value  due to the  short-term  nature of these liabilities.

         Fair value of surplus  notes are  determined  based on a discounted  cash flow basis with a projected  payment of principal and all accrued interest at the maturity date (see Note 14 for payment restrictions).

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

4.       FAIR VALUES OF FINANCIAL INSTRUMENTS (continued)

         The fair values and carrying values of financial instruments at December 31, 2002 and 2001 are as follows:

                                                   December 31, 2002                December 31, 2001
                                                   -----------------                -----------------
                                             Fair Value     Carrying Value    Fair Value     Carrying Value
                                           -------------- ------------------ ------------- ------------------
                                           -------------- ------------------ ------------- ------------------
        Assets
        ------
        Fixed Maturities                         $398,601           $398,601      $362,831           $362,831
        Equity Securities                          51,769             51,769        45,083             45,083
        Derivative Instruments                     10,370             10,370         5,525              5,525
        Policy Loans                                7,559              7,559         6,559              6,559

        Liabilities
        -----------
        Future Fees Payable to ASI                429,773            708,249       546,357            799,472
        Short-term Borrowing                       10,000             10,000        10,000             10,000
        Surplus Notes and accrued
           interest of $29,230 and
           $25,829 in 2002 and 2001,
           respectively                           140,777            139,230       174,454            169,829

5.       NET INVESTMENT INCOME

         The sources of net investment income for the years ended December 31 were as follows:

                                                          2002          2001           2000
                                                          ----          ----           ----
         Fixed maturities                              $  18,015     $  18,788      $  13,502
         Cash and cash equivalents                         1,116           909          5,209
         Equity securities                                   809           622             99
         Policy loans                                        403           244             97
                                                      ----------    ----------     ----------
         Total investment income                          20,343        20,563         18,907
         Investment expenses                                (711)         (437)          (312)
                                                      ----------    ----------     ----------
         Net investment income                         $19,632       $  20,126      $  18,595
                                                       ========      ========= ==   =========

6.       INCOME TAXES

         The significant components of income tax expense for the years ended December 31 were as follows:

                                                            2002          2001         2000
                                                            ----          ----         ----
         Current tax benefit                            $    (3,739)   $  (39,047)  $   (29,244)
         Deferred tax expense, excluding operating
           loss carryforwards                                35,915        60,587        60,023
         Deferred tax benefit for operating and
           capital loss carryforwards                      (134,986)      (14,372)            -
                                                        -----------    ----------   -----------
              Total income tax (benefit) expense        $  (102,810)   $    7,168   $    30,779
                                                        ===========    ==========   ===========

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                           Notes to Consolidated Financial Statements (continued)

6.       INCOME TAXES (continued)

         Deferred tax assets (liabilities) include the following at December 31:

                                                           2002          2001
                                                           ----          ----
         Deferred tax assets:
           GAAP to tax reserve differences             $   165,348   $   241,503
           Future fees payable to ASI                       21,475        63,240
           Deferred compensation                            20,603        20,520
           Net operating loss carry forward                147,360        14,372
           Other                                             6,530        17,276
                                                       -----------   -----------
              Total deferred tax assets                    361,316       356,911
                                                       -----------   -----------

         Deferred tax liabilities:
           Deferred acquisition costs, net                (312,933)     (404,758)
           Net unrealized gains on fixed
              maturity securities                           (6,713)       (2,082)
           Other                                            (3,464)       (5,051)
                                                       -----------   -----------
              Total deferred tax liabilities              (323,110)     (411,891)
                                                       -----------   -----------
                Net deferred tax asset (liability)     $    38,206   $   (54,980)
                                                       ===========   ===========

         In  accordance  with SFAS 109, the Company has  performed an analysis of its deferred tax assets to assess  recoverability.
         Looking at a variety of items,  most  notably,  the timing of the reversal of  temporary  items and future  taxable  income projections, the Company determined that no valuation allowance is needed.

         The income tax (benefit)  expense was different from the amount computed by applying the federal  statutory tax rate of 35%
         to pre-tax income from continuing operations as follows:

                                                                   2002            2001           2000
                                                                   ----            ----           ----
         (Loss) income before taxes
           Domestic                                           $   (265,361)   $   42,886      $   98,136
           Foreign                                                  (2,706)       (2,619)         (2,540)
                                                              ------------    ----------      ----------
           Total                                                  (268,067)       40,267          95,596
           Income tax rate                                              35%           35%             35%
                                                              -------------   -----------     -----------
         Tax (benefit) expense at federal statutory income
           tax rate                                                (93,823)       14,093          33,459

         Tax effect of:
           Dividend received deduction                             (12,250)       (8,400)         (7,350)
           Losses of foreign subsidiary                                947           917             889
           Meals and entertainment                                     603           603             841
           State income taxes                                            -           (62)           (524)
           Federal provision to return differences                     709          (177)          3,235
           Other                                                     1,004           194             229
                                                              ------------    ----------      ----------
              Income tax (benefit) expense                    $   (102,810)   $    7,168      $   30,779
                                                              ============    ==========      ==========

         The Company's net operating loss carry  forwards,  totaling  approximately  $421,029  (pre-tax) at December 31, 2002,  will expire in 2016 and 2017.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

7.       COST ALLOCATION AGREEMENTS WITH AFFILIATES

Certain operating costs (including rental of office space, furniture, and equipment) have been charged to the Company at cost by American
         Skandia Information Services and Technology Corporation ("ASIST"), an affiliated company.  ASLAC signed a written service agreement with ASIST for these services executed and approved by the Connecticut Insurance Department in 1995.  This
         agreement automatically continues in effect from year to year and may be terminated by either party upon 30 days written notice.  The Company has also paid and charged operating costs to several of its affiliates.  The total cost to the
         Company for these items was $8,177, $6,179 and $13,974 in 2002, 2001 and 2000, respectively.  Income received for these items was approximately $13,052, $13,166 and $11,186 in 2002, 2001 and 2000, respectively.

         Allocated  depreciation  expense  was  $7,440,  $8,764 and $9,073 in 2002,  2001 and 2000,  respectively.  Allocated  lease expense was $5,808,  $6,517 and $5,606 in 2002, 2001 and 2000,  respectively.  Allocated sub-lease rental income,  recorded as a reduction to lease  expense,  was $738,  $30 and $0 in 2002,  2001 and 2000,  respectively.  Assuming that the written service  agreement  between ASLAC and ASIST continues  indefinitely,  ASLAC's  allocated  future minimum lease payments and sub-lease receipts per year and in aggregate as of December 31, 2002 are as follows:

                                                                       Lease         Sub-Lease
                                                                       -----         ---------
                                  2003                            $     4,847      $     1,616
                                  2004                                  5,275            1,773
                                  2005                                  5,351            1,864
                                  2006                                  5,328            1,940
                                  2007                                  5,215            1,788
                                  2008 and thereafter                  19,629            7,380
                                                                  -----------      -----------
                                  Total                           $    45,645      $    16,361
                                                                  ===========      ===========

         Beginning in 1999, the Company was reimbursed by ASM for certain  distribution  related costs  associated with the sales of business through an investment firm where ASM serves as an introducing  broker dealer.  Under this agreement,  the expenses reimbursed  were  $8,255,  $6,610  and $6,064 in 2002,  2001 and 2000,  respectively.  As of  December  31,  2002 and 2001, amounts receivable under this agreement were approximately $458 and $639, respectively.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO ASI

         In a series of  transactions  with ASI,  the  Company  transferred  certain  rights to receive a portion of future fees and contract charges expected to be realized on designated blocks of deferred annuity contracts.

         The proceeds from the transfers  have been recorded as a liability  and are being  amortized  over the remaining  surrender charge period of the  designated  contracts  using the interest  method.  The Company did not transfer the right to receive future fees and charges after the expiration of the surrender charge period.

         In connection  with these  transactions,  ASI,  through  special purpose  trusts,  issued  collateralized  notes in private placements, which are secured by the rights to receive future fees and charges purchased from the Company.

         Under the terms of the securitization  purchase agreements,  the rights transferred provide for ASI to receive a percentage
         (60%, 80% or 100% depending on the underlying  commission  option) of future  mortality and expense  charges and contingent deferred  sales  charges,  after  reinsurance,  expected to be realized over the remaining  surrender  charge period of the designated  contracts  (generally 6 to 8 years).  The liability for future fees payable to ASI at the balance sheet date is based on the consideration  received less principal repayments  according to amortization  schedules that were developed at the inception of the  transactions.  If actual  mortality and expense  charges and  contingent  deferred  sales charges are less than those projected in the original  amortization  schedules,  calculated on a transaction by transaction  basis, ASI has no  recourse  against  the  Company.  As  account  values  associated  with the  designated  contracts  have  declined, consistent  with the overall  decline in the equity  markets,  current  mortality and expense  charges have been lower than expected on certain  transactions and it is likely that future mortality and expense charges,  on those same  transactions, will be lower than originally  projected.  As a result,  the ultimate cash flows  associated with these  transactions  that will transfer to ASI may be lower than the current carrying amount of the liability (see Note 4).

         On April 12, 2002, the Company  entered into a new  securitization  purchase  agreement with ASI. This  transaction  covers designated  blocks of business issued from November 1, 2000 through  December 31, 2001. The estimated  present value of the transaction at April 12, 2002, using a discount rate of 6.00%, was $101,713.

         Payments,  representing  fees and charges in the  aggregate  amount,  of $186,810,  $207,731 and $219,523  were made by the
         Company to ASI in 2002,  2001 and 2000,  respectively.  Related  interest  expense of $828,  $59,873  and  $70,667 has been included in the consolidated statements of income for 2002, 2001 and 2000, respectively.

         The  Commissioner of the State of Connecticut has approved the transfer of future fees and charges;  however,  in the event that the  Company  becomes  subject to an order of  liquidation  or  rehabilitation,  the  Commissioner  has the ability to restrict the payments due to ASI,  into a restricted  account,  under the Purchase  Agreement  subject to certain terms and conditions.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO ASI (continued)

         The present values of the transactions as of the respective effective date were as follows:

                              Closing      Effective        Contract Issue        Discount       Present
           Transaction         Date          Date               Period              Rate          Value
           -----------         ----          ----               ------              ----          -----

             1996-1           12/17/96        9/1/96        1/1/94 - 6/30/96        7.5%          $50,221
             1997-1            7/23/97        6/1/97        3/1/96 - 4/30/97        7.5%           58,767
             1997-2           12/30/97       12/1/97        5/1/95 - 12/31/96       7.5%           77,552
             1997-3           12/30/97       12/1/97        5/1/96 - 10/31/97       7.5%           58,193
             1998-1            6/30/98        6/1/98        1/1/97 - 5/31/98        7.5%           61,180
             1998-2           11/10/98       10/1/98        5/1/97 - 8/31/98        7.0%           68,573
             1998-3           12/30/98       12/1/98        7/1/96 - 10/31/98       7.0%           40,128
             1999-1            6/23/99        6/1/99        4/1/94 - 4/30/99        7.5%          120,632
             1999-2           12/14/99       10/1/99       11/1/98 - 7/31/99        7.5%          145,078
             2000-1            3/22/00        2/1/00        8/1/99 - 1/31/00        7.5%          169,459
             2000-2            7/18/00        6/1/00        2/1/00 - 4/30/00        7.25%          92,399
             2000-3           12/28/00       12/1/00        5/1/00 - 10/31/00       7.25%         107,291
             2000-4           12/28/00       12/1/00        1/1/98 - 10/31/00       7.25%         107,139
             2002-1            4/12/02        3/1/02       11/1/00 - 12/31/01       6.00%         101,713

         Payments of future fees  payable to ASI,  according  to original  amortization  schedules,  as of December  31, 2002 are as follows:

                                          Year         Amount
                                          ----         ------

                                          2003      $   186,854
                                          2004          171,093
                                          2005          147,902
                                          2006          117,761
                                          2007           66,270
                                          2008           18,369
                                                    -----------
                                          Total     $   708,249
                                                    ===========

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

9.       LEASES

The Company entered into an eleven year lease agreement for office space in Westminster, Colorado, effective January 1, 2001.  Lease expense for 2002 and 2001 was $2,583 and $1,602, respectively.  Sub-lease rental income was $227 in 2002 and $0 in 2001.
         Future minimum lease payments and sub-lease receipts per year and in aggregate as of December 31, 2002 are as follows:

                                                                       Lease           Sub-Lease
                                                                       -----           ---------
                                   2003                          $    1,913         $      426
                                   2004                               1,982                455
                                   2005                               2,050                500
                                   2006                               2,050                533
                                   2007                               2,050                222
                                   2008 and thereafter                8,789                  0
                                                                 ----------         ----------
                                   Total                         $   18,834         $    2,136
                                                                 ==========         ==========

10.      RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Statutory basis shareholder's equity was $279,957 and $226,780 at December 31, 2002 and 2001, respectively.

The Company incurred statutory basis net losses in 2002 of $192,474 due primarily to significant declines in the equity markets, increasing
         GMDB reserves calculated on a statutory basis.  Statutory basis net losses for 2001 were $121,957, as compared to income of $11,550 in 2000.

Under various state insurance laws, the maximum amount of dividends that can be paid to shareholders without prior approval of the state insurance department is subject to restrictions relating to statutory surplus and net gain from operations.  For 2003, no amounts may be distributed without prior approval.

11.      STATUTORY ACCOUNTING PRACTICES

The Company prepares its statutory basis financial statements in accordance with accounting practices prescribed by the State of Connecticut
         Insurance Department.  Prescribed statutory accounting practices include publications of the National Association of
         Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules.

         The NAIC adopted the  Codification  of Statutory  Accounting  Principles  (Codification)  in March 1998. The effective date for  codification  was January 1, 2001. The Company's  state of domicile,  Connecticut,  has adopted  codification  and the
         Company has made the  necessary  changes in its  statutory  accounting  and  reporting  required  for  implementation.  The overall impact of adopting  codification in 2001 was a one-time,  cumulative change in accounting benefit recorded directly in statutory surplus of $12,047.

         In addition,  during 2001,  based on a  recommendation  from the State of  Connecticut  Insurance  Department,  the Company
         changed its statutory method of accounting for its

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

11.      STATUTORY ACCOUNTING PRACTICES (continued)

         liability  associated  with  securitized  variable  annuity  fees.  Under the new method of  accounting,  the liability for securitized  fees is  established  consistent  with the method of  accounting  for the liability  associated  with variable annuity fees ceded under  reinsurance  contracts.  This equates to the  statutory  liability  at any  valuation  date being equal to the  Commissioners  Annuity  Reserve  Valuation  Method (CARVM) offset related to the securitized  contracts.  The impact of this change in accounting,  representing  the difference in the liability  calculated under the old method versus the new  method as of January 1, 2001,  was  reported  as a  cumulative  effect of change in  accounting  benefit  recorded directly in statutory surplus of approximately $20,215.

         In 2001,  the Company,  in agreement  with the  Connecticut  Insurance  Department,  changed its reserving  methodology  to recognize free partial  withdrawals  and to reserve on a  "continuous"  rather than  "curtate"  basis.  The impact of these changes,  representing  the difference in reserves  calculated  under the new methods versus the old methods,  was recorded directly to surplus as changes in reserves on account of valuation  basis.  This resulted in an increase to the  unassigned deficit of approximately $40,511.

         Effective January 1, 2002, the Company adopted  Statement of Statutory  Accounting  Principles No. 82,  "Accounting for the
         Costs of Computer  Software  Developed or Obtained for Internal Use and Web Site  Development  Costs" ("SSAP 82").  SSAP 82
         requires the  capitalization  of certain costs incurred in connection with  developing or obtaining  internal use software.
         Prior to the adoption of SSAP 82, the Company  expensed all internal use software  related  costs as incurred.  The Company has  identified  and  capitalized  $5,935 of costs  associated  with  internal  use  software  as of January 1, 2002 and is amortizing the applicable  costs on a  straight-line  basis over a three year period.  The costs  capitalized as of January
         1, 2002 resulted in a direct increase to surplus.  Amortization expense for the year ended December 31, 2002 was $757.

12.      EMPLOYEE BENEFITS

The Company has a 401(k) plan for which substantially all employees are eligible.  Under this plan, the Company provides a 50% match on employees' contributions up to 6% of an employee's salary (for an aggregate match of up to 3% of the employee's salary).  Additionally, the Company may contribute additional amounts based on profitability of the Company and certain of its affiliates.  Expenses related to this program in 2002, 2001 and 2000 were $719, $2,738 and $3,734, respectively.
         Company contributions to this plan on behalf of the participants were $921, $2,549 and $4,255 in 2002, 2001 and 2000, respectively.

         The  Company  has a  deferred  compensation  plan,  which is  available  to the field  marketing  staff and  certain  other employees.  Expenses  related  to this  program  in 2002,  2001 and 2000 were  $3,522,  $1,615  and  $1,030,  respectively.
         Company  contributions  to this plan on behalf of the participants  were $5,271,  $1,678 and $2,134 in 2002, 2001 and 2000, respectively.

         The Company and certain  affiliates  cooperatively  have a  long-term  incentive  program  under which units are awarded to executive  officers and other  personnel.  The Company and certain  affiliates  also have a profit sharing  program,  which benefits all employees

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

12.      EMPLOYEE BENEFITS (continued)

         below the  officer  level.  These  programs  consist of  multiple  plans with new plans  instituted  each year.  Generally, participants  must remain  employed by the Company or its affiliates at the time such units are payable in order to receive any payments  under the programs.  The accrued  liability  representing  the value of these units was $7,083 and $13,645 as of December 31, 2002 and 2001,  respectively.  Expenses  (income)  related to these programs in 2002,  2001 and 2000,  were
         $1,471,  ($9,842) and $2,692,  respectively.  Payments under these programs were $8,033,  $8,377 and $13,697 in 2002,  2001 and 2000, respectively.

13.      FINANCIAL REINSURANCE

The Company cedes insurance to other insurers in order to fund the cash strain generated from commission costs on current sales and to limit its risk exposure.  The Company uses modified coinsurance reinsurance arrangements whereby the reinsurer shares in the experience of a specified book of business.  These reinsurance transactions result in the Company receiving from the reinsurer an upfront ceding commission on the book of business ceded in exchange for the reinsurer receiving in the future, the future fees generated from that book of business.  Such transfer does not relieve the Company of its primary liability and, as such, failure of reinsurers to honor their obligation could result in losses to the Company.  The
         Company reduces this risk by evaluating the financial condition and credit worthiness of reinsurers.

         The effect of reinsurance for the 2002, 2001 and 2000 was as follows:

        2002                                                            Gross          Ceded           Net
        ----                                                            -----          -----           ---
        Annuity and life insurance charges and fees                 $   406,272     $   (36,268)  $   370,004
        Return credited to contract owners                          $     5,221     $       (25)  $     5,196
        Underwriting, acquisition and other insurance
        expenses (deferal of acquisition costs)                     $   154,588     $    34,140   $   188,728
        Amortization of deferred acquisition costs                  $   542,945     $   (32,886)  $   510,059

        2001
        ----
        Annuity and life insurance charges and fees                 $   430,914     $   (42,218)  $   388,696
        Return credited to contract owners                          $     5,704     $        92   $     5,796
        Underwriting, acquisition and other insurance
        expenses (deferral of acquisition costs)                    $   163,677     $    33,078   $   196,755
        Amortization of deferred acquisition costs                  $   231,290     $    (7,243)  $   224,047

        2000
        ----
        Annuity and life insurance charges and fees                 $   473,318     $   (48,740)  $   424,578
        Return credited to contract owners                          $     8,540     $       (77)  $     8,463
        Underwriting, acquisition and other insurance
        expenses (deferral of acquisition costs)                    $   108,399     $    42,198   $   150,597
        Amortization of deferred acquisition costs                  $   205,174     $   (20,558)  $   184,616

         In December 2000, the Company entered into a modified  coinsurance  agreement with SICL covering  certain  contracts issued since January 1996.  The impact of this treaty to the

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

13.      FINANCIAL REINSURANCE (continued)

         Company was pre-tax (loss) income of ($4,137),  $8,394 and $23,341 in 2002,  2001 and 2000,  respectively.  At December 31,
         2002 and 2001, $675 and $1,137, respectively, was receivable from SICL under this agreement.

14.      SURPLUS NOTES

         The Company has issued  surplus notes to ASI in exchange for cash.  Surplus notes  outstanding  as of December 31, 2002 and
         2001, and interest expense for 2002, 2001 and 2000 were as follows:

                                                 Liability as of
                                                 December 31,                Interest Expense
                                   Interest                                  For the Years
         Note Issue Date           Rate          2002          2001          2002         2001         2000
         ----------------------    ---------     ----------    ----------    ---------    ---------    ---------
         ----------------------    ---------     ----------

         February 18, 1994         7.28%         -             -             -            -            732
         March 28, 1994            7.90%         -             -             -            -            794
         September 30, 1994        9.13%         -             -             -            1,282        1,392
         December 19, 1995         7.52%         -             10,000        520          763          765
         December 20, 1995         7.49%         -             15,000        777          1,139        1,142
         December 22, 1995         7.47%         -             9,000         465          682          684
         June 28, 1996             8.41%         40,000        40,000        3,411        3,411        3,420
         December 30, 1996         8.03%         70,000        70,000        5,699        5,699        5,715
                                                 ----------    ----------    ---------    ---------    ---------
                                                 ----------    ----------    ---------    ---------    ---------

         Total                                   $110,000      $144,000      $10,872      $12,976      $14,644
                                                 ==========    ==========    =========    =========    =========

         On September 6, 2002,  surplus notes for $10,000,  dated December 19, 1995,  $15,000,  dated December 20, 1995, and $9,000, dated  December 22, 1995,  were repaid.  On December 3, 2001, a surplus note,  dated  September  30, 1994,  for $15,000 was repaid.  On December 27, 2000,  surplus  notes for $10,000,  dated  February 18, 1994,  and $10,000,  dated March 28, 1994, were repaid.  All surplus notes mature seven years from the issue date.

         Payment of interest and repayment of principal  for these notes is subject to certain  conditions  and require  approval by the  Insurance  Commissioner  of  the  State  of  Connecticut.  At  December  31,  2002  and  2001,  $29,230  and  $25,829,
         respectively, of accrued interest on surplus notes was not permitted for payment under these criteria.

15.      SHORT-TERM BORROWING

The Company had a $10,000 short-term loan payable to ASI at December 31, 2002 and 2001 as part of a revolving loan agreement.  The loan had an interest rate of 1.97% and matured on January 13, 2003.  The loan was subsequently rolled over with a new interest rate of 1.82% and a new maturity date of March 13, 2003.  The loan was further extended to April 30, 2003 and a new interest rate of 1.71%.  The total related interest expense to the Company was $271, $522 and $687 in 2002, 2001 and
         2000, respectively.  Accrued interest payable was $10 and $113 as of December 31, 2002 and 2001, respectively.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

15.      SHORT-TERM BORROWING (continued)

         On January 3, 2002,  the Company  entered into a $150,000  credit  facility  with ASI. This credit  facility  terminates on
         December  31, 2005 and bears  interest at the offered  rate in the London  interbank  market  (LIBOR) plus 0.35 percent per annum for the  relevant  interest  period.  Interest  expense  related  to these  borrowings  was $2,243 for the year ended
         December 31, 2002.  As of December 31, 2002, no amount was outstanding under this credit facility.

16.      CONTRACT WITHDRAWAL PROVISIONS

Approximately 99% of the Company's separate account liabilities are subject to discretionary withdrawal by contract owners at market value or with market value adjustment.  Separate account assets, which are carried at fair value, are adequate to pay such withdrawals, which are generally subject to surrender charges ranging from 10% to 1% for contracts held less than 10 years.

17.      RESTRUCTURING CHARGES

         On March 22, 2001 and  December 3, 2001,  the  Company  announced  separate  plans to reduce  expenses to better  align its operating  infrastructure  with  the  current  investment  market  environment.  As part of the two  plans,  the  Company's workforce was reduced by approximately  140 positions and 115 positions,  respectively,  affecting  substantially all areas of the Company.  Estimated  pre-tax  severance  benefits of $8,500 have been charged  against  2001  operations  related to these  reductions.  These  charges  have  been  reported  in the  Consolidated  Statements  of  Income  as a  component  of
         Underwriting,  Acquisition  and Other  Insurance  Expenses.  As of December 31, 2002 and 2001, the remaining  restructuring liability, relating primarily to the December 3, 2001 plan, was $12 and $4,104, respectively.

18.      COMMITMENTS AND CONTINGENT LIABILITIES

         In recent years, a number of annuity  companies have been named as defendants in class action lawsuits  relating to the use of variable  annuities as funding  vehicles for tax- qualified  retirement  accounts.  The Company is currently a defendant in one such lawsuit.  A purported  class action  complaint was filed in the United States  District  Court for the Southern
         District of New York on December  12,  2002,  by Diane C. Donovan  against the Company and certain of its  affiliates  (the
         "Donovan  Complaint").  The  Donovan  Complaint  seeks  unspecified  compensatory  damages and  injunctive  relief from the
         Company  and  certain of its  affiliates.  The Donovan  Complaint  claims  that the  Company and certain of its  affiliates violated  federal  securities laws in marketing  variable  annuities.  This litigation is in the  preliminary  stages.  The
         Company believes this action is without merit, and intends to vigorously defend against this action.

         The  Company is also  involved  in other  lawsuits  arising,  for the most part,  in the  ordinary  course of its  business operations.  While the outcome of these other  lawsuits  cannot be  determined  at this time,  after  consideration  of the defenses  available  to the  Company,  applicable  insurance  coverage and any related  reserves  established,  these other lawsuits are not expected to result in liability for amounts material to the financial  condition of the Company,  although it may adversely affect results of operations in future periods.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

18.      COMMITMENTS AND CONTINGENT LIABILITIES (continued)

         As  discussed  previously,  on December  19,  2002,  SICL entered  into a  definitive  purchase  agreement  (the  "Purchase
         Agreement") to sell its ownership interest in the Company and certain affiliates to Prudential  Financial for approximately
         $1.265  billion.  The closing of this  transaction,  which is  conditioned  upon  certain  customary  regulatory  and other approvals and conditions, is expected in the second quarter of 2003.

         The purchase  price that was agreed to between SICL and  Prudential  Financial was based on a September 30, 2002  valuation of the Company and certain  affiliates.  As a result,  assuming the  transaction  closes,  the  economics of the  Company's business from  September 30, 2002 forward will inure to the benefit or detriment of Prudential  Financial.  Included in the
         Purchase Agreement,  SICL has agreed to indemnify  Prudential  Financial for certain liabilities that may arise relating to periods prior to September 30, 2002. These  liabilities  generally include market conduct  activities,  as well as contract and regulatory compliance (referred to as "Covered Liabilities").

         Related to the  indemnification  provisions  contained in the Purchase  Agreement,  SICL has signed, for the benefit of the
         Company,  an indemnity letter,  effective December 19, 2002, to make the Company whole for certain Covered Liabilities that come to  fruition  during  the period  beginning  December  19,  2002 and ending  with the close of the  transaction.  This indemnification  effectively  transfers  the risk  associated  with  those  Covered  Liabilities  from the  Company to SICL concurrent with the signing of the definitive purchase agreement rather than waiting until the transaction closes.

19.      SEGMENT REPORTING

         Assets under management and sales for products other than variable  annuities have not been  significant  enough to warrant full segment  disclosures as required by SFAS 131,  "Disclosures about Segments of an Enterprise and Related  Information,"
         and the Company does not  anticipate  that they will be so in the future due to changes in the Company's  strategy to focus on its core variable annuity business.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

20.      QUARTERLY FINANCIAL DATA (UNAUDITED)

The following table summarizes information with respect to the operations of the Company on a quarterly basis:

                                                                      Three Months Ended
                                                  ----------------------------------------------------------
                          2002                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance revenues*    $   118,797   $    126,614   $    115,931   $    108,488
        Net investment income                           4,965          4,714          5,128          4,825
        Net realized capital losses                    (1,840)        (1,584)        (2,327)        (3,863)
                                                  -----------   ------------   ------------   ------------
        Total revenues                                121,922        129,744        118,732        109,450
        Benefits and expenses*                        112,759        160,721        323,529        150,906
                                                  -----------   ------------   ------------   ------------
        Pre-tax net income (loss)                       9,163        (30,977)      (204,797)       (41,456)
        Income tax expense (benefit)                    1,703        (11,746)       (72,754)       (20,013)
                                                  -----------   ------------   ------------   ------------
        Net income (loss)                         $     7,460   $    (19,231)  $   (132,043)  $    (21,443)
                                                  ===========   ============   ============   ============

         *        For the quarters ended March 31, 2002 and June 30, 2002,  the Company had  overstated  premiums ceded in revenues.
                  The above  presentation  reflects  an equal and  offsetting  reclassification  of these  amounts to  benefits  and expenses with no net income impact.

                                                                      Three Months Ended
                                                  ----------------------------------------------------------
                          2001                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance revenues***  $   130,885   $    128,465   $    122,708   $    119,604
        Net investment income**                         5,381          4,997          5,006          4,742
        Net realized capital gains (losses)             1,902            373            376         (1,723)
                                                  -----------   ------------   ------------   ------------
        Total revenues                                138,168        133,835        128,090        122,623
        Benefits and expenses**  ***                  122,729        110,444        123,307        125,969
                                                  -----------   ------------   ------------   ------------
        Pre-tax net income (loss)                      15,439         23,391          4,783         (3,346)
        Income tax expense (benefit)                    4,034          7,451           (480)        (3,837)
                                                  -----------   ------------   -------------  ------------
        Net income                                $    11,405   $     15,940   $      5,263   $        491
                                                  ===========   ============   ============   ============

         **       For the quarters ended March 31, 2001,  June 30, 2001 and September 30, 2001, the Company had reported  investment performance  associated  with its  derivatives  as net  investment  income.  The  above  presentation  reflects  a reclassification of these amounts to benefits and expenses.
         ***      For the quarters  ended  September 30, 2001 and December 31, 2001,  the Company had  overstated  premiums ceded in revenues.  The above presentation  reflects an equal and offsetting  reclassification of these amounts to benefits and expenses with no net income impact.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

20.      QUARTERLY FINANCIAL DATA (UNAUDITED) (continued)

                 ****     For    the    quarters
                          ended March 31,  2000,
                          June     30,     2000,
                          September   30,   2000
                          and    December    31,
                          2000,  the Company had
                          reported    investment
                          performance
                          associated   with  its
                          derivatives   as   net
                          investment     income.
                          The              above
                          presentation  reflects
                          a reclassification  of
                          these    amounts    to
                          benefits           and
                          expenses.

                       APPENDIX G
           FINANCIAL STATEMENTS FOR AMERICAN
           SKANDIA LIFE ASSURANCE CORPORATION
                   SEPARATE ACCOUNT F

                                          Report of Independent Auditors

To the Contractowners of
     American Skandia Life Assurance Corporation
     Variable Account F and the
     Board of Directors and Shareholder of
     American Skandia Life Assurance Corporation

We have  audited the  accompanying  statement of assets and  liabilities  and  contractowners'  equity of the sixty sub-accounts  of American  Skandia Life  Assurance  Corporation  Variable  Account F,  referred to in Note 1, as of
December 31, 2002,  and the related  statements of operations  and  statements of changes in net assets for each of the three years in the period then ended.  These  financial  statements  are the  responsibility  of the  Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance  with  auditing  standards  generally  accepted in the United  States.  Those standards  require that we plan and perform the audit to obtain  reasonable  assurance  about whether the financial statements are free of material  misstatement.  An audit includes examining,  on a test basis,  evidence supporting the amounts and disclosures in the financial  statements.  Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence  with fund managers,  or by other appropriate  auditing procedures where replies from fund managers were not received.  An audit also includes assessing the accounting  principles used and significant estimates made by management,  as well as evaluating the overall financial statement  presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our  opinion,  the  financial  statements  referred to above  present  fairly,  in all  material  respects,  the financial  position of the sixty  sub-accounts of American Skandia Life Assurance  Corporation  Variable Account F,
referred  to in Note 1, as of  December  31,  2002 and the  results of its  operations  and the  changes in its net assets for each of the three years in the period then ended,  in conformity with  accounting  principles  generally accepted in the United States.

                                                                                /s/ Ernst & Young LLP

Hartford, Connecticut
March 25, 2003

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENT OF ASSETS, LIABILITIES AND CONTRACTOWNER'S EQUITY
AS OF DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------      -----------------------------------------------------------------------------------------------------------

                                    ASSETS                                                                                                 LIABILITIES

Investment in mutual funds, at market value ( Note 2 ):
      American Skandia Trust ( AST ):                                                                                 Payable to American Skandia Life Assurance Corporation                                            $ 65,349
            Alger All-Cap Growth Portfolio - 458,820 shares ( cost $2,659,290)                      $ 1,679,282       Payable to Evergreen Variable Annuity Trust                                                            198
            Alliance/Bernstein Growth + Value Portfolio - 28,939 shares ( cost $235,821)                209,806       Payable to Invesco Variable Investment Funds                                                         2,428
            Alliance Growth Portfolio - 243,135 shares ( cost $2,245,092)                             1,641,163       Payable to ProFunds VP                                                                               8,173
            Alliance Growth & Income Portfolio - 360,422 shares ( cost $6,593,397)                    4,890,923       Payable to Prudential Series Fund, Inc.                                                                 15
            American Century Income and Growth Portfolio - 215,342 shares ( cost $2,721,266)          2,026,368       Payable to Rydex Variable Trust                                                                        215
            American Century International Growth I Portfolio - 161,439 shares ( cost $1,637,020)     1,582,104
                                                                                                                                                                                                                 ----------------
            American Century Startegic Balanced Portfolio - 103,044 shares ( cost $1,318,084)         1,147,909                                 Total Liabilities                                                       $ 76,378
            Cohen & Steers Real Estate Portfolio -119,020 shares ( cost $1,243,726)                   1,196,156
            DeAm Bond Portfolio - 8,566 shares ( cost $89,601)                                           92,256
            DeAm Global Allocation Portfolio - 160,019 shares ( cost $1,892,915)                      1,500,979
            DeAm International Equity Portfolio - 108,844 shares ( cost $970,573)                       912,116                             NET ASSETS
            DeAm Large-Cap Growth Portfolio - 3,455 shares ( cost $27,578)                               26,745                                                                                       Unit
            DeAm Large-Cap Value Portfolio -71,965 shares ( cost $631,438)                              564,928       Contractowners' Equity                                        Units             Value
            DeAm Small-Cap Growth Portfolio - 249,601 shares ( cost $1,733,002)                       1,290,440
            DeAm Small-Cap Value Portfolio - 10,858 shares ( cost $96,112)                               84,150              AST - Alger All-Cap Growth Portfolio                        475,076          $ 3.53     $ 1,679,282
            Federated Aggressive Growth Portfolio - 23,442 shares ( cost $147,265)                      119,083              AST - Alliance/Bernstein Growth + Value Portfolio            29,344            7.15         209,806
            Federated High Yield Bond Portfolio - 290,928 shares ( cost $2,219,184)                   2,295,424              AST - Alliance Growth Portfolio                             223,920            7.33       1,641,163
            Gabelli All-Cap Value Portfolio - 132,587 shares ( cost $1,216,398)                       1,030,203              AST - Alliance Growth & Income Portfolio                    539,867            9.06       4,890,923
            Gabelli Small-Cap Value Portfolio -227,921 shares ( cost $2,913,013)                      2,641,600              AST - American Century Income & Growth Portfolio            259,067            7.82       2,026,368
            Goldman Sachs Concentrated Growth Portfolio - 296,426 shares ( cost $7,087,040)           4,953,270              AST - American Century International Growth I Portfolio     217,142            7.29       1,582,104
            Goldman Sachs Mid-Cap Growth Portfolio - 201,791 shares ( cost $874,566)                    581,158              AST - American Century Strategic Balanced Portfolio         115,587            9.93       1,147,909
            Goldman Sachs Small-Cap Value Portfolio -149,500 shares ( cost $2,197,983)                1,937,521              AST - Cohen & Steers Real Estate Portfolio                  103,361           11.57       1,196,156
            Invesco Capital Income Portfolio - 246,610 shares ( cost $3,603,836)                      3,094,957              AST - DeAm Bond Portfolio                                     8,633           10.69          92,256
            Lord Abbett Bond Debenture Portfolio - 87,866 shares ( cost $859,612)                       884,811              AST - DeAm Global Allocation Portfolio                      176,793            8.49       1,500,979
            Marsico Capital Growth Portfolio - 513,649 shares ( cost $8,062,492)                      6,019,972              AST - DeAm International Equity Portfolio                   142,458            6.40         912,116
            MFS Global Equity Portfolio - 49,358 shares ( cost $434,565)                                398,814              AST - DeAm Large-Cap Growth Portfolio                         3,482            7.68          26,745
            MFS Growth Portfolio - 284,536 shares ( cost $2,622,911)                                  1,690,145              AST - DeAm Large-Cap Value Portfolio                         73,527            7.68         564,928
            MFS Growth with Income Portfolio - 99,000 shares ( cost $815,259)                           687,061              AST - DeAm Small-Cap Growth Portfolio                       208,373            6.19       1,290,440
            Money Market Portfolio - 15,459,324 shares ( cost $15,459,324)                           15,459,324              AST - DeAm Small-Cap Value Portfolio                         10,943            7.69          84,150
            Neuberger & Berman Mid-Cap Growth Portfolio - 242,289 shares ( cost $3,284,088)           2,275,095              AST - Federated Aggressive Growth Portfolio                  23,881            4.99         119,083
            Neuberger & Berman Mid-Cap Value Portfolio - 294,052 shares ( cost $4,321,675)            3,849,136              AST - Federated High Yield Bond Portfolio                   265,985            8.63       2,295,424
            PBHG Small-Cap Growth Portfolio - 95,372 shares ( cost $1,688,102)                          992,827              AST - Gabelli All-Cap Value Portfolio                       135,033            7.63       1,030,203
            PIMCO Limited Maturity Bond Portfolio - 264,414 shares ( cost $2,917,752)                 3,003,749              AST - Gabelli Small-Cap Value Portfolio                     270,886            9.75       2,641,600
            PIMCO Total Return Bond Portfolio - 713,133 shares ( cost $8,322,028)                     8,728,750              AST - Goldman Sachs Concentrated Growth Portfolio           759,035            6.53       4,953,270
            Sanford Bernstein Core Value Portfolio - 60,507 shares ( cost $595,154)                     530,644              AST - Goldman Sachs Mid-Cap Growth Portfolio                208,020            2.79         581,158
            Sanford Bernstein Mgd Index 500 Portfolio - 317,178 shares ( cost $3,216,545)             2,775,303              AST - Goldman Sachs Small-Cap Value Portfolio               153,296           12.64       1,937,521
            Strong International Equity Portfolio -137,331 shares ( cost $1,675,674)                  1,678,190              AST - Invesco Capital Income Portfolio                      360,107            8.59       3,094,957
            T. Rowe Price Asset Allocation Portfolio - 47,178 shares ( cost $685,260)                   601,046              AST - Lord Abbett Bond Debenture Portfolio                   86,432           10.24         884,811
            T. Rowe Price Global Bond Portfolio - 49,432 shares ( cost $520,181)                        548,696              AST - Marsico Capital Growth Portfolio                      655,734            9.18       6,019,972
            T. Rowe Price Natural Resources Portfolio - 54,262 shares ( cost $720,100)                  735,786              AST - MFS Global Equity Portfolio                            51,134            7.80         398,814
            William Blair International Growth Portfolio -127,434 shares ( cost $1,858,395)             950,656              AST - MFS Growth Portfolio                                  295,259            5.72       1,690,145
      Evergreen Funds (Evergreen):                                                                                           AST - MFS Growth with Income Portfolio                      102,106            6.73         687,061
            VA Global Leaders Fund - 27,569 shares ( cost $325,974)                                     270,727              AST - Money Market Portfolio                              1,358,892           11.38      15,459,324
            VA Omega Fund - 77 shares ( cost $868)                                                          831              AST - Neuberger & Berman Mid-Cap Growth Portfolio           314,984            7.22       2,275,095
            VA Special Equity Fund - 43,483 shares ( cost $389,886)                                     308,730              AST - Neuberger & Berman Mid-Cap Value Portfolio            353,337           10.89       3,849,136
      Invesco Variable Investment Funds ( INVESCO ):                                                                         AST - PBHG Small-Cap Growth Portfolio                       132,463            7.50         992,827
            VIF Dynamics Fund - 86,708 shares ( cost $1,058,638)                                        740,486              AST - PIMCO Limited Maturity Bond Portfolio                 237,929           12.62       3,003,749
            VIF Financial Services Fund - 126,063 shares ( cost $1,512,675)                           1,323,666              AST - PIMCO Total Return Bond Portfolio                     661,070           13.20       8,728,750
            VIF Health Sciences Fund - 117,566 shares ( cost $1,959,090)                            $ 1,616,527              AST - Sanford Bernstein Core Value Portfolio                 61,498          $ 8.63       $ 530,644
            VIF Technology Fund - 121,501 shares ( cost $1,596,152)                                     992,667              AST - Sanford Bernstein Managed Index 500 Portfolio         332,949            8.34       2,775,303
            VIF Telecommunications Fund - 110,175 shares ( cost $544,449)                               301,879              AST - Strong International Equity Portfolio                 239,170            7.02       1,678,190
      Montgomery Variable Series ( Montgomery ):                                                                             AST - T. Rowe Price Asset Allocation Portfolio               62,516            9.61         601,046
            Emerging Markets Portfolio - 48,102 shares ( cost $304,069)                                 313,143              AST - T. Rowe Price Global Bond Portfolio                    48,389           11.34         548,696
      ProFunds VP (ProFunds):                                                                                                AST - T. Rowe Price Natural Resources Portfolio              60,813           12.10         735,786
            VP Bear - 6,638 shares ( cost $288,436)                                                     280,724              AST - William Blair International Growth Portfolio          136,925            6.94         950,656
            VP Bull Plus - 9,460 shares ( cost $144,537)                                                137,263              Evergreen - VA Global Leaders Fund                           38,168            7.09         270,727
            VP Europe 30 - 4,486 shares ( cost $86,656)                                                  80,785              Evergreen - VA Omega Fund                                       123            6.75             831
            VP OTC - 32,163 shares ( cost $406,860)                                                     346,070              Evergreen - VA Special Equity Fund                           43,546            7.09         308,730
            VP Ultra OTC - 278,846 shares ( cost $428,972)                                              418,269              INVESCO - VIF Dynamics Fund                                 125,025            5.92         740,486
            VP Ultra Small Cap - 9,118 shares ( cost $143,556)                                          133,488              INVESCO - VIF Financial Services Fund                       122,854           10.77       1,323,666
      Prudential Series Funds, Inc (Prudential):                                                                             INVESCO - VIF Health Sciences Fund                          169,082            9.56       1,616,527
            SP Jennison International Growth -3,711 shares ( cost $16,234)                               15,551              INVESCO - VIF Technology Fund                               290,034            3.42         992,667
      Rydex Variable Trust (Rydex):                                                                                          INVESCO - VIF Telecommunications Fund                       126,455            2.39         301,879
            Nova - 19,985 shares ( cost $193,195)                                                       103,523              Montgomery - Emerging Markets Portfolio                      44,511            7.04         313,143
            OTC - 7,615 shares ( cost $68,208)                                                           68,914              ProFunds - VP Bear                                           20,329           13.81         280,724
            Ursa - 14,416 shares ( cost $112,683)                                                       109,126              ProFunds - VP Bull Plus                                      29,028            4.73         137,263
                                                                                                                             ProFunds - VP Europe 30                                      14,851            5.44          80,785
                                                                                --------------------------------
                          Total Invested Assets                                                    $ 94,870,914              ProFunds - VP OTC                                            98,696            3.51         346,070
                                                                                                                             ProFunds - VP Ultra OTC                                     536,299            0.78         418,269
                                                                                                                             ProFunds - VP Ultra Small-Cap                                25,853            5.16         133,488
Receivable from American Skandia Trust                                                                 $ 76,093              Prudential - SP Jennison International Growth                 2,747            5.66          15,551
Receivable from Montgomery Variable Series                                                                  285              Rydex - Nova Fund                                            23,861            4.34         103,523
                                                                                --------------------------------
                          Total Receivables                                                            $ 76,378              Rydex - OTC Fund                                             26,568            2.59          68,914
                                                                                                                             Rydex - Ursa Fund                                             7,490           14.57         109,126

                                                                                                                                                                                                                 ----------------
                                                                                                                                                                                                                 ----------------
                                                                                                                                                Total Contractowners' Equity                                        $ 94,870,914

                                                                                --------------------------------                                                                                                 ----------------
                          Total Assets                                                             $ 94,947,292                                 Total Liabilities & Contractowner's Equity                          $ 94,947,292
                                                                                ================================                                                                                                 ================

----------------------------------------------------------------------------------------------------------------      -----------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            AAF              AAF           AST - Alger                                    AST - Alger                     AST - Alger                        AST - Alliance/Bernstein
                                                                              Total                                        Growth        Mid-Cap Growth          All-Cap Growth                              Growth                             Mid-Cap Growth                    Growth + Value
                                                                         -------------------------------------------   ---------------  ---------------------------------------------------------------  ----------------------------   -------------------------------   -------------------------------
                                                                         -------------------------------------------------------------  ---------------   ---------------------------------------------  ------------------------------------------------------------------------------------------------
                                                                            Year Ended     Year Ended    Year Ended     Jan. 1 thru      Jan. 1 thru        Year Ended     Year Ended     Year Ended       Jan.1 thru   * Nov. 11 thru    Jan.1 thru     * Nov. 11 thru     Year Ended     * May 1 thru
                                                                          Dec. 31, 2002   Dec. 31, 2001 Dec. 31, 2000  Nov. 11, 2000 ** Nov. 11, 2000 **  Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000   Feb. 16, 2001 **Dec. 31, 2000  Feb. 16, 2001 **  Dec. 31, 2000    Dec. 31, 2002  Dec. 31, 2001
                                                                         --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                         -------------------------------------------   ---------------  ---------------   ---------------------------------------------  ----------------------------   -------------------------------   -------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                               $ 1,118,172  $ 1,220,938    $ 695,199               $ -              $ -               $ -            $ -            $ -         $ 11,974          $ -            $ 4,988            $ -              $ 128            $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)      (4,223,560)  (3,492,564)    (615,742)          (24,579)         (14,384)          (95,087)      (103,980)        (4,508)         (11,876)      (1,432)            (8,740)          (986)           (20,207)          (664)
                                                                         -------------------------------------------   ---------------  ---------------   ---------------------------------------------  ----------------------------   -------------------------------   -------------------------------
                                                                         -------------------------------------------   ---------------  ---------------   ---------------------------------------------  ----------------------------   -------------------------------   -------------------------------
NET INVESTMENT INCOME (LOSS)                                                   (3,105,388)  (2,271,626)      79,457           (24,579)         (14,384)          (95,087)      (103,980)        (4,508)              98       (1,432)            (3,752)          (986)           (20,079)          (664)
                                                                         -------------------------------------------   ---------------  ---------------   ---------------------------------------------  ----------------------------   -------------------------------   -------------------------------
                                                                         -------------------------------------------   ---------------  ---------------   ---------------------------------------------  ----------------------------   -------------------------------   -------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                        101,609,199  118,515,863   83,551,486         2,709,072        1,864,479           609,778        712,469        201,126        2,191,502       42,117          1,664,510         36,321            336,514         40,009
   Cost of Securities Sold                                                    111,942,201  136,407,424   83,482,125         3,060,288        1,836,443           883,413      1,058,527        252,731        2,279,416       42,595          1,678,153         38,727            399,917         40,474
                                                                         -------------------------------------------   ---------------  ---------------   ---------------------------------------------  ----------------------------   -------------------------------   -------------------------------
                                                                         -------------------------------------------   ---------------  ---------------   ---------------------------------------------  ----------------------------   -------------------------------   -------------------------------
       Net Gain (Loss)                                                        (10,333,002) (17,891,561)      69,361          (351,216)          28,036          (273,635)      (346,058)       (51,605)         (87,914)        (478)           (13,643)        (2,406)           (63,403)          (465)

   Short-Term Capital Gain Distributions Received                                 458,997      934,599            -                 -                -                 -              -              -                -            -                  -              -                528              -
   Long-Term Capital Gain Distributions Received                                  438,109    1,925,505    2,199,594           299,471          162,551                 -              -              -                -            -                  -              -                  -              -
                                                                         -------------------------------------------   ---------------  ---------------   ---------------------------------------------  ----------------------------   -------------------------------   -------------------------------
                                                                         -------------------------------------------   ---------------  ---------------   ---------------------------------------------  ----------------------------   -------------------------------   -------------------------------
NET REALIZED GAIN (LOSS)                                                       (9,435,896) (15,031,457)   2,268,955           (51,745)         190,587          (273,635)      (346,058)       (51,605)         (87,914)        (478)           (13,643)        (2,406)           (62,875)          (465)

UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                         (8,386,824)  (9,562,580)   4,296,648           220,860           98,673          (277,226)      (228,704)             -         (106,815)           -            (37,158)             -              2,277              -
   End of Period                                                              (17,123,540)  (8,386,824)  (9,562,580)                -                -          (980,008)      (277,226)      (228,704)               -     (106,815)                 -        (37,158)           (26,015)         2,277
                                                                         -------------------------------------------   ---------------  ---------------   ---------------------------------------------  ----------------------------   -------------------------------   -------------------------------
                                                                         -------------------------------------------   ---------------  ---------------   ---------------------------------------------  ----------------------------   -------------------------------   -------------------------------

NET UNREALIZED GAIN (LOSS)                                                     (8,736,716)   1,175,756  (13,859,228)         (220,860)         (98,673)         (702,782)       (48,522)      (228,704)         106,815     (106,815)            37,158        (37,158)           (28,292)         2,277
                                                                         -------------------------------------------   ---------------  ---------------   ---------------------------------------------  ----------------------------   -------------------------------   -------------------------------
                                                                         -------------------------------------------   ---------------  ---------------   ---------------------------------------------  ----------------------------   -------------------------------   -------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             $ (21,278,000)$(16,127,327)$(11,510,816)       $ (297,184)        $ 77,530      $ (1,071,504)    $ (498,560)    $ (284,817)        $ 18,999   $ (108,725)          $ 19,763      $ (40,550)        $ (111,246)       $ 1,148
                                                                         ===========================================   ===============  ===============   =============================================  ============================   ===============================   ===============================
                                                                         ===========================================   ===============  ===============   =============================================  ============================   ===============================   ===============================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                 AST - Alliance                                    AST - Alliance                                AST - American Century                         AST - American Century                         AST - American Century            AST - American Century
                                                                             Growth                                                Growth & Income                                  Income & Growth                             International Growth I                        International Growth II              Strategic Balanced
                                                                         ------------------------------------------------  ------------------------------------------------   ---------------------------------------------   ------------------------------------------   -------------------------------   ------------------------------------------------
                                                                         ------------------------------------------------  ------------------------------------------------   ---------------------------------------------   ------------------------------------------   -------------------------------   ------------------------------------------------
                                                                           Year Ended     Year Ended       Year Ended        Year Ended      Year Ended      Year Ended         Year Ended    Year Ended     Year Ended        Year Ended    Year Ended    Year Ended        Jan. 1 thru     Year Ended        Year Ended      Year Ended      Year Ended
                                                                         Dec. 31, 2002   Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 2002   Dec. 31, 2001   Dec. 31, 2000     Dec. 31, 2002  Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2002Dec. 31, 2001   Dec. 31, 2000   Sep. 24, 2001 **  Dec. 31, 2000    Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000
                                                                         ------------------------------------------------  ------------------------------------------------   ---------------------------------------------   -------------------------------------------------------------------------------------------------------------------------------
                                                                         ------------------------------------------------  ------------------------------------------------   ---------------------------------------------   ------------------------------------------   -------------------------------   ------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                     $ -             $ -              $ -          $ 43,380        $ 30,377        $ 14,497          $ 20,977      $ 14,393         $ 4,779             $ -        $ 5,059           $ -              $ 907          $ 189           $ 26,858       $ 11,584          $ 5,667
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)       (80,549)        (78,119)          (9,958)         (222,860)       (159,688)        (23,260)          (85,147)      (82,597)        (15,828)        (74,312)       (60,697)       (4,711)            (3,734)        (1,701)           (45,314)       (28,576)          (5,801)
                                                                         ------------------------------------------------  ------------------------------------------------   ---------------------------------------------   ------------------------------------------   -------------------------------   ------------------------------------------------
                                                                         ------------------------------------------------  ------------------------------------------------   ---------------------------------------------   ------------------------------------------   -------------------------------   ------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                    (80,549)        (78,119)          (9,958)         (179,480)       (129,311)         (8,763)          (64,170)      (68,204)        (11,049)        (74,312)       (55,638)       (4,711)            (2,827)        (1,512)           (18,456)       (16,992)            (134)
                                                                         ------------------------------------------------  ------------------------------------------------   ---------------------------------------------   ------------------------------------------   -------------------------------   ------------------------------------------------
                                                                         ------------------------------------------------  ------------------------------------------------   ---------------------------------------------   ------------------------------------------   -------------------------------   ------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                          627,680         536,678        1,385,045         1,093,644       1,569,455         691,151           300,773       445,654         380,933       3,123,459      2,207,029     6,028,724            150,965         35,256            212,311        109,868           57,687
   Cost of Securities Sold                                                    1,313,670       1,098,370        1,302,465         1,538,956       1,711,504         748,646           402,914       531,494         394,651       3,529,876      2,549,523     6,082,750            262,981         35,917            260,029        122,517           58,562
                                                                         ------------------------------------------------  ------------------------------------------------   ---------------------------------------------   ------------------------------------------   -------------------------------   ------------------------------------------------
                                                                         ------------------------------------------------  ------------------------------------------------   ---------------------------------------------   ------------------------------------------   -------------------------------   ------------------------------------------------
       Net Gain (Loss)                                                         (685,990)       (561,692)          82,580          (445,312)       (142,049)        (57,495)         (102,141)      (85,840)        (13,718)       (406,417)      (342,494)      (54,026)          (112,016)          (661)           (47,718)       (12,649)            (875)

   Short-Term Capital Gain Distributions Received                                     -         358,687                -           160,306          84,674               -                 -             -               -               -              -             -                  -              -                  -          5,728                -
   Long-Term Capital Gain Distributions Received                                      -          71,159           27,410           115,585         315,034         167,805                 -             -          51,314               -         77,175         6,202             34,720          9,072                  -          9,203           22,235
                                                                         ------------------------------------------------  ------------------------------------------------   ---------------------------------------------   ------------------------------------------   -------------------------------   ------------------------------------------------
                                                                         ------------------------------------------------  ------------------------------------------------   ---------------------------------------------   ------------------------------------------   -------------------------------   ------------------------------------------------
NET REALIZED GAIN (LOSS)                                                       (685,990)       (131,846)         109,990          (169,421)        257,659         110,310          (102,141)      (85,840)         37,596        (406,417)      (265,319)      (47,824)           (77,296)         8,411            (47,718)         2,282           21,360

UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                         (607,681)       (439,355)          64,908          (303,445)        101,524          66,445          (278,246)     (180,702)         41,505        (102,805)        22,061        15,664            (25,434)        11,355            (61,807)       (25,785)          18,724
   End of Period                                                               (603,929)       (607,681)        (439,355)       (1,702,473)       (303,445)        101,524          (694,899)     (278,246)       (180,702)        (54,916)      (102,805)       22,061                  -        (25,434)          (170,175)       (61,807)         (25,785)
                                                                         ------------------------------------------------  ------------------------------------------------   ---------------------------------------------   ------------------------------------------   -------------------------------   ------------------------------------------------
                                                                         ------------------------------------------------  ------------------------------------------------   ---------------------------------------------   ------------------------------------------   -------------------------------   ------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                        3,752        (168,326)        (504,263)       (1,399,028)       (404,969)         35,072          (416,653)      (97,544)       (222,208)         47,889       (124,866)        6,397             25,434        (36,789)          (108,368)       (36,022)         (44,509)
                                                                         ------------------------------------------------  ------------------------------------------------   ---------------------------------------------   ------------------------------------------   -------------------------------   ------------------------------------------------
                                                                         ------------------------------------------------  ------------------------------------------------   ---------------------------------------------   ------------------------------------------   -------------------------------   ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              $ (762,787)     $ (378,291)      $ (404,231)     $ (1,747,929)     $ (276,621)      $ 136,619        $ (582,964)   $ (251,588)     $ (195,661)     $ (432,840)    $ (445,823)    $ (46,138)         $ (54,689)     $ (29,890)        $ (174,542)     $ (50,732)       $ (23,283)
                                                                         ================================================  ================================================   =============================================   ==========================================   ===============================   ================================================
                                                                         ================================================  ================================================   =============================================   ==========================================   ===============================   ================================================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                             AST - Cohen & Steers                       AST - DeAm              AST - DeAm Global                                AST - DeAm International                AST - DeAm                AST - DeAm                            AST - DeAm
                                                                          Real Estate                                      Bond            Allocation                                       Equity                                     Large-Cap Growth         Large-Cap Value                              Small-Cap Growth
                                                                         ------------------------------------------  ------------------   --------------------------------------------  -------------------------------------------   --------------------------------------------------------------   ------------------------------------------
                                                                         --------------------------------------------------------------   --------------------------------------------------------------------------------------------------------------  ---------------------------------------------------------------------------------------
                                                                          Year Ended     Year Ended     Year Ended     * May 1 thru        Year Ended      Year Ended      Year Ended     Year Ended     Year Ended     Year Ended      * May 1 thru        Year Ended    Year Ended   * Oct. 23 thru    Year Ended     Year Ended   Year Ended
                                                                         Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000    Dec. 31, 2002      Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000  Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000    Dec. 31, 2002     Dec. 31, 2002  Dec. 31, 2001  Dec. 31, 2000  Dec. 31, 2002  Dec. 31, 2001  Dec. 31, 2000
                                                                         --------------------------------------------------------------   --------------------------------------------------------------------------------------------------------------  ---------------------------------------------------------------------------------------
                                                                         ------------------------------------------  ------------------   --------------------------------------------  -------------------------------------------   ------------------  ------------------------------------------   ------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                               $ 21,057       $ 14,856      $ 2,213                 $ -         $ 54,758         $ 33,879      $ 9,305              $ -            $ -          $ -                  $ -          $ 1,979          $ 67          $ -               $ -            $ -         $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)      (48,803)       (23,300)      (2,455)               (755)         (67,687)         (65,395)      (9,203)         (43,685)       (44,105)      (7,517)                 (69)         (24,529)      (11,353)           -           (74,063)       (75,491)     (9,643)
                                                                         ------------------------------------------  ------------------   --------------------------------------------  -------------------------------------------   ------------------  ------------------------------------------   ------------------------------------------
                                                                         ------------------------------------------  ------------------   --------------------------------------------  -------------------------------------------   ------------------  ------------------------------------------   ------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                   (27,746)        (8,444)        (242)               (755)         (12,929)         (31,516)         102          (43,685)       (44,105)      (7,517)                 (69)         (22,550)      (11,286)           -           (74,063)       (75,491)     (9,643)
                                                                         ------------------------------------------  ------------------   --------------------------------------------  -------------------------------------------   ------------------  ------------------------------------------   ------------------------------------------
                                                                         ------------------------------------------  ------------------   --------------------------------------------  -------------------------------------------   ------------------  ------------------------------------------   ------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                         598,543      1,052,977      250,197               5,415          366,252          483,126      252,123        2,089,044        311,396    2,251,888                   69          464,765       238,471            2           433,333      1,537,700     517,782
   Cost of Securities Sold                                                     576,078      1,038,200      228,750               5,360          515,444          587,249      241,996        2,526,780        544,424    2,482,944                   70          529,507       246,953            2           637,665      2,435,744     633,920
                                                                         ------------------------------------------  ------------------   --------------------------------------------  -------------------------------------------   ------------------  ------------------------------------------   ------------------------------------------
                                                                         ------------------------------------------  ------------------   --------------------------------------------  -------------------------------------------   ------------------  ------------------------------------------   ------------------------------------------
       Net Gain (Loss)                                                          22,465         14,777       21,447                  55         (149,192)        (104,123)      10,127         (437,736)      (233,028)    (231,056)                  (1)         (64,742)       (8,482)           -          (204,332)      (898,044)   (116,138)

   Short-Term Capital Gain Distributions Received                                    -              -            -                   -                -                -            -                -              -            -                    -                -             -            -                 -        190,709           -
   Long-Term Capital Gain Distributions Received                                     -              -            -                   -                -                -       31,346                -              -       36,342                    -                -             -            -                 -        108,190       2,158
                                                                         ------------------------------------------  ------------------   --------------------------------------------  -------------------------------------------   ------------------  ------------------------------------------   ------------------------------------------
                                                                         ------------------------------------------  ------------------   --------------------------------------------  -------------------------------------------   ------------------  ------------------------------------------   ------------------------------------------
NET REALIZED GAIN (LOSS)                                                        22,465         14,777       21,447                  55         (149,192)        (104,123)      41,473         (437,736)      (233,028)    (194,714)                  (1)         (64,742)       (8,482)           -          (204,332)      (599,145)   (113,980)

UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                          15,369         46,609        1,684                   -         (209,305)         (91,615)      32,730         (345,156)      (209,380)      25,093                    -          (16,032)           26            -          (205,497)      (286,577)      1,404
   End of Period                                                               (47,570)        15,369       46,609               2,655         (391,937)        (209,305)     (91,615)         (58,457)      (345,156)    (209,380)                (833)         (66,511)      (16,032)          26          (442,563)      (205,497)   (286,577)
                                                                         ------------------------------------------  ------------------   --------------------------------------------  -------------------------------------------   ------------------  ------------------------------------------   ------------------------------------------
                                                                         ------------------------------------------  ------------------   --------------------------------------------  -------------------------------------------   ------------------  ------------------------------------------   ------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                     (62,939)       (31,240)      44,925               2,655         (182,632)        (117,690)    (124,346)         286,699       (135,776)    (234,473)                (833)         (50,479)      (16,058)          26          (237,066)        81,080    (287,981)
                                                                         ------------------------------------------  ------------------   --------------------------------------------  -------------------------------------------   ------------------  ------------------------------------------   ------------------------------------------
                                                                         ------------------------------------------  ------------------   --------------------------------------------  -------------------------------------------   ------------------  ------------------------------------------   ------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              $ (68,220)     $ (24,907)    $ 66,130             $ 1,955       $ (344,753)      $ (253,329)   $ (82,771)      $ (194,722)    $ (412,909)  $ (436,704)              $ (903)      $ (137,771)    $ (35,826)        $ 26        $ (515,461)    $ (593,556) $ (411,604)
                                                                         ==========================================  ==================   ============================================  ===========================================   ==================  ==========================================   ==========================================
                                                                         ==========================================  ==================   ============================================  ===========================================   ==================  ==========================================   ==========================================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                            AST - DeAm               AST - Federated                               AST - Federated                                AST - Gabelli                                  AST - Gabelli                           AST - Goldman Sachs
                                                                         Small-Cap Value            Aggressive Growth                              High Yield Bond                         All-Cap Value                                        Small-Cap Value                          Concentrated Growth
                                                                         -----------------   ---------------------------------------------   --------------------------------------------  --------------------------------------------   -----------------------------------------   ---------------------------------------
                                                                         -----------------   ---------------------------------------------   --------------------------------------------  --------------------------------------------   -----------------------------------------   ---------------------------------------
                                                                           * May 1 thru        Year Ended      Year Ended    * Oct. 23 thru    Year Ended    Year Ended     Year Ended       Year Ended    Year Ended   * Oct. 23 thru     Year Ended    Year Ended    Year Ended      Year Ended   Year Ended   Year Ended
                                                                          Dec. 31, 2002      Dec. 31, 2002   Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001 Dec. 31, 2000    Dec. 31, 2002  Dec. 31, 2001 Dec. 31, 2000     Dec. 31, 2002 Dec. 31, 2001 Dec. 31, 2000   Dec. 31, 2002Dec. 31, 2001Dec. 31, 2000
                                                                         -----------------   ---------------------------------------------   ------------------------------------------------------------------------------------------   -----------------------------------------   ---------------------------------------
                                                                         -----------------   ---------------------------------------------   ------------------------------------------------------------------------------------------   -----------------------------------------   ---------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                       $ -               $ -             $ 18          $ -         $ 153,523     $ 115,548       $ 65,466          $ 9,742         $ 116            $ -         $ 10,409       $ 5,506      $ 1,685        $ 43,959          $ -     $ 10,736
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)          (1,220)           (9,040)          (2,026)           -           (80,943)      (54,591)        (8,523)         (57,931)      (37,565)            (1)        (114,298)      (59,720)      (5,236)       (291,844)    (352,116)    (114,711)
                                                                         -----------------   ---------------------------------------------   ------------------------------------------------------------------------------------------   -----------------------------------------   ---------------------------------------
                                                                         -----------------   ---------------------------------------------   ------------------------------------------------------------------------------------------   -----------------------------------------   ---------------------------------------
NET INVESTMENT INCOME (LOSS)                                                       (1,220)           (9,040)          (2,008)           -            72,580        60,957         56,943          (48,189)      (37,449)            (1)        (103,889)      (54,214)      (3,551)       (247,885)    (352,116)    (103,975)
                                                                         -----------------   ---------------------------------------------   ------------------------------------------------------------------------------------------   -----------------------------------------   ---------------------------------------
                                                                         -----------------   ---------------------------------------------   ------------------------------------------------------------------------------------------   -----------------------------------------   ---------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                             27,345           154,943          372,310            -         4,122,713     3,712,882        262,251          911,733     1,465,531            620        1,976,413     1,562,454    2,380,121       1,576,598    9,052,831    6,477,710
   Cost of Securities Sold                                                         30,682           175,091          378,330            -         4,281,016     3,965,334        298,345        1,126,240     1,551,481            620        2,033,858     1,558,327    2,327,867       2,443,658   14,962,816    6,456,959
                                                                         -----------------   ---------------------------------------------   ------------------------------------------------------------------------------------------   -----------------------------------------   ---------------------------------------
                                                                         -----------------   ---------------------------------------------   ------------------------------------------------------------------------------------------   -----------------------------------------   ---------------------------------------
       Net Gain (Loss)                                                             (3,337)          (20,148)          (6,020)           -          (158,303)     (252,452)       (36,094)        (214,507)      (85,950)             -          (57,445)        4,127       52,254        (867,060)  (5,909,985)      20,751

   Short-Term Capital Gain Distributions Received                                       -               561                -            -                 -             -              -                -           122              -                -         7,379            -               -            -            -
   Long-Term Capital Gain Distributions Received                                        -                 -                -            -                 -             -              -                -             -              -           38,452        48,871       14,677               -            -      698,720
                                                                         -----------------   ---------------------------------------------   ------------------------------------------------------------------------------------------   -----------------------------------------   ---------------------------------------
                                                                         -----------------   ---------------------------------------------   ------------------------------------------------------------------------------------------   -----------------------------------------   ---------------------------------------
NET REALIZED GAIN (LOSS)                                                           (3,337)          (19,587)          (6,020)           -          (158,303)     (252,452)       (36,094)        (214,507)      (85,828)             -          (18,993)       60,377       66,931        (867,060)  (5,909,985)     719,471

UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                  -             3,704                -            -            14,896      (104,939)         4,070           10,558           109              -           41,903        44,664        3,427        (678,196)  (3,239,494)   1,467,017
   End of Period                                                                  (11,963)          (28,182)           3,704            -            76,240        14,896       (104,939)        (186,195)       10,558            109         (271,412)       41,903       44,664      (2,133,769)    (678,196)  (3,239,494)
                                                                         -----------------   ---------------------------------------------   ------------------------------------------------------------------------------------------   -----------------------------------------   ---------------------------------------
                                                                         -----------------   ---------------------------------------------   ------------------------------------------------------------------------------------------   -----------------------------------------   ---------------------------------------

NET UNREALIZED GAIN (LOSS)                                                        (11,963)          (31,886)           3,704            -            61,344       119,835       (109,011)        (196,753)       10,449            109         (313,315)       (2,761)      41,236      (1,455,573)   2,561,298   (4,706,511)
                                                                         -----------------   ---------------------------------------------   ------------------------------------------------------------------------------------------   -----------------------------------------   ---------------------------------------
                                                                         -----------------   ---------------------------------------------   ------------------------------------------------------------------------------------------   -----------------------------------------   ---------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 $ (16,520)        $ (60,513)        $ (4,324)         $ -         $ (24,379)    $ (71,660)     $ (88,162)      $ (459,449)   $ (112,828)         $ 108       $ (436,197)      $ 3,402    $ 104,616    $ (2,570,518) $(3,700,803) $(4,091,015)
                                                                         =================   =============================================   ==========================================================================================   =========================================   =======================================
                                                                         =================   =============================================   ==========================================================================================   =========================================   =======================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                             AST - Goldman Sachs                            AST - Goldman Sachs                                AST - Invesco                                     AST - Kinetics                               AST - Lord Abbett                                 AST - Marsico
                                                                                Mid-Cap Growth                                Small-Cap Value                                  Capital Income                                Internet                                           Bond Debenture                                 Capital Growth
                                                                         -------------------------------------------   ---------------------------------------------   ------------------------------------------------   ---------------------------------------------  --------------------------------------------   ---------------------------------------------
                                                                         -------------------------------------------   ---------------------------------------------   ------------------------------------------------   -------------------------------------------------------------------------------------------------------------------------------------------
                                                                          Year Ended     Year Ended   * May 1 thru      Year Ended     Year Ended      Year Ended        Year Ended      Year Ended      Year Ended        Jan. 1 thru     Year Ended    * Oct. 23 thru   Year Ended     Year Ended    * Oct. 23 thru     Year Ended     Year Ended     Year Ended
                                                                         Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000      May 3, 2002 ** Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001  Dec. 31, 2000
                                                                         --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                         -------------------------------------------   ---------------------------------------------   ------------------------------------------------------------------------------------------------  --------------------------------------------   ---------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                    $ -          $ 446           $ -          $ 7,211             $ -            $ -           $ 81,036       $ 45,575         $ 20,571             $ 102            $ -            $ -        $ 13,698            $ 4            $ -               $ -            $ -            $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)      (31,925)       (32,285)       (2,095)        (103,067)        (46,144)        (3,516)          (124,323)      (108,281)         (16,013)             (502)        (1,237)            (1)        (18,482)        (8,603)             -          (277,036)      (236,540)       (59,139)
                                                                         -------------------------------------------   ---------------------------------------------   ------------------------------------------------------------------------------------------------  --------------------------------------------   ---------------------------------------------
                                                                         -------------------------------------------   ---------------------------------------------   ------------------------------------------------------------------------------------------------  --------------------------------------------   ---------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                   (31,925)       (31,839)       (2,095)         (95,856)        (46,144)        (3,516)           (43,287)       (62,706)           4,558              (400)        (1,237)            (1)         (4,784)        (8,599)             -          (277,036)      (236,540)       (59,139)
                                                                         -------------------------------------------   ---------------------------------------------   ------------------------------------------------------------------------------------------------  --------------------------------------------   ---------------------------------------------
                                                                         -------------------------------------------   ---------------------------------------------   ------------------------------------------------------------------------------------------------  --------------------------------------------   ---------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                         151,197        275,514        88,139          656,335       1,035,282        149,484          1,775,299      3,758,358          243,940            83,117         47,235             30         438,607        506,104              -         1,482,304      1,213,142      1,647,959
   Cost of Securities Sold                                                     347,130        570,447       109,828          711,061         917,791        128,126          1,905,849      4,105,604          248,981            85,512         50,774             34         456,971        521,646              -         2,332,882      1,485,059      1,320,732
                                                                         -------------------------------------------   ---------------------------------------------   ------------------------------------------------------------------------------------------------  --------------------------------------------   ---------------------------------------------
                                                                         -------------------------------------------   ---------------------------------------------   ------------------------------------------------------------------------------------------------  --------------------------------------------   ---------------------------------------------
       Net Gain (Loss)                                                        (195,933)      (294,933)      (21,689)         (54,726)        117,491         21,358           (130,550)      (347,246)          (5,041)           (2,395)        (3,539)            (4)        (18,364)       (15,542)             -          (850,578)      (271,917)       327,227

   Short-Term Capital Gain Distributions Received                                    -              -             -           93,908               -              -                  -              -                -                 -              -              -               -              1              -                 -              -              -
   Long-Term Capital Gain Distributions Received                                     -              -             -           68,897               -              -                  -         20,587           80,343                 -              -              -               -              -              -                 -        121,528        105,310
                                                                         -------------------------------------------   ---------------------------------------------   ------------------------------------------------------------------------------------------------  --------------------------------------------   ---------------------------------------------
                                                                         -------------------------------------------   ---------------------------------------------   ------------------------------------------------------------------------------------------------  --------------------------------------------   ---------------------------------------------
NET REALIZED GAIN (LOSS)                                                      (195,933)      (294,933)      (21,689)         108,079         117,491         21,358           (130,550)      (326,659)          75,302            (2,395)        (3,539)            (4)        (18,364)       (15,541)             -          (850,578)      (150,389)       432,537

UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                        (283,811)      (215,030)            -          101,750         100,637          6,878             86,509          2,282           26,706              (540)          (160)             -           6,853              -              -        (1,798,865)      (485,132)       743,008
   End of Period                                                              (293,409)      (283,811)     (215,030)        (260,462)        101,750        100,637           (508,880)        86,509            2,282                 -           (540)          (160)         25,199          6,853              -        (2,042,519)    (1,798,865)      (485,132)
                                                                         -------------------------------------------   ---------------------------------------------   ------------------------------------------------------------------------------------------------  --------------------------------------------   ---------------------------------------------
                                                                         -------------------------------------------   ---------------------------------------------   ------------------------------------------------------------------------------------------------  --------------------------------------------   ---------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                      (9,598)       (68,781)     (215,030)        (362,212)          1,113         93,760           (595,389)        84,227          (24,425)              540           (380)          (160)         18,346          6,853              -          (243,654)    (1,313,733)    (1,228,140)
                                                                         -------------------------------------------   ---------------------------------------------   ------------------------------------------------------------------------------------------------  --------------------------------------------   ---------------------------------------------
                                                                         -------------------------------------------   ---------------------------------------------   ------------------------------------------------------------------------------------------------  --------------------------------------------   ---------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             $ (237,456)    $ (395,553)   $ (238,814)      $ (349,989)       $ 72,460      $ 111,602         $ (769,226)    $ (305,138)        $ 55,435          $ (2,255)      $ (5,156)        $ (165)       $ (4,802)     $ (17,287)           $ -      $ (1,371,268)  $ (1,700,662)    $ (854,742)
                                                                         ===========================================   =============================================   ================================================================================================  ============================================   =============================================
                                                                         ===========================================   =============================================   ================================================================================================  ============================================   =============================================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                           AST - MFS                                    AST - MFS                                   AST - MFS                                      AST                                             AST - Neuberger & Berman                     AST - Neuberger & Berman
                                                                                Global Equity                            Growth                                       Growth with Income                              Money Market                               Mid-Cap Growth                                Mid-Cap Value
                                                                         ------------------------------------------   ------------------------------------------  -----------------------------------------   ------------------------------------------   -----------------------------------------   -------------------------------------------
                                                                         -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                          Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended    Year Ended    Year Ended     Year Ended      Year Ended    Year Ended     Year Ended     Year Ended    Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                                                         Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000  Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000  Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000  Dec. 31, 2002  Dec. 31, 2001  Dec. 31, 2000  Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000  Dec. 31, 2002  Dec. 31, 2001  Dec. 31, 2000
                                                                         -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                         ------------------------------------------   ------------------------------------------  -----------------------------------------   ------------------------------------------   -----------------------------------------   -------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                   $ 37            $ -         $ 27              $ -           $ 49          $ 6         $ 2,925         $ 524         $ 48         $ 209,219     $ 549,737    $ 420,723              $ -           $ -          $ -         $ 19,087         $ 2,724      $ 1,252
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)      (13,770)        (9,971)        (484)         (81,178)       (79,458)      (1,420)        (31,041)      (20,818)      (1,388)         (630,338)     (593,340)     (76,107)        (114,881)     (103,172)     (17,760)        (174,401)        (98,411)      (8,438)
                                                                         ------------------------------------------   ------------------------------------------  -----------------------------------------   ------------------------------------------   -----------------------------------------   -------------------------------------------
                                                                         ------------------------------------------   ------------------------------------------  -----------------------------------------   ------------------------------------------   -----------------------------------------   -------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                   (13,733)        (9,971)        (457)         (81,178)       (79,409)      (1,414)        (28,116)      (20,294)      (1,340)         (421,119)      (43,603)     344,616         (114,881)     (103,172)     (17,760)        (155,314)        (95,687)      (7,186)
                                                                         ------------------------------------------   ------------------------------------------  -----------------------------------------   ------------------------------------------   -----------------------------------------   -------------------------------------------
                                                                         ------------------------------------------   ------------------------------------------  -----------------------------------------   ------------------------------------------   -----------------------------------------   -------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                          63,718        381,698       98,988          329,970        549,584       35,912         275,407       122,261      136,554        34,648,513    40,613,871   31,721,428          676,005     1,496,630    1,637,352        1,174,963       1,556,942      564,007
   Cost of Securities Sold                                                      67,565        422,703       99,890          497,047        687,758       33,447         399,704       139,441      133,352        34,648,513    40,613,871   31,721,428        1,082,848     2,585,402    1,575,695        1,375,714       1,569,736      501,543
                                                                         ------------------------------------------   ------------------------------------------  -----------------------------------------   ------------------------------------------   -----------------------------------------   -------------------------------------------
                                                                         ------------------------------------------   ------------------------------------------  -----------------------------------------   ------------------------------------------   -----------------------------------------   -------------------------------------------
       Net Gain (Loss)                                                          (3,847)       (41,005)        (902)        (167,077)      (138,174)       2,465        (124,297)      (17,180)       3,202                 -             -            -         (406,843)   (1,088,772)      61,657         (200,751)        (12,794)      62,464

   Short-Term Capital Gain Distributions Received                                    -              -            -                -              -            -               -             -            -                 -             -            -                -        40,773            -          102,823          95,006            -
   Long-Term Capital Gain Distributions Received                                     -              -            -                -              -            -               -             -            -                 -             -            -                -       317,961       14,887           77,023          11,132        1,507
                                                                         ------------------------------------------   ------------------------------------------  -----------------------------------------   ------------------------------------------   -----------------------------------------   -------------------------------------------
                                                                         ------------------------------------------   ------------------------------------------  -----------------------------------------   ------------------------------------------   -----------------------------------------   -------------------------------------------
NET REALIZED GAIN (LOSS)                                                        (3,847)       (41,005)        (902)        (167,077)      (138,174)       2,465        (124,297)      (17,180)       3,202                 -             -            -         (406,843)     (730,038)      76,544          (20,905)         93,344       63,971

UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                           9,063         (3,678)           -         (399,933)       (36,407)       2,366         (60,126)       (5,118)         293                 -             -            -         (411,190)     (385,080)     113,016           42,787         186,537       17,291
   End of Period                                                               (35,751)         9,063       (3,678)        (932,765)      (399,933)     (36,407)       (128,198)      (60,126)      (5,118)                -             -            -       (1,008,993)     (411,190)    (385,080)        (472,539)         42,787      186,537
                                                                         ------------------------------------------   ------------------------------------------  -----------------------------------------   ------------------------------------------   -----------------------------------------   -------------------------------------------
                                                                         ------------------------------------------   ------------------------------------------  -----------------------------------------   ------------------------------------------   -----------------------------------------   -------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                     (44,814)        12,741       (3,678)        (532,832)      (363,526)     (38,773)        (68,072)      (55,008)      (5,411)                -             -            -         (597,803)      (26,110)    (498,096)        (515,326)       (143,750)     169,246
                                                                         ------------------------------------------   ------------------------------------------  -----------------------------------------   ------------------------------------------   -----------------------------------------   -------------------------------------------
                                                                         ------------------------------------------   ------------------------------------------  -----------------------------------------   ------------------------------------------   -----------------------------------------   -------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              $ (62,394)     $ (38,235)    $ (5,037)      $ (781,087)    $ (581,109)   $ (37,722)     $ (220,485)    $ (92,482)    $ (3,549)       $ (421,119)    $ (43,603)   $ 344,616     $ (1,119,527)   $ (859,320)  $ (439,312)      $ (691,545)     $ (146,093)   $ 226,031
                                                                         ==========================================   ==========================================  =========================================   ==========================================   =========================================   ===========================================
                                                                         ==========================================   ==========================================  =========================================   ==========================================   =========================================   ===========================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                          AST - PBHG                                        AST - PIMCO Limited                               AST - PIMCO                                    AST - Sanford              AST - Sanford Bernstein                             AST - Scudder
                                                                               Small-Cap Growth                                Maturity Bond                               Total Return Bond                             Bernstein Core Value              Managed Index 500                            Japan
                                                                         -------------------------------------------   --------------------------------------------   ---------------------------------------------  ------------------------------   -------------------------------------------   ---------------------------------------------
                                                                         -------------------------------------------   --------------------------------------------------------------------------------------------  ------------------------------   -------------------------------------------   ---------------------------------------------
                                                                          Year Ended     Year Ended    Year Ended        Year Ended     Year Ended      Year Ended      Year Ended    Year Ended     Year Ended        Year Ended    * May 1 thru      Year Ended     Year Ended    Year Ended       Jan. 1 thru     Year Ended   * Oct. 23 thru
                                                                         Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000    Dec. 31, 2002  Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002    Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000   May 3, 2002 ** Dec. 31, 2001  Dec. 31, 2000
                                                                         ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                         -------------------------------------------   --------------------------------------------   ---------------------------------------------  ------------------------------   -------------------------------------------   ---------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                    $ -            $ -           $ -           $ 66,222      $ 56,172      $ 39,188         $ 196,174     $ 141,102        $ 67,671            $ 879            $ -         $ 33,464       $ 20,719      $ 10,737               $ -            $ -            $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)      (59,063)       (57,050)      (25,641)          (107,452)      (42,269)       (6,652)         (270,017)     (142,569)        (16,885)         (23,690)        (2,034)        (120,927)      (107,046)      (26,031)             (187)          (321)             -
                                                                         -------------------------------------------   --------------------------------------------   ---------------------------------------------  ------------------------------   -------------------------------------------   ---------------------------------------------
                                                                         -------------------------------------------   --------------------------------------------   ---------------------------------------------  ------------------------------   -------------------------------------------   ---------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                   (59,063)       (57,050)      (25,641)           (41,230)       13,903        32,536           (73,843)       (1,467)         50,786          (22,811)        (2,034)         (87,463)       (86,327)      (15,294)             (187)          (321)             -
                                                                         -------------------------------------------   --------------------------------------------   ---------------------------------------------  ------------------------------   -------------------------------------------   ---------------------------------------------
                                                                         -------------------------------------------   --------------------------------------------   ---------------------------------------------  ------------------------------   -------------------------------------------   ---------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                         298,197        462,218       885,829          1,801,515       584,307     1,364,304         8,420,940     6,246,984       4,073,390          328,562         53,376        1,899,200      3,057,462     1,672,915            81,559        724,938        142,515
   Cost of Securities Sold                                                   1,067,796      1,190,155       602,001          1,795,115       567,408     1,366,375         8,461,386     6,123,885       4,017,574          368,463         57,624        2,299,866      3,436,065     1,692,156            80,573        722,137        141,418
                                                                         -------------------------------------------   --------------------------------------------   ---------------------------------------------  ------------------------------   -------------------------------------------   ---------------------------------------------
                                                                         -------------------------------------------   --------------------------------------------   ---------------------------------------------  ------------------------------   -------------------------------------------   ---------------------------------------------
       Net Gain (Loss)                                                        (769,599)      (727,937)      283,828              6,400        16,899        (2,071)          (40,446)      123,099          55,816          (39,901)        (4,248)        (400,666)      (378,603)      (19,241)              986          2,801          1,097

   Short-Term Capital Gain Distributions Received                                    -              -             -             19,838             -             -            66,975             -               -                -              -                -              -             -                 -              -              -
   Long-Term Capital Gain Distributions Received                                     -        242,484       245,244                  -             -             -           112,769             -               -                -              -                -         25,165       127,736                 -              -              -
                                                                         -------------------------------------------   --------------------------------------------   ---------------------------------------------  ------------------------------   -------------------------------------------   ---------------------------------------------
                                                                         -------------------------------------------   --------------------------------------------   ---------------------------------------------  ------------------------------   -------------------------------------------   ---------------------------------------------
NET REALIZED GAIN (LOSS)                                                      (769,599)      (485,453)      529,072             26,238        16,899        (2,071)          139,298       123,099          55,816          (39,901)        (4,248)        (400,666)      (353,438)      108,495               986          2,801          1,097

UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                        (977,168)    (1,336,269)      641,965             29,707        16,621        13,073            89,336        57,082           2,269           13,666              -          (85,986)      (158,818)      147,293               (45)             -              -
   End of Period                                                              (695,275)      (977,168)   (1,336,269)            85,997        29,707        16,621           406,721        89,336          57,082          (64,510)        13,666         (441,242)       (85,986)     (158,818)                -            (45)             -
                                                                         -------------------------------------------   --------------------------------------------   ---------------------------------------------  ------------------------------   -------------------------------------------   ---------------------------------------------
                                                                         -------------------------------------------   --------------------------------------------   ---------------------------------------------  ------------------------------   -------------------------------------------   ---------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                     281,893        359,101    (1,978,234)            56,290        13,086         3,548           317,385        32,254          54,814          (78,176)        13,666         (355,256)        72,832      (306,113)               45            (45)             -
                                                                         -------------------------------------------   --------------------------------------------   ---------------------------------------------  ------------------------------   -------------------------------------------   ---------------------------------------------
                                                                         -------------------------------------------   --------------------------------------------   ---------------------------------------------  ------------------------------   -------------------------------------------   ---------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             $ (546,769)    $ (183,402) $ (1,474,803)          $ 41,298      $ 43,888      $ 34,013         $ 382,840     $ 153,886       $ 161,416       $ (140,888)       $ 7,384       $ (843,385)    $ (366,933)   $ (212,912)            $ 844        $ 2,435        $ 1,097
                                                                         ===========================================   ============================================   =============================================  ==============================   ===========================================   =============================================
                                                                         ===========================================   ============================================   =============================================  ==============================   ===========================================   =============================================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                AST - Strong                               AST - T. Rowe Price                            AST - T. Rowe Price                          AST - T. Rowe Price                           AST - William Blair                          Evergreen
                                                                            International Equity                             Asset Allocation                                 Global Bond                               Natural Resources                           International Growth                              VA Global Leaders
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------------------  ------------------------------------------   ---------------------------------------------   ----------------------------------------------
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------------------  ------------------------------------------   ---------------------------------------------   ----------------------------------------------
                                                                          Year Ended    Year Ended     Year Ended       Year Ended     Year Ended     Year Ended       Year Ended     Year Ended    Year Ended      Year Ended    Year Ended    Year Ended       Year Ended     Year Ended      Year Ended        Year Ended     Year Ended      Year Ended
                                                                         Dec. 31, 2002Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000  Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 2002   Dec. 31, 2001  Dec. 31, 2000
                                                                         -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------------------  ------------------------------------------   ---------------------------------------------   ----------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                               $ 9,371        $ 2,315        $ 1,007         $ 15,462       $ 14,058        $ 7,427              $ -            $ -         $ 189         $ 8,760       $ 3,111         $ 820         $ 46,026        $ 94,852       $ 10,426           $ 2,034         $ 1,310          $ 286
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)     (75,331)       (64,516)        (8,052)         (26,518)       (19,390)        (4,575)         (16,458)        (6,696)         (380)        (31,538)      (18,142)       (1,630)         (57,394)        (70,573)       (28,891)           (9,814)         (3,560)          (287)
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------------------  ------------------------------------------   ---------------------------------------------   ----------------------------------------------
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------------------  ------------------------------------------   ---------------------------------------------   ----------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                  (65,960)       (62,201)        (7,045)         (11,056)        (5,332)         2,852          (16,458)        (6,696)         (191)        (22,778)      (15,031)         (810)         (11,368)         24,279        (18,465)           (7,780)         (2,250)            (1)
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------------------  ------------------------------------------   ---------------------------------------------   ----------------------------------------------
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------------------  ------------------------------------------   ---------------------------------------------   ----------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                     15,073,302     10,983,207      7,503,375           97,465        328,967         79,700          625,417        223,316         2,173       1,943,830       995,247       152,748          283,150         854,421        870,022            77,434          56,382        115,361
   Cost of Securities Sold                                                 15,324,148     11,489,480      7,761,826          127,653        393,518         75,530          590,143        216,579         2,343       2,029,825     1,011,199       143,040          809,869       1,573,352        592,873            91,260          69,040        114,268
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------------------  ------------------------------------------   ---------------------------------------------   ----------------------------------------------
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------------------  ------------------------------------------   ---------------------------------------------   ----------------------------------------------
       Net Gain (Loss)                                                       (250,846)      (506,273)      (258,451)         (30,188)       (64,551)         4,170           35,274          6,737          (170)        (85,995)      (15,952)        9,708         (526,719)       (718,931)       277,149           (13,826)        (12,658)         1,093

   Short-Term Capital Gain Distributions Received                                   -              -              -                -              -              -                -              -             -          14,058         6,048             -                -         144,591              -                 -               -              -
   Long-Term Capital Gain Distributions Received                                    -        152,912         64,992           19,806         47,287          2,983                -              -             -           5,577        13,458             -                -         308,345         14,607                 -               -              -
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------------------  ------------------------------------------   ---------------------------------------------   ----------------------------------------------
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------------------  ------------------------------------------   ---------------------------------------------   ----------------------------------------------
NET REALIZED GAIN (LOSS)                                                     (250,846)      (353,361)      (193,459)         (10,382)       (17,264)         7,153           35,274          6,737          (170)        (66,360)        3,554         9,708         (526,719)       (265,995)       291,756           (13,826)        (12,658)         1,093

UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                         20,401          7,073         20,893          (17,893)        (4,403)        13,540              471          2,236            40          11,129        29,726          (756)      (1,046,852)       (724,833)       432,071              (798)         (2,144)             -
   End of Period                                                                2,516         20,401          7,073          (84,214)       (17,893)        (4,403)          28,515            471         2,236          15,686        11,129        29,726         (907,739)     (1,046,852)      (724,833)          (55,247)           (798)        (2,144)
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------------------  ------------------------------------------   ---------------------------------------------   ----------------------------------------------
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------------------  ------------------------------------------   ---------------------------------------------   ----------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                    (17,885)        13,328        (13,820)         (66,321)       (13,490)       (17,943)          28,044         (1,765)        2,196           4,557       (18,597)       30,481          139,113        (322,019)    (1,156,904)          (54,449)          1,346         (2,144)
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------------------  ------------------------------------------   ---------------------------------------------   ----------------------------------------------
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------------------  ------------------------------------------   ---------------------------------------------   ----------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            $ (334,691)    $ (402,234)    $ (214,324)       $ (87,759)     $ (36,086)      $ (7,938)        $ 46,860       $ (1,724)      $ 1,835       $ (84,581)    $ (30,074)     $ 39,379       $ (398,974)     $ (563,735)    $ (883,613)        $ (76,055)      $ (13,562)      $ (1,052)
                                                                         ===========================================   ============================================   ===========================================  ==========================================   =============================================   ==============================================
                                                                         ===========================================   ============================================   ===========================================  ==========================================   =============================================   ==============================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                           Evergreen                      Evergreen                                       INVESCO                                          INVESCO                                       INVESCO                                          INVESCO
                                                                            VA Omega                         VA Special Equity                                 VIF Dynamics                                VIF Financial Services                          VIF Health Sciences                                VIF Technology
                                                                         ----------------------------   --------------------------------------------   ----------------------------------------------   --------------------------------------------  ----------------------------------------------   ---------------------------------------------
                                                                         ---------------------------------------------------------------------------   ----------------------------------------------   --------------------------------------------  ----------------------------------------------   ---------------------------------------------
                                                                           Year Ended    * May 1 thru     Year Ended    Year Ended     Year Ended        Year Ended     Year Ended     Year Ended        Year Ended     Year Ended     Year Ended       Year Ended     Year Ended     Year Ended         Year Ended     Year Ended     Year Ended
                                                                         Dec. 31, 2002   Dec. 31, 2001  Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000     Dec. 31, 2002  Dec. 31, 2001  Dec. 31, 2000
                                                                         ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   ---------------------------------------------
                                                                         ----------------------------   --------------------------------------------   ----------------------------------------------   --------------------------------------------  ----------------------------------------------   ---------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                     $ -          $ -               $ -           $ -            $ -               $ -            $ -             $ -          $ 8,706        $ 4,572           $ 42              $ -        $ 7,001           $ 196               $ -            $ -            $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)           (74)         (10)          (10,399)       (7,770)          (353)          (37,569)       (39,464)         (4,759)         (67,649)       (52,321)        (3,518)         (96,883)       (74,592)         (7,313)          (70,142)       (87,894)       (17,776)
                                                                         ----------------------------   --------------------------------------------   ----------------------------------------------   --------------------------------------------  ----------------------------------------------   ---------------------------------------------
                                                                         ----------------------------   --------------------------------------------   ----------------------------------------------   --------------------------------------------  ----------------------------------------------   ---------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                        (74)         (10)          (10,399)       (7,770)          (353)          (37,569)       (39,464)         (4,759)         (58,943)       (47,749)        (3,476)         (96,883)       (67,591)         (7,117)          (70,142)       (87,894)       (17,776)
                                                                         ----------------------------   --------------------------------------------   ----------------------------------------------   --------------------------------------------  ----------------------------------------------   ---------------------------------------------
                                                                         ----------------------------   --------------------------------------------   ----------------------------------------------   --------------------------------------------  ----------------------------------------------   ---------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                            3,695            7            36,833       121,653          2,143           337,907        645,405         506,292        1,432,702      2,392,548        171,182        1,634,493      1,829,231         874,081           710,163      1,739,458      1,734,159
   Cost of Securities Sold                                                        4,027            8            49,198       146,914          2,474           588,665      1,008,046         499,388        1,540,052      2,363,494        154,021        1,856,254      2,062,720         842,395         1,187,753      4,058,023      1,721,030
                                                                         ----------------------------   --------------------------------------------   ----------------------------------------------   --------------------------------------------  ----------------------------------------------   ---------------------------------------------
                                                                         ----------------------------   --------------------------------------------   ----------------------------------------------   --------------------------------------------  ----------------------------------------------   ---------------------------------------------
       Net Gain (Loss)                                                             (332)          (1)          (12,365)      (25,261)          (331)         (250,758)      (362,641)          6,904         (107,350)        29,054         17,161         (221,761)      (233,489)         31,686          (477,590)    (2,318,565)        13,129

   Short-Term Capital Gain Distributions Received                                     -            -                 -             -              -                 -              -               -                -            881              -                -              -               -                 -              -              -
   Long-Term Capital Gain Distributions Received                                      -            -                 -             -              1                 -              -           1,125                -            294            658                -              -           1,966                 -              -          5,727
                                                                         ----------------------------   --------------------------------------------   ----------------------------------------------   --------------------------------------------  ----------------------------------------------   ---------------------------------------------
                                                                         ----------------------------   --------------------------------------------   ----------------------------------------------   --------------------------------------------  ----------------------------------------------   ---------------------------------------------
NET REALIZED GAIN (LOSS)                                                           (332)          (1)          (12,365)      (25,261)          (330)         (250,758)      (362,641)          8,029         (107,350)        30,229         17,819         (221,761)      (233,489)         33,652          (477,590)    (2,318,565)        18,856

UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                               (7)           -            (1,450)      (10,720)             -          (203,408)      (187,586)          1,841          (40,706)        99,639            209           (1,018)        62,993             424          (211,169)    (1,280,186)        25,574
   End of Period                                                                    (33)          (7)          (81,157)       (1,450)       (10,720)         (318,152)      (203,408)       (187,586)        (189,010)       (40,706)        99,639         (342,564)        (1,018)         62,993          (603,486)      (211,169)    (1,280,186)
                                                                         ----------------------------   --------------------------------------------   ----------------------------------------------   --------------------------------------------  ----------------------------------------------   ---------------------------------------------
                                                                         ----------------------------   --------------------------------------------   ----------------------------------------------   --------------------------------------------  ----------------------------------------------   ---------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                          (26)          (7)          (79,707)        9,270        (10,720)         (114,744)       (15,822)       (189,427)        (148,304)      (140,345)        99,430         (341,546)       (64,011)         62,569          (392,317)     1,069,017     (1,305,760)
                                                                         ----------------------------   --------------------------------------------   ----------------------------------------------   --------------------------------------------  ----------------------------------------------   ---------------------------------------------
                                                                         ----------------------------   --------------------------------------------   ----------------------------------------------   --------------------------------------------  ----------------------------------------------   ---------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $ (432)       $ (18)       $ (102,471)    $ (23,761)     $ (11,403)       $ (403,071)    $ (417,927)     $ (186,157)      $ (314,597)    $ (157,865)     $ 113,773       $ (660,190)    $ (365,091)       $ 89,104        $ (940,049)  $ (1,337,442)  $ (1,304,680)
                                                                         ============================   ============================================   ==============================================   ============================================  ==============================================   =============================================
                                                                         ============================   ============================================   ==============================================   ============================================  ==============================================   =============================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                            INVESCO                                             Montgomery                               ProFunds                          ProFunds                         ProFunds                          ProFunds                        ProFunds
                                                                                   VIF Telecommunications                    Emerging Markets                             VP Bear                        VP Bull Plus                             VP Europe 30                 VP OTC                               VP Ultra OTC
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------   -------------------------------  --------------------------------  -------------------------------  -----------------------------
                                                                         -------------------------------------------   --------------------------------------------   ---------------------------------------------------------------------------------------------------  --------------------------------------------------------------
                                                                          Year Ended     Year Ended    Year Ended       Year Ended     Year Ended     Year Ended        Year Ended     * Jan. 22 thru     Year Ended    * Jan. 22 thru     Year Ended    * Jan. 22 thru      Year Ended     * Jan. 22 thru   Year Ended  * Jan. 22 thru
                                                                         Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 2002    Dec. 31, 2001   Dec. 31, 2002    Dec. 31, 2001   Dec. 31, 2002   Dec. 31, 2001      Dec. 31, 2002   Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001
                                                                         ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------  --------------------------------------------------------------
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------   -------------------------------  --------------------------------  -------------------------------  -----------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                    $ -            $ -          $ 46            $ 540            $ -            $ -              $ 594            $ -               $ -             $ -              $ -              $ -               $ -            $ -            $ -             $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)      (24,621)       (42,984)       (9,906)         (17,012)       (11,169)        (2,252)            (8,132)          (734)          (14,841)         (6,192)          (1,942)          (1,691)           (9,699)        (8,037)       (10,331)         (6,330)
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------   -------------------------------  --------------------------------  -------------------------------  -----------------------------
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------   -------------------------------  --------------------------------  -------------------------------  -----------------------------
NET INVESTMENT INCOME (LOSS)                                                   (24,621)       (42,984)       (9,860)         (16,472)       (11,169)        (2,252)            (7,538)          (734)          (14,841)         (6,192)          (1,942)          (1,691)           (9,699)        (8,037)       (10,331)         (6,330)
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------   -------------------------------  --------------------------------  -------------------------------  -----------------------------
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------   -------------------------------  --------------------------------  -------------------------------  -----------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                         210,187        998,722       875,506        1,151,931        304,185        300,503            679,003        969,344         1,586,062       1,190,971           49,353          851,091           240,427        529,444        857,315         127,334
   Cost of Securities Sold                                                     348,435      2,069,596       960,257        1,204,091        374,984        316,481            687,091        985,201         1,674,751       1,202,256           56,981          869,680           308,823        561,362      1,085,894         199,427
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------   -------------------------------  --------------------------------  -------------------------------  -----------------------------
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------   -------------------------------  --------------------------------  -------------------------------  -----------------------------
       Net Gain (Loss)                                                        (138,248)    (1,070,874)      (84,751)         (52,160)       (70,799)       (15,978)            (8,088)       (15,857)          (88,689)        (11,285)          (7,628)         (18,589)          (68,396)       (31,918)      (228,579)        (72,093)

   Short-Term Capital Gain Distributions Received                                    -              -             -                -              -              -                  -              -                 -               -                -                -                 -              -              -               -
   Long-Term Capital Gain Distributions Received                                     -              -         3,205                -              -              -                  -              -                 -               -                -                -                 -              -              -               -
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------   -------------------------------  --------------------------------  -------------------------------  -----------------------------
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------   -------------------------------  --------------------------------  -------------------------------  -----------------------------
NET REALIZED GAIN (LOSS)                                                      (138,248)    (1,070,874)      (81,546)         (52,160)       (70,799)       (15,978)            (8,088)       (15,857)          (88,689)        (11,285)          (7,628)         (18,589)          (68,396)       (31,918)      (228,579)        (72,093)

UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                         (50,837)      (453,860)        4,283           (9,295)       (57,118)        10,798               (475)             -             5,300               -              145                -           (12,822)             -        (82,100)              -
   End of Period                                                              (242,571)       (50,837)     (453,860)           9,074         (9,295)       (57,118)            (7,711)          (475)           (7,274)          5,300           (5,870)             145           (60,790)       (12,822)       (10,704)        (82,100)
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------   -------------------------------  --------------------------------  -------------------------------  -----------------------------
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------   -------------------------------  --------------------------------  -------------------------------  -----------------------------

NET UNREALIZED GAIN (LOSS)                                                    (191,734)       403,023      (458,143)          18,369         47,823        (67,916)            (7,236)          (475)          (12,574)          5,300           (6,015)             145           (47,968)       (12,822)        71,396         (82,100)
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------   -------------------------------  --------------------------------  -------------------------------  -----------------------------
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------   -------------------------------  --------------------------------  -------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             $ (354,603)    $ (710,835)   $ (549,549)       $ (50,263)     $ (34,145)     $ (86,146)         $ (22,862)     $ (17,066)       $ (116,104)      $ (12,177)       $ (15,585)       $ (20,135)       $ (126,063)     $ (52,777)    $ (167,514)     $ (160,523)
                                                                         ===========================================   ============================================   ===============================   ===============================  ================================  ===============================  =============================
                                                                         ===========================================   ============================================   ===============================   ===============================  ================================  ===============================  =============================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                            ProFunds                               Prudential - SP                Rydex                                      Rydex                                         Rydex
                                                                               VP Ultra Small-Cap            Jennison International Growth        Nova                                        OTC                                          Ursa
                                                                         -------------------------------   ---------------------------------------------------------------------------   -------------------------------------------   -----------------------------------------
                                                                         ------------------------------------------------------------------   ----------------------------------------------------------------------------------------------------------------------------------
                                                                           Year Ended     * Jan. 22 thru     Year Ended     * May 1 thru       Year Ended    Year Ended  * Oct. 23 thru   Year Ended     Year Ended    * Oct. 23 thru   Year Ended    Year Ended   * Oct. 23 thru
                                                                         Dec. 31, 2002   Dec. 31, 2001      Dec. 31, 2002   Dec. 31, 2001     Dec. 31, 2002 Dec. 31, 2001 Dec. 31, 2000  Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001 Dec. 31, 2000
                                                                         -------------------------------   --------------------------------   ----------------------------------------------------------------------------------------------------------------------------------
                                                                         -------------------------------   --------------------------------   ----------------------------------------   -------------------------------------------   -----------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                     $ -             $ -                $ -             $ -          $ 9,480     $ 25,896          $ -              $ -            $ -           $ -            $ 375       $ 1,499          $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)        (5,370)         (4,579)              (414)           (328)          (4,551)      (4,850)         (16)          (5,115)        (6,349)          (27)          (1,140)         (511)           -
                                                                         -------------------------------   --------------------------------   ----------------------------------------   -------------------------------------------   -----------------------------------------
                                                                         -------------------------------   --------------------------------   ----------------------------------------   -------------------------------------------   -----------------------------------------
NET INVESTMENT INCOME (LOSS)                                                     (5,370)         (4,579)              (414)           (328)           4,929       21,046          (16)          (5,115)        (6,349)          (27)            (765)          988            -
                                                                         -------------------------------   --------------------------------   ----------------------------------------   -------------------------------------------   -----------------------------------------
                                                                         -------------------------------   --------------------------------   ----------------------------------------   -------------------------------------------   -----------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                          384,716         362,258            194,340         419,622           27,636      159,559          471          307,605        278,472        10,860           47,500        51,296       65,559
   Cost of Securities Sold                                                      448,603         365,466            197,999         428,756           71,246      193,857          529          420,947        344,472        15,165           44,280        50,671       62,747
                                                                         -------------------------------   --------------------------------   ----------------------------------------   -------------------------------------------   -----------------------------------------
                                                                         -------------------------------   --------------------------------   ----------------------------------------   -------------------------------------------   -----------------------------------------
       Net Gain (Loss)                                                          (63,887)         (3,208)            (3,659)         (9,134)         (43,610)     (34,298)         (58)        (113,342)       (66,000)       (4,305)           3,220           625        2,812

   Short-Term Capital Gain Distributions Received                                     -               -                  -               -                -            -            -                -              -             -                -             -            -
   Long-Term Capital Gain Distributions Received                                      -               -                  -               -                -            -            -                -              -             -                -             -            -
                                                                         -------------------------------   --------------------------------   ----------------------------------------   -------------------------------------------   -----------------------------------------
                                                                         -------------------------------   --------------------------------   ----------------------------------------   -------------------------------------------   -----------------------------------------
NET REALIZED GAIN (LOSS)                                                        (63,887)         (3,208)            (3,659)         (9,134)         (43,610)     (34,298)         (58)        (113,342)       (66,000)       (4,305)           3,220           625        2,812

UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                               50               -                  -               -          (56,924)         522            -          (51,803)       (20,422)            -           (2,081)            1            -
   End of Period                                                                (10,067)             50               (683)              -          (89,671)     (56,924)         522              707        (51,803)      (20,422)          (3,557)       (2,081)           1
                                                                         -------------------------------   --------------------------------   ----------------------------------------   -------------------------------------------   -----------------------------------------
                                                                         -------------------------------   --------------------------------   ----------------------------------------   -------------------------------------------   -----------------------------------------

NET UNREALIZED GAIN (LOSS)                                                      (10,117)             50               (683)              -          (32,747)     (57,446)         522           52,510        (31,381)      (20,422)          (1,476)       (2,082)           1
                                                                         -------------------------------   --------------------------------   ----------------------------------------   -------------------------------------------   -----------------------------------------
                                                                         -------------------------------   --------------------------------   ----------------------------------------   -------------------------------------------   -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               $ (79,374)       $ (7,737)          $ (4,756)       $ (9,462)       $ (71,428)   $ (70,698)       $ 448        $ (65,947)    $ (103,730)    $ (24,754)           $ 979        $ (469)     $ 2,813
                                                                         ===============================   ================================   ========================================   ===========================================   =========================================
                                                                         ===============================   ================================   ========================================   ===========================================   =========================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                       AAF               AAF            AST - Alger                                        AST - Alger                    AST - Alger                       AST - Alliance/Bernstein
                                                        Total                                         Growth         Mid-Cap Growth            All-Cap Growth                                Growth                            Mid-Cap Growth                     Growth + Value
                                                    -------------------------------------------   ---------------   ------------------------------------------------------------------   -----------------------------  ------------------------------   --------------------------------
                                                    -------------------------------------------------------------   ---------------   ------------------------------------------------   ------------------------------------------------------------------------------------------------
                                                     Year Ended     Year Ended      Year Ended     Jan. 1 thru       Jan. 1 thru        Year Ended       Year Ended      Year Ended        Jan.1 thru    * Nov. 11 thru   Jan.1 thru     * Nov. 11 thru    Year Ended     * May 1 thru
                                                    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000   Nov. 11, 2000 **  Nov. 11, 2000 **   Dec. 31, 2002   Dec. 31, 2001     Dec. 31, 2000   Feb. 16, 2001 **Dec. 31, 2000  Feb. 16, 2001 ** Dec. 31, 2000    Dec. 31, 2002   Dec. 31, 2001
                                                    -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    -------------------------------------------   ---------------   ---------------   ------------------------------------------------   -----------------------------  ------------------------------   --------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                      (3,105,388)    (2,271,626)       79,457         $ (24,579)        $ (14,384)         $ (95,087)      $ (103,980)      $ (4,508)              $ 98     $ (1,432)         $ (3,752)       $ (986)         $ (20,079)         $ (664)
     Net Realized Gain (Loss)                          (9,435,896)   (15,031,457)    2,268,889           (51,811)          190,587           (273,635)        (346,058)       (51,605)           (87,914)        (478)          (13,643)       (2,406)           (62,875)           (465)
     Net Unrealized Gain (Loss) On Investments         (8,736,716)     1,175,756   (13,859,162)         (220,794)          (98,673)          (702,782)         (48,522)      (228,704)           106,815     (106,815)           37,158       (37,158)           (28,292)          2,277
                                                    -------------------------------------------   ---------------   ---------------   ------------------------------------------------   -----------------------------  ------------------------------   --------------------------------
                                                    -------------------------------------------   ---------------   ---------------   ------------------------------------------------   -----------------------------  ------------------------------   --------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                               (21,278,000)   (16,127,327)  (11,510,816)         (297,184)           77,530         (1,071,504)        (498,560)      (284,817)            18,999     (108,725)           19,763       (40,550)          (111,246)          1,148
                                                    -------------------------------------------   ---------------   ---------------   ------------------------------------------------   -----------------------------  ------------------------------   --------------------------------
                                                    -------------------------------------------   ---------------   ---------------   ------------------------------------------------   -----------------------------  ------------------------------   --------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits               21,092,543     43,942,192    57,019,038           574,634           340,185            203,311          454,578        790,958             15,390       14,301             9,337        14,708            129,630           5,855
     Net Transfers Between Sub-accounts                         -              -             -                 -                 -                  -                -              -                  -            -                 -             -                  -               -
     Surrenders                                        (5,748,677)    (1,745,283)   (2,849,646)       (1,975,892)       (1,252,155)          (263,072)       1,586,363        762,025         (2,186,412)   2,246,447        (1,637,651)    1,634,393            134,126          50,293
                                                    -------------------------------------------   ---------------   ---------------   ------------------------------------------------   -----------------------------  ------------------------------   --------------------------------
                                                    -------------------------------------------   ---------------   ---------------   ------------------------------------------------   -----------------------------  ------------------------------   --------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                15,343,866     42,196,909    54,169,392        (1,401,258)         (911,970)           (59,761)       2,040,941      1,552,983         (2,171,022)   2,260,748        (1,628,314)    1,649,101            263,756          56,148
                                                    -------------------------------------------   ---------------   ---------------   ------------------------------------------------   -----------------------------  ------------------------------   --------------------------------
                                                    -------------------------------------------   ---------------   ---------------   ------------------------------------------------   -----------------------------  ------------------------------   --------------------------------
                                                       15,343,866
TOTAL INCREASE (DECREASE) IN NET ASSETS                (5,934,134)    26,069,582    42,658,576        (1,698,442)         (834,440)        (1,131,265)       1,542,381      1,268,166         (2,152,023)   2,152,023        (1,608,551)    1,608,551            152,510          57,296
                                                    -------------------------------------------   ---------------   ---------------   ------------------------------------------------   -----------------------------  ------------------------------   --------------------------------
                                                    -------------------------------------------   ---------------   ---------------   ------------------------------------------------   -----------------------------  ------------------------------   --------------------------------
                                                       (5,934,134)
NET ASSETS:
     Beginning of Period                              100,805,048     74,735,466    32,076,890         1,698,442           834,440          2,810,547        1,268,166              -          2,152,023            -         1,608,551             -             57,296               -
                                                    -------------------------------------------   ---------------   ---------------   ------------------------------------------------   -----------------------------  ------------------------------   --------------------------------
                                                    -------------------------------------------   ---------------   ---------------   ------------------------------------------------   -----------------------------  ------------------------------   --------------------------------
     End of Period                                   $ 94,870,914    100,805,048    74,735,466               $ -               $ -        $ 1,679,282      $ 2,810,547    $ 1,268,166                $ -  $ 2,152,023               $ -   $ 1,608,551          $ 209,806        $ 57,296
                                                    ===========================================   ===============   ===============   ================================================   =============================  ==============================   ================================
                                                    ===========================================   ===============   ===============   ================================================   =============================  ==============================   ================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                          AST - Alliance                               AST - Alliance                             AST - American Century                        AST - American Century                        AST - American Century          AST - American Century
                                                        Growth                                         Growth & Income                                Income & Growth                           International Growth I                       International Growth II            Strategic Balanced
                                                    -----------------------------------------   ---------------------------------------------   -------------------------------------------  -------------------------------------------  -------------------------------  -------------------------------------------
                                                    -----------------------------------------------------------------------------------------   -------------------------------------------  -------------------------------------------  -------------------------------  -------------------------------------------
                                                      Year Ended    Year Ended    Year Ended     Year Ended     Year Ended      Year Ended       Year Ended    Year Ended     Year Ended      Year Ended     Year Ended    Year Ended       Jan. 1 thru     Year Ended      Year Ended     Year Ended    Year Ended
                                                    Dec. 31, 2002  Dec. 31, 2001 Dec. 31, 2000  Dec. 31, 2002  Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000  Sep. 24, 2001 ** Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000
                                                    ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    -----------------------------------------   ---------------------------------------------   -------------------------------------------  -------------------------------------------  -------------------------------  -------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                        $ (80,549)   $ (78,119)    $ (9,958)      $ (179,480)     $ (129,311)      $ (8,763)       $ (64,170)    $ (68,204)     $ (11,049)      $ (74,312)     $ (55,638)     $ (4,711)         $ (2,827)      $ (1,512)      $ (18,456)     $ (16,992)       $ (134)
     Net Realized Gain (Loss)                             (685,990)    (131,846)     109,990         (169,421)        257,659        110,310         (102,141)      (85,840)        37,596        (406,417)      (265,319)      (47,824)          (77,296)         8,411         (47,718)         2,282        21,360
     Net Unrealized Gain (Loss) On Investments               3,752     (168,326)    (504,263)      (1,399,028)       (404,969)        35,072         (416,653)      (97,544)      (222,208)         47,889       (124,866)        6,397            25,434        (36,789)       (108,368)       (36,022)      (44,509)
                                                    -----------------------------------------   ---------------------------------------------   -------------------------------------------  -------------------------------------------  -------------------------------  -------------------------------------------
                                                    -----------------------------------------   ---------------------------------------------   -------------------------------------------  -------------------------------------------  -------------------------------  -------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                   (762,787)    (378,291)    (404,231)      (1,747,929)       (276,621)       136,619         (582,964)     (251,588)      (195,661)       (432,840)      (445,823)      (46,138)          (54,689)       (29,890)       (174,542)       (50,732)      (23,283)
                                                    -----------------------------------------   ---------------------------------------------   -------------------------------------------  -------------------------------------------  -------------------------------  -------------------------------------------
                                                    -----------------------------------------   ---------------------------------------------   -------------------------------------------  -------------------------------------------  -------------------------------  -------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                   345,426      380,714      513,255          557,528       1,148,067        703,271          187,953       352,834        767,437         212,309        551,633       602,641            15,205         83,662          79,351        154,017       105,383
     Net Transfers Between Sub-accounts                          -            -            -                -               -              -                -             -              -               -              -             -                 -              -               -              -             -
     Surrenders                                               (781)     328,487    1,299,677          165,797       2,106,573        850,446            1,564       190,748        926,535         136,971        485,240       403,226          (144,464)        56,403           4,720        511,214       233,892
                                                    -----------------------------------------   ---------------------------------------------   -------------------------------------------  -------------------------------------------  -------------------------------  -------------------------------------------
                                                    -----------------------------------------   ---------------------------------------------   -------------------------------------------  -------------------------------------------  -------------------------------  -------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                    344,645      709,201    1,812,932          723,325       3,254,640      1,553,717          189,517       543,582      1,693,972         349,280      1,036,873     1,005,867          (129,259)       140,065          84,071        665,231       339,275
                                                    -----------------------------------------   ---------------------------------------------   -------------------------------------------  -------------------------------------------  -------------------------------  -------------------------------------------
                                                    -----------------------------------------   ---------------------------------------------   -------------------------------------------  -------------------------------------------  -------------------------------  -------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                   (418,142)     330,910    1,408,701       (1,024,604)      2,978,019      1,690,336         (393,447)      291,994      1,498,311         (83,560)       591,050       959,729          (183,948)       110,175         (90,471)       614,499       315,992
                                                    -----------------------------------------   ---------------------------------------------   -------------------------------------------  -------------------------------------------  -------------------------------  -------------------------------------------
                                                    -----------------------------------------   ---------------------------------------------   -------------------------------------------  -------------------------------------------  -------------------------------  -------------------------------------------

NET ASSETS:
     Beginning of Period                                 2,059,305    1,728,395      319,694        5,915,527       2,937,508      1,247,172        2,419,815     2,127,821        629,510       1,665,663      1,074,613       114,884           183,948         73,773       1,238,380        623,881       307,889
                                                    -----------------------------------------   ---------------------------------------------   -------------------------------------------  -------------------------------------------  -------------------------------  -------------------------------------------
                                                    -----------------------------------------   ---------------------------------------------   -------------------------------------------  -------------------------------------------  -------------------------------  -------------------------------------------
     End of Period                                     $ 1,641,163  $ 2,059,305  $ 1,728,395      $ 4,890,923     $ 5,915,527    $ 2,937,508      $ 2,026,368   $ 2,419,815    $ 2,127,821     $ 1,582,104    $ 1,665,663   $ 1,074,613               $ -      $ 183,948     $ 1,147,909    $ 1,238,380     $ 623,881
                                                    =========================================   =============================================   ===========================================  ===========================================  ===============================  ===========================================
                                                    =========================================   =============================================   ===========================================  ===========================================  ===============================  ===========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                       AST - Cohen & Steers                       AST - DeAm            AST - DeAm Global                        AST - DeAm International                        AST - DeAm           AST - DeAm Large-Cap                                AST - DeAm
                                                     Real Estate                                     Bond           Allocation                                     Equity                                       Large-Cap Growth      Value                                            Small-Cap Growth
                                                    -----------------------------------------   ----------------   ------------------------------------------   -------------------------------------------   ----------------------------------------------------------------   --------------------------------------------
                                                    ------------------------------------------------------------   ----------------------------------------------------------------------------------------   ------------------   ------------------------------------------------------------------------------------------
                                                     Year Ended    Year Ended     Year Ended     * May 1 thru       Year Ended    Year Ended      Year Ended     Year Ended    Year Ended     Year Ended        * May 1 thru        Year Ended   Year Ended     * Oct. 23 thru    Year Ended    Year Ended      Year Ended
                                                    Dec. 31, 2002 Dec. 31, 2001 Dec. 31, 2000    Dec. 31, 2002     Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000     Dec. 31, 2002      Dec. 31, 2002Dec. 31, 2001   Dec. 31, 2000    Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000
                                                    ------------------------------------------------------------   -------------------------------------------------------------------------------------------------------------   ------------------------------------------------------------------------------------------
                                                    -----------------------------------------   ----------------   ------------------------------------------   -------------------------------------------   ------------------   -------------------------------------------   --------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                       $ (27,746)    $ (8,444)       $ (242)            $ (755)       $ (12,929)    $ (31,516)        $ 102        $ (43,685)    $ (44,105)      $ (7,517)               $ (69)      $ (22,550)    $ (11,286)            $ -       $ (74,063)      $ (75,491)      $ (9,643)
     Net Realized Gain (Loss)                              22,465       14,777        21,447                 55         (149,192)     (104,123)       41,473         (437,736)     (233,028)      (194,714)                  (1)        (64,742)       (8,482)              -        (204,332)       (599,145)      (113,980)
     Net Unrealized Gain (Loss) On Investments            (62,939)     (31,240)       44,925              2,655         (182,632)     (117,690)     (124,346)         286,699      (135,776)      (234,473)                (833)        (50,479)      (16,058)             26        (237,066)         81,080       (287,981)
                                                    -----------------------------------------   ----------------   ------------------------------------------   -------------------------------------------   ------------------   -------------------------------------------   --------------------------------------------
                                                    -----------------------------------------   ----------------   ------------------------------------------   -------------------------------------------   ------------------   -------------------------------------------   --------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                   (68,220)     (24,907)       66,130              1,955         (344,753)     (253,329)      (82,771)        (194,722)     (412,909)      (436,704)                (903)       (137,771)      (35,826)             26        (515,461)       (593,556)      (411,604)
                                                    -----------------------------------------   ----------------   ------------------------------------------   -------------------------------------------   ------------------   -------------------------------------------   --------------------------------------------
                                                    -----------------------------------------   ----------------   ------------------------------------------   -------------------------------------------   ------------------   -------------------------------------------   --------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                  127,017      121,793        80,762                  1          159,432       295,118       454,775          203,406       269,765      1,036,859                    -          58,521       271,696             113         287,836         457,713      1,330,559
     Net Transfers Between Sub-accounts                         -            -             -                  -                -             -             -                -             -              -                    -               -             -               -               -               -              -
     Surrenders                                           515,490       43,172       289,240             90,300          (76,620)      251,267       788,044           45,560        17,484        248,761               27,648          42,964       360,680           4,525         (96,325)        108,166        707,591
                                                    -----------------------------------------   ----------------   ------------------------------------------   -------------------------------------------   ------------------   -------------------------------------------   --------------------------------------------
                                                    -----------------------------------------   ----------------   ------------------------------------------   -------------------------------------------   ------------------   -------------------------------------------   --------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                   642,507      164,965       370,002             90,301           82,812       546,385     1,242,819          248,966       287,249      1,285,620               27,648         101,485       632,376           4,638         191,511         565,879      2,038,150
                                                    -----------------------------------------   ----------------   ------------------------------------------   -------------------------------------------   ------------------   -------------------------------------------   --------------------------------------------
                                                    -----------------------------------------   ----------------   ------------------------------------------   -------------------------------------------   ------------------   -------------------------------------------   --------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                   574,287      140,058       436,132             92,256         (261,941)      293,056     1,160,048           54,244      (125,660)       848,916               26,745         (36,286)      596,550           4,664        (323,950)        (27,677)     1,626,546
                                                    -----------------------------------------   ----------------   ------------------------------------------   -------------------------------------------   ------------------   -------------------------------------------   --------------------------------------------
                                                    -----------------------------------------   ----------------   ------------------------------------------   -------------------------------------------   ------------------   -------------------------------------------   --------------------------------------------

NET ASSETS:
     Beginning of Period                                  621,869      481,811        45,679                  -        1,762,920     1,469,864       309,816          857,872       983,532        134,616                    -         601,214         4,664               -       1,614,390       1,642,067         15,521
                                                    -----------------------------------------   ----------------   ------------------------------------------   -------------------------------------------   ------------------   -------------------------------------------   --------------------------------------------
                                                    -----------------------------------------   ----------------   ------------------------------------------   -------------------------------------------   ------------------   -------------------------------------------   --------------------------------------------
     End of Period                                    $ 1,196,156    $ 621,869     $ 481,811           $ 92,256      $ 1,500,979   $ 1,762,920   $ 1,469,864        $ 912,116     $ 857,872      $ 983,532             $ 26,745       $ 564,928     $ 601,214         $ 4,664     $ 1,290,440     $ 1,614,390    $ 1,642,067
                                                    =========================================   ================   ==========================================   ===========================================   ==================   ===========================================   ============================================
                                                    =========================================   ================   ==========================================   ===========================================   ==================   ===========================================   ============================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                       AST - DeAm              AST - Federated                                AST - Federated                                 AST - Gabelli                                 AST - Gabelli                               AST - Goldman Sachs
                                                      Small-Cap Value         Aggressive Growth                               High Yield Bond                                 All-Cap Value                                Small-Cap Value                              Concentrated Growth
                                                    -----------------------------------------------------------------   -------------------------------------------   ---------------------------------------------  -------------------------------------------   --------------------------------------------
                                                    ------------------   ------------------------------------------------------------------------------------------   ------------------------------------------------------------------------------------------   --------------------------------------------
                                                      * May 1 thru        Year Ended     Year Ended    * Oct. 23 thru     Year Ended    Year Ended    Year Ended       Year Ended     Year Ended     Nov. 15* thru    Year Ended    Year Ended     Year Ended        Year Ended     Year Ended    Year Ended
                                                      Dec. 31, 2002      Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001  Dec. 31, 2000
                                                    ------------------   --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    ------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -------------------------------------------   --------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                            $ (1,220)        $ (9,040)      $ (2,008)           $ -          $ 72,580      $ 60,957      $ 56,943        $ (48,189)      $ (37,449)          $ (1)    $ (103,889)      $ (54,214)     $ (3,551)       $ (247,885)    $ (352,116)   $ (103,975)
     Net Realized Gain (Loss)                                  (3,337)         (19,587)        (6,020)             -          (158,303)     (252,452)      (36,094)        (214,507)        (85,828)             -        (18,993)         60,377        66,931          (867,060)    (5,909,985)      719,471
     Net Unrealized Gain (Loss) On Investments                (11,963)         (31,886)         3,704              -            61,344       119,835      (109,011)        (196,753)         10,449            109       (313,315)         (2,761)       41,236        (1,455,573)     2,561,298    (4,706,511)
                                                    ------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -------------------------------------------   --------------------------------------------
                                                    ------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -------------------------------------------   --------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                       (16,520)         (60,513)        (4,324)             -           (24,379)      (71,660)      (88,162)        (459,449)       (112,828)           108       (436,197)          3,402       104,616        (2,570,518)    (3,700,803)   (4,091,015)
                                                    ------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -------------------------------------------   --------------------------------------------
                                                    ------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -------------------------------------------   --------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                          598           33,352         36,291              -           158,091       411,417       272,874           59,511         342,109            173        414,717         418,582       268,996           666,978      1,253,858     3,675,894
     Net Transfers Between Sub-accounts                             -                -              -              -                 -             -             -                -               -              -              -               -             -                 -              -             -
     Surrenders                                               100,072           58,616         55,661              -           159,022       738,451       141,244         (221,579)      1,411,969         10,189        412,821       1,009,860       292,255          (570,562)       295,576     2,424,325
                                                    ------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -------------------------------------------   --------------------------------------------
                                                    ------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -------------------------------------------   --------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                       100,670           91,968         91,952              -           317,113     1,149,868       414,118         (162,068)      1,754,078         10,362        827,538       1,428,442       561,251            96,416      1,549,434     6,100,219
                                                    ------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -------------------------------------------   --------------------------------------------
                                                    ------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -------------------------------------------   --------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                        84,150           31,455         87,628              -           292,734     1,078,208       325,956         (621,517)      1,641,250         10,470        391,342       1,431,844       665,867        (2,474,102)    (2,151,369)    2,009,204
                                                    ------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -------------------------------------------   --------------------------------------------
                                                    ------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -------------------------------------------   --------------------------------------------

NET ASSETS:
     Beginning of Period                                            -           87,628              -              -         2,002,690       924,482       598,526        1,651,720          10,470              -      2,250,258         818,414       152,547         7,427,372      9,578,741     7,569,537
                                                    ------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -------------------------------------------   --------------------------------------------
                                                    ------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -------------------------------------------   --------------------------------------------
     End of Period                                           $ 84,150        $ 119,083       $ 87,628            $ -       $ 2,295,424   $ 2,002,690     $ 924,482      $ 1,030,203     $ 1,651,720       $ 10,470    $ 2,641,600     $ 2,250,258     $ 818,414       $ 4,953,270    $ 7,427,372   $ 9,578,741
                                                    ==================   ============================================   ===========================================   =============================================  ===========================================   ============================================
                                                    ==================   ============================================   ===========================================   =============================================  ===========================================   ============================================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                        AST - Goldman Sachs                            AST - Goldman Sachs                              AST - Invesco                                 AST - Kinetics                               AST - Lord Abbett                                AST - Marsico
                                                           Mid-Cap Growth                                Small-Cap Value                                Capital Income                            Internet                                          Bond Debenture                                 Capital Growth
                                                    -------------------------------------------   --------------------------------------------   -------------------------------------------   --------------------------------------------  ---------------------------------------------   -------------------------------------------
                                                    ------------------------------------------------------------------------------------------   ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                      Year Ended    Year Ended     * May 1 thru     Year Ended     Year Ended    Year Ended        Year Ended    Year Ended      Year Ended     Jan. 1 thru    Year Ended    * Oct. 23 thru    Year Ended     Year Ended    * Oct. 23 thru    Year Ended    Year Ended     Year Ended
                                                    Dec. 31, 2002  Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001  Dec. 31, 2000   May 3, 2002 ** Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001 Dec. 31, 2000
                                                    ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    -------------------------------------------   --------------------------------------------   -------------------------------------------   --------------------------------------------  ---------------------------------------------   -------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                        $ (31,925)    $ (31,839)     $ (2,095)        $ (95,856)     $ (46,144)     $ (3,516)        $ (43,287)    $ (62,706)      $ 4,558            $ (400)     $ (1,237)          $ (1)        $ (4,784)      $ (8,599)           $ -       $ (277,036)   $ (236,540)     $ (59,139)
     Net Realized Gain (Loss)                             (195,933)     (294,933)      (21,689)          108,079        117,491        21,358          (130,550)     (326,659)       75,302            (2,395)       (3,539)            (4)         (18,364)       (15,541)             -         (850,578)     (150,389)       432,537
     Net Unrealized Gain (Loss) On Investments              (9,598)      (68,781)     (215,030)         (362,212)         1,113        93,760          (595,389)       84,227       (24,425)              540          (380)          (160)          18,346          6,853              -         (243,654)   (1,313,733)    (1,228,140)
                                                    -------------------------------------------   --------------------------------------------   -------------------------------------------   --------------------------------------------  ---------------------------------------------   -------------------------------------------
                                                    -------------------------------------------   --------------------------------------------   -------------------------------------------   --------------------------------------------  ---------------------------------------------   -------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                   (237,456)     (395,553)     (238,814)         (349,989)        72,460       111,602          (769,226)     (305,138)       55,435            (2,255)       (5,156)          (165)          (4,802)       (17,287)             -       (1,371,268)   (1,700,662)      (854,742)
                                                    -------------------------------------------   --------------------------------------------   -------------------------------------------   --------------------------------------------  ---------------------------------------------   -------------------------------------------
                                                    -------------------------------------------   --------------------------------------------   -------------------------------------------   --------------------------------------------  ---------------------------------------------   -------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                   125,192       320,669       259,438           314,292        340,102       179,506           237,002       617,539       487,202             1,275        12,830              1           55,726        132,228              -          665,011     1,137,138      1,971,341
     Net Transfers Between Sub-accounts                          -             -             -                 -              -             -                 -             -             -                 -             -              -                -              -              -                -             -              -
     Surrenders                                             33,302       162,627       551,753           512,914        445,750       220,782           217,876       983,259       729,336           (35,232)       27,913            789          517,747        201,199              -          355,612       694,931      1,267,895
                                                    -------------------------------------------   --------------------------------------------   -------------------------------------------   --------------------------------------------  ---------------------------------------------   -------------------------------------------
                                                    -------------------------------------------   --------------------------------------------   -------------------------------------------   --------------------------------------------  ---------------------------------------------   -------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                    158,494       483,296       811,191           827,206        785,852       400,288           454,878     1,600,798     1,216,538           (33,957)       40,743            790          573,473        333,427              -        1,020,623     1,832,069      3,239,236
                                                    -------------------------------------------   --------------------------------------------   -------------------------------------------   --------------------------------------------  ---------------------------------------------   -------------------------------------------
                                                    -------------------------------------------   --------------------------------------------   -------------------------------------------   --------------------------------------------  ---------------------------------------------   -------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                    (78,962)       87,743       572,377           477,217        858,312       511,890          (314,348)    1,295,660     1,271,973           (36,212)       35,587            625          568,671        316,140              -         (350,645)      131,407      2,384,494
                                                    -------------------------------------------   --------------------------------------------   -------------------------------------------   --------------------------------------------  ---------------------------------------------   -------------------------------------------
                                                    -------------------------------------------   --------------------------------------------   -------------------------------------------   --------------------------------------------  ---------------------------------------------   -------------------------------------------

NET ASSETS:
     Beginning of Period                                   660,120       572,377             -         1,460,304        601,992        90,102         3,409,305     2,113,645       841,672            36,212           625              -          316,140              -              -        6,370,617     6,239,210      3,854,716
                                                    -------------------------------------------   --------------------------------------------   -------------------------------------------   --------------------------------------------  ---------------------------------------------   -------------------------------------------
                                                    -------------------------------------------   --------------------------------------------   -------------------------------------------   --------------------------------------------  ---------------------------------------------   -------------------------------------------
     End of Period                                       $ 581,158     $ 660,120     $ 572,377       $ 1,937,521    $ 1,460,304     $ 601,992       $ 3,094,957   $ 3,409,305   $ 2,113,645               $ -      $ 36,212          $ 625        $ 884,811      $ 316,140            $ -      $ 6,019,972   $ 6,370,617    $ 6,239,210
                                                    ===========================================   ============================================   ===========================================   ============================================  =============================================   ===========================================
                                                    ===========================================   ============================================   ===========================================   ============================================  =============================================   ===========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                      AST - MFS                                      AST - MFS                                     AST - MFS                                        AST                                                AST - Neuberger & Berman                       AST - Neuberger & Berman
                                                           Global Equity                              Growth                                         Growth with Income                                Money Market                                  Mid-Cap Growth                                 Mid-Cap Value
                                                    --------------------------------------------   -------------------------------------------   -------------------------------------------   ---------------------------------------------  --------------------------------------------   -------------------------------------------
                                                    --------------------------------------------   -------------------------------------------   -------------------------------------------   ---------------------------------------------  --------------------------------------------   -------------------------------------------
                                                     Year Ended     Year Ended     Year Ended       Year Ended    Year Ended     Year Ended       Year Ended    Year Ended     Year Ended        Year Ended    Year Ended     Year Ended        Year Ended    Year Ended     Year Ended       Year Ended    Year Ended     Year Ended
                                                    Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001 Dec. 31, 2000
                                                    ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    --------------------------------------------   -------------------------------------------   -------------------------------------------   ---------------------------------------------  --------------------------------------------   -------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                       $ (13,733)      $ (9,971)        $ (457)       $ (81,178)    $ (79,409)      $ (1,414)       $ (28,116)    $ (20,294)      $ (1,340)       $ (421,119)    $ (43,603)      $ 344,616       $ (114,881)   $ (103,172)     $ (17,760)      $ (155,314)    $ (95,687)      $ (7,186)
     Net Realized Gain (Loss)                              (3,847)       (41,005)          (902)        (167,077)     (138,174)         2,465         (124,297)      (17,180)         3,202                 -             -               -         (406,843)     (730,038)        76,544          (20,905)       93,344         63,971
     Net Unrealized Gain (Loss) On Investments            (44,814)        12,741         (3,678)        (532,832)     (363,526)       (38,773)         (68,072)      (55,008)        (5,411)                -             -               -         (597,803)      (26,110)      (498,096)        (515,326)     (143,750)       169,246
                                                    --------------------------------------------   -------------------------------------------   -------------------------------------------   ---------------------------------------------  --------------------------------------------   -------------------------------------------
                                                    --------------------------------------------   -------------------------------------------   -------------------------------------------   ---------------------------------------------  --------------------------------------------   -------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                   (62,394)       (38,235)        (5,037)        (781,087)     (581,109)       (37,722)        (220,485)      (92,482)        (3,549)         (421,119)      (43,603)        344,616       (1,119,527)     (859,320)      (439,312)        (691,545)     (146,093)       226,031
                                                    --------------------------------------------   -------------------------------------------   -------------------------------------------   ---------------------------------------------  --------------------------------------------   -------------------------------------------
                                                    --------------------------------------------   -------------------------------------------   -------------------------------------------   ---------------------------------------------  --------------------------------------------   -------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                   58,354        112,138         99,001          126,371       416,745        232,870           58,067       224,743        181,676        11,362,434    27,266,101      32,929,781          341,752       671,352      1,135,134          551,893       671,540        564,108
     Net Transfers Between Sub-accounts                         -              -              -                -             -              -                -             -              -                 -             -               -                -             -              -                -             -              -
     Surrenders                                            50,964         72,382        111,641          (83,411)    2,104,955        265,713          116,820       238,975        169,609       (13,121,282)  (20,311,374)    (26,935,846)         (15,863)      944,450      1,123,120          319,919     1,455,028        612,700
                                                    --------------------------------------------   -------------------------------------------   -------------------------------------------   ---------------------------------------------  --------------------------------------------   -------------------------------------------
                                                    --------------------------------------------   -------------------------------------------   -------------------------------------------   ---------------------------------------------  --------------------------------------------   -------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                   109,318        184,520        210,642           42,960     2,521,700        498,583          174,887       463,718        351,285        (1,758,848)    6,954,727       5,993,935          325,889     1,615,802      2,258,254          871,812     2,126,568      1,176,808
                                                    --------------------------------------------   -------------------------------------------   -------------------------------------------   ---------------------------------------------  --------------------------------------------   -------------------------------------------
                                                    --------------------------------------------   -------------------------------------------   -------------------------------------------   ---------------------------------------------  --------------------------------------------   -------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                    46,924        146,285        205,605         (738,127)    1,940,591        460,861          (45,598)      371,236        347,736        (2,179,967)    6,911,124       6,338,551         (793,638)      756,482      1,818,942          180,267     1,980,475      1,402,839
                                                    --------------------------------------------   -------------------------------------------   -------------------------------------------   ---------------------------------------------  --------------------------------------------   -------------------------------------------
                                                    --------------------------------------------   -------------------------------------------   -------------------------------------------   ---------------------------------------------  --------------------------------------------   -------------------------------------------

NET ASSETS:
     Beginning of Period                                  351,890        205,605              -        2,428,272       487,681         26,820          732,659       361,423         13,687        17,639,291    10,728,167       4,389,616        3,068,733     2,312,251        493,309        3,668,869     1,688,394        285,555
                                                    --------------------------------------------   -------------------------------------------   -------------------------------------------   ---------------------------------------------  --------------------------------------------   -------------------------------------------
                                                    --------------------------------------------   -------------------------------------------   -------------------------------------------   ---------------------------------------------  --------------------------------------------   -------------------------------------------
     End of Period                                      $ 398,814      $ 351,890      $ 205,605      $ 1,690,145   $ 2,428,272      $ 487,681        $ 687,061     $ 732,659      $ 361,423      $ 15,459,324  $ 17,639,291    $ 10,728,167      $ 2,275,095   $ 3,068,733    $ 2,312,251      $ 3,849,136   $ 3,668,869    $ 1,688,394
                                                    ============================================   ===========================================   ===========================================   =============================================  ============================================   ===========================================
                                                    ============================================   ===========================================   ===========================================   =============================================  ============================================   ===========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                      AST - PBHG                                      AST - PIMCO Limited                              AST - PIMCO                              AST - Sanford Bernstein          AST - Sanford Bernstein                          AST - Scudder
                                                          Small-Cap Growth                                Maturity Bond                             Total Return Bond                          Core Value                           Managed Index 500                          Japan
                                                    --------------------------------------------   -----------------------------------------   ------------------------------------------   --------------------------------   -----------------------------------------   ------------------------------------------
                                                    --------------------------------------------   --------------------------------------------------------------------------------------   --------------------------------   --------------------------------------------------------------------------------------
                                                      Year Ended     Year Ended    Year Ended       Year Ended   Year Ended      Year Ended     Year Ended    Year Ended    Year Ended        Year Ended     * May 1 thru       Year Ended    Year Ended     Year Ended     Jan. 1 thru   Year Ended   * Oct. 23 thru
                                                    Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000    Dec. 31, 2002   Dec. 31, 2001     Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000  May 3, 2002 **Dec. 31, 2001 Dec. 31, 2000
                                                    ------------------------------------------------------------------------------------------------------------------------------------------------------------------------   --------------------------------------------------------------------------------------
                                                    --------------------------------------------   -----------------------------------------   ------------------------------------------   --------------------------------   -----------------------------------------   ------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                        $ (59,063)     $ (57,050)    $ (25,641)      $ (41,230)     $ 13,903      $ 32,536        $ (73,843)     $ (1,467)     $ 50,786          $ (22,811)       $ (2,034)       $ (87,463)    $ (86,327)   $ (15,294)          $ (187)       $ (321)          $ -
     Net Realized Gain (Loss)                             (769,599)      (485,453)      529,072          26,238        16,899        (2,071)         139,298       123,099        55,816            (39,901)         (4,248)        (400,666)     (353,438)     108,495              986         2,801         1,097
     Net Unrealized Gain (Loss) On Investments             281,893        359,101    (1,978,234)         56,290        13,086         3,548          317,385        32,254        54,814            (78,176)         13,666         (355,256)       72,832     (306,113)              45           (45)            -
                                                    --------------------------------------------   -----------------------------------------   ------------------------------------------   --------------------------------   -----------------------------------------   ------------------------------------------
                                                    --------------------------------------------   -----------------------------------------   ------------------------------------------   --------------------------------   -----------------------------------------   ------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                   (546,769)      (183,402)   (1,474,803)         41,298        43,888        34,013          382,840       153,886       161,416           (140,888)          7,384         (843,385)     (366,933)    (212,912)             844         2,435         1,097
                                                    --------------------------------------------   -----------------------------------------   ------------------------------------------   --------------------------------   -----------------------------------------   ------------------------------------------
                                                    --------------------------------------------   -----------------------------------------   ------------------------------------------   --------------------------------   -----------------------------------------   ------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                   114,789        143,222       447,875         375,083       194,340       141,221          564,099       988,916       690,453             88,364          44,117          325,330       652,949      824,112              947           769             -
     Net Transfers Between Sub-accounts                          -              -             -               -             -             -                -             -             -                  -               -                -             -            -                -             -             -
     Surrenders                                            101,785       (175,876)      613,281       1,078,549       695,985      (591,030)       2,176,026     2,081,270       656,848            346,857         184,809           67,573       637,986     (100,107)          (2,841)       (2,154)       (1,097)
                                                    --------------------------------------------   -----------------------------------------   ------------------------------------------   --------------------------------   -----------------------------------------   ------------------------------------------
                                                    --------------------------------------------   -----------------------------------------   ------------------------------------------   --------------------------------   -----------------------------------------   ------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                    216,574        (32,654)    1,061,156       1,453,632       890,325      (449,809)       2,740,125     3,070,186     1,347,301            435,221         228,926          392,903     1,290,935      724,005           (1,894)       (1,385)       (1,097)
                                                    --------------------------------------------   -----------------------------------------   ------------------------------------------   --------------------------------   -----------------------------------------   ------------------------------------------
                                                    --------------------------------------------   -----------------------------------------   ------------------------------------------   --------------------------------   -----------------------------------------   ------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                   (330,195)      (216,056)     (413,647)      1,494,930       934,213      (415,796)       3,122,965     3,224,072     1,508,717            294,334         236,310         (450,482)      924,002      511,093           (1,050)        1,050             -
                                                    --------------------------------------------   -----------------------------------------   ------------------------------------------   --------------------------------   -----------------------------------------   ------------------------------------------
                                                    --------------------------------------------   -----------------------------------------   ------------------------------------------   --------------------------------   -----------------------------------------   ------------------------------------------

NET ASSETS:
     Beginning of Period                                 1,323,022      1,539,078     1,952,725       1,508,819       574,606       990,402        5,605,785     2,381,713       872,996            236,310               -        3,225,785     2,301,783    1,790,690            1,050             -             -
                                                    --------------------------------------------   -----------------------------------------   ------------------------------------------   --------------------------------   -----------------------------------------   ------------------------------------------
                                                    --------------------------------------------   -----------------------------------------   ------------------------------------------   --------------------------------   -----------------------------------------   ------------------------------------------
     End of Period                                       $ 992,827    $ 1,323,022   $ 1,539,078     $ 3,003,749   $ 1,508,819     $ 574,606      $ 8,728,750   $ 5,605,785   $ 2,381,713          $ 530,644       $ 236,310      $ 2,775,303   $ 3,225,785  $ 2,301,783              $ -       $ 1,050           $ -
                                                    ============================================   =========================================   ==========================================   ================================   =========================================   ==========================================
                                                    ============================================   =========================================   ==========================================   ================================   =========================================   ==========================================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                     AST - Strong                                      AST - T. Rowe Price                            AST - T. Rowe Price                            AST - T. Rowe Price                           AST - William Blair                          Evergreen
                                                         International Equity                            Asset Allocation                                 Global Bond                                 Natural Resources                            International Growth                             VA Global Leaders
                                                    ---------------------------------------------  --------------------------------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -----------------------------------------------
                                                    ---------------------------------------------  --------------------------------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -----------------------------------------------
                                                      Year Ended     Year Ended     Year Ended      Year Ended    Year Ended      Year Ended        Year Ended    Year Ended     Year Ended       Year Ended     Year Ended    Year Ended       Year Ended     Year Ended     Year Ended        Year Ended     Year Ended      Year Ended
                                                    Dec. 31, 2002   Dec. 31, 2001   Dec. 31, 2000  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 2002   Dec. 31, 2001   Dec. 31, 2000
                                                    -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    ---------------------------------------------  --------------------------------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -----------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                        $ (65,960)      $ (62,201)     $ (7,045)     $ (11,056)       $ (5,332)       $ 2,852         $ (16,458)     $ (6,696)        $ (191)       $ (22,778)     $ (15,031)       $ (810)       $ (11,368)      $ 24,279       $ (18,465)        $ (7,780)       $ (2,250)           $ (1)
     Net Realized Gain (Loss)                             (250,846)       (353,361)     (193,459)       (10,382)        (17,264)         7,153            35,274         6,737           (170)         (66,360)         3,554         9,708         (526,719)      (265,995)        291,756          (13,826)        (12,658)          1,093
     Net Unrealized Gain (Loss) On Investments             (17,885)         13,328       (13,820)       (66,321)        (13,490)       (17,943)           28,044        (1,765)         2,196            4,557        (18,597)       30,481          139,113       (322,019)     (1,156,904)         (54,449)          1,346          (2,144)
                                                    ---------------------------------------------  --------------------------------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -----------------------------------------------
                                                    ---------------------------------------------  --------------------------------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -----------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                   (334,691)       (402,234)     (214,324)       (87,759)        (36,086)        (7,938)           46,860        (1,724)         1,835          (84,581)       (30,074)       39,379         (398,974)      (563,735)       (883,613)         (76,055)        (13,562)         (1,052)
                                                    ---------------------------------------------  --------------------------------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -----------------------------------------------
                                                    ---------------------------------------------  --------------------------------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -----------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                   235,047         475,392       798,633         46,652         129,669        120,581            68,858        55,419         27,395          102,120         61,717       168,166           69,759        151,431         861,967           29,965          57,496          44,278
     Net Transfers Between Sub-accounts                          -               -             -              -               -              -                 -             -              -                -              -             -                -              -               -                -               -               -
     Surrenders                                            196,696         193,813       479,230         67,620         (34,353)       153,040           230,624        79,363         31,384          227,462        240,167       (42,812)        (113,743)      (378,073)        682,624           24,773         188,006          16,878
                                                    ---------------------------------------------  --------------------------------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -----------------------------------------------
                                                    ---------------------------------------------  --------------------------------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -----------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                    431,743         669,205     1,277,863        114,272          95,316        273,621           299,482       134,782         58,779          329,582        301,884       125,354          (43,984)      (226,642)      1,544,591           54,738         245,502          61,156
                                                    ---------------------------------------------  --------------------------------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -----------------------------------------------
                                                    ---------------------------------------------  --------------------------------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -----------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                     97,052         266,971     1,063,539         26,513          59,230        265,683           346,342       133,058         60,614          245,001        271,810       164,733         (442,958)      (790,377)        660,978          (21,317)        231,940          60,104
                                                    ---------------------------------------------  --------------------------------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -----------------------------------------------
                                                    ---------------------------------------------  --------------------------------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -----------------------------------------------

NET ASSETS:
     Beginning of Period                                 1,581,138       1,314,167       250,628        574,533         515,303        249,620           202,354        69,296          8,682          490,785        218,975        54,242        1,393,613      2,183,990       1,523,012          292,044          60,104               -
                                                    ---------------------------------------------  --------------------------------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -----------------------------------------------
                                                    ---------------------------------------------  --------------------------------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -----------------------------------------------
     End of Period                                     $ 1,678,190     $ 1,581,138   $ 1,314,167      $ 601,046       $ 574,533      $ 515,303         $ 548,696     $ 202,354       $ 69,296        $ 735,786      $ 490,785     $ 218,975        $ 950,656    $ 1,393,613     $ 2,183,990        $ 270,727       $ 292,044        $ 60,104
                                                    =============================================  ============================================   ============================================   ===========================================   =============================================  ===============================================
                                                    =============================================  ============================================   ============================================   ===========================================   =============================================  ===============================================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                      Evergreen                       Evergreen                                     INVESCO                                         INVESCO                                         INVESCO                                         INVESCO
                                                      VA Omega                           VA Special Equity                                VIF Dynamics                              VIF Financial Services                           VIF Health Sciences                                VIF Technology
                                                    ------------------------------  -------------------------------------------  ---------------------------------------------   ---------------------------------------------   ---------------------------------------------   ----------------------------------------------
                                                    ------------------------------  -------------------------------------------  ---------------------------------------------   ---------------------------------------------   ---------------------------------------------   ----------------------------------------------
                                                     Year Ended    * May 1 thru       Year Ended    Year Ended    Year Ended       Year Ended     Year Ended     Year Ended        Year Ended     Year Ended   Oct. 18* thru      Year Ended     Year Ended     Year Ended        Year Ended     Year Ended      Year Ended
                                                    Dec. 31, 2002   Dec. 31, 2001   Dec. 31, 2002  Dec. 31, 2001 Dec. 31, 2000   Dec. 31, 2002   Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000
                                                    ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    ------------------------------  -------------------------------------------  ---------------------------------------------   ---------------------------------------------   ---------------------------------------------   ----------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                           $ (74)          $ (10)       $ (10,399)    $ (7,770)        $ (353)       $ (37,569)      $ (39,464)     $ (4,759)        $ (58,943)     $ (47,749)      $ (3,476)       $ (96,883)     $ (67,591)       $ (7,117)       $ (70,142)     $ (87,894)       $ (17,776)
     Net Realized Gain (Loss)                                (332)             (1)         (12,365)     (25,261)          (330)        (250,758)       (362,641)        8,029          (107,350)        30,229         17,819         (221,761)      (233,489)         33,652         (477,590)    (2,318,565)          18,856
     Net Unrealized Gain (Loss) On Investments                (26)             (7)         (79,707)       9,270        (10,720)        (114,744)        (15,822)     (189,427)         (148,304)      (140,345)        99,430         (341,546)       (64,011)         62,569         (392,317)     1,069,017       (1,305,760)
                                                    ------------------------------  -------------------------------------------  ---------------------------------------------   ---------------------------------------------   ---------------------------------------------   ----------------------------------------------
                                                    ------------------------------  -------------------------------------------  ---------------------------------------------   ---------------------------------------------   ---------------------------------------------   ----------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                      (432)            (18)        (102,471)     (23,761)       (11,403)        (403,071)       (417,927)     (186,157)         (314,597)      (157,865)       113,773         (660,190)      (365,091)         89,104         (940,049)    (1,337,442)      (1,304,680)
                                                    ------------------------------  -------------------------------------------  ---------------------------------------------   ---------------------------------------------   ---------------------------------------------   ----------------------------------------------
                                                    ------------------------------  -------------------------------------------  ---------------------------------------------   ---------------------------------------------   ---------------------------------------------   ----------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                      438             305           64,441       52,659        106,358          132,960         315,167       337,305           146,405        228,456        271,098          315,217        480,504         469,346          258,279        488,684        1,134,816
     Net Transfers Between Sub-accounts                         -               -                -            -              -                -               -             -                 -              -              -                -              -               -                -              -                -
     Surrenders                                               538               -          100,558       41,162         81,186          (48,182)         47,453       939,807           111,886        344,940        559,135         (135,033)      (286,952)      1,690,370          (23,533)       (34,701)       2,586,476
                                                    ------------------------------  -------------------------------------------  ---------------------------------------------   ---------------------------------------------   ---------------------------------------------   ----------------------------------------------
                                                    ------------------------------  -------------------------------------------  ---------------------------------------------   ---------------------------------------------   ---------------------------------------------   ----------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                       976             305          164,999       93,821        187,544           84,778         362,620     1,277,112           258,291        573,396        830,233          180,184        193,552       2,159,716          234,746        453,983        3,721,292
                                                    ------------------------------  -------------------------------------------  ---------------------------------------------   ---------------------------------------------   ---------------------------------------------   ----------------------------------------------
                                                    ------------------------------  -------------------------------------------  ---------------------------------------------   ---------------------------------------------   ---------------------------------------------   ----------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                       544             287           62,529       70,060        176,141         (318,293)        (55,307)    1,090,955           (56,306)       415,531        944,006         (480,006)      (171,539)      2,248,820         (705,303)      (883,459)       2,416,612
                                                    ------------------------------  -------------------------------------------  ---------------------------------------------   ---------------------------------------------   ---------------------------------------------   ----------------------------------------------
                                                    ------------------------------  -------------------------------------------  ---------------------------------------------   ---------------------------------------------   ---------------------------------------------   ----------------------------------------------

NET ASSETS:
     Beginning of Period                                      287               -          246,201      176,141              -        1,058,779       1,114,086        23,131         1,379,972        964,441         20,435        2,096,533      2,268,072          19,252        1,697,970      2,581,429          164,817
                                                    ------------------------------  -------------------------------------------  ---------------------------------------------   ---------------------------------------------   ---------------------------------------------   ----------------------------------------------
                                                    ------------------------------  -------------------------------------------  ---------------------------------------------   ---------------------------------------------   ---------------------------------------------   ----------------------------------------------
     End of Period                                          $ 831           $ 287        $ 308,730    $ 246,201      $ 176,141        $ 740,486     $ 1,058,779   $ 1,114,086       $ 1,323,666    $ 1,379,972      $ 964,441      $ 1,616,527    $ 2,096,533     $ 2,268,072        $ 992,667    $ 1,697,970      $ 2,581,429
                                                    ==============================  ===========================================  =============================================   =============================================   =============================================   ==============================================
                                                    ==============================  ===========================================  =============================================   =============================================   =============================================   ==============================================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                       INVESCO                                    Montgomery                                      ProFunds                         ProFunds                        ProFunds                        ProFunds                        ProFunds
                                                             VIF Telecommunications                   Emerging Markets                            VP Bear                               VP Bull Plus                     VP Europe 30               VP OTC                              VP Ultra OTC
                                                    ------------------------------------------   -------------------------------------------   ------------------------------   ------------------------------   -----------------------------   ----------------------------   ------------------------------
                                                    ----------------------------------------------------------------------------------------   ---------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                     Year Ended     Year Ended     Year Ended     Year Ended    Year Ended     Year Ended        Year Ended    * Jan. 22 thru     Year Ended    * Jan. 22 thru    Year Ended    * Jan. 22 thru    Year Ended    * Jan. 22 thru    Year Ended    * Jan. 22 thru
                                                    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000  Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002    Dec. 31, 2001   Dec. 31, 2002    Dec. 31, 2001   Dec. 31, 2002  Dec. 31, 2001    Dec. 31, 2002  Dec. 31, 2001    Dec. 31, 2002  Dec. 31, 2001
                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    ------------------------------------------   -------------------------------------------   ------------------------------   ------------------------------   -----------------------------   ----------------------------   ------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                       $ (24,621)     $ (42,984)    $ (9,860)       $ (16,472)    $ (11,169)      $ (2,252)         $ (7,538)        $ (734)        $ (14,841)      $ (6,192)       $ (1,942)       $ (1,691)        $ (9,699)     $ (8,037)         $ (10,331)     $ (6,330)
     Net Realized Gain (Loss)                            (138,248)    (1,070,874)     (81,546)         (52,160)      (70,799)       (15,978)           (8,088)       (15,857)          (88,689)       (11,285)         (7,628)        (18,589)         (68,396)      (31,918)          (228,579)      (72,093)
     Net Unrealized Gain (Loss) On Investments           (191,734)       403,023     (458,143)          18,369        47,823        (67,916)           (7,236)          (475)          (12,574)         5,300          (6,015)            145          (47,968)      (12,822)            71,396       (82,100)
                                                    ------------------------------------------   -------------------------------------------   ------------------------------   ------------------------------   -----------------------------   ----------------------------   ------------------------------
                                                    ------------------------------------------   -------------------------------------------   ------------------------------   ------------------------------   -----------------------------   ----------------------------   ------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                  (354,603)      (710,835)    (549,549)         (50,263)      (34,145)       (86,146)          (22,862)       (17,066)         (116,104)       (12,177)        (15,585)        (20,135)        (126,063)      (52,777)          (167,514)     (160,523)
                                                    ------------------------------------------   -------------------------------------------   ------------------------------   ------------------------------   -----------------------------   ----------------------------   ------------------------------
                                                    ------------------------------------------   -------------------------------------------   ------------------------------   ------------------------------   -----------------------------   ----------------------------   ------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                   89,186        224,267      778,160           55,441        66,274        120,516             5,519            197            94,375         14,460          16,623          49,053           33,041        22,800             20,433        28,367
     Net Transfers Between Sub-accounts                         -              -            -                -             -              -                 -              -                 -              -               -               -                -             -                  -             -
     Surrenders                                           (35,300)       (18,842)     824,456          (56,518)       88,607        155,581           275,611         39,325           (85,121)       241,829          24,932          25,897          167,810       301,259            (52,112)      749,617
                                                    ------------------------------------------   -------------------------------------------   ------------------------------   ------------------------------   -----------------------------   ----------------------------   ------------------------------
                                                    ------------------------------------------   -------------------------------------------   ------------------------------   ------------------------------   -----------------------------   ----------------------------   ------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                    53,886        205,425    1,602,616           (1,077)      154,881        276,097           281,130         39,522             9,254        256,289          41,555          74,950          200,851       324,059            (31,679)      777,984
                                                    ------------------------------------------   -------------------------------------------   ------------------------------   ------------------------------   -----------------------------   ----------------------------   ------------------------------
                                                    ------------------------------------------   -------------------------------------------   ------------------------------   ------------------------------   -----------------------------   ----------------------------   ------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                  (300,717)      (505,410)   1,053,067          (51,340)      120,736        189,951           258,268         22,456          (106,850)       244,112          25,970          54,815           74,788       271,282           (199,193)      617,461
                                                    ------------------------------------------   -------------------------------------------   ------------------------------   ------------------------------   -----------------------------   ----------------------------   ------------------------------
                                                    ------------------------------------------   -------------------------------------------   ------------------------------   ------------------------------   -----------------------------   ----------------------------   ------------------------------

NET ASSETS:
     Beginning of Period                                  602,596      1,108,006       54,939          364,483       243,747         53,796            22,456              -           244,112              -          54,815               -          271,282             -            617,461             -
                                                    ------------------------------------------   -------------------------------------------   ------------------------------   ------------------------------   -----------------------------   ----------------------------   ------------------------------
                                                    ------------------------------------------   -------------------------------------------   ------------------------------   ------------------------------   -----------------------------   ----------------------------   ------------------------------
     End of Period                                      $ 301,879      $ 602,596  $ 1,108,006        $ 313,143     $ 364,483      $ 243,747         $ 280,724       $ 22,456         $ 137,263      $ 244,112        $ 80,785        $ 54,815        $ 346,070     $ 271,282          $ 418,269     $ 617,461
                                                    ==========================================   ===========================================   ==============================   ==============================   =============================   ============================   ==============================
                                                    ==========================================   ===========================================   ==============================   ==============================   =============================   ============================   ==============================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                      ProFunds                              Prudential - SP                 Rydex                                        Rydex                                         Rydex
                                                         VP Ultra Small-Cap            Jennison International Growth        Nova                                          OTC                                          Ursa
                                                    -----------------------------   -------------------------------------------------------------------------------  -------------------------------------------   --------------------------------------------
                                                    -----------------------------------------------------------------   ---------------------------------------------------------------------------------------------------------------------------------------
                                                     Year Ended    * Jan. 22 thru     Year Ended      * May 1 thru       Year Ended    Year Ended    * Oct. 23 thru   Year Ended    Year Ended    * Oct. 23 thru    Year Ended     Year Ended   * Oct. 23 thru
                                                    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001      Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000
                                                    -----------------------------------------------------------------   ---------------------------------------------------------------------------------------------------------------------------------------
                                                    -----------------------------   ---------------------------------   -------------------------------------------  -------------------------------------------   --------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                        $ (5,370)      $ (4,579)            $ (414)          $ (328)         $ 4,929      $ 21,046          $ (16)       $ (5,115)     $ (6,349)         $ (27)          $ (765)         $ 988            $ -
     Net Realized Gain (Loss)                             (63,887)        (3,208)            (3,659)          (9,134)         (43,610)      (34,298)           (58)       (113,342)      (66,000)        (4,305)           3,220            625          2,812
     Net Unrealized Gain (Loss) On Investments            (10,117)            50               (683)               -          (32,747)      (57,446)           522          52,510       (31,381)       (20,422)          (1,476)        (2,082)             1
                                                    -----------------------------   ---------------------------------   -------------------------------------------  -------------------------------------------   --------------------------------------------
                                                    -----------------------------   ---------------------------------   -------------------------------------------  -------------------------------------------   --------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                   (79,374)        (7,737)            (4,756)          (9,462)         (71,428)      (70,698)           448         (65,947)     (103,730)       (24,754)             979           (469)         2,813
                                                    -----------------------------   ---------------------------------   -------------------------------------------  -------------------------------------------   --------------------------------------------
                                                    -----------------------------   ---------------------------------   -------------------------------------------  -------------------------------------------   --------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                   29,275         40,429             10,107                -            3,284        26,859          1,166          12,111        51,085          4,094            2,058          8,092              -
     Net Transfers Between Sub-accounts                         -              -                  -                -                -             -              -               -             -              -                -              -              -
     Surrenders                                            25,147        125,748             10,200            9,462           (4,679)      154,109         64,462         (50,410)      112,026        134,439           88,050             63          7,540
                                                    -----------------------------   ---------------------------------   -------------------------------------------  -------------------------------------------   --------------------------------------------
                                                    -----------------------------   ---------------------------------   -------------------------------------------  -------------------------------------------   --------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                    54,422        166,177             20,307            9,462           (1,395)      180,968         65,628         (38,299)      163,111        138,533           90,108          8,155          7,540
                                                    -----------------------------   ---------------------------------   -------------------------------------------  -------------------------------------------   --------------------------------------------
                                                    -----------------------------   ---------------------------------   -------------------------------------------  -------------------------------------------   --------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                   (24,952)       158,440             15,551                -          (72,823)      110,270         66,076        (104,246)       59,381        113,779           91,087          7,686         10,353
                                                    -----------------------------   ---------------------------------   -------------------------------------------  -------------------------------------------   --------------------------------------------
                                                    -----------------------------   ---------------------------------   -------------------------------------------  -------------------------------------------   --------------------------------------------

NET ASSETS:
     Beginning of Period                                  158,440              -                  -                -          176,346        66,076              -         173,160       113,779              -           18,039         10,353              -
                                                    -----------------------------   ---------------------------------   -------------------------------------------  -------------------------------------------   --------------------------------------------
                                                    -----------------------------   ---------------------------------   -------------------------------------------  -------------------------------------------   --------------------------------------------
     End of Period                                      $ 133,488      $ 158,440           $ 15,551              $ -        $ 103,523     $ 176,346       $ 66,076        $ 68,914     $ 173,160      $ 113,779        $ 109,126       $ 18,039       $ 10,353
                                                    =============================   =================================   ===========================================  ===========================================   ============================================
                                                    =============================   =================================   ===========================================  ===========================================   ============================================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged

American Skandia Life Assurance Corporation Variable Account F ("Variable Account F")
Notes to Financial Statements
December 31, 2002
----------------------------------------------------------------------------------------------------------

1.       ORGANIZATION

American Skandia Life Assurance  Corporation  Separate Account F, also referred to as the "Separate  Account",  is organized as a unit investment  trust, a type of investment  company,  and is registered with the Securities and Exchange  Commission  under the
Investment  Company Act of 1940.  American Skandia Life Assurance  Corporation  ("American  Skandia" or the "Company")  commenced operations of the Separate  Account,  pursuant to Connecticut  law, on June 25, 1998.  Underss.38a-433 of the Connecticut  General
Statutes,  the assets and liabilities of the Separate Account are clearly  identified and distinguished from the other assets and liabilities  of the Company.  The assets of the Separate  Account  will not be charged  with any  liabilities  arising out of any other  business  conducted by American  Skandia.  However,  the Separate  Account's  obligations,  including  insurance  benefits related to the variable  life  policies,  are the  obligations  of American  Skandia.  The Separate  Account also holds assets of other  variable life policies  issued by us with values and benefits that vary  according to the  investment  performance  of the
Separate Account.

The  Separate  Account  is used as a funding  vehicle  for five (5)  variable  life  policies  issued by  American  Skandia.  The following is a list of each variable life insurance product funded through the Separate Account.

              American Skandia Trophy ("AS Trophy")            American Skandia Life Focus ("AS Focus")
              American Skandia SPVLI ("AS SPVLI")              American Skandia Life Horizon ("AS
                                                               Horizon")
              American Skandia Life Champion ("AS Champion")

The  Separate  Account  consists of multiple  Sub-accounts,  each of which  invests  only in a single  mutual fund or mutual fund portfolio.  The name of each Sub-account  generally  corresponds to the name of the underlying  Portfolio.  Certain  Sub-accounts are available with only certain variable life policies offered through the Separate Account.

The name of each Portfolio and the corresponding Sub-account name, are provided below.

              American Skandia Trust
              AST Strong International Equity                 AST DeAM Large-Cap Growth 3
              AST William Blair International Growth 1        AST DeAM Large-Cap Value 6
              AST American Century International Growth       AST Alliance/Bernstein Growth + Value
              AST DeAM International Equity 2                 AST Sanford Bernstein Core Value
              AST MFS Global Equity                           AST Cohen & Steers Realty
              AST PBHG Small-Cap Growth                       AST Sanford Bernstein Managed Index 500
              AST DeAM Small-Cap Growth                       AST American Century Income & Growth
              AST Federated Aggressive Growth                 AST Alliance Growth and Income
              AST Goldman Sachs Small-Cap Value               AST MFS Growth with Income
              AST Gabelli Small-Cap Value                     AST INVESCO Capital Income 7
              AST DeAM Small-Cap Value 3                      AST DeAM Global Allocation 8
              AST Goldman Sachs Mid-Cap Growth 4              AST American Century Strategic Balanced
              AST Neuberger Berman Mid-Cap Growth             AST T. Rowe Price Asset Allocation
              AST Neuberger Berman Mid-Cap Value              AST T. Rowe Price Global Bond
              AST Alger All-Cap Growth                        AST Federated High Yield
              AST Gabelli All-Cap Value                       AST Lord Abbett Bond-Debenture
              AST T. Rowe Price Natural Resources             AST DeAM Bond 3
              AST Alliance Growth                             AST PIMCO Total Return Bond
              AST MFS Growth                                  AST PIMCO Limited Maturity Bond
              AST Marsico Capital Growth                      AST Money Market
              AST Goldman Sachs Concentrated Growth 5
              Wells Fargo Variable Trust                      Rydex Variable Trust
              International Equity                            Nova
              Small Cap Growth                                Ursa
              Growth                                          OTC
              Large Company Growth
              Equity Value                                    ProFund VP
              Equity Income                                   Europe 30
              Asset Allocation                                Bear
              Corporate Bond                                  Bull Plus
              Money Market                                    OTC
                                                              UltraSmall-Cap
              INVESCO Variable Investment Funds, Inc.
              Dynamics                                        Evergreen Variable Annuity Trust:
              Technology                                      Global Leaders
              Health Sciences                                 Special Equity
              Financial Services                              Omega
              Telecommunications
                                                              The Prudential Series Fund, Inc.
              Montgomery Variable Series                      SP Jennison International Growth
              Emerging Markets

1.       This portfolio was formerly named "AST Janus Overseas Growth."
2.       This portfolio was formerly named "AST Founders Passport."
3.       These portfolios commenced operations on May 1, 2002.
4.       This portfolio was formerly named "AST Janus Mid-Cap Growth."
5.       This portfolio was formerly named "AST JanCap Growth."
6.       This portfolio was formerly named "AST Janus Strategic Value."
7.       This portfolio was formerly named "AST INVESCO Equity Income."
8.       This portfolio was formerly named "AST AIM Balanced."

The  Portfolios  are not publicly  traded  mutual  funds.  They are only  available  as  investment  options in variable  annuity contracts and variable life insurance  policies  issued by insurance  companies,  or in some cases,  to  participants  in certain qualified  retirement  plans.  However,  some of the Portfolios  available as  Sub-accounts  under the variable life policies are managed by the same  portfolio  advisor or sub-advisor as a retail mutual fund of the same or similar name that the Portfolio may have been modeled after at its  inception.  Certain  retail mutual funds may also have been modeled after a Portfolio.  While the investment  objective  and policies of the retail  mutual  funds and the  Portfolios  may be  substantially  similar,  the actual investments  will differ to varying  degrees.  Differences  in the  performance  of the funds can be expected,  and in some cases could be  substantial.  You should not compare the  performance  of a publicly  traded  mutual fund with the  performance  of any similarly named Portfolio offered as a Sub-account.

See Note VI for additional  information  about each Variable Life Policy and the charges made by the Separate Account in relation to the Policy and any optional benefits offered under the Policy.

The  accompanying  financial  statements  include only contract  owners'  purchase  payments  related to the variable  investment options offered under the various Variable Life Policies,  and does not provide  information related to fixed allocations offered under the Policies.

2.       VALUATION OF INVESTMENTS

The fair value of the investments in the  sub-accounts  is based on the net asset values of the Portfolio  shares held at the end of the  current  period.  Transactions  are  accounted  for on the trade date and  dividend  income is  recognized  on an accrual basis.  Realized gains and losses on sales of investments are determined on a first-in first-out basis.

3.       ESTIMATES

The  preparation  of financial  statements in  conformity  with  accounting  principles  generally  accepted in the United States requires that  management  make estimates and  assumptions  that affect the reported  amounts of assets and liabilities as of the date of the financial  statements and the reported amounts of revenues and expenses during the reporting  period.  Actual results could differ from those estimates.

4.       INCOME TAXES

American Skandia does not expect to incur any federal income tax liability on earnings,  or realized  capital gains  attributable to the Separate Account;  therefore,  no charges for federal income taxes are currently  deducted from the Separate  Account.  If
American Skandia incurs income taxes  attributable to the Separate  Account,  or determines that such taxes will be incurred,  it may make a charge for such taxes against the Separate  Account.  Under current laws,  American  Skandia may incur state and local income  taxes (in  addition  to premium  tax) in  several  states.  The  Company  does not  anticipate  that these  taxes will be significant.  However,  American  Skandia may make  charges  against the  Separate  Account in the event that the amount of these taxes changes.

5.       DIVIDENDS

During 2002,  certain of the  Portfolios  declared  dividends.  The amounts  accrued and/or accrued and paid by the Portfolios to the Separate  Account for its share of the dividends were reinvested in additional  full and fractional  shares of the applicable
Portfolios.  Such  additional  full and  fractional  shares of the  Portfolios  are  reflected  in the daily  calculation  of the accumulation unit value for each Sub-account of the Separate Account.

6.       CONTRACT CHARGES/FEATURES

Each  variable  life policy  funded  through the  Separate  Account is subject to specific  fees and  charges,  some of which are deducted as an  asset-based  charge by the Separate  Account,  while others are  deducted  monthly,  annually or at the time that certain transactions are made.

Mortality  and  Expense  Risk Charge - The  Mortality  and  Expense  Risk  Charge of 0.90% per year is  deducted by the  Separate
Account.  The Mortality and Expense Risk Charge is expressed as an annual charge;  however the daily  equivalent is deducted on a daily basis from the assets of the Separate  Account.  With respect to the AS SPVLI, AS Life Focus and AS Life Horizon  products, the Mortality and Expense Risk Charge decreases to 0.25% per year after the fifteenth policy year.

Administration  Charge - The  Administration  Charge of 0.25% per year is deducted by the Separate  Account.  The  Administration
Charge is  expressed  as an annual  charge;  however  the daily  equivalent  is  deducted on a daily basis from the assets of the
Separate Account.

Maintenance  Fee - With respect to the AS SPVLI product,  a Maintenance  Fee of $2.50 per month is deducted.  The Maintenance Fee is waived if the Account Value is greater than $75,000.

Sales Charge - A Sales  Charge is deducted  during the first ten Policy  Years by the  Separate  Account.  With respect to the AS
SPVLI product,  the Sales Charge is 0.25% per year; the Sales Charge for the AS Life Champion,  AS Life Focus and AS Life Horizon
products is 0.40% per year.  The Sales Charge is expressed as an annual charge;  however the monthly  equivalent is deducted on a monthly  basis  from the  assets of the  Separate  Account.  The charge is  deducted  for the first ten Policy  Years and then no longer applies.

Cost of Insurance  Charge - The Cost of Insurance  Charge is deducted on a monthly basis  pro-rata  from the variable  investment options in the Separate Account and any fixed  investment  options.  With respect to the AS SPVLI product,  the Cost of Insurance
Charge is deducted as an  asset-based  charge  ranging from 0.50% to 2.50% per year  depending on the  insured's age on the issue date of the  policy,  gender  and  tobacco  use risk  class.  With  respect  to the AS Life  Champion,  AS Life Focus and AS Life
Horizon,  the Cost of Insurance  Charge varies  depending on a number of factors,  including  the insured's age at issue,  gender
(where  permitted),  tobacco  usage class and risk class of each  insured.  The charge is assessed as an amount per $1,000 of Net
Amount at Risk plus a $12 monthly fee.  Please refer to the  prospectus  for your policy for a complete  description  of the Cost of Insurance Charge.

Premium  Tax - A charge is  deducted  from each  premium  in  relation  to state  and  local  premium  taxes we may incur on that premium.  In most  jurisdictions  these rates range from 0% to 3.5% of each premium.  These  charges are deducted  before the net amount is allocated to the investment  options in the Separate  Account.  Premium taxes are deducted on the AS Life Champion,  AS
Life Focus and AS Life Horizon products only.

"DAC" Tax - A charge is deducted in relation to the deferred  acquisition  cost or "DAC"  incurred by the Company.  The charge is equal to 1.15% and is  deducted  from each  Premium  payment.  The  deferred  acquisition  tax charge is  deducted on the AS Life
Champion, AS Life Focus and AS Life Horizon products only.

Transfer  Fees - Transfer  Fees are charged at a rate of $10 for each  transfer  after the 20th in each Policy Year, as set forth in the respective prospectuses.

Partial  Withdrawal  Transaction  Fee - A fee of $25.00  may be charged  for each  partial  withdrawal.  The  partial  withdrawal transaction fee is deducted on the AS Life Champion, AS Life Focus and AS Life Horizon products only.

Contingent  Deferred  Sales  Charges - Contingent  Deferred  Sales Charges are deducted  upon  surrender or  withdrawal  from the policies.  When  applicable,  Contingent  Deferred Sales Charges will apply for a maximum number of years depending on the policy type.  The maximum  number of years is  calculated  from the issue date of the policy.  Please refer to the  prospectus  for your variable life policy for a complete description of the Contingent Deferred Sales Charge.

7.       ACCUMULATION UNIT VALUES

Accumulation  Unit Values (or "AUVs") are calculated for each Sub-account on each Valuation Day. The  accumulation  unit value is calculated  based on the asset-based  charge deducted on a daily basis from the Separate  Account.  Currently,  a combined annual charge of 1.15%  (0.90%  mortality  and  expense  risk  charge  and 0.25%  administrative  charge)  is  deducted  for each of the policies.  After the 15th  policy  year for the AS SPVLI,  AS Life Focus and AS Life  Horizon  policies,  the annual  charge will decrease to 0.50%.  An additional AUV based on the 0.50% combined asset-based charge will be calculated each Valuation Day.

8.       RELATED PARTY AGREEMENTS

American Skandia Marketing,  Incorporated,  a wholly-owned  subsidiary of American Skandia,  Inc., the parent company of American
Skandia Life  Assurance  Corporation,  serves as principal  underwriter  and  distributor  of variable  life  policies  funded by interests in the Separate Account, without remuneration from the Separate Account.

9.       DIVERSIFICATION REQUIREMENTS

Section  817(h) of the  Internal  Revenue  Code  provides  that a variable  life  insurance  policy,  in order to qualify as life insurance,  must have an  "adequately  diversified"  segregated  asset  account  (including  investments  in a mutual fund by the segregated  asset  account of the insurance  companies).  The Treasury  Department's  regulations  prescribe the  diversification requirements  for variable  contracts.  The Company  believes the underlying  mutual fund portfolios have  continuously  complied with the terms of these regulations.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

10.   CHANGES IN THE UNITS OUTSTANDING

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                        AAF                 AAF             AST - Alger                                   AST - Alger                     AST - Alger                       AST - Alliance/Bernstein         AST - Alliance
                                                      Growth            Mid-Cap Growth           All-Cap Growth                              Growth                             Mid-Cap Growth                  Growth + Value             Growth
                                                 ------------------  -----------------------------------------------------------------  ------------------------------   -----------------------------   ----------------------------   -----------------------------------------
                                                 ------------------  -------------------  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    Jan. 1 thru          Jan. 1 thru        Year Ended     Year Ended     Year Ended      Jan. 1 thru    * Nov. 11 thru   Jan. 1 thru   * Nov. 11 thru     Year Ended    * May 1 thru    Year Ended   Year Ended    Year Ended
                                                  Nov. 11, 2000 **     Nov. 11, 2000 **    Dec. 31, 2002  Dec. 31, 2001  Dec. 31, 2000  Feb. 16, 2001 ** Dec. 31, 2000   Feb. 16, 2001 **Dec. 31, 2000   Dec. 31, 2002   Dec. 31, 2001  Dec. 31, 2002Dec. 31, 2001Dec. 31, 2000
                                                 --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                 ------------------  -------------------  --------------------------------------------  ------------------------------   -----------------------------   ----------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                  104,744               56,139           504,660       187,561             -           226,412             -          164,903              -             5,941            -         191,686      135,616         21,389
Units Purchased                                             34,586               20,057            46,799        77,577        95,529             1,371         1,675              802          1,664            14,667          641          39,186       34,972         32,283
Units Transferred Between Sub-accounts                    (137,664)             (75,403)          (70,473)      244,785        93,525          (227,783)      225,271         (165,705)       163,889            10,316        5,300          (5,480)      22,077         82,677
Units Surrendered                                           (1,666)                (793)           (5,910)       (5,263)       (1,493)                -          (534)               -           (650)           (1,580)           -          (1,472)        (979)          (733)
                                                 ------------------  -------------------  --------------------------------------------  ------------------------------   -----------------------------   ----------------------------   -----------------------------------------
                                                 ------------------  -------------------  --------------------------------------------  ------------------------------   -----------------------------   ----------------------------   -----------------------------------------
Units Outstanding End of the Period                              -                    -           475,076       504,660       187,561                 -       226,412                -        164,903            29,344        5,941         223,920      191,686        135,616
                                                 ==================  ===================  ============================================  ==============================   =============================   ============================   =========================================
                                                 ==================  ===================  ============================================  ==============================   =============================   ============================   =========================================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

10.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                       AST - Alliance                               AST - American Century                     AST - American Century                 AST - American Century              AST - American Century                   AST - Cohen &
                                                      Growth & Income                            Income & Growth                               International Growth I                International Growth II         Strategic Balanced                          Steers Real Estate
                                                 ----------------------------------------   ----------------------------------------   ----------------------------------------   -----------------------------  ------------------------------------------  ---------------------------------------
                                                 ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
                                                  Year Ended    Year Ended    Year Ended     Year Ended   Year Ended     Year Ended     Year Ended   Year Ended     Year Ended     Jan. 1 thru     Year Ended     Year Ended    Year Ended    Year Ended      Year Ended   Year Ended   Year Ended
                                                 Dec. 31, 2002 Dec. 31, 2001 Dec. 31, 2000  Dec. 31, 2002Dec. 31, 2001  Dec. 31, 2000  Dec. 31, 2002Dec. 31, 2001  Dec. 31, 2000  Sep. 24, 2001 **Dec. 31, 2000  Dec. 31, 2002 Dec. 31, 2001 Dec. 31, 2000   Dec. 31, 2002Dec. 31, 2001 Dec. 31, 2000
                                                 ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                 ----------------------------------------   ----------------------------------------   ----------------------------------------   -----------------------------  ------------------------------------------  ---------------------------------------
Units Outstanding Beginning of the Period              495,152      241,867      107,121         245,214       195,150       50,924         181,970        84,389        7,482            17,445         5,713         111,255       53,296         25,191         54,527        42,949       5,079
Units Purchased                                         52,908       93,789       59,792          21,456        35,406       65,323          26,104        54,277       44,210             1,621         7,231           7,391       13,927          8,782         10,711        10,917       7,186
Units Transferred Between Sub-accounts                  (4,882)     166,523       75,458          (2,050)       17,147       80,297          12,416        45,720       33,907           (19,066)        4,501          (2,248)      44,296         19,425         40,080         1,453      31,428
Units Surrendered                                       (3,311)      (7,027)        (503)         (5,553)       (2,489)      (1,394)         (3,348)       (2,416)      (1,210)                -             -            (811)        (264)          (102)        (1,957)         (792)       (744)
                                                 ----------------------------------------   ----------------------------------------   ----------------------------------------   -----------------------------  ------------------------------------------  ---------------------------------------
                                                 ----------------------------------------   ----------------------------------------   ----------------------------------------   -----------------------------  ------------------------------------------  ---------------------------------------
Units Outstanding End of the Period                    539,867      495,152      241,867         259,067       245,214      195,150         217,142       181,970       84,389                 -        17,445         115,587      111,255         53,296        103,361        54,527      42,949
                                                 ========================================   ========================================   ========================================   =============================  ==========================================  =======================================
                                                 ========================================   ========================================   ========================================   =============================  ==========================================  =======================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

10.   CHANGES IN THE UNITS OUTSTANDING

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------  -------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------  -------------------
                                                    AST - DeAm               AST - DeAm Global                      AST - DeAm International               AST - DeAm                 AST - DeAm Large-Cap                       AST - DeAm                               AST - DeAm
                                                      Bond         Allocation                                   Equity                                   Large-Cap Growth       Value                                         Small-Cap Growth                         Small-Cap Value
                                                 ---------------  ----------------------------------------   ----------------------------------------  ---------------------------------------------------------------   -------------------------------------------  -------------------
                                                 ---------------  --------------------------------------------------------------------------------------------------------  ----------------------------------------------------------------------------------------  -------------------
                                                  * May 1 thru     Year Ended    Year Ended    Year Ended     Year Ended    Year Ended    Year Ended      * May 1 thru       Year Ended    Year Ended    * Oct. 23 thru   Year Ended    Year Ended     Year Ended        * May 1 thru
                                                  Dec. 31, 2002   Dec. 31, 2002 Dec. 31, 2001 Dec. 31, 2000  Dec. 31, 2002 Dec. 31, 2001Dec. 31, 2000    Dec. 31, 2002      Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2002
                                                 -------------------------------------------------------------------------------------------------------------------------  -------------------------------------------------------------------------------------------------------------
                                                 ---------------  ----------------------------------------   ----------------------------------------  -------------------  ------------------------------------------   -------------------------------------------  -------------------
Units Outstanding Beginning of the Period                     -         173,589      126,271       25,161          109,888       84,408        7,962                    -          65,513           475             -          189,501       136,357          1,007                    -
Units Purchased                                               -          17,767       27,831       36,794           27,892       29,010       66,332                    -           6,927        28,396            12           39,542        48,325         89,872                   78
Units Transferred Between Sub-accounts                    8,633         (11,865)      20,743       64,548            6,384       (2,558)      10,424                3,482           3,213        36,816           463          (18,144)        7,388         46,288               10,889
Units Surrendered                                             -          (2,698)      (1,256)        (232)          (1,706)        (972)        (310)                   -          (2,126)         (174)            -           (2,526)       (2,569)          (810)                 (24)
                                                 ---------------  ----------------------------------------   ----------------------------------------  -------------------  ------------------------------------------   -------------------------------------------  -------------------
                                                 ---------------  ----------------------------------------   ----------------------------------------  -------------------  ------------------------------------------   -------------------------------------------  -------------------
Units Outstanding End of the Period                       8,633         176,793      173,589      126,271          142,458      109,888       84,408                3,482          73,527        65,513           475          208,373       189,501        136,357               10,943
                                                 ===============  ========================================   ========================================  ===================  ==========================================   ===========================================  ===================
                                                 ===============  ========================================   ========================================  ===================  ==========================================   ===========================================  ===================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

10.   CHANGES IN THE UNITS OUTSTANDING

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------  -------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------  -------------------
                                                    AST - DeAm           AST - DeAm Global                                   AST - DeAm International                 AST - DeAm                   AST - DeAm Large-Cap                          AST - DeAm                                 AST - DeAm
                                                      Bond            Allocation                                       Equity                                       Large-Cap Growth       Value                                              Small-Cap Growth                           Small-Cap Value
                                                 ----------------  ---------------------------------------------   ---------------------------------------------  ------------------------------------------------------------------   -----------------------------------------------  -------------------
                                                 ----------------  ---------------------------------------------   ------------------------------------------------------------------  -----------------------------------------------------------------------------------------------  -------------------
                                                  * May 1 thru        Year Ended     Year Ended    Year Ended        Year Ended      Year Ended      Year Ended      * May 1 thru        Year Ended     Year Ended    * Oct. 23 thru     Year Ended     Year Ended      Year Ended         * May 1 thru
                                                   Dec. 31, 2002    Dec. 31, 2002   Dec. 31, 2001  Dec. 31, 2000    Dec. 31, 2002   Dec. 31, 2001  Dec. 31, 2000    Dec. 31, 2002      Dec. 31, 2002  Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2002
                                                 ------------------------------------------------------------------------------------------------------------------------------------  --------------------------------------------------------------------------------------------------------------------
                                                 ----------------  ---------------------------------------------   ---------------------------------------------  -------------------  ---------------------------------------------   -----------------------------------------------  -------------------
Units Outstanding Beginning of the Period                      -            173,589       126,271        25,161            109,888          84,408        7,962                    -           65,513            475              -           189,501         136,357           1,007                    -
Units Purchased                                                -             17,767        27,831        36,794             27,892          29,010       66,332                    -            6,927         28,396             12            39,542          48,325          89,872                   78
Units Transferred Between Sub-accounts                     8,633            (11,865)       20,743        64,548              6,384          (2,558)      10,424                3,482            3,213         36,816            463           (18,144)          7,388          46,288               10,889
Units Surrendered                                              -             (2,698)       (1,256)         (232)            (1,706)           (972)        (310)                   -           (2,126)          (174)             -            (2,526)         (2,569)           (810)                 (24)
                                                 ----------------  ---------------------------------------------   ---------------------------------------------  -------------------  ---------------------------------------------   -----------------------------------------------  -------------------
                                                 ----------------  ---------------------------------------------   ---------------------------------------------  -------------------  ---------------------------------------------   -----------------------------------------------  -------------------
Units Outstanding End of the Period                        8,633            176,793       173,589       126,271            142,458         109,888       84,408                3,482           73,527         65,513            475           208,373         189,501         136,357               10,943
                                                 ================  =============================================   =============================================  ===================  =============================================   ===============================================  ===================
                                                 ================  =============================================   =============================================  ===================  =============================================   ===============================================  ===================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

10.   CHANGES IN THE UNITS OUTSTANDING

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                        AST - Federated                                 AST - Federated                                     AST - Gabelli                                  AST - Gabelli                               AST - Goldman Sachs                            AST - Goldman Sachs
                                                       Aggressive Growth                                High Yield Bond                                     All-Cap Value                                 Small-Cap Value                              Concentrated Growth                               Mid-Cap Growth
                                                 --------------------------------------------   -------------------------------------------------   --------------------------------------------   --------------------------------------------   ---------------------------------------------   -------------------------------------------
                                                 ------------------------------------------------------------------------------------------------   -------------------------------------------------------------------------------------------   ---------------------------------------------   -------------------------------------------
                                                   Year Ended      Year Ended   * Oct. 23 thru   Year Ended      Year Ended        Year Ended         Year Ended     Year Ended    * Oct. 23 thru   Year Ended     Year Ended     Year Ended        Year Ended      Year Ended    Year Ended       Year Ended     Year Ended   * May 1 thru
                                                  Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000  Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2000      Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000    Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000
                                                 ------------------------------------------------------------------------------------------------   -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                 --------------------------------------------   -------------------------------------------------   --------------------------------------------   --------------------------------------------   ---------------------------------------------   -------------------------------------------
Units Outstanding Beginning of the Period                 12,299              -            -          229,485           104,857           60,603           169,678          1,040             -          206,711          79,494        17,849            789,386        687,544       370,764          169,434         86,875             -
Units Purchased                                            6,229          5,144            -           18,380            45,824           28,401             7,520         33,854            18           39,151          39,390        27,669             87,354        115,164       191,771           38,491         63,129        28,866
Units Transferred Between Sub-accounts                     5,365          7,155            -           23,593            79,421           16,835           (35,786)       134,997         1,022           32,026          88,302        34,534           (108,963)        (3,868)      128,406            2,694         19,892        58,009
Units Surrendered                                            (12)             -            -           (5,473)             (617)            (982)           (6,379)          (213)            -           (7,002)           (475)         (558)            (8,742)        (9,454)       (3,397)          (2,599)          (462)            -
                                                 --------------------------------------------   -------------------------------------------------   --------------------------------------------   --------------------------------------------   ---------------------------------------------   -------------------------------------------
                                                 --------------------------------------------   -------------------------------------------------   --------------------------------------------   --------------------------------------------   ---------------------------------------------   -------------------------------------------
Units Outstanding End of the Period                       23,881         12,299            -          265,985           229,485          104,857           135,033        169,678         1,040          270,886         206,711        79,494            759,035        789,386       687,544          208,020        169,434        86,875
                                                 ============================================   =================================================   ============================================   ============================================   =============================================   ===========================================
                                                 ============================================   =================================================   ============================================   ============================================   =============================================   ===========================================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

10.   CHANGES IN THE UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    AST - Goldman Sachs                              AST - Invesco                                  AST - Kinetics                               AST - Lord Abbett                               AST - Marsico                           AST - MFS
                                                      Small-Cap Value                               Capital Income                             Internet                                            Bond Debenture                               Capital Growth                                 Global Equity
                                                 -----------------------------------------   ---------------------------------------------  ----------------------------------------------  --------------------------------------------  ------------------------------------------   ---------------------------------------------
                                                 -----------------------------------------   ---------------------------------------------  ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                  Year Ended   Year Ended    Year Ended        Year Ended     Year Ended     Year Ended       Jan. 1 thru     Year Ended    * Oct. 23 thru    Year Ended    Year Ended    * Oct. 23 thru   Year Ended    Year Ended      Year Ended     Year Ended     Year Ended      Year Ended
                                                 Dec. 31, 2002Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000    May 3, 2002**  Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001  Dec. 31, 2000
                                                 -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                 -----------------------------------------   ---------------------------------------------  ----------------------------------------------  --------------------------------------------  ------------------------------------------   ---------------------------------------------
Units Outstanding Beginning of the Period             105,155        47,093         9,327           323,542        181,236         74,727             4,382             78              -           30,650             -              -         579,189       438,963       229,882           39,130          20,345              -
Units Purchased                                        22,699        24,749        16,177            24,521         56,545         42,598               157          1,574              -            5,449        13,015              -          62,989        94,630       125,714            7,005          12,174          9,422
Units Transferred Between Sub-accounts                 28,674        33,642        22,051            15,362         88,679         64,323            (4,539)         2,730             78           50,362        17,635              -          20,379        52,974        85,908            5,059           6,614         10,923
Units Surrendered                                      (3,232)         (329)         (462)           (3,318)        (2,918)          (412)                -              -              -              (29)            -              -          (6,823)       (7,378)       (2,541)             (60)             (3)             -
                                                 -----------------------------------------   ---------------------------------------------  ----------------------------------------------  --------------------------------------------  ------------------------------------------   ---------------------------------------------
                                                 -----------------------------------------   ---------------------------------------------  ----------------------------------------------  --------------------------------------------  ------------------------------------------   ---------------------------------------------
Units Outstanding End of the Period                   153,296       105,155        47,093           360,107        323,542        181,236                 -          4,382             78           86,432        30,650              -         655,734       579,189       438,963           51,134          39,130         20,345
                                                 =========================================   =============================================  ==============================================  ============================================  ==========================================   =============================================
                                                 =========================================   =============================================  ==============================================  ============================================  ==========================================   =============================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

10.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                   AST - MFS                                      AST - MFS                                          AST                                             AST - Neuberger &                              AST - Neuberger &                              AST - PBHG
                                                    Growth                                           Growth with Income                                 Money Market                               Berman Mid-Cap Growth                                 Berman Mid-Cap Value                   Small-Cap Growth
                                                 ---------------------------------------------  ----------------------------------------------  --------------------------------------------   ----------------------------------------------  -----------------------------------------   ----------------------------------------
                                                 ---------------------------------------------  ----------------------------------------------  --------------------------------------------   ----------------------------------------------  ------------------------------------------------------------------------------------
                                                  Year Ended     Year Ended     Year Ended       Year Ended     Year Ended      Year Ended        Year Ended     Year Ended    Year Ended        Year Ended     Year Ended      Year Ended      Year Ended    Year Ended     Year Ended     Year Ended    Year Ended   Year Ended
                                                 Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002   Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002Dec. 31, 2001   Dec. 31, 2000  Dec. 31, 2002 Dec. 31, 2001Dec. 31, 2000
                                                 ---------------------------------------------------------------------------------------------  -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                 ---------------------------------------------  ----------------------------------------------  --------------------------------------------   ----------------------------------------------  -----------------------------------------   ----------------------------------------
Units Outstanding Beginning of the Period              301,177         46,822           2,379          84,355         34,771            1,304        1,552,467        968,500       415,524           288,898         159,662         30,953        297,772        131,349       27,998          114,452      123,085       80,028
Units Purchased                                         18,958         47,656          19,797           7,948         24,365           15,666        1,002,962            682     2,929,544            39,790          57,153         66,605         45,859         55,593       50,907           12,838       12,857       20,355
Units Transferred Between Sub-accounts                 (21,091)       208,833          24,742          11,123         25,288           17,837         (957,237)       660,624    (2,351,768)           (7,455)         73,590         62,223         15,382        115,007       53,145            8,512      (17,270)      23,236
Units Surrendered                                       (3,785)        (2,134)            (96)         (1,320)           (69)             (36)        (239,300)       (77,339)      (24,800)           (6,249)         (1,507)          (119)        (5,676)        (4,177)        (701)          (3,339)      (4,220)        (534)
                                                 ---------------------------------------------  ----------------------------------------------  --------------------------------------------   ----------------------------------------------  -----------------------------------------   ----------------------------------------
                                                 ---------------------------------------------  ----------------------------------------------  --------------------------------------------   ----------------------------------------------  -----------------------------------------   ----------------------------------------
Units Outstanding End of the Period                    295,259        301,177          46,822         102,106         84,355           34,771        1,358,892      1,552,467       968,500           314,984         288,898        159,662        353,337        297,772      131,349          132,463      114,452      123,085
                                                 =============================================  ==============================================  ============================================   ==============================================  =========================================   ========================================
                                                 =============================================  ==============================================  ============================================   ==============================================  =========================================   ========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

10.   CHANGES IN THE UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                         AST - PIMCO                                  AST - PIMCO                               AST - Sanford Bernstein                  AST - Sanford Bernstein                         AST - Scudder                                  AST - Strong
                                                    Limited Maturity Bond                          Total Return Bond                          Core Value                            Managed Index 500                                Japan                                          International Equity
                                                 -------------------------------------------  -------------------------------------------   ------------------------------   -------------------------------------------------   ---------------------------------------------  ----------------------------------------------
                                                 -------------------------------------------  -------------------------------------------   ------------------------------   -------------------------------------------------   ---------------------------------------------------------------------------------------------
                                                  Year Ended    Year Ended     Year Ended      Year Ended    Year Ended     Year Ended        Year Ended    * May 1 thru        Year Ended      Year Ended      Year Ended        Jan. 1 thru    Year Ended     * Oct. 23 thru    Year Ended     Year Ended     Year Ended
                                                 Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 2002Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 2002    Dec. 31, 2001    Dec. 31, 2002    Dec. 31, 2001    Dec. 31, 2000    May 3, 2002**  Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000
                                                 -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                 -------------------------------------------  -------------------------------------------   ------------------------------   -------------------------------------------------   ---------------------------------------------  ----------------------------------------------
Units Outstanding Beginning of the Period              125,474        50,998         94,215        458,375        209,564         84,718            23,487              -             303,597         192,685         135,113              206               -              -          181,719        115,322          15,981
Units Purchased                                         30,824        18,025          8,995         44,821         83,488         63,670             9,450          4,732              31,800          60,239          62,893              186             118              -           29,705         48,751          56,763
Units Transferred Between Sub-accounts                  86,357        56,576        (52,212)       176,149        173,437         61,537            28,665         18,755                 405          55,541          (4,802)            (392)             88              -           28,586         17,765          43,986
Units Surrendered                                       (4,726)         (125)             -        (18,275)        (8,114)          (361)             (104)             -              (2,853)         (4,868)           (519)               -               -              -             (840)          (119)         (1,407)
                                                 -------------------------------------------  -------------------------------------------   ------------------------------   -------------------------------------------------   ---------------------------------------------  ----------------------------------------------
                                                 -------------------------------------------  -------------------------------------------   ------------------------------   -------------------------------------------------   ---------------------------------------------  ----------------------------------------------
Units Outstanding End of the Period                    237,929       125,474         50,998        661,070        458,375        209,564            61,498         23,487             332,949         303,597         192,685                -             206              -          239,170        181,719         115,322
                                                 ===========================================  ===========================================   ==============================   =================================================   =============================================  ==============================================
                                                 ===========================================  ===========================================   ==============================   =================================================   =============================================  ==============================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

10.   CHANGES IN THE UNITS OUTSTANDING

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    AST - T. Rowe Price                         AST - T. Rowe Price                         AST - T. Rowe Price                           AST - William Blair                          Evergreen                                     Evergreen
                                                      Asset Allocation                              Global Bond                              Natural Resources                           International Growth                              VA Global Leaders                         VA Omega
                                                 -----------------------------------------  ------------------------------------------  ------------------------------------------   ---------------------------------------------   --------------------------------------------  ----------------------------
                                                 ---------------------------------------------------------------------------------------------------------------------------------   ---------------------------------------------   --------------------------------------------  ----------------------------
                                                  Year Ended   Year Ended     Year Ended      Year Ended    Year Ended    Year Ended     Year Ended    Year Ended    Year Ended        Year Ended     Year Ended     Year Ended        Year Ended     Year Ended    Year Ended      Year Ended   * May 1 thru
                                                 Dec. 31, 2002Dec. 31, 2001  Dec. 31, 2000  Dec. 31, 2002  Dec. 31, 2001 Dec. 31, 2000  Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000  Dec. 31, 2002 Dec. 31, 2001
                                                 --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                 -----------------------------------------  ------------------------------------------  ------------------------------------------   ---------------------------------------------   --------------------------------------------  ----------------------------
Units Outstanding Beginning of the Period              53,230        44,929        21,411           20,291        7,051           870          37,877        16,822         5,223           147,490        174,667         90,760            32,452          5,715             -              31             -
Units Purchased                                         4,575        12,123         9,971            6,521        5,578         2,724           7,892         4,823        15,269             8,508         14,382         49,070             3,555          6,394         4,135              61            32
Units Transferred Between Sub-accounts                  4,771        (3,774)       14,246           22,173        7,662         3,457          15,175        16,577        (3,017)          (16,691)       (36,676)        35,491             2,161         21,291         1,580              31            (1)
Units Surrendered                                         (60)          (48)         (699)            (596)           -             -            (131)         (345)         (653)           (2,382)        (4,883)          (654)                -           (948)            -               -             -
                                                 -----------------------------------------  ------------------------------------------  ------------------------------------------   ---------------------------------------------   --------------------------------------------  ----------------------------
                                                 -----------------------------------------  ------------------------------------------  ------------------------------------------   ---------------------------------------------   --------------------------------------------  ----------------------------
Units Outstanding End of the Period                    62,516        53,230        44,929           48,389       20,291         7,051          60,813        37,877        16,822           136,925        147,490        174,667            38,168         32,452         5,715             123            31
                                                 =========================================  ==========================================  ==========================================   =============================================   ============================================  ============================
                                                 =========================================  ==========================================  ==========================================   =============================================   ============================================  ============================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

10.   CHANGES IN THE UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                  Evergreen                                    INVESCO                                    INVESCO                                   INVESCO                                    INVESCO                                     INVESCO
                                                     VA Special Equity                             VIF Dynamics                                VIF Financial Services                VIF Health Sciences                           VIF Technology                                 VIF Telecommunications
                                                 -----------------------------------------  -----------------------------------------  ----------------------------------------   ----------------------------------------   -----------------------------------------   -----------------------------------------
                                                 ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   -----------------------------------------
                                                  Year Ended   Year Ended     Year Ended     Year Ended    Year Ended    Year Ended     Year Ended    Year Ended    Year Ended     Year Ended   Year Ended     Year Ended     Year Ended   Year Ended    Year Ended       Year Ended   Year Ended    Year Ended
                                                 Dec. 31, 2002Dec. 31, 2001  Dec. 31, 2000  Dec. 31, 2002 Dec. 31, 2001 Dec. 31, 2000  Dec. 31, 2002 Dec. 31, 2001 Dec. 31, 2000  Dec. 31, 2002Dec. 31, 2001  Dec. 31, 2000  Dec. 31, 2002Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 2002Dec. 31, 2001 Dec. 31, 2000
                                                 -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                 -----------------------------------------  -----------------------------------------  ----------------------------------------   ----------------------------------------   -----------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period              24,997        16,243             -         120,339       86,185         1,706         107,740       67,071        1,753         163,762       153,071        1,677         260,665       212,197        10,257         122,739       102,595         3,713
Units Purchased                                         7,768         5,377         8,927          18,847       32,208        22,501          12,338       17,478       21,641          27,883        37,751       34,656          55,648        60,927        64,434          28,909        29,835        50,027
Units Transferred Between Sub-accounts                 10,912         3,490         7,316          (8,645)       2,426        62,761           4,652       23,709       43,834         (17,352)      (24,733)     117,589         (17,608)      (10,563)      138,276         (23,819)       (7,826)       49,965
Units Surrendered                                        (131)         (113)            -          (5,516)        (480)         (783)         (1,876)        (518)        (157)         (5,211)       (2,327)        (851)         (8,671)       (1,896)         (770)         (1,374)       (1,865)       (1,110)
                                                 -----------------------------------------  -----------------------------------------  ----------------------------------------   ----------------------------------------   -----------------------------------------   -----------------------------------------
                                                 -----------------------------------------  -----------------------------------------  ----------------------------------------   ----------------------------------------   -----------------------------------------   -----------------------------------------
Units Outstanding End of the Period                    43,546        24,997        16,243         125,025      120,339        86,185         122,854      107,740       67,071         169,082       163,762      153,071         290,034       260,665       212,197         126,455       122,739       102,595
                                                 =========================================  =========================================  ========================================   ========================================   =========================================   =========================================
                                                 =========================================  =========================================  ========================================   ========================================   =========================================   =========================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

10.   CHANGES IN THE UNITS OUTSTANDING

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                          Montgomery                              ProFunds                       ProFunds                       ProFunds                       ProFunds                       ProFunds                       ProFunds
                                                       Emerging Markets                           VP Bear                             VP Bull Plus                   VP Europe 30               VP OTC                        Ultra OTC                        VP Ultra Small-Cap
                                                 -------------------------------------------   ------------------------------  ----------------------------   ----------------------------   -----------------------------  ----------------------------   ----------------------------
                                                 -------------------------------------------   ---------------------------------------------------------------------------------------------------------------------------  -----------------------------------------------------------
                                                  Year Ended     Year Ended    Year Ended        Year Ended    * Jan 22 thru    Year Ended    * Jan 22 thru    Year Ended    * Jan 22 thru    Year Ended   * Jan 22 thru     Year Ended    * Jan 22 thru    Year Ended   * Jan 22 thru
                                                 Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002   Dec. 31, 2001   Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001
                                                 --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                 -------------------------------------------   ------------------------------  ----------------------------   ----------------------------   -----------------------------  ----------------------------   ----------------------------
Units Outstanding Beginning of the Period               46,253         28,445         4,434             1,942              -          32,604             -            7,395             -          46,940               -         243,021             -           17,407             -
Units Purchased                                          7,314          8,142        10,164               392             17          16,307         1,927            2,706         5,787           9,762           3,946          23,055         8,620            4,446         4,697
Units Transferred Between Sub-accounts                  (8,505)         9,815        13,899            18,451          1,925         (19,772)       30,677            4,954         1,797          41,994          42,994         271,728       234,401            7,399        12,710
Units Surrendered                                         (551)          (149)          (52)             (456)             -            (111)            -             (204)         (189)              -               -          (1,505)            -           (3,399)            -
                                                 -------------------------------------------   ------------------------------  ----------------------------   ----------------------------   -----------------------------  ----------------------------   ----------------------------
                                                 -------------------------------------------   ------------------------------  ----------------------------   ----------------------------   -----------------------------  ----------------------------   ----------------------------
Units Outstanding End of the Period                     44,511         46,253        28,445            20,329          1,942          29,028        32,604           14,851         7,395          98,696          46,940         536,299       243,021           25,853        17,407
                                                 ===========================================   ==============================  ============================   ============================   =============================  ============================   ============================
                                                 ===========================================   ==============================  ============================   ============================   =============================  ============================   ============================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

10.   CHANGES IN THE UNITS OUTSTANDING

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                       Prudential - SP               Rydex                                         Rydex                                       Rydex
                                                  Jennison International Growth       Nova                                          OTC                                         Ursa
                                                 ----------------------------------------------------------------------------   -----------------------------------------   ----------------------------------------
                                                 -------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                   Year Ended     * May 1 thru     Year Ended     Year Ended    * Oct. 23 thru   Year Ended   Year Ended    * Oct. 23 thru   Year Ended   Year Ended   * Oct. 23 thru
                                                  Dec. 31, 2002   Dec. 31, 2001  Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 2002Dec. 31, 2001 Dec. 31, 2000
                                                 -------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                 -----------------------------   --------------------------------------------   -----------------------------------------   ----------------------------------------
Units Outstanding Beginning of the Period                      -            -            25,824          7,309             -          40,350        16,988             -           1,489           971            -
Units Purchased                                            1,481            -               584          3,900           130           3,907         8,984           571             152           720            -
Units Transferred Between Sub-accounts                     1,266            -            (2,547)        14,615         7,179         (17,507)       14,391        16,417           6,284          (202)         971
Units Surrendered                                              -            -                 -              -             -            (182)          (13)            -            (435)            -            -
                                                 -----------------------------   --------------------------------------------   -----------------------------------------   ----------------------------------------
                                                 -----------------------------   --------------------------------------------   -----------------------------------------   ----------------------------------------
Units Outstanding End of the Period                        2,747            -            23,861         25,824         7,309          26,568        40,350        16,988           7,490         1,489          971
                                                 =============================   ============================================   =========================================   ========================================
                                                 =============================   ============================================   =========================================   ========================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS  (continued)

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.  SECURITIES TRANSACTIONS

Purchases and sales of securities, other than short-term securities, were as follows:

                                                               Purchases                                                            Sales
                                                         ----------------------------------------------------------------    --------------------------------------------------------------
                                                         ----------------------------------------------------------------    --------------------------------------------------------------
                                                               Year Ended            Year Ended           Year Ended             Year Ended           Year Ended           Year Ended
                                                             Dec. 31, 2002          Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2002        Dec. 31, 2001        Dec. 31, 2000
                                                         ----------------------------------------------------------------    --------------------------------------------------------------
                                                         ----------------------------------------------------------------    --------------------------------------------------------------

AAF - Growth 1                                                             $ -                    $ -          $ 333,211                     $ -                  $ -          $ 2,709,072
AAF - Mid-Cap Growth 2                                                       -                      -            259,515                       -                    -            1,864,480
AST - Alger All-Cap Growth                                             454,929              2,649,429          1,574,209                 609,778              712,469              201,127
AST - Alger Growth 3                                                         -                 20,578          2,301,432                       -            2,191,502               42,117
AST - Alger Mid-Cap Growth 4                                                 -                 32,444          1,684,436                       -            1,664,510               36,321
AST - Alliance/Bernstein Growth + Value                                580,720                 95,493                  -                 336,514               40,009                    -
AST - Alliance Growth                                                  891,775              1,597,583          2,494,489                 627,680              536,678            1,385,045
AST - Alliance Growth & Income                                       1,913,381              5,094,658          2,403,905               1,093,644            1,569,455              691,151
AST - American Century Income & Growth                                 426,120                921,044          2,115,169                 300,773              445,654              380,932
AST - American Century International Growth I                        3,398,427              3,265,766          1,206,093               3,123,459            2,207,029            6,028,724
AST - American Century International Growth II 5                             -                 53,599            182,881                       -              150,965               35,255
AST - American Century Strategic Balanced                              277,926                773,037            419,064                 212,311              109,868               57,687
AST - Cohen & Steers Real Estate                                     1,213,303              1,209,503            579,598                 598,543            1,052,977              250,197
AST - DeAm Bond 6                                                       94,960                      -                  -                   5,415                    -                    -
AST - DeAm Global Allocation                                           436,134                998,007          1,526,388                 366,252              483,126              252,122
AST - DeAm International Equity                                      2,294,324                554,541          1,422,625               2,089,044              311,396            2,251,888
AST - DeAm Large-Cap Growth 7                                           27,648                      -                  -                      69                    -                    -
AST - DeAm Large-Cap Value                                             543,699                859,561              4,640                 464,765              238,471                    2
AST - DeAm Small-Cap Growth                                            550,781              2,326,987          2,010,173                 433,333            1,537,700              517,782
AST - DeAm Small-Cap Value 8                                           126,795                      -                  -                  27,345                    -                    -
AST - Federated Aggressive Growth                                      238,432                462,254                  -                 154,943              372,310                    -
AST - Federated High Yield Bond                                      4,512,406              4,923,733            733,310               4,122,713            3,712,882              262,251
AST - Gabelli All-Cap Value                                            701,476              3,182,282             10,388                 911,733            1,465,531                  620
AST - Gabelli Small-Cap Value                                        2,738,515              2,993,075            987,414               1,976,413            1,562,454            2,380,121
AST - Goldman Sachs Concentrated Growth                              1,425,130             10,249,338         13,172,660               1,576,598            9,052,831            6,477,710
AST - Goldman Sachs Mid-Cap Growth                                     277,766                726,971            828,685                 151,197              275,514               88,139
AST - Goldman Sachs Small-Cap Value                                  1,550,490              1,775,107            546,257                 656,335            1,035,282              149,484
AST - Invesco Capital Income                                       $ 2,186,890            $ 5,317,162        $ 1,545,376             $ 1,775,299          $ 3,758,358            $ 243,940
AST - Kinetics Internet 9                                               48,748                 86,741                818                  83,117               47,235                   30
AST - Lord Abbett Bond Debenture                                     1,007,296                830,933                  -                 438,607              506,104                    -
AST - Marsico Capital Growth                                         2,225,891              2,928,924          4,934,220               1,482,304            1,213,142            1,647,958
AST - MFS Global Equity                                                159,303                556,274            211,911                  63,718              381,698               98,988
AST - MFS Growth                                                       291,753              2,991,875            531,653                 329,970              549,584               35,912
AST - MFS Growth with Income                                           422,178                565,685            414,502                 275,407              122,261              136,553
AST - Money Market                                                  32,468,546             47,524,995         14,223,991              34,648,513           40,613,871           31,721,428
AST - Neuberger & Berman Mid-Cap Growth                                887,013              3,368,070          3,132,932                 676,005            1,496,630            1,637,351
AST - Neuberger & Berman Mid-Cap Value                               2,071,307              3,694,209          1,664,819               1,174,963            1,556,942              564,006
AST - PBHG Small-Cap Growth                                            455,709                614,988          2,166,588                 298,197              462,218              885,829
AST - PIMCO Limited Maturity Bond                                    3,233,755              1,488,597            945,646               1,801,515              584,307            1,364,305
AST - PIMCO Total Return Bond                                       11,266,966              9,315,784          2,969,997               8,420,940            6,246,984            4,073,390
AST - Sanford Bernstein Core Value                                     740,972                280,269                  -                 328,562               53,376                    -
AST - Sanford Bernstein Managed Index 500                            2,204,641              4,287,204          2,509,361               1,899,200            3,057,462            1,672,915
AST - Scudder Japan 10                                                  79,477                723,233                  -                  81,559              724,938              142,515
AST - Strong International Equity                                   15,439,081             11,743,490          1,553,956              15,073,302           10,983,207            7,503,375
AST - T. Rowe Price Asset Allocation                                   220,487                466,251            359,155                  97,465              328,967               79,700
AST - T. Rowe Price Global Bond                                        908,441                351,336             60,760                 625,417              223,316                2,173
AST - T. Rowe Price Natural Resources                                2,270,269              1,301,765            247,084               1,943,830              995,247              152,748
AST - William Blair International Growth                               227,798              1,106,265          2,410,756                 283,150              854,421              870,023
Evergreen - VA Global Leaders                                          124,391                299,634            134,832                  77,434               56,382              115,361
Evergreen - VA Omega                                                     4,600                    302                  -                   3,695                    7                    -
Evergreen - VA Special Equity                                          191,434                207,703            187,689                  36,833              121,653                2,143
INVESCO - VIF Dynamics                                                 385,116                968,561          1,311,563                 337,907              645,405              506,292
INVESCO - VIF Financial Services                                     1,632,051              2,919,370            898,423               1,432,702            2,392,548              171,182
INVESCO - VIF Health Sciences                                        1,717,762              1,955,223          2,393,883               1,634,493            1,829,231              874,081
INVESCO - VIF Technology                                               874,768              2,105,546          4,107,155                 710,163            1,739,458            1,734,159
INVESCO - VIF Telecommunications                                       239,451              1,161,163          1,736,908                 210,187              998,722              875,506
Montgomery - Variable Emerging Markets                               1,134,381                447,897            472,426               1,151,931              304,185              300,503
ProFunds - VP Bear                                                   $ 952,595            $ 1,008,132                $ -               $ 679,003            $ 969,344                  $ -
ProFunds - VP Bull Plus                                              1,580,475              1,441,068                  -               1,586,062            1,190,971                    -
ProFunds - VP Europe 30                                                 88,965                924,350                  -                  49,353              851,091                    -
ProFunds - VP OTC                                                      431,579                845,466                  -                 240,427              529,444                    -
ProFunds - VP Ultra OTC                                                815,305                898,988                  -                 857,315              127,334                    -
ProFunds - VP Ultra Small-Cap                                          433,771                523,856                  -                 384,716              362,258                    -
Prudential - SP Jennison International Growth                          214,232                428,756                  -                 194,340              419,622                    -
Rydex - Nova                                                            31,170                361,573             66,083                  27,636              159,559                  471
Rydex - OTC                                                            264,208                435,234            139,938                 307,605              278,472               10,863
Rydex - Ursa                                                           136,843                 60,438             73,099                  47,500               51,296               65,559
                                                         ----------------------------------------------------------------    --------------------------------------------------------------
                                                         ----------------------------------------------------------------    --------------------------------------------------------------
                                                                  $114,744,755           $161,302,298        $88,202,066            $101,609,199         $118,515,863          $83,551,486
                                                         ================================================================    ==============================================================
                                                         ================================================================    ==============================================================

Footnotes:
1 - AAF Gowth merged into AST Alger Growth as of 11/11/00.
2 - AAF Mid-Cap Growth merged into AST Alger Mid-Cap Growth as of 11/11/00.
3 - AST Alger Gowth merged into MFS Growth as of 2/16/01.
4 - AST Alger Mid-Cap Growth merged into AST Alger All-Cap Growth as of 2/16/01.
5 - American Century International Growth II merged into American Century International Growth I as of 9/24/01.
6 - DeAm Bond commenced as of 05/01/02.
7 - DeAm Large-Cap Growth commenced as of 05/01/02.
8 - DeAm Small-Cap Value commenced as of 05/01/02.
9 - Kinetics Internet merged into Gabelli All-Cap Value as of 05/03/02.
10 - Scudder Japan merged into American Century International Growth as of 05/03/02.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS (continued)
FOR THE YEAR ENDED DECEMBER 31, 2002

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

12. FINANCIAL HIGHLIGHTS

                                                                    At December 31                                                                       For the year ended December 31
                                                                 -------------------------------------------------------------------------------  ----------------------------------------------------------------
                                                                 -------------------------------------------------------------------------------  ----------------------------------------------------------------
                                                                        Units             Units Value                                Net                Expense              Investment              Total
Fund Name                                                            Outstanding             Lowest              Highest            Assets               Ratio             Income Ratio*            Return*
------------------------------------------------------------------------------------------------------------------------------------------------  ----------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------  ----------------------------------------------------------------
American Skandia Trust (AST):
Alger All-Cap Growth
2002                                                                                475,076         $ 3.48             $ 5.64           $ 1,679,282             0.90%            -                  (36.53%)
2001                                                                                504,660           4.50               6.91             2,810,547             0.90%            -                  (17.63%)
Alger Growth 1
2001                                                                                              -   9.17              10.14                              -    0.90%          4.21%                 9.66%
Alger Mid-Cap Growth 2
2001                                                                                              -   8.94              10.27                              -    0.90%          2.36%                 11.59%
Alliance/Bernstein Growth + Value
2002                                                                                 29,344           6.31               9.77               209,806             0.90%          0.05%                (25.87%)
2001                                                                                  5,941           7.96              10.05                57,296             0.90%            -                  (5.29%)
Alliance Growth
2002                                                                                223,920           6.79              10.87             1,641,163             0.90%            -                  (31.78%)
2001                                                                                191,686           8.64              13.75             2,059,305             0.90%            -                  (15.71%)
Alliance Growth & Income
2002                                                                                539,867           7.76              12.18             4,890,923             0.90%          0.80%                (24.17%)
2001                                                                                495,152          10.07              13.42             5,915,527             0.90%          0.71%                (1.63%)
American Century Income & Growth
2002                                                                                259,067           6.77              10.12             2,026,368             0.90%          0.95%                (20.74%)
2001                                                                                245,214           8.36              11.26             2,419,815             0.90%          0.66%                (9.50%)
American Century International Growth I
2002                                                                                217,142           6.78               9.26             1,582,104             0.90%            -                  (20.40%)
2001                                                                                181,970           8.10              12.61             1,665,663             0.90%          0.36%                (28.12%)
American Century International Growth II 3
2001                                                                                              -   6.73              10.44                              -    0.90%          1.39%                (50.06%)
American Century Strategic Balanced
2002                                                                                115,587           9.05              11.23             1,147,909             0.90%          2.22%                (10.78%)
2001                                                                                111,255          10.07              12.01             1,238,380             0.90%          0.97%                (4.91%)
Cohen & Steers Real Estate
2002                                                                                103,361        $ 10.45            $ 12.98           $ 1,196,156             0.90%          2.02%                 1.47%
2001                                                                                 54,527          10.46              12.13               621,869             0.90%          2.74%                 1.66%
DeAm Bond 4
2002                                                                                  8,633           9.99              10.70                92,256             0.90%            -                   4.61%
DeAm Global Allocation
2002                                                                                176,793           7.90              10.24             1,500,979             0.90%          3.41%                (16.40%)
2001                                                                                173,589           8.95              12.07             1,762,920             0.90%          2.15%                (12.76%)
DeAm International Equity
2002                                                                                142,458           5.82               8.15               912,116             0.90%            -                  (17.99%)
2001                                                                                109,888           6.64              11.65               857,872             0.90%            -                  (33.00%)
DeAm Large-Cap Growth 5
2002                                                                                  3,482           7.13              10.13                26,745             0.90%            -                  (15.57%)
DeAm Large-Cap Value
2002                                                                                 73,527           6.59               9.79               564,928             0.90%          0.32%                (16.28%)
2001                                                                                 65,513           7.90              10.39               601,214             0.90%          0.02%                (6.63%)
DeAm Small-Cap Growth
2002                                                                                208,373           5.37               8.65             1,290,440             0.90%            -                  (27.31%)
2001                                                                                189,501           6.92              12.16             1,614,390             0.90%            -                  (29.26%)
DeAm Small-Cap Value 6
2002                                                                                  10,943          6.77              10.00                84,150             0.90%            -                  (15.51%)
Federated Aggressive Growth
2002                                                                                  23,881          4.29               7.26               119,083             0.90%            -                  (30.01%)
2001                                                                                  12,299          5.23              10.03                87,628             0.90%          0.04%                (21.53%)
Federated High Yield Bond
2002                                                                                265,985           8.06               9.07             2,295,424             0.90%          8.05%                (1.11%)
2001                                                                                229,485           8.27               9.48             2,002,690             0.90%          8.63%                (1.02%)
Gabelli All-Cap Value
2002                                                                                135,033           6.30              10.01             1,030,203             0.90%          0.69%                (21.63%)
2001                                                                                169,678           8.52              10.80             1,651,720             0.90%          0.01%                (3.31%)
Gabelli Small-Cap Value
2002                                                                                270,886         $ 8.64            $ 11.92           $ 2,641,600             0.90%          0.39%                (10.42%)
2001                                                                                206,711           9.07              11.50             2,250,258             0.90%          0.37%                 5.74%
Goldman Sachs Concentrated Growth
2002                                                                                759,035           6.07               9.68             4,953,270             0.90%          0.73%                (30.64%)
2001                                                                                789,386           7.62              15.29             7,427,372             0.90%            -                  (32.46%)
Goldman Sachs Mid-Cap Growth
2002                                                                                208,020           2.53               3.92               581,158             0.90%            -                  (28.29%)
2001                                                                                169,434           3.26               7.78               660,120             0.90%          0.07%                (40.87%)
Goldman Sachs Small-Cap Value
2002                                                                                153,296          11.14              15.57             1,937,521             0.90%          0.35%                (8.99%)
2001                                                                                105,155          11.42              14.00             1,460,304             0.90%            -                   8.64%
Invesco Capital Income
2002                                                                                360,107           7.70              10.88             3,094,957             0.90%          2.45%                (18.44%)
2001                                                                                323,542           9.27              11.91             3,409,305             0.90%          1.63%                (9.65%)
Kinetics Internet 7
2002                                                                                      -           7.90               8.34                     -             0.90%          0.12%                (1.05%)
2001                                                                                  4,382           7.31               8.66                36,212             0.90%            -                   3.15%
Lord Abbett Bond Debenture
2002                                                                                 86,432           9.58              10.44               884,811             0.90%          2.36%                (0.75%)
2001                                                                                 30,650           9.75              10.58               316,140             0.90%            -                   1.85%
Marsico Capital Growth
2002                                                                                655,734           8.83              11.68             6,019,972             0.90%            -                  (16.53%)
2001                                                                                579,189           9.17              14.34             6,370,617             0.90%            -                  (22.61%)
MFS Global Equity
2002                                                                                 51,134           7.09               9.15               398,814             0.90%          0.01%                (13.27%)
2001                                                                                 39,130           7.59              10.27               351,890             0.90%            -                  (11.01%)
MFS Growth
2002                                                                                295,259         $ 5.40             $ 8.17           $ 1,690,145             0.90%            -                  (29.00%)
2001                                                                                301,177           6.55              10.63             2,428,272             0.90%            -                  (22.59%)
MFS Growth with Income
2002                                                                                102,106           6.07               8.86               687,061             0.90%          0.41%                (22.53%)
2001                                                                                 84,355           7.48              10.40               732,659             0.90%          0.10%                (16.44%)
Money Market
2002                                                                              1,358,892          11.36              11.38            15,459,324             0.90%          1.29%                 0.13%
2001                                                                              1,552,467          11.08              11.36            17,639,291             0.90%          3.52%                 2.57%
Neuberger & Berman Mid-Cap Growth
2002                                                                                314,984           6.62              10.69             2,275,095             0.90%            -                  (32.00%)
2001                                                                                288,898           8.25              15.12             3,068,733             0.90%            -                  (26.65%)
Neuberger & Berman Mid-Cap Value
2002                                                                                353,337           9.64              13.11             3,849,136             0.90%          0.46%                (11.59%)
2001                                                                                297,772          10.49              13.21             3,668,869             0.90%          0.11%                (4.15%)
PBHG Small-Cap Growth
2002                                                                                132,463           6.57              11.88               992,827             0.90%            -                  (35.16%)
2001                                                                                114,452           8.72              13.83             1,323,022             0.90%            -                  (7.55%)
PIMCO Limited Maturity Bond
2002                                                                                237,929          11.99              12.63             3,003,749             0.90%          2.65%                 4.99%
2001                                                                                125,474          11.30              12.14             1,508,819             0.90%          5.45%                 6.73%
PIMCO Total Return Bond
2002                                                                                661,070          12.17              13.22             8,728,750             0.90%          2.70%                 7.97%
2001                                                                                458,375          11.39              12.60             5,605,785             0.90%          3.71%                 7.61%
Sanford Bernstein Core Value
2002                                                                                 61,498          7.18               10.60               530,644             0.90%          0.17%                (14.24%)
2001                                                                                 23,487          8.70               10.32               236,310             0.90%            -                   0.92%
Sanford Bernstein Managed Index 500
2002                                                                                332,949          7.35               10.87             2,775,303             0.90%          1.11%                (21.55%)
2001                                                                                303,597          9.06               12.20             3,225,785             0.90%          0.77%                (11.06%)
Scudder Japan 8
2002                                                                                      -        $ 4.51              $ 5.47                     -             0.90%             -                   2.09%
2001                                                                                    206          4.96                8.24                 1,050             0.90%             -                 (37.90%)
Strong International Equity
2002                                                                                239,170          6.36                8.82             1,678,190             0.90%          0.55%                (19.36%)
2001                                                                                181,719          7.74               11.60             1,581,138             0.90%          0.15%                (23.65%)
T. Rowe Price Asset Allocation
2002                                                                                 62,516          8.81               10.97               601,046             0.90%          2.63%                (10.92%)
2001                                                                                 53,230          9.63               11.82               574,533             0.90%          2.91%                (5.89%)
T. Rowe Price Global Bond
2002                                                                                 48,389          9.85               11.34               548,696             0.90%            -                   13.70%
2001                                                                                 20,291          9.52               10.37               202,354             0.90%            -                   1.47%
T. Rowe Price Natural Resources
2002                                                                                 60,813         10.57               14.54               735,786             0.90%          1.30%                (6.62%)
2001                                                                                 37,877         10.97               14.87               490,785             0.90%          0.81%                (0.46%)
William Blair International Growth
2002                                                                                136,925          6.46                9.58               950,656             0.90%          3.93%                (26.52%)
2001                                                                                147,490          7.74               13.16             1,393,613             0.90%          5.63%                (24.43%)

Evergreen Funds:
VA Global Leaders
2002                                                                                 38,168          6.74                9.17               270,727             0.90%          0.71%                (21.18%)
2001                                                                                 32,452          7.46               10.63               292,044             0.90%          1.26%                (14.43%)
VA Omega
2002                                                                                    123          6.26                9.21                   831             0.90%            -                  (26.24%)
2001                                                                                     31          7.60               10.66                   287             0.90%            -                  (12.74%)
VA Special Equity
2002                                                                                 43,546          6.16                9.98               308,730             0.90%            -                  (28.02%)
2001                                                                                 24,997          8.08               10.81               246,201             0.90%            -                  (9.17%)

INVESCO Variable Investment Funds:
VIF Dynamics
2002                                                                                125,025        $ 5.09              $ 9.22             $ 740,486             0.90%            -                  (32.68%)
2001                                                                                120,339          6.62               13.64             1,058,779             0.90%            -                  (31.94%)
VIF Financial Services
2002                                                                                122,854          9.31               13.39             1,323,666             0.90%          0.60%                (15.88%)
2001                                                                                107,740         10.61               14.45             1,379,972             0.90%          0.37%                (10.93%)
VIF Health Sciences
2002                                                                                169,082          9.04              12.63              1,616,527             0.90%            -                  (25.32%)
2001                                                                                163,762         10.50              14.35              2,096,533             0.90%          0.40%                (13.60%)
VIF Technology
2002                                                                                290,034          2.78               7.05                992,667             0.90%            -                  (47.46%)
2001                                                                                260,665          4.57              13.76              1,697,970             0.90%            -                  (46.45%)
VIF Telecommunications
2002                                                                                126,455          2.14               5.20                301,879             0.90%            -                  (51.38%)
2001                                                                                122,739          4.00              12.95                602,596             0.90%            -                  (54.54%)

Montgomery Variable Series:
Emerging Markets
2002                                                                                 44,511          6.14               8.97                313,143             0.90%          0.15%                (10.72%)
2001                                                                                 46,253          6.10               9.53                364,483             0.90%            -                  (8.04%)

Profunds VP:
VP Bear
2002                                                                                 20,329         11.23              16.10                280,724             0.90%          0.43%                 19.43%
2001                                                                                  1,942          9.82              13.89                 22,456             0.90%            -                   16.58%
VP Bull Plus
2002                                                                                 29,028          3.96               7.73                137,263             0.90%            -                  (36.84%)
2001                                                                                 32,604          5.85              10.33                244,112             0.90%            -                  (26.66%)
VP Europe 30
2002                                                                                 14,851          4.83               7.60                 80,785             0.90%            -                  (26.62%)
2001                                                                                  7,395          6.22              10.00                 54,815             0.90%            -                  (27.45%)
VP OTC
2002                                                                                 98,696        $ 2.89             $ 6.14              $ 346,070             0.90%            -                  (39.33%)
2001                                                                                 46,940          4.17              10.31                271,282             0.90%            -                  (44.78%)
VP Ultra OTC
2002                                                                                536,299          0.55               2.86                418,269             0.90%            -                  (69.30%)
2001                                                                                243,021          1.39              10.51                617,461             0.90%            -                  (79.15%)
VP Ultra Small-Cap
2002                                                                                 25,853          3.88              10.35                133,488             0.90%            -                  (43.27%)
2001                                                                                 17,407          5.59              10.97                158,440             0.90%            -                  (9.53%)

Prudential Series Funds Inc:
SP Jennison International Growth
2002                                                                                  2,747          5.38               7.59                 15,551             0.90%            -                  (23.72%)
2001                                                                                     -           6.45              10.11                     -              0.90%            -                  (38.39%)

Rydex Inc:
Rydex Nova
2002                                                                                  23,861         3.64               7.05                103,523             0.90%          6.74%                (36.47%)
2001                                                                                  25,824         5.37               9.54                176,346             0.90%         15.49%                (24.46%)
Rydex OTC
2002                                                                                  26,568         2.14               4.55                 68,914             0.90%            -                  (39.56%)
2001                                                                                  40,350         3.09               7.80                173,160             0.90%            -                  (35.93%)
Rydex Ursa
2002                                                                                   7,490        11.76              16.84                109,126             0.90%          1.05%                 20.24%
2001                                                                                   1,489        10.25              14.61                 18,039             0.90%         13.76%                 13.66%

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

           AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
           VARIABLE ACCOUNT F
           NOTES TO FINANCIAL STATEMENTS (continued)
           FOR THE YEAR ENDED DECEMBER 31, 2002

           ---------------------------------------------------------------------------------------------------------------------------------------------

           12. FINANCIAL HIGHLIGHTS

           Footnotes:
           1 - Alger Gowth merged into MFS Growth as of 2/16/01.
           2 - Alger Mid-Cap Growth merged into Alger All Cap Growth as of 2/16/01
           3 - American Century International Growth II merged into American Century International Growth I as of 9/24/01
           4 - DeAm Bond commenced as of 05/01/02.
           5 - DeAm Large-Cap Growth commenced as of 05/01/02.
           6 - DeAm Small-Cap Value commenced as of 05/01/02.
           7 - Kinetics Internet merged into Gabelli All-Cap Value as of 05/03/02.
           8 - Scudder Japan merged into American Century International Growth as of 05/03/02.

           * Annualized

Form N-6: Champion

                                                               PART C

                                                         OTHER INFORMATION

Item 27.    Exhibits:

(a)      Resolution of the Board of Directors of American Skandia Life Assurance Corporation authorizing the establishment of the
            Registrant for Separate Account F incorporated by reference from Initial filing of Registration Statement on Form S-6
            No. 333-38119, filed via EDGAR October 17, 1997.

(b)      Not applicable.  American Skandia Life Assurance Corporation maintains custody of all assets.

(c)      (1)      Form of Principal Underwriting Agreement incorporated by reference from Initial filing of Registration Statement on Form S-6 No. 333-38119, filed via EDGAR October 17, 1997.
            (2)   Form of Revised Dealer Agreement incorporated by reference from Post-Effective Amendment No. 7 to Registration
            Statement on Form N-4 No. 33-87010, filed via EDGAR April 24, 1998.

(d)      Form of Flexible Premium Variable Life Insurance Policy
(1)      Single Life version incorporated by reference from Pre-effective Amendment No. 1 to Registration Statement on Form S-6
                    No. 333-58703, filed via EDGAR November 17, 1998.
(2)      Last Survivor version incorporated by reference from Pre-effective Amendment No. 1 to Registration Statement on Form S-6
                    No. 333-58703, filed via EDGAR November 17, 1998.

(e)      Form of Application for Flexible Premium Variable Life Insurance Policy incorporated by reference from Pre-effective
            Amendment No. 2 to Registration Statement on Form S-6 No. 333-58703, filed via EDGAR January 4, 1999.

(f)      Articles of Incorporation and By-Laws of American Skandia Life Assurance Corporation, incorporated by reference to
            Pre-effective Amendment No. 6 to Registration Statement on Form N-4 No. 33-87010, filed via EDGAR March 2, 1998.

(g)      Reinsurance Contracts for Transamerica

(h)      Participation Agreements between Depositor and:

(1)      American Skandia Trust incorporated by reference from Post-Effective Amendment No. 4 to Registration Statement on Form
                    N-4 No. 33-87010, filed via EDGAR February 25, 1997.
(2)      The Montgomery Funds III incorporated by reference from Initial Registration to Registration Statement on Form N-4 No.
                    333-08853, filed via EDGAR July 25, 1996.
(3)      Rydex Variable Trust incorporated by reference from Post-Effective Amendment No. 8 to Registration Statement on Form N-4
                    No. 33-87010, filed via EDGAR April 26, 1999.
(4)      Evergreen Variable Annuity Trust incorporated by reference from Post-Effective Amendment No. 9 to Registration Statement
                    on Form N-4 No. 33-87010, filed via EDGAR April 26, 2000.
(5)      INVESCO Variable Investment Funds, Inc. incorporated by reference from Post-Effective Amendment No. 9 to Registration
                    Statement on Form N-4 No. 33-87010, filed via EDGAR April 26, 2000.
(6)      ProFunds VP incorporated by reference from Post-Effective Amendment No. 9 to Registration Statement on Form N-4 No.
                    33-87010, filed via EDGAR April 26, 2000.
(7)      Prudential Series Fund, Inc. incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on
                    Form N-4 No. 33-87010, filed via EDGAR April 26, 2001.

(i)      Administrative Contracts: Not Applicable

(j)      Other Materials Contracts: Not Applicable

(k)      Opinion and Consent of Counsel                                         FILED HEREWITH

(l)      Actuarial Opinion: Not Applicable

(m)      Sample Calculations: Not Applicable

(n)      Consent of Ernst & Young LLP                                           FILED HEREWITH

(o)      Financial Statements: Not Applicable

(p)      Initial Capital Agreements: Not Applicable

(q)      Redeemability Exemption

I.       PURCHASE AND ISSUANCE OF POLICIES

A.       PREMIUMS AND UNDERWRITING STANDARDS

The Policy is a flexible  premium  variable life  insurance  policy.  The Policy  provides  considerable  flexibility  regarding the timing and amount of premium  payments  after the first.  No  additional  premium  must be paid  unless  required to pay the ongoing monthly  charges.  However,  there is a minimum amount we accept both for initial and subsequent  premiums.  There also is a maximum total amount you can pay. The minimum Premium we generally  accept as an initial  Premium is 1/4th of the Maximum Annual  Assessable
Premium.  The Maximum Annual  Assessable  Premium is the maximum amount of Premium in a Policy Year against which we will assess any contingent  deferred  sales  charge upon  surrender  of the  Policy.  We do not assess any  contingent  deferred  sales  charge upon surrender  against any portion of the Premium  you pay during a Policy Year that  exceeds the maximum  amount for that Policy  Year.
We may accept less under certain  circumstances,  such as when you authorize periodic  withdrawals from an account you may have with a bank or other financial  institution in amounts  designed to cumulatively  pay amounts equal to at least half of the MEC Threshold
Amount.  The MEC  Threshold  Amount is the annual level amount of Premium,  which,  if exceeded,  would cause the Policy to become a
MEC. The maximum  initial  Premium we accept equals the maximum amount that can be paid without  increasing the Death Benefit on the
Policy Date.  However,  if you submit any Premium before we have determined  whether you meet our requirements for issuing a Policy, at such time we will not accept more than $500,000 without prior Home Office approval.

B.       APPLICATION AND INITIAL PREMIUM PROCESSING

Upon receipt of a completed  Application,  American Skandia will follow certain insurance  underwriting (i.e.,  evaluation of risks)
procedures  designed  to  determine  insurability.  Standard  underwriting  may  involve  such  verification  procedures  as medical examinations and may require that further  information be provided by the proposed  Insured before a determination  can be made. The
Policies will be offered and sold pursuant to  established  underwriting  standards and in  accordance  with state  insurance  laws, which prohibit  unfair  discrimination  among Owners,  but recognize that premiums must be based upon factors such as age, health or occupation.  As part of our  standards,  we will not issue a Policy if, as of the Policy Date,  the Insured  would be older than Age
80. If our  standards  are not met and we received a Premium,  we will  return to you an amount  equal to the  Premium.  No interest will be paid.  A Policy will not be issued until underwriting procedures have been completed.

We may issue a temporary  insurance  agreement during the  "underwriting  period." The  "underwriting  period" is the period between the time an  application  is submitted  for a Policy and the time we either issue the Policy or decide not to issue one. A temporary insurance  agreement may be issued if: (a) the Application is completed in full; (b) the Insured  answers "no" to certain  questions on the  Application  (these are  questions we use as  indicators of whether we will issue  temporary  insurance);  (c) no Insured is under age 18; and (d) a Premium is submitted  with the  Application.  If we issue a temporary  insurance  agreement  and the Insured
(both Insureds if there are two Insureds) dies during the underwriting  period,  the temporary  insurance benefit will be payable if all the conditions of the temporary  insurance  agreement are satisfied.  If the Insured(s)  die(s) during the  underwriting  period and no temporary insurance agreement was in effect, no benefit is payable.

C.       PREMIUM ALLOCATION

In the  application  for a Policy,  the Owner can allocate the Net Premium using one or more variable  investment  options  and/or a
Fixed  Allocation.  The Fixed Allocation  provides a fixed interest rate guarantee  provided by American  Skandia's general account.
American Skandia initially invests the portion of the Net Premium allocated to variable  investment  options in the AST Money Market
Sub-account  unless the Owner submits a "return  waiver" In Writing before the Issue Date,  where  permitted by law. A return waiver is an election  by you to invest as soon as possible in the  variable  investment  options of your  choice.  If you submit a "return waiver"  and then  decide to return  your  Policy  during  the  "free-look"  period,  you may  receive  back less than the  Premium.
Generally,  American Skandia transfers the Account Value in the AST Money Market Sub-account to the variable  investment options the
Owner  requested as of the Valuation Date which is on or immediately  after the 15th day after the date we issue a Policy.  However, we will make the transfer as of a later date if your "free-look" period is longer than 10 days to meet state law requirements.

II.      TRANSFER AMONG INVESTMENT OPTIONS

Each  variable  investment  option is invested  in an  underlying  mutual fund or  portfolio  of an  underlying  mutual fund and are
Sub-accounts  of the Separate  Account.  Each  Sub-account  invests  exclusively  in one Portfolio.  The Owner may transfer  Account
Value between these investment  options,  however,  no transfers are permitted when the Policy is in its "grace period." The Company retains  the  right to  impose  a limit  of not more  than 12  transfers  per  Policy  Year,  including  transfers  involving  Fixed
Allocations.  The Company  reserves the right to require that there be at least  $500.00 in an  investment  option after a transfer.
If, as a result of the  transfer,  there would be less than  $500.00 in an  investment  option,  the Company  reserves  the right to transfer the remaining Account Value pro rata to the investment option(s) that were being transferred to.

Requests for transfers must be In Writing unless American Skandia receives a prior written  authorization  from the Owner permitting transfers  based on  instructions  the  Company  receives  over the phone.  A transfer  will take  effect on the date the  Company's requirements are met and received at the Company's Office, unless a later date is designated in the request for a transfer.

III.     "REDEMPTION" PROCEDURES: SURRENDER AND RELATED TRANSACTIONS

A.       SURRENDER FOR CASH VALUE

An Owner may  surrender  the  Policy  after  the end of the  free-look  period as long as the  Insured  is alive.  If the  Policy is surrendered,  the Company  will pay the Owner the Cash Value.  A surrender  request  must be In  Writing.  American  Skandia  prices surrenders, as of the date the Company's requirements are met and received at the Company's Office.

B.       PARTIAL WITHDRAWALS

Partial  withdrawals are allowed while the Insured is alive,  except where  permitted by law. A partial  withdrawal may not be taken until after the end of the "free-look"  period.  The Company allows partial  withdrawals while the Insured is alive,  subject to the following  limitations:  (1) In the  first  ten  Policy  Years,  we  permit a  partial  withdrawal  if such a  withdrawal  meets the requirements for a  medically-related  waiver, as described in the section  "Medically  Related Waiver";  (2) After the tenth Policy
Year,  an Owner may take up to the maximum  partial  withdrawal  amount The  maximum  partial  withdrawal  at any time is the amount available such that as a consequence of the partial  withdrawal,  the Specified Amount is at least a specified minimum and your Cash
Value is greater than $1,000.  The specified  minimum for Policies with one Insured is $50,000.  The specified  minimum for Policies with two Insureds is $100,000;  and (3) At any time, while the Insured is alive,  the Owner may withdraw  amounts that  cumulatively do not exceed the total of any Exempt  Premiums less the Exempt Premiums  previously  withdrawn.  No partial  withdrawal may be less than $1,000.  Funds taken as a partial  withdrawal cannot be put back into the Policy.  The Company charges a $25.00 transaction fee on any partial withdrawal.

The  contingent  deferred  sales charge is a percentage  of the  Assessable  Premium paid. It is charged if you surrender the Policy during  the first ten (10)  Policy  Years,  unless  the  Policy  qualifies  for a  medically-related  waiver of these  charges.  The percentages that we assess against Assessable Premium upon a surrender are as follows:

                                            ---------------------- -------------------
                                                 Policy Year         Percentage (%)
                                            ---------------------- -------------------
                                            ---------------------- -------------------
                                                      1                    10
                                            ---------------------- -------------------
                                            ---------------------- -------------------
                                                      2                    9
                                            ---------------------- -------------------
                                            ---------------------- -------------------
                                                      3                    8
                                            ---------------------- -------------------
                                            ---------------------- -------------------
                                                      4                    7
                                            ---------------------- -------------------
                                            ---------------------- -------------------
                                                      5                    6
                                            ---------------------- -------------------
                                            ---------------------- -------------------
                                                      6                    5
                                            ---------------------- -------------------
                                            ---------------------- -------------------
                                                      7                    4
                                            ---------------------- -------------------
                                            ---------------------- -------------------
                                                      8                    3
                                            ---------------------- -------------------
                                            ---------------------- -------------------
                                                      9                    2
                                            ---------------------- -------------------
                                            ---------------------- -------------------
                                                     10                    1
                                            ---------------------- -------------------
                                            ---------------------- -------------------
                                                     11+                   0
                                            ---------------------- -------------------

The Assessable  Premium equals the total Premiums less the total Exempt  Premiums.  Exempt Premiums are the amounts against which we will not charge a contingent deferred sales charge upon surrender or withdrawal.

A partial  withdrawal  reduces  the Account  Value by an amount  equal to the amount of the partial  withdrawal.  Unless  instructed differently,  Account  Value is taken from the variable  investment  options and the Fixed  Allocations  in the same  proportion  as
Account Value in the investment options on the Valuation Date such Account Value is taken.

A partial  withdrawal  reduces the Death  Benefit.  It also reduces the Guaranteed  Minimum Death Benefit in the same  proportion as the Account Value is reduced by the partial  withdrawal.  The Death Benefit is reduced  because the Account Value,  which is used in calculating the Death Benefit, has been reduced.

C.       DEATH BENEFIT CLAIMS

As long as the Policy remains in force,  American Skandia will usually pay the Death Proceeds to the named  Beneficiary,  unless the
Policy is contested.  The Death  Proceeds are based on the Death Benefit as of the date the Company  receives all  requirements  for paying a death  claim and are  satisfied  that the death  claim can be paid.  These  requirements  include,  but are not limited to, receipt  of a valid  death  certificate  and  information  necessary  to make  payments  to each  Beneficiary.  Payment of the Death
Proceeds may be postponed as permitted pursuant to the relevant provisions of the Investment Company Act of 1940.

The Death  Proceeds  equal the Death  Benefit  under the Policy less any Debt plus any  interest  amount  required by law. The Death
Benefit will be priced as of the date  American  Skandia's  requirements  are met and received at their Office.  The Death  Proceeds are paid as a lump sum or in accordance  with payment  options  described in the Policy or any other payment option  selected by the
Beneficiary  and  agreed  to by  American  Skandia.  Generally,  the  Beneficiary  can  choose a lump  sum or one of the  settlement options.  However,  the Owner may choose the method of payment if such  instruction is received and agreed to by American Skandia In
Writing before the Insured's death.

D.       POLICY GRACE PERIOD AND REINSTATEMENT

If, on any Monthly Processing Day, an Owner's Account Value is insufficient to pay the current monthly  deductions,  a 61-day "grace period" begins unless the guaranteed  continuation  provision is then applicable.  If a policy enters the grace period,  the Company will send the  Owners a notice of how much must be paid  before  the end of the grace  period to keep the  Policy in force.  If that were to occur and,  during the grace period,  the Owner does not pay the amount needed to keep the policy in force,  the Policy will end,  unless the  guaranteed  continuation  provision  applies.  During  the first ten Policy  Years,  the Owner may  qualify  for a guaranteed  continuation  provision  if: (1) the total amount of Premium  paid is not less than a specified  minimum for each Policy
Month times the number of Policy  Months  since the Policy Date;  and (2) there is no Debt.  The  specified  minimum for each Policy
Month is called the "monthly  continuation  amount".  This amount is 1/24th of the Maximum Annual Assessable  Premium.  If the Owner
qualifies for  continuation  under this provision,  the Company  guarantees that the Policy will not enter into a grace period until the 10th Policy  Anniversary.  The Death Benefit while the Policy is kept in force by this  provision is the Death Benefit in effect as of the Monthly Processing Day the grace period otherwise would have begun.

If the Policy  lapses,  the Owner may apply for  reinstatement  of the Policy.  American  Skandia must receive such  application  In
Writing at the  Company's  Office  within three years of the date the lapse  occurred as measured  from the end of the grace period.
In order to reinstate the Policy, the Owner must pay a reinstatement  amount,  including any applicable charges and any Debt and the
Company may require satisfactory evidence of insurability.

E.       MEDICALLY-RELATED WAIVER

A  medically-related  waiver is the  Company's  waiver of the  contingent  deferred  sales  charge that would  otherwise  apply to a surrender.  A  medically-related  waiver also is the only  context in which we permit a partial  withdrawal  in the first ten Policy
Years of amounts other than Exempt Premium.  No contingent  deferred sales charge or partial  withdrawal  transaction fee applies to such a partial  withdrawal.  American Skandia will consider waiving the contingent  deferred sales charge,  where allowed by law, if the Company receives all of their requirements.  These requirements  include,  but are not limited to, satisfactory proof In Writing that the Insured (the last surviving  Insured if there is more than one Insured) has continuously  been confined to a long-term care facility,  such as a nursing home or a hospital,  as defined in the Policy, and that such confinement  started after the Issue Date.
A partial  withdrawal  during the first ten Policy  Years for which we grant a  medically-related  waiver has the same impact on the remaining benefits that results from any other partial withdrawal.

F.       ACCELERATED DEATH BENEFIT

The Company may pre-pay a portion of the Death  Proceeds to the Insured in the form of an  accelerated  death  benefit.  The maximum
                                                                -------
the Company will pay,  before any reductions,  is the lesser of 50% of the Required Death Benefit or $250,000.  The actual amount is reduced by a 12-month  interest  rate  discount  (currently  6.0%) and a pro-rata  portion of any Debt.  The Company  will only make payment if we receive all our  requirements,  including  but not limited to,  proof  satisfactory  to us In Writing that the Insured
(the last  surviving  Insured if there are two  Insureds)  became  terminally  ill, as defined in your Policy:  (a) at least 30 days after the Issue Date;  or (b) as a result of an accident that occurred  after the Issue Date.  Any such payment  reduces the Account
Value,  the Premium,  the  Guaranteed  Minimum Death Benefit and any Debt in the same ratio as the Required Death Benefit is reduced as of the Valuation Period such a payment is made.

G.       POLICY LOANS

An Owner may obtain a cash loan from American  Skandia using Account Value as  collateral.  The Owner can receive loans equal to 90%
of current  Account  Value less any  applicable  contingent  deferred  sales  charge.  At the time a loan is taken,  the amount then available for a new loan is the maximum otherwise available less any Debt.  The minimum amount an Owner can borrow is $1,000.

When a loan is taken,  Account Value equal to the loan amount,  is moved to the Loan Account.  Unless American Skandia is instructed differently,  Account  Value is moved from the variable  investment  options and the Fixed  Allocations  in the same  proportion  as
Account  Value is invested in the  investment  options on the  Valuation  Date such  Account  value is moved.  The Loan Account is a mechanism used to ensure that any outstanding Debt remains fully secured by the Account Value.

Interest will accrue on the Debt at an annual rate of 6% per year,  compounded  yearly,  in arrears.  Each Policy  Anniversary  Year that the loan is not repaid,  an amount  equal to any unpaid  interest is added to the Debt.  The Debt and the Account  Value in the
Loan Account are equalized  each Policy  Anniversary.  The amounts  allocated to the Loan Account will bear interest at a rate of 6%
for all loans, compounded yearly, in arrears.

The Owner is not  required  to repay the loan while the  Insured is alive,  except when an amount is due to keep the Policy in force or upon  reinstatement.  The  amount of Debt is  reduced  by the  amount of any loan  repayment.  Any  standard  loan will be repaid before any  preferred  loan. A loan  repayment is allocated to the  variable  and fixed  investment  options  pro-rata  based on the
Account Value in each investment option as of the Valuation Period the loan repayment is received.

The impact of a loan on the Account Value may be positive or negative.  If the Account value  transferred  to the Loan Account earns more than that earned in the  investment  options,  the loan will have a positive  impact on the Account  Value and on the  Required
Death  Benefit.  If the Account value  transferred to the Loan Account earns less that that earned in the  investment  options,  the loan will have a negative impact on the Account Value and on the Required Death Benefit.

H.       MISSTATEMENT

The Company will adjust the amount of the Death  Proceeds to conform to the facts if the age or gender of an Insured is  incorrectly stated.

I.       EXCHANGE FOR FIXED LIFE INSURANCE POLICY

Once the Policy is issued,  it may be exchanged for a non-variable  life  insurance  policy on the life of the insured by allocating all of the Account Value to the Fixed  Allocation,  which provides a guaranteed fixed interest rate supported by American  Skandia's general account.  Such  non-variable  policy will be provided without any evidence of insurability.  American Skandia will not issue a new contract.  However,  the Account Value will be limited to the fixed  allocation.  The non-variable  life insurance policy will have an amount at risk which is equal to or less than the amount at risk on the date the Owner  requests  the  exchange.  Additional premiums  may be required at a later date.  The Company  reserves  the right to make  available a new policy  issued by itself or an affiliated company.

(r)      Powers of Attorney:
1)       Directors,  Lincoln R. Collins and Thomas M.  Mazzaferro,  incorporated by reference to  Post-Effective  Amendment No. 1 to
                  Registration Statement No. 333-53596, filed via EDGAR January 18, 2001.
2)       President and Chief  Executive  Officer,  Wade A. Dokken,  incorporated by reference to  Post-Effective  Amendment No. 6 to
                  Registration Statement No. 333-38119, filed via EDGAR July 25, 2001.
3)       Director  Robert G. Whitcher  incorporated  by reference to  Pre-Effective  Amendment No. 1 to  Registration  Statement No.
                  333-68714, filed via EDGAR November 9, 2001.

Item 28.    Directors and Officers of the Depositor:

As of the date this Post-Effective Amendment was filed, the Directors and Officers of the Depositor are:

Name and Principal Business Address                                    Position and Offices with Depositor
-----------------------------------                                    -----------------------------------

Patricia J. Abram                                                      Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert W. Brinkman                                                     Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl A. Cavaliere                                                      Vice President, Corporate Treasurer and
One Corporate Drive, P.O. Box 883                                      Business Controller
Shelton, Connecticut  06484-0883

Kathleen A. Chapman                                                    Corporate Secretary
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lincoln R. Collins                                                     Senior Vice President, Chief Operating
One Corporate Drive, P.O. Box 883                                      Officer and Director
Shelton, Connecticut  06484-0883

Wade A. Dokken                                                         President and Chief Executive Officer
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Thomas M. Mazzaferro                                                   Executive Vice President, Chief Financial
One Corporate Drive, P.O. Box 883                                      Officer, and Director
Shelton, Connecticut  06484-0883

Michael A. Murray                                                      Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert G. Whitcher                                                     Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kirk P. Wickman                                                        Senior Vice President and General Counsel
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Brett M. Winson                                                        Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

On December 20, 2002,  Skandia  Insurance  Company Ltd.  (publ),  an insurance  company  organized  under the laws of the Kingdom of
Sweden  ("Skandia"),  and on that date,  the ultimate  parent  company of American  Skandia Life  Assurance  Corporation  ("American
Skandia"),  announced  that it and Skandia U.S.  Inc.  had entered  into a  definitive  Stock  Purchase  Agreement  with  Prudential
Financial,  Inc., a New Jersey corporation  ("Prudential  Financial").  Under the terms of the Stock Purchase Agreement,  Prudential
Financial will acquire Skandia U.S. Inc., a Delaware  corporation,  from Skandia.  Skandia U.S. Inc. is the sole shareholder of ASI, which is the parent company of American  Skandia.  Effective as of closing of the  acquisition,  American  Skandia  anticipates  the
Directors and Officers of American Skandia to be as follows:

Name and Principal Business Address                                    Position and Offices with Depositor
-----------------------------------                                    -----------------------------------

Robert Arena                                                           Vice President, Product Development
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

James J. Avery, Jr.                                                    Director
213 Washington Street
Newark, New Jersey  07102-2992

Vivian L. Banta                                                        Director
213 Washington Street
Newark, New Jersey  07102-2992

Richard J. Carbone                                                     Director
213 Washington Street
Newark, New Jersey  07102-2992

Lincoln R. Collins                                                     Vice President, Strategy
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Helen M. Galt                                                          Director
213 Washington Street
Newark, New Jersey  07102-2992

Timothy Harris                                                         Chief Legal Officer and Corporate Secretary
213 Washington Street
Newark, New Jersey  07102-2992

Jacob Herschler                                                        Vice President, Marketing
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Ronald P. Joelson                                                      Director
213 Washington Street
Newark, New Jersey  07102-2992

Daniel Kane                                                            Chief Actuary
213 Washington Street
Newark, New Jersey  07102-2992

David R. Odenath, Jr.                                                  Chief Executive Officer and Director
213 Washington Street
Newark, New Jersey  07102-2992

Anthony Piszel                                                         Chief Financial Officer
213 Washington Street
Newark, New Jersey  07102-2992

Item 29.      Persons  Controlled by or Under Common  Control with the Depositor or  Registrant:  The Depositor does not directly or indirectly control any person.  The following persons are under common control with the Depositor by American Skandia, Inc.:

(1)      American Skandia Life Assurance Corporation Variable Account B ("Variable Account B"):  Variable Account B was
         -------------------------------------------------------------------------------------
                  established under the laws of the State of Connecticut and is registered with the U.S. Securities and Exchange
                  Commission under the Investment Company Act of 1940 as a unit invest trust, which is a type of investment company.  Assets in Variable Account B may support obligations created in relation to the annuity contracts described in the Prospectus of this Registration Statement or other annuity contracts we offer.

(2)      American Skandia Life Assurance Corporation ("ASLAC"):  The organization is a stock life insurance company domiciled in
         -----------------------------------------------------
                  Connecticut with licenses in all 50 states and the District of Columbia.  ASLAC is a wholly-owned subsidiary of
                  American Skandia, Inc.

(3)      American Skandia Information Services and Technology Corporation ("ASIST"):  The organization is a general business
         --------------------------------------------------------------------------
                  corporation organized in the State of Delaware and is an affiliate of ASLAC.  Its primary purpose is to provide various types of business services to American Skandia, Inc. and all of its subsidiaries including computer systems acquisition, development and maintenance, human resources acquisition, development and management, accounting and financial reporting services and general office services.

(4)      American Skandia Marketing, Incorporated ("ASM"):  The organization is a general business corporation organized in the
         ------------------------------------------------
                  State of Delaware and is an affiliate of ASLAC.  It was formed primarily for the purpose of acting as a broker-dealer in securities.  It acts as the principal "underwriter" of annuity contracts deemed to be securities, as required by the Securities and Exchange Commission, which annuity contracts are to be issued by
                  American Skandia Life Assurance Corporation.  It provides securities law supervisory services in relation to the marketing of those products of American Skandia Life Assurance Corporation registered as securities.  It also may provide such services in relation to marketing of certain retail mutual funds.  It also has the power to carry on a general financial, securities, distribution, advisory, or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation.

(5)      American Skandia Investment Services, Incorporated ("ASISI"):  The organization is a general business corporation
         ------------------------------------------------------------
                  organized in the State of Connecticut and is an affiliate of ASLAC.  The organization is authorized to provide investment service and investment management advice in connection with the purchasing, selling, holding or exchanging of securities or other assets to insurance companies, insurance-related companies, mutual funds or business trusts.  Its primary role is expected to be as investment manager for certain mutual funds to be made available primarily through the variable insurance products of American Skandia Life Assurance Corporation, as well as a family of retail mutual funds, American Skandia Advisor Funds, Inc.

(6)      American Skandia Advisory Services, Incorporated ("ASASI"):  The organization is a general business corporation organized
         ----------------------------------------------------------
                  in the State of Delaware and is an affiliate of ASLAC.  ASASI's principal business is designing Asset Allocation
                  Program products, engaging strategists to develop Asset Allocation Models and selecting American Skandia Advisor
                  Funds, Inc. portfolios or other mutual funds unaffiliated with American Skandia Life Assurance Corporation to be recommended to investors through financial professionals.  ASASI may provide services to affiliates, including, but not limited to, designing asset allocation models.

(7)      American Skandia Fund Services, Incorporated ("ASFSI"):  The organization is a general business corporation organized in
         ------------------------------------------------------
                  the State of Delaware.  The organization is a registered transfer agent for American Skandia Advisor Funds, Inc.
                  ("ASAF") and it provides transfer agent services to ASAF.

(8)      Skandia Vida S.A. de C.V.:  This subsidiary of American Skandia Life Assurance Corporation was organized in March, 1995,
         -------------------------
                  and began operations in July, 1995.  It offers investment oriented life insurance products designed for long-term savings through independent banks and brokers in Mexico.

                  Under the terms of the Stock  Purchase  Agreement  referred  to above in  response  to Item 25, on or prior to the closing of the  acquisition,  ASLAC will  distribute or sell all of the capital stock of Skandia Vida S.A. de C.V.
                  to Skandia or its affiliates.

         Following the closing of the acquisition referred to in Item 25, ASLAC, through its parent company American Skandia,
         Inc., will become a subsidiary of Prudential Financial, Inc., a New Jersey insurance holding company.

Item 30.  Indemnification:  Under Section 33-320a of the Connecticut  General  Statutes,  the Depositor must indemnify a director or officer against judgments,  fines,  penalties,  amounts paid in settlement and reasonable  expenses  including  attorneys' fees, for actions  brought or  threatened  to be brought  against  him in his  capacity as a director or officer  when  certain  disinterested parties  determine  that he  acted  in good  faith  and in a manner  he  reasonably  believed  to be in the  best  interests  of the
Depositor.  In any criminal  action or proceeding,  it also must be determined that the director or officer had no reason to believe his conduct was  unlawful.  The director or officer must also be  indemnified  when he is successful on the merits in the defense of a proceeding or in  circumstances  where a court  determines that he is fairly and reasonable  entitled to be  indemnified,  and the court approves the amount.  In shareholder  derivative  suits, the director or officer must be finally adjudged not to have breached this duty to the Depositor or a court must determine that he is fairly and  reasonably  entitled to be indemnified  and must approve the amount.  In a claim based upon the  director's or officer's  purchase or sale of the  Registrants'  securities,  the director or officer may obtain  indemnification  only if a court determines that, in view of all the circumstances,  he is fairly and reasonably entitled to be indemnified  and then for such amount as the court shall  determine.  The By-Laws of American  Skandia Life Assurance
Corporation ("ASLAC") also provide directors and officers with rights of indemnification, consistent with Connecticut Law.

The foregoing statements are subject to the provisions of Section 33-320a.

Directors and officers of ASLAC and ASM can also be indemnified  pursuant to indemnity  agreements between each director and officer and American  Skandia,  Inc., a  corporation  organized  under the laws of the state of Delaware.  The  provisions  of the indemnity agreement are governed by Section 45 of the General Corporation Law of the State of Delaware.

The  directors  and officers of ASLAC and ASM are covered under a directors and officers  liability  insurance  policy.  Such policy will  reimburse  ASLAC or ASM, as  applicable,  for any payments that it shall make to directors  and officers  pursuant to law and, subject to certain exclusions  contained in the policy,  will pay any other costs,  charges and expenses,  settlements and judgments arising  from any  proceeding  involving  any  director  or officer of ASLAC or ASM,  as  applicable,  in his or her past or present capacity as such.

Registrant hereby undertakes as follows:  Insofar as indemnification  for liabilities  arising under the Securities Act of 1933 (the
"Act") may be permitted to directors,  officers and  controlling  persons of Registrant  pursuant to the  foregoing  provisions,  or otherwise,  Registrant  has been advised that in the opinion of the  Securities  and Exchange  Commission  such  indemnification  is against  public  policy as expressed in the Act and,  therefore,  is  unenforceable.  In the event that a claim for  indemnification against such liabilities  (other than the payment by Registrant of expenses  incurred or paid by a director,  officer or controlling person of  Registrant  in the  successful  defense of any action,  suit or  proceeding)  is asserted  by such  director,  officer or controlling  person in connection with the securities  being  registered,  unless in the opinion of Registrant's  counsel the matter has been settled by controlling precedent,  Registrant will submit to a court of appropriate  jurisdiction the question whether such indemnification  by it is against  public  policy as  expressed  in the Act and will be governed by the final  adjudication  of such issue.

Item 31.    Principal Underwriters:

(a)      American Skandia  Marketing,  Inc.  ("ASM"),  a subsidiary of American  Skandia,  Inc., serves as distributor and principal underwriter for flexible premium deferred annuities,  single premium deferred  annuities,  modified single premium variable life insurance  policies and flexible  premium  variable life insurance  policies issued by American Skandia Life Assurance
         Corporation.  ASM also serves as distributor  and principal  underwriter  for American  Skandia Trust and American  Skandia
         Advisor Funds, Inc.

(b)      Directors and officers of ASM

As of the date this Post-Effective Amendment was filed, the Directors and Officers of ASM are:

Name and Principal Business Address                                   Position and Offices with Underwriter
-----------------------------------                                   -------------------------------------

Patricia J. Abram                                                      Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lori Allen                                                             Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Hollie Briggs                                                          Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert Brinkman                                                        Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl A. Cavaliere                                                      Vice President, Corporate
One Corporate Drive, P.O. Box 883                                      Treasurer and Business Controller
Shelton, Connecticut  06484-0883

Kathleen A. Chapman                                                    Corporate Secretary
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

John W. Coleman                                                        Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lincoln R. Collins                                                     Senior Vice President, Chief
One Corporate Drive, P.O. Box 883                                      Operating Officer and Director
Shelton, Connecticut  06484-0883

Timothy S. Cronin                                                      Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Wade A. Dokken                                                         President and Chief Executive
One Corporate Drive, P.O. Box 883                                      Officer
Shelton, Connecticut  06484-0883

Lisa Foote                                                             Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Jacob Herchler                                                         Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Thomas M. Mazzaferro                                                   Executive Vice President,
One Corporate Drive, P.O. Box 883                                      Chief Financial Officer, and
Shelton, Connecticut  06484-0883                                       Director

Michael A. Murray                                                      Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl E. Oberholtzer                                                    Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

David A. Pugliese                                                      Director, Head of ASM
One Corporate Drive, P.O. Box 883                                      Compliance
Shelton, Connecticut  06484-0883

Polly Rae                                                              Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Rebecca Ray                                                            Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Timothy D. Rogers                                                      Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Scott H. Rothstein                                                     Vice President and Deputy General
One Corporate Drive, P.O. Box 883                                      Counsel
Shelton, Connecticut  06484-0883

Hayward L. Sawyer                                                     Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Charles R. Shaw                                                        Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Guy Sullivan                                                           Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Amanda C. Sutyak                                                       Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert G. Whitcher                                                     Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kirk P. Wickman                                                        Senior Vice President and
One Corporate Drive, P.O. Box 883                                      General Counsel
Shelton, Connecticut  06484-0883

On December 20, 2002,  Skandia  Insurance  Company Ltd.  (publ),  an insurance  company  organized  under the laws of the Kingdom of
Sweden ("Skandia"), and on that date, the ultimate parent company of American Skandia Marketing, Inc. ("ASM"), announced that it and
Skandia U.S. Inc. had entered into a definitive Stock Purchase Agreement with Prudential  Financial,  Inc., a New Jersey corporation
("Prudential  Financial").  Under the terms of the Stock Purchase Agreement,  Prudential Financial will acquire Skandia U.S. Inc., a
Delaware  corporation,  from  Skandia.  Skandia  U.S.  Inc.  is the sole  shareholder  of ASI,  which is the parent  company of ASM.
Effective as of closing of the acquisition, ASM anticipates the Directors and Officers of ASM to be as follows:

Name and Principal Business Address                                   Position and Offices with Underwriter
-----------------------------------                                   -------------------------------------

Timothy Harris                                                         Chief Legal Officer and Secretary
213 Washington Street
Newark, New Jersey  07102-2992

Lesley Mann                                                            Chief Operating Officer
213 Washington Street
Newark, New Jersey  07102-2992

David R. Odenath, Jr.                                                  Chief Executive Officer
213 Washington Street
Newark, New Jersey  07102-2992

David A. Pugliese                                                      Chief Compliance Officer
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Gene Stark                                                             Chief Financial Officer
213 Washington Street
Newark, New Jersey  07102-2992

     (c)    Compensation from the Registrant:  ASLAC pays ASM an underwriting commission for its role as principal underwriter/distributor of all variable insurance products issued by ASLAC.  ASM is responsible for payment of commissions to the broker-dealer firms who are the ultimate sellers of the product.  ASM does not retain any underwriting commissions.

Item 32.    Location of Accounts and Records:  Accounts and records are maintained by ASLAC at its principal office in Shelton,
Connecticut.

Item 33.    Management Services:  None

Item 34.    Fee  Representation:  American Skandia Life Assurance  Corporation  ("Depositor")  hereby  represents that the aggregate fees and charges under the variable life policies are reasonable in relation to the services  rendered,  the expenses expected to be incurred,  and the risks assumed by the  Depositor.  Depositor  bases its  representation  on its assessment of all of the facts and circumstances,  including  such  relevant  factors  as: the nature and extent of such  services,  expenses  and risks;  the need for
Depositor  to earn a profit;  the degree to which the  policies  include  innovative  features;  and the  regulatory  standards  for exemptive  relief under the  Investment  Company Act of 1940 used prior to October 1996,  including the range of industry  practice.
This  representation  applies to all  Policies  sold  pursuant to this  Registration  Statement,  including  those sold on the terms specifically  described in the prospectus  contained  herein,  or any variations  therein,  based on supplements,  endorsements,  or riders to any Policies or prospectus, or otherwise.

                                                             EXHIBITS

As noted in Item 27, various exhibits are incorporated by reference or are not applicable.  The exhibits included are as follows:

No. (k)          Opinion and Consent of Counsel                                         FILED HEREWITH

No. (n)          Consent of Ernst & Young LLP                                           FILED HEREWITH

                                                       SIGNATURES

         As required by the Securities Act of 1933 and the  Investment  Company Act of 1940, the Registrant  certifies that it meets the  requirements  of Securities  Act Rule 485(b) for  effectiveness  of the  Registration  Statement and has duly caused this  Registration  Statement to be signed on its behalf,  in the Town of Shelton and State of  Connecticut,  on the
29th day of April, 2003.

                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT F
                                                        Registrant

                                      By: American Skandia Life Assurance Corporation

By:  _______________________________________                            Attest:  _________________________
/s/Kathleen A. Chapman, Corporate Secretary                                         /s/Scott K. Richardson

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                         Depositor

By:  _______________________________________                            Attest:  _________________________
/s/Kathleen A. Chapman, Corporate Secretary                                         /s/Scott K. Richardson

As required by the  Securities Act of 1933,  this  Registration  Statement has been signed by the following  persons in the capacities and on the date indicated.

              Signature                            Title                                       Date
                                               (Principal Executive Officer)

          Wade A. Dokken**         President and Chief Executive Officer                  April 29, 2003
           Wade A. Dokken

                               (Principal Financial Officer and Principal Accounting Officer)

         __________________        Vice President, Corporate Treasurer                    April 29, 2003
        /s/Carl A. Cavaliere              and Business Controller

         __________________             Executive Vice President,                         April 29, 2003
       /s/Thomas M. Mazzaferro            Chief Financial Officer

                                                    (Board of Directors)

      Lincoln R. Collins*                          Thomas M. Mazzaferro*               Robert G. Whitcher***
      Lincoln R. Collins                            Thomas M. Mazzaferro                Robert G. Whitcher

                                    *By:  _____________________________
                                          /s/Kathleen A. Chapman

    *Pursuant to Powers of Attorney previously filed with Post-Effective Amendment No. 1 to Registration Statement No.
                                                        333-53596.
    **Pursuant to Power of Attorney filed with Post-Effective Amendment No. 6 to Registration Statement No. 333-38119.
    ***Pursuant to Power of Attorney filed with Pre-Effective Amendment No. 1 to Registration Statement No. 333-68714.